JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 29.5%
Aerospace & Defense — 1.1%
Arconic, Inc. 5.13%, 10/1/2024	37,000	37,600
Boeing Co. (The) 3.60%, 5/1/2034	10,000	10,153
General Dynamics Corp. 3.50%, 5/15/2025	45,000	47,234
L3 Technologies, Inc. 3.85%, 12/15/2026	40,000	41,484
Precision Castparts Corp.
2.50%, 1/15/2023	19,000	18,971
4.38%, 6/15/2045	5,000	5,598
Rockwell Collins, Inc. 3.50%, 3/15/2027	40,000	40,410
TransDigm, Inc. 6.25%, 3/15/2026 (a)	20,000	20,400
United Technologies Corp. 3.65%, 8/16/2023	60,000	62,247

		284,097

Air Freight & Logistics — 0.1%
United Parcel Service, Inc. 3.05%, 11/15/2027	10,000	10,111
XPO Logistics, Inc. 6.13%, 9/1/2023 (a)	20,000	20,145

		30,256

Airlines — 0.2%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	22,430	23,081
United Continental Holdings, Inc. 5.00%, 2/1/2024	20,000	20,250

		43,331

Auto Components — 0.3%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	18,000	17,878
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	18,000	17,343
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	19,000	17,456
Icahn Enterprises LP 6.75%, 2/1/2024	35,000	35,875

		88,552

Banks — 4.5%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	140,000	140,855
3.88%, 8/1/2025	40,000	41,807
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	40,747

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	15,000	15,428
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	35,000	36,213
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (b)	20,000	20,736
Bank of Montreal (Canada)
1.90%, 8/27/2021	8,000	7,906
2.35%, 9/11/2022	7,000	6,974
Bank of Nova Scotia (The) (Canada) 3.40%, 2/11/2024	50,000	51,419
BB&T Corp. 2.85%, 10/26/2024	25,000	25,283
BNP Paribas SA (France) 3.25%, 3/3/2023	10,000	10,230
Canadian Imperial Bank of Commerce (Canada)
3.50%, 9/13/2023	9,000	9,331
3.10%, 4/2/2024	24,000	24,261
CIT Group, Inc. 5.25%, 3/7/2025	24,000	25,353
Citigroup, Inc. 2.75%, 4/25/2022	40,000	40,022
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	60,000	62,355
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	25,000	26,017
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	20,000	20,694
Comerica, Inc. 3.70%, 7/31/2023	5,000	5,196
Fifth Third Bancorp 2.88%, 7/27/2020	10,000	10,039
HSBC Holdings plc (United Kingdom)
7.63%, 5/17/2032	20,000	26,899
6.10%, 1/14/2042	40,000	52,416
Huntington Bancshares, Inc. 2.30%, 1/14/2022	15,000	14,891
KeyCorp 5.10%, 3/24/2021	10,000	10,437
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	8,000	7,990
3.78%, 3/2/2025	5,000	5,251
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	3,000	3,087
PNC Financial Services Group, Inc. (The) 3.50%, 1/23/2024	20,000	20,722
Royal Bank of Canada (Canada)
3.20%, 4/30/2021	100,000	101,485
2.75%, 2/1/2022	8,000	8,078
Royal Bank of Scotland Group plc (United Kingdom) 6.10%, 6/10/2023	19,000	20,158

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	5,000	5,225
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	15,000	15,099
3.75%, 7/19/2023	10,000	10,405
SunTrust Bank
4.05%, 11/3/2025	10,000	10,653
Toronto-Dominion Bank (The) (Canada)
1.80%, 7/13/2021	9,000	8,886
3.25%, 3/11/2024	5,000	5,136
US Bancorp 2.95%, 7/15/2022	20,000	20,290
Wells Fargo & Co.
2.63%, 7/22/2022	35,000	34,905
3.07%, 1/24/2023	70,000	70,500
3.00%, 10/23/2026	25,000	24,764
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	40,000	40,613
Westpac Banking Corp. (Australia) 3.65%, 5/15/2023	20,000	20,743

		1,159,499

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	40,000	40,730
4.90%, 2/1/2046	35,000	36,083
PepsiCo, Inc. 2.38%, 10/6/2026	25,000	24,369

		101,182

Biotechnology — 0.2%
Gilead Sciences, Inc.
2.95%, 3/1/2027	48,000	47,674
4.15%, 3/1/2047	15,000	14,893

		62,567

Building Products — 0.1%
Standard Industries, Inc. 6.00%, 10/15/2025 (a)	32,000	32,999

Capital Markets — 2.1%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	10,000	10,519
Bank of New York Mellon Corp. (The)
3.50%, 4/28/2023	10,000	10,350
2.20%, 8/16/2023	23,000	22,626
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	95,000	94,062
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	60,000	60,000
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	45,000	44,983

Investments	Principal Amount($)	Value($)
3.50%, 11/16/2026	10,000	10,033
3.85%, 1/26/2027	15,000	15,327
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	35,000	35,192
Morgan Stanley
3.75%, 2/25/2023	50,000	51,639
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	65,000	66,984
3.88%, 1/27/2026	25,000	25,976
3.63%, 1/20/2027	18,000	18,335
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	35,000	35,339
MSCI, Inc. 5.75%, 8/15/2025 (a)	12,000	12,507
Northern Trust Corp. 3.95%, 10/30/2025	12,000	12,760
State Street Corp. 3.10%, 5/15/2023	12,000	12,207

		538,839

Chemicals — 0.3%
CF Industries, Inc. 4.95%, 6/1/2043	15,000	12,862
Chemours Co. (The) 7.00%, 5/15/2025	17,000	17,000
Ecolab, Inc. 3.25%, 12/1/2027	12,000	12,230
Ingevity Corp. 4.50%, 2/1/2026 (a)	11,000	10,505
Olin Corp. 5.13%, 9/15/2027	13,000	12,834
PolyOne Corp. 5.25%, 3/15/2023	12,000	12,375
Valvoline, Inc. 4.38%, 8/15/2025	10,000	9,625

		87,431

Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	10,000	9,928
ADT Security Corp. (The) 4.13%, 6/15/2023	39,000	37,781
Aramark Services, Inc. 4.75%, 6/1/2026	15,000	14,906
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	13,000	12,578
Covanta Holding Corp. 5.88%, 3/1/2024	10,000	10,250
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (a)	5,000	4,775
Pitney Bowes, Inc. 4.95%, 4/1/2023 (c)	13,000	12,058
Waste Management, Inc. 3.20%, 6/15/2026	5,000	5,093

		107,369

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Communications Equipment — 0.1%
CommScope, Inc. 5.50%, 6/15/2024 (a)	17,000	15,810
Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	12,740

		28,550

Construction & Engineering — 0.2%
AECOM 5.13%, 3/15/2027	18,000	17,674
MasTec, Inc. 4.88%, 3/15/2023	25,000	25,250
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	13,000	12,545

		55,469

Consumer Finance — 0.8%
Ally Financial, Inc.
5.75%, 11/20/2025	29,000	31,030
8.00%, 11/1/2031	17,000	21,547
American Express Co. 3.40%, 2/27/2023	25,000	25,603
Capital One Financial Corp. 3.20%, 1/30/2023	20,000	20,237
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	8,000	8,300
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	7,000	5,775
John Deere Capital Corp. 2.65%, 6/10/2026	24,000	23,606
Springleaf Finance Corp. 7.13%, 3/15/2026	39,000	40,758
Toyota Motor Credit Corp. 2.70%, 1/11/2023	35,000	35,238

		212,094

Containers & Packaging — 0.3%
Ball Corp. 5.25%, 7/1/2025	12,000	12,630
Crown Americas LLC 4.25%, 9/30/2026	13,000	12,578
Greif, Inc. 6.50%, 3/1/2027 (a)	15,000	15,075
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	24,228	24,265
Sealed Air Corp. 5.50%, 9/15/2025 (a)	12,000	12,450

		76,998

Diversified Consumer Services — 0.1%
Service Corp. International 5.38%, 5/15/2024	12,000	12,300

Investments	Principal Amount($)	Value($)
Diversified Financial Services — 0.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	5,000	4,500
AIG Global Funding 1.90%, 10/6/2021 (a)	7,000	6,871
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	23,000	23,396
CNG Holdings, Inc.
9.38%, 5/15/2020 (a)	13,000	13,016
12.50%, 6/15/2024 (a)	10,000	9,600
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/2025	40,000	41,304
3.40%, 2/7/2028	12,000	12,413
4.40%, 11/1/2048	12,000	13,446
ORIX Corp. (Japan) 4.05%, 1/16/2024	7,000	7,377
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	35,000	36,010
3.75%, 9/12/2046	11,000	11,185

		179,118

Diversified Telecommunication Services — 1.0%
AT&T, Inc. 4.75%, 5/15/2046	10,000	9,965
CCO Holdings LLC 5.75%, 2/15/2026 (a)	61,000	63,287
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	12,000	12,210
5.63%, 4/1/2025	1,000	965
Series G, 6.88%, 1/15/2028	3,000	2,895
Embarq Corp. 8.00%, 6/1/2036	28,000	25,970
Frontier Communications Corp.
6.88%, 1/15/2025	30,000	17,025
8.50%, 4/1/2026 (a)	5,000	4,800
Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023	5,000	4,487
Level 3 Financing, Inc. 5.25%, 3/15/2026	36,000	35,899
Qwest Corp. 6.88%, 9/15/2033	1,000	1,000
Sprint Capital Corp. 8.75%, 3/15/2032	10,000	11,475
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	18,000	16,785
Verizon Communications, Inc.
4.33%, 9/21/2028	30,000	32,462
4.02%, 12/3/2029 (a)	20,000	21,132
Windstream Services LLC 8.63%, 10/31/2025 (a)(c)	5,000	4,988

		265,345

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electric Utilities — 0.8%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	12,000	12,505
Arizona Public Service Co. 3.15%, 5/15/2025	12,000	12,284
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	5,000	5,343
Entergy Louisiana LLC
2.40%, 10/1/2026	12,000	11,522
3.05%, 6/1/2031	25,000	24,553
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	12,000	13,282
Kentucky Utilities Co. 5.13%, 11/1/2040	12,000	14,583
Monongahela Power Co. 4.10%, 4/15/2024 (a)	12,000	12,719
Public Service Electric & Gas Co. 3.00%, 5/15/2027	12,000	12,036
Southern California Edison Co. Series C, 4.13%, 3/1/2048	12,000	11,729
Southwestern Public Service Co.
3.30%, 6/15/2024	12,000	12,335
4.50%, 8/15/2041	12,000	13,471
Tucson Electric Power Co.
3.05%, 3/15/2025	12,000	12,020
4.85%, 12/1/2048	12,000	13,627
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	19,000	19,447
Wisconsin Public Service Corp. 4.75%, 11/1/2044	12,000	14,149

		215,605

Electrical Equipment — 0.1%
Sensata Technologies BV 5.00%, 10/1/2025 (a)	15,000	15,000
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	8,000	7,880

		22,880

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC 5.00%, 9/1/2025	12,000	12,135

Energy Equipment & Services — 0.2%
Nabors Industries, Inc. 5.50%, 1/15/2023	14,000	12,281
Noble Holding International Ltd. 6.20%, 8/1/2040	5,000	3,012
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	18,000	18,169
Transocean, Inc. 6.80%, 3/15/2038	5,000	3,613

		37,075

Investments	Principal Amount($)	Value($)
Entertainment — 0.5%
Cinemark USA, Inc. 4.88%, 6/1/2023	15,000	15,063
NBCUniversal Media LLC 2.88%, 1/15/2023	41,000	41,464
Netflix, Inc. 4.38%, 11/15/2026	24,000	23,364
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	13,000	12,251
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	20,000	19,775
WMG Acquisition Corp. 4.88%, 11/1/2024 (a)	13,000	13,097

		125,014

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp. 3.95%, 3/15/2029	30,000	30,410
AvalonBay Communities, Inc. 3.35%, 5/15/2027	4,000	4,108
CyrusOne LP 5.38%, 3/15/2027	17,000	17,531
Equinix, Inc. 5.75%, 1/1/2025	24,000	24,785
Equity Commonwealth 5.88%, 9/15/2020	3,000	3,070
ERP Operating LP 3.25%, 8/1/2027	5,000	5,103
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	10,000	10,000
Iron Mountain, Inc. 5.75%, 8/15/2024	18,000	17,856
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	12,000	12,390
National Retail Properties, Inc. 3.60%, 12/15/2026	3,000	3,043
Office Properties Income Trust 3.75%, 8/15/2019	8,000	8,007
Realty Income Corp. 4.13%, 10/15/2026	7,000	7,480
Simon Property Group LP 2.75%, 6/1/2023	65,000	65,442

		209,225

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC 6.63%, 6/15/2024	10,000	10,100
New Albertsons LP 8.00%, 5/1/2031	10,000	9,400

		19,500

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Food Products — 0.3%
JBS USA LUX SA 5.75%, 6/15/2025 (a)	38,000	38,855
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	11,000	11,728
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	12,000	12,150

		62,733

Gas Utilities — 0.1%
AmeriGas Partners LP 5.50%, 5/20/2025	13,000	13,212
Brooklyn Union Gas Co. (The) 3.87%, 3/4/2029 (a)	10,000	10,536

		23,748

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.
4.00%, 3/1/2029	10,000	10,524
4.70%, 3/1/2049	20,000	21,872
Medtronic Global Holdings SCA 3.35%, 4/1/2027	23,000	23,764
Medtronic, Inc.
3.63%, 3/15/2024	55,000	57,393
4.00%, 4/1/2043	24,000	24,978
Teleflex, Inc. 4.63%, 11/15/2027	13,000	12,844

		151,375

Health Care Providers & Services — 1.2%
Centene Corp. 5.38%, 6/1/2026 (a)	29,000	30,079
Community Health Systems, Inc.
8.13%, 6/30/2024 (a)	10,000	7,400
8.00%, 3/15/2026 (a)	7,000	6,696
CVS Health Corp. 4.78%, 3/25/2038	20,000	19,930
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	5,000	4,213
HCA, Inc. 5.38%, 9/1/2026	48,000	49,805
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	10,000	8,244
Tenet Healthcare Corp. 4.50%, 4/1/2021	31,000	31,155
UnitedHealth Group, Inc.
3.88%, 10/15/2020	100,000	101,539
3.38%, 4/15/2027	20,000	20,485
4.63%, 11/15/2041	25,000	27,536
WellCare Health Plans, Inc. 5.25%, 4/1/2025	12,000	12,161

		319,243

Investments	Principal Amount($)	Value($)
Hotels, Restaurants & Leisure — 0.4%
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	9,000	9,720
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	7,000	7,332
Eldorado Resorts, Inc. 6.00%, 9/15/2026	12,000	12,340
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	7,000	7,385
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	10,000	10,412
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	10,000	10,350
MGM Resorts International 5.75%, 6/15/2025	25,000	26,219
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	13,000	12,805
Wyndham Destinations, Inc. 5.40%, 4/1/2024 (c)	10,000	10,213

		106,776

Household Durables — 0.1%
Lennar Corp. 4.75%, 5/30/2025	21,000	21,210
Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	13,211

		34,421

Household Products — 0.2%
Kimberly-Clark Corp. 3.20%, 4/25/2029	5,000	5,125
Procter & Gamble Co. (The) 2.45%, 11/3/2026	24,000	23,673
Spectrum Brands, Inc. 5.75%, 7/15/2025	10,000	10,150

		38,948

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. 5.50%, 4/15/2025	24,000	24,785
Calpine Corp. 5.88%, 1/15/2024 (a)	13,000	13,110
Clearway Energy Operating LLC 5.38%, 8/15/2024	13,000	12,935
NRG Energy, Inc. 6.63%, 1/15/2027	24,000	25,530
Talen Energy Supply LLC 6.50%, 6/1/2025	5,000	4,250

		80,610

Insurance — 0.4%
Aflac, Inc. 3.25%, 3/17/2025	4,000	4,111
Allstate Corp. (The) 5.35%, 6/1/2033	3,000	3,630
Athene Global Funding 4.00%, 1/25/2022 (a)	7,000	7,230

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CNO Financial Group, Inc. 5.25%, 5/30/2025	15,000	15,525
Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	15,000	14,953
Lincoln National Corp. 3.35%, 3/9/2025	3,000	3,049
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	10,000	10,647
MetLife, Inc. 3.60%, 11/13/2025	20,000	20,814
New York Life Global Funding 3.00%, 1/10/2028 (a)	10,000	10,086
Principal Financial Group, Inc. 3.70%, 5/15/2029	5,000	5,108
Progressive Corp. (The) 4.35%, 4/25/2044	3,000	3,300
Prudential Financial, Inc. 3.88%, 3/27/2028	8,000	8,525
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	5,000	6,274

		113,252

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.15%, 8/22/2027	46,000	47,285

IT Services — 0.2%
Alliance Data Systems Corp. 5.38%, 8/1/2022 (a)	15,000	15,131
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	3,000	2,805
Mastercard, Inc.
2.95%, 6/1/2029	15,000	15,146
3.65%, 6/1/2049	5,000	5,078

		38,160

Leisure Products — 0.0% (d)
Mattel, Inc. 6.75%, 12/31/2025 (a)	7,000	6,893

Machinery — 0.2%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	15,000	15,431
Colfax Corp. 6.00%, 2/15/2024 (a)	5,000	5,167
Illinois Tool Works, Inc. 4.88%, 9/15/2041	5,000	6,023
Parker-Hannifin Corp. 3.25%, 3/1/2027	24,000	24,181
Tennant Co. 5.63%, 5/1/2025	10,000	10,125

		60,927

Investments	Principal Amount($)	Value($)
Media — 1.1%
AMC Networks, Inc. 5.00%, 4/1/2024	12,000	11,953
Charter Communications Operating LLC 4.91%, 7/23/2025	15,000	15,871
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	5,000	5,348
Comcast Corp.
3.38%, 8/15/2025	20,000	20,506
2.35%, 1/15/2027	40,000	38,202
3.90%, 3/1/2038	20,000	20,257
4.75%, 3/1/2044	39,000	42,879
3.40%, 7/15/2046	15,000	13,636
DISH DBS Corp.
6.75%, 6/1/2021	20,000	20,650
5.88%, 7/15/2022	2,000	1,966
iHeartCommunications, Inc. 8.38%, 5/1/2027	5,000	5,231
Lamar Media Corp. 5.75%, 2/1/2026	24,000	25,095
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	20,000	20,144
TEGNA, Inc. 6.38%, 10/15/2023	19,000	19,475
Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	12,000	12,484

		273,697

Metals & Mining — 0.3%
AK Steel Corp. 7.63%, 10/1/2021	3,000	2,895
Commercial Metals Co. 4.88%, 5/15/2023	18,000	17,820
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	31,000	29,852
5.45%, 3/15/2043	15,000	12,795
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	9,000	11,784
Steel Dynamics, Inc. 4.13%, 9/15/2025	13,000	12,788

		87,934

Multiline Retail — 0.0% (d)
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)	20,000	10,200

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	12,000	12,133
5.15%, 11/15/2043	12,000	14,201
3.80%, 7/15/2048	15,000	14,792

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	10,000	10,387
Puget Sound Energy, Inc. 4.30%, 5/20/2045	12,000	13,056

		64,569

Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp. 5.13%, 12/1/2022	20,000	19,800
BP Capital Markets America, Inc.
3.02%, 1/16/2027	13,000	12,894
4.23%, 11/6/2028	30,000	32,249
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	33,000	34,502
3.51%, 3/17/2025	45,000	46,622
California Resources Corp. 8.00%, 12/15/2022 (a)	5,000	3,487
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	24,000	25,760
Cheniere Energy Partners LP 5.25%, 10/1/2025	12,000	11,979
DCP Midstream Operating LP 5.38%, 7/15/2025	20,000	20,781
Diamondback Energy, Inc. 4.75%, 11/1/2024 (a)	12,000	12,210
Energy Transfer Operating LP 5.88%, 1/15/2024	21,000	22,942
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	7,860
5.60%, 4/1/2044	9,000	7,920
EP Energy LLC
9.38%, 5/1/2024 (a)	10,000	3,137
8.00%, 11/29/2024 (a)	5,000	3,100
7.75%, 5/15/2026 (a)	5,000	4,238
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	16,000	15,480
Murphy Oil Corp. 4.45%, 12/1/2022 (c)	13,000	12,804
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	12,000	12,131
NuStar Logistics LP 5.63%, 4/28/2027	10,000	9,700
Occidental Petroleum Corp.
2.60%, 4/15/2022	22,000	21,821
4.40%, 4/15/2046	21,000	20,838
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	12,000	11,910
QEP Resources, Inc. 5.63%, 3/1/2026	13,000	11,765
Range Resources Corp. 5.00%, 8/15/2022	13,000	12,279

Investments	Principal Amount($)	Value($)
SM Energy Co. 6.13%, 11/15/2022	13,000	12,577
Southwestern Energy Co. 7.50%, 4/1/2026	12,000	11,520
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	20,000	19,941
Sunoco LP 5.50%, 2/15/2026	12,000	12,120
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	12,000	12,240
Targa Resources Partners LP 5.13%, 2/1/2025	25,000	25,062
Total Capital International SA (France)
3.70%, 1/15/2024	55,000	57,397
3.46%, 2/19/2029	15,000	15,576
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	21,000	21,721
4.25%, 5/15/2028	35,000	36,762
5.10%, 3/15/2049	11,000	12,009
Ultra Resources, Inc. 9.00%, 7/12/2024	25,000	10,625
Unit Corp. 6.63%, 5/15/2021	13,000	12,220
WPX Energy, Inc. 5.75%, 6/1/2026	15,000	14,888

		672,867

Paper & Forest Products — 0.0% (d)
Clearwater Paper Corp. 4.50%, 2/1/2023	8,000	7,480

Pharmaceuticals — 1.4%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024	11,000	10,367
Bausch Health Cos., Inc. 7.00%, 3/15/2024 (a)	35,000	36,553
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a)	35,000	35,458
3.40%, 7/26/2029 (a)	20,000	20,555
4.13%, 6/15/2039 (a)	16,000	16,664
4.25%, 10/26/2049 (a)	15,000	15,859
Eli Lilly & Co.
2.75%, 6/1/2025	22,000	22,193
3.88%, 3/15/2039	5,000	5,267
3.95%, 3/15/2049	10,000	10,482
4.15%, 3/15/2059	10,000	10,634
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	35,000	35,522
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.88%, 5/15/2028	30,000	32,054

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Novartis Capital Corp. (Switzerland) 4.00%, 11/20/2045	22,000	23,512
Pfizer, Inc.
3.60%, 9/15/2028	45,000	47,862
3.45%, 3/15/2029	30,000	31,248

		354,230

Professional Services — 0.1%
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	25,000	24,813

Road & Rail — 0.6%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	11,000	10,588
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023 (a)	45,000	46,751
Burlington Northern Santa Fe LLC 4.70%, 9/1/2045	15,000	17,169
DAE Funding LLC (United Arab Emirates) 5.75%, 11/15/2023 (a)	15,000	15,506
Norfolk Southern Corp. 2.90%, 2/15/2023	70,000	70,639

		160,653

Software — 1.1%
Microsoft Corp.
2.70%, 2/12/2025	58,000	58,651
3.50%, 2/12/2035	20,000	20,662
4.75%, 11/3/2055	9,000	10,998
3.95%, 8/8/2056	10,000	10,698
Nuance Communications, Inc. 5.63%, 12/15/2026	13,000	13,276
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,595
Oracle Corp.
2.65%, 7/15/2026	101,000	99,295
4.00%, 7/15/2046	15,000	15,134
4.38%, 5/15/2055	11,000	11,727
Symantec Corp. 5.00%, 4/15/2025 (a)	15,000	14,997

		270,033

Specialty Retail — 0.4%
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	13,000	13,211
Home Depot, Inc. (The)
3.90%, 12/6/2028	22,000	23,712
5.95%, 4/1/2041	20,000	26,220
L Brands, Inc. 5.63%, 10/15/2023	10,000	10,198
Lowe’s Cos., Inc. 4.05%, 5/3/2047	10,000	9,412
Penske Automotive Group, Inc. 5.50%, 5/15/2026	15,000	14,850

Investments	Principal Amount($)	Value($)
PetSmart, Inc. 5.88%, 6/1/2025 (a)	7,000	6,571
Staples, Inc. 10.75%, 4/15/2027 (a)	6,000	5,730

		109,904

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.
2.75%, 1/13/2025	59,000	59,187
3.35%, 2/9/2027	35,000	36,020
4.38%, 5/13/2045	22,000	23,968
EMC Corp. 3.38%, 6/1/2023	37,000	35,935
Western Digital Corp. 4.75%, 2/15/2026	16,000	15,166
Xerox Corp. 4.12%, 3/15/2023 (c)	13,000	12,807

		183,083

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	13,000	12,903

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025 (a)	13,000	12,708
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	20,000	19,754

		32,462

Tobacco — 0.4%
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	40,000	38,466
Philip Morris International, Inc.
2.75%, 2/25/2026	40,000	39,750
3.13%, 3/2/2028	12,000	11,911
3.38%, 8/15/2029	15,000	15,037

		105,164

Trading Companies & Distributors — 0.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	10,000	8,750
United Rentals North America, Inc. 4.63%, 10/15/2025	52,000	51,350
WESCO Distribution, Inc. 5.38%, 6/15/2024	13,000	13,228

		73,328

Wireless Telecommunication Services — 0.3%
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (a)	8,000	6,960
Sprint Corp. 7.13%, 6/15/2024	29,000	30,160
T-Mobile USA, Inc. 5.13%, 4/15/2025	50,000	50,844

		87,964

TOTAL CORPORATE BONDS (Cost $7,421,196)		7,623,085

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MORTGAGE-BACKED SECURITIES — 17.8%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	216,356	228,662
FNMA, Other
Pool # AN3099, 2.53%, 10/1/2024	96,152	97,821
Pool # AN9917, 3.80%, 7/1/2028	350,000	378,568
GNMA II, 30 Year Pool # AJ9020, 4.50%, 10/20/2044	241,744	250,099
UMBS, 30 Year
Pool # MA3073, 4.50%, 7/1/2047	106,971	112,233
Pool # BN5013, 5.00%, 1/1/2049	223,106	242,035
UMBS, 30 Year, Single Family TBA, 4.50%, 6/25/2048 (e)	3,150,000	3,290,766

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,556,241)		4,600,184

U.S. TREASURY OBLIGATIONS — 17.3%
U.S. Treasury Bonds 2.25%, 8/15/2046	10,000	9,368
U.S. Treasury Notes
2.63%, 12/31/2023	1,600,000	1,648,312
2.63%, 12/31/2025	1,000,000	1,037,383
U.S. Treasury STRIPS Bonds
2.98%, 11/15/2039 (f)	1,600,000	973,717
3.15%, 8/15/2048 (f)	1,700,000	791,363

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,170,186)		4,460,143

ASSET-BACKED SECURITIES — 9.3%
American Credit Acceptance Receivables Trust Series 2017-1, Class C, 2.88%, 3/13/2023 (a)	42,080	42,087

Investments	Principal Amount($)	Value($)
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡(a)	150,000	162,852
American Homes 4 Rent Trust Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡(a)	96,635	100,982
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	250,000	253,849
B2R Mortgage Trust Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡(a)	45,338	45,124
CPS Auto Receivables Trust Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	100,000	101,274
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	855	935
Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	15,414
DT Auto Owner Trust Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	99,000	99,842
First Investors Auto Owner Trust
Series 2015-1A, Class D, 3.59%, 1/18/2022 (a)	100,000	100,170
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	90,000	90,574
Series 2017-1A, Class D, 3.60%, 4/17/2023 (a)	81,000	81,959
Flagship Credit Auto Trust Series 2017-2, Class C, 2.96%, 7/15/2023 (a)	85,000	85,210
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	250,000	254,646
Lendmark Funding Trust Series 2017-2A, Class A, 2.80%, 5/20/2026 (a)	280,000	279,459
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	118,986
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (a)	99,680	99,729
Series 2017-SFR1, Class D, 3.57%, 8/17/2034 ‡(a)	150,000	150,451
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (a)	200,000	200,816
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	90,000	91,808
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	19,925	22,224

TOTAL ASSET-BACKED SECURITIES (Cost $2,358,499)		2,398,391

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
FHLMC REMIC Series 4281, Class BC, 4.50%, 12/15/2043 (g)	264,513	282,993
FNMA REMIC
Series 2003-7, Class FA, 3.18%, 2/25/2033 (g)	202,890	204,937
Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	552,877
Series 2005-110, Class TY, 5.50%, 12/25/2035	100,000	112,047
Series 2007-89, Class F, 3.01%, 9/25/2037 (g)	219,462	221,345
GNMA
Series 2010-H24, Class FA, 2.84%, 10/20/2060 (g)	118,171	117,712
Series 2014-H03, Class FA, 3.09%, 1/20/2064 (g)	146,547	146,886
Series 2015-H05, Class FC, 2.97%, 2/20/2065 (g)	374,886	374,689

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,972,529)		2,013,486

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	77,199	77,318
Series K088, Class A2, 3.69%, 1/25/2029	350,000	379,539
FNMA ACES Series 2017-M3, Class A2, 2.48%, 12/25/2026 (g)	100,000	99,051
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	249,687	252,327
FREMF Mortgage Trust Series 2016-K52, Class B, 3.92%, 1/25/2049 (a)(g)	250,000	259,013

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,020,817)		1,067,248

Investments	Principal Amount($)	Value($)
CONVERTIBLE BONDS — 0.0% (d)
Media — 0.0% (d)
DISH Network Corp. 3.38%, 8/15/2026 (Cost $4,260)	5,000	4,594

	Shares
SHORT-TERM INVESTMENTS — 27.0%
INVESTMENT COMPANIES — 13.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (h)(i) (Cost $3,456,642)	3,456,642	3,456,642

	Principal Amount
U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bills 2.43%, 8/1/2019 (f) (Cost $3,535,512)	3,550,000	3,536,627

TOTAL SHORT-TERM INVESTMENTS (Cost $6,992,154)		6,993,269

Total Investments — 112.8% (Cost $28,495,882)		29,160,400
Liabilities in Excess of Other Assets — (12.8%)		(3,305,522)

Net Assets — 100.0%		25,854,878

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	The rate shown is the effective yield as of May 31, 2019.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	20	09/2019	USD	2,348,281	18,083
U.S. Treasury 10 Year Ultra Note	2	09/2019	USD	273,250	4,246

					22,329

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,938,982	$459,409		$2,398,391
Collateralized Mortgage Obligations	—	2,013,486	—		2,013,486
Commercial Mortgage-Backed Securities	—	1,067,248	—		1,067,248
Convertible Bonds	—	4,594	—		4,594
Corporate Bonds	—	7,623,085	—		7,623,085
Mortgage-Backed Securities	—	4,600,184	—		4,600,184
U.S. Treasury Obligations	—	4,460,143	—		4,460,143
Short-Term Investments
Investment Companies	3,456,642	—	—		3,456,642
U.S. Treasury Obligations	—	3,536,627	—		3,536,627

Total Investments in Securities	$3,456,642	$25,244,349	$459,409	*	$29,160,400

Appreciation in Other Financial Instruments
Futures Contracts	$22,329	$—	$—		$22,329

*

Level 3 securities are valued by brokers and pricing services. At May 31, 2019, the value of these securities was $459,409. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Transfers between level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2019	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities:
Asset-Backed Securities	$—	$1,853	$6,746	$21	$—	$(233,320)	$684,109	$—	$459,409

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares 2.33% (a)(b)	$—	$2,060,081	$2,060,081	$—	$—	$—	—	$336	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	6,071,775	4,187,615	6,802,748	—	—	3,456,642	3,456,642	18,977	—

Total	$6,071,775	$6,247,696	$8,862,829	$—	$—	$3,456,642		$19,313	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.6%
Aerospace & Defense — 3.0%
Boeing Co. (The)
2.70%, 5/1/2022	122,000	122,914
3.10%, 5/1/2026	58,000	58,862
3.60%, 5/1/2034	40,000	40,613
L3 Technologies, Inc. 4.40%, 6/15/2028	28,000	30,139
Lockheed Martin Corp.
3.55%, 1/15/2026	34,000	35,517
4.09%, 9/15/2052	76,000	79,664
Northrop Grumman Corp.
3.25%, 1/15/2028	22,000	22,019
4.03%, 10/15/2047	77,000	78,036
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	24,664
Rockwell Collins, Inc. 3.50%, 3/15/2027	101,000	102,035
United Technologies Corp.
3.10%, 6/1/2022	80,000	81,057
4.13%, 11/16/2028	30,000	31,822
4.45%, 11/16/2038	40,000	43,084
4.50%, 6/1/2042	20,000	21,227
3.75%, 11/1/2046	70,000	66,706

		838,359

Automobiles — 0.6%
General Motors Co.
4.88%, 10/2/2023	113,000	117,748
5.00%, 10/1/2028	26,000	26,220
5.00%, 4/1/2035	30,000	29,374

		173,342

Banks — 16.9%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (a)	440,000	438,648
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (a)	331,000	333,021
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (a)	110,000	113,138
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (a)	150,000	149,781
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (a)	110,000	115,059
Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	80,000	80,530
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	180,000	181,958

Investments	Principal Amount($)	Value($)
Citigroup, Inc.
2.65%, 10/26/2020	70,000	70,137
2.90%, 12/8/2021	50,000	50,178
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (a)	225,000	224,722
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (a)	50,000	50,613
3.20%, 10/21/2026	225,000	224,200
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (a)	58,000	58,811
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (a)	20,000	19,942
4.65%, 7/23/2048	50,000	55,297
Citizens Financial Group, Inc. 4.30%, 12/3/2025	124,000	129,341
Cooperatieve Rabobank UA (Netherlands)
4.50%, 1/11/2021	28,000	28,928
3.88%, 2/8/2022	59,000	61,086
5.25%, 5/24/2041	10,000	12,390
HSBC Holdings plc (United Kingdom)
5.10%, 4/5/2021	110,000	114,569
4.00%, 3/30/2022	131,000	135,748
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (a)	200,000	201,995
Huntington Bancshares, Inc. 2.30%, 1/14/2022	180,000	178,695
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	66,000	68,526
3.68%, 2/22/2027	31,000	32,490
3.96%, 3/2/2028	39,000	41,963
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	13,000	13,585
3.15%, 5/19/2027	23,000	23,263
Regions Financial Corp.
3.20%, 2/8/2021	59,000	59,441
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	39,000	41,479
6.00%, 12/19/2023	35,000	37,346
5.13%, 5/28/2024	101,000	104,045
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	80,000	80,459
2.63%, 7/14/2026	70,000	68,743
3.36%, 7/12/2027	59,000	60,949
SunTrust Bank 2.45%, 8/1/2022	40,000	39,844
US Bancorp
Series V, 2.63%, 1/24/2022	46,000	46,231
Series V, 2.38%, 7/22/2026	42,000	40,917
Series X, 3.15%, 4/27/2027	39,000	39,952
Wells Fargo & Co.
2.10%, 7/26/2021	100,000	98,941

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.63%, 7/22/2022	80,000	79,783
3.75%, 1/24/2024	40,000	41,538
3.00%, 10/23/2026	143,000	141,653
4.30%, 7/22/2027	70,000	73,495
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (a)	141,000	143,160
3.90%, 5/1/2045	20,000	20,384
4.75%, 12/7/2046	30,000	32,341
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023	70,000	70,252
2.85%, 5/13/2026	167,000	166,296

		4,695,863

Beverages — 2.1%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	50,000	50,912
4.90%, 2/1/2046	104,000	107,219
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	40,000	41,728
4.90%, 1/23/2031	25,000	27,703
4.60%, 4/15/2048	97,000	96,608
4.44%, 10/6/2048	30,000	29,151
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 (b)	102,000	106,040
4.60%, 5/25/2028 (b)	40,000	42,709
5.09%, 5/25/2048 (b)	28,000	29,947
Molson Coors Brewing Co. 4.20%, 7/15/2046	20,000	18,347
PepsiCo, Inc. 3.45%, 10/6/2046	30,000	29,598

		579,962

Biotechnology — 1.3%
AbbVie, Inc.
2.90%, 11/6/2022	160,000	160,363
3.60%, 5/14/2025	50,000	50,962
4.25%, 11/14/2028	95,000	98,474
Gilead Sciences, Inc. 4.15%, 3/1/2047	63,000	62,550

		372,349

Capital Markets — 8.5%
Bank of New York Mellon Corp. (The)
3.55%, 9/23/2021	99,000	101,127
2.20%, 8/16/2023	60,000	59,026
(ICE LIBOR USD 3 Month + 1.07%), 3.44%, 2/7/2028 (a)	112,000	114,790
CME Group, Inc. 3.00%, 3/15/2025	192,000	196,674
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a)(b)	250,000	258,679
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	40,000	39,605

Investments	Principal Amount($)	Value($)
5.75%, 1/24/2022	291,000	312,833
4.00%, 3/3/2024	188,000	195,846
3.85%, 1/26/2027	73,000	74,590
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (a)	63,000	65,469
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (a)	138,000	137,008
Morgan Stanley
2.63%, 11/17/2021	290,000	288,451
2.75%, 5/19/2022	182,000	182,019
3.70%, 10/23/2024	50,000	51,724
3.63%, 1/20/2027	70,000	71,304
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (a)	100,000	101,907
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (a)	110,000	110,482

		2,361,534

Chemicals — 2.0%
Celanese US Holdings LLC 3.50%, 5/8/2024	20,000	20,180
Dow Chemical Co. (The) 3.50%, 10/1/2024	55,000	56,185
DowDuPont, Inc.
4.21%, 11/15/2023	164,000	172,780
4.73%, 11/15/2028	80,000	87,386
Eastman Chemical Co. 4.65%, 10/15/2044	21,000	20,625
Nutrien Ltd. (Canada) 4.20%, 4/1/2029	40,000	41,630
Sherwin-Williams Co. (The)
2.25%, 5/15/2020	68,000	67,700
2.75%, 6/1/2022	80,000	79,880

		546,366

Commercial Services & Supplies — 0.5%
Waste Management, Inc.
3.20%, 6/15/2026	80,000	81,490
3.45%, 6/15/2029	55,000	56,189

		137,679

Communications Equipment — 0.4%
Cisco Systems, Inc. 2.50%, 9/20/2026	110,000	108,435

Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland) 3.95%, 2/1/2022	300,000	305,707
American Express Co. 3.70%, 8/3/2023	60,000	62,221
Capital One Financial Corp.
3.30%, 10/30/2024	67,000	67,483
3.80%, 1/31/2028	40,000	39,992
Discover Financial Services 4.10%, 2/9/2027	45,000	45,538

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Motors Financial Co., Inc.
3.20%, 7/6/2021	154,000	153,943
4.35%, 1/17/2027	36,000	35,617
John Deere Capital Corp. 2.80%, 3/6/2023	104,000	104,919

		815,420

Containers & Packaging — 0.2%
WRKCo, Inc. 4.65%, 3/15/2026	54,000	57,882

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	80,000	81,377
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	200,000	198,016
ORIX Corp. (Japan) 2.90%, 7/18/2022	10,000	10,082
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	22,000	22,635
4.13%, 5/11/2035	50,000	54,039
4.38%, 5/11/2045	34,000	37,531

		403,680

Diversified Telecommunication Services — 3.3%
AT&T, Inc.
3.00%, 6/30/2022	149,000	150,153
3.40%, 5/15/2025	49,000	49,513
4.30%, 2/15/2030	16,000	16,551
5.25%, 3/1/2037	25,000	26,841
4.35%, 6/15/2045	20,000	18,955
4.50%, 3/9/2048	170,000	163,663
Verizon Communications, Inc.
3.38%, 2/15/2025	7,000	7,189
4.33%, 9/21/2028	52,000	56,266
4.02%, 12/3/2029 (b)	40,000	42,265
4.40%, 11/1/2034	20,000	21,272
4.27%, 1/15/2036	250,000	258,519
4.52%, 9/15/2048	100,000	105,377

		916,564

Electric Utilities — 5.0%
Duke Energy Corp.
3.75%, 4/15/2024	210,000	218,700
2.65%, 9/1/2026	18,000	17,366
3.75%, 9/1/2046	130,000	121,701
Emera US Finance LP (Canada) 4.75%, 6/15/2046	98,000	102,324
Entergy Louisiana LLC 4.00%, 3/15/2033	173,000	188,129
Exelon Corp. 4.45%, 4/15/2046	134,000	140,007
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	119,000	122,045
Series C, 4.85%, 7/15/2047	30,000	32,801

Investments	Principal Amount($)	Value($)
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	15,000	15,708
Florida Power & Light Co. 3.95%, 3/1/2048	30,000	31,495
Fortis, Inc. (Canada) 3.06%, 10/4/2026	62,000	60,479
Indiana Michigan Power Co. 4.25%, 8/15/2048	20,000	21,553
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	30,000	30,360
Ohio Power Co. 4.00%, 6/1/2049	20,000	20,735
Southern California Edison Co. Series C, 3.60%, 2/1/2045	44,000	39,856
Southern Co. (The)
2.35%, 7/1/2021	44,000	43,736
3.25%, 7/1/2026	24,000	23,943
4.40%, 7/1/2046	54,000	54,834
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	17,000	17,293
Series A, 3.50%, 3/15/2027	43,000	44,740
4.60%, 12/1/2048	30,000	34,101

		1,381,906

Electrical Equipment — 0.2%
Eaton Corp. 2.75%, 11/2/2022	53,000	53,114

Energy Equipment & Services — 1.3%
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047	101,000	92,354
Halliburton Co. 5.00%, 11/15/2045	50,000	52,469
Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020 (b)	90,000	89,588
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	20,000	20,593
3.90%, 5/17/2028 (b)	70,000	70,658
4.30%, 5/1/2029 (b)	45,000	46,788

		372,450

Entertainment — 0.1%
TWDC Enterprises 18 Corp. 4.13%, 6/1/2044	30,000	32,702

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.
3.38%, 10/15/2026	110,000	109,265
3.55%, 7/15/2027	158,000	158,001
Boston Properties LP 4.50%, 12/1/2028	60,000	65,162
ERP Operating LP 4.50%, 7/1/2044	24,000	26,543
HCP, Inc. 3.88%, 8/15/2024	141,000	146,226

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Simon Property Group LP 3.30%, 1/15/2026	80,000	81,529
Welltower, Inc.
3.63%, 3/15/2024	110,000	113,242
4.00%, 6/1/2025	140,000	146,546

		846,514

Food & Staples Retailing — 1.2%
Kroger Co. (The) 4.45%, 2/1/2047	20,000	18,769
Sysco Corp. 3.30%, 7/15/2026	30,000	30,205
Walmart, Inc.
3.40%, 6/26/2023	120,000	124,475
3.05%, 7/8/2026	85,000	87,080
3.70%, 6/26/2028	25,000	26,616
4.05%, 6/29/2048	49,000	53,406

		340,551

Food Products — 1.1%
Campbell Soup Co. 3.65%, 3/15/2023	79,000	80,589
Kraft Heinz Foods Co.
3.50%, 6/6/2022	12,000	12,216
3.95%, 7/15/2025	22,000	22,359
4.38%, 6/1/2046	99,000	87,217
McCormick & Co., Inc. 2.70%, 8/15/2022	68,000	67,955
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	23,000	24,522

		294,858

Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	31,000	32,963

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories 3.75%, 11/30/2026	80,000	84,481
Becton Dickinson and Co.
2.89%, 6/6/2022	90,000	90,396
3.70%, 6/6/2027	73,000	74,825
4.69%, 12/15/2044	70,000	75,331
Boston Scientific Corp.
4.00%, 3/1/2028	189,000	197,881
4.55%, 3/1/2039	20,000	21,489
Medtronic, Inc. 4.38%, 3/15/2035	52,000	57,866
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	30,000	30,407

		632,676

Health Care Providers & Services — 4.2%
Aetna, Inc.
2.80%, 6/15/2023	215,000	213,694
3.88%, 8/15/2047	20,000	17,316

Investments	Principal Amount($)	Value($)
Anthem, Inc.
3.65%, 12/1/2027	31,000	31,272
4.65%, 8/15/2044	116,000	120,009
Cigna Corp.
4.80%, 8/15/2038 (b)	68,000	69,571
4.90%, 12/15/2048 (b)	20,000	20,466
CVS Health Corp.
3.35%, 3/9/2021	102,000	103,029
4.10%, 3/25/2025	129,000	133,539
4.30%, 3/25/2028	46,000	47,403
5.05%, 3/25/2048	136,000	138,240
HCA, Inc.
4.50%, 2/15/2027	40,000	41,428
5.50%, 6/15/2047	90,000	94,732
UnitedHealth Group, Inc.
3.75%, 7/15/2025	68,000	71,440
4.25%, 3/15/2043	70,000	73,856

		1,175,995

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.
2.75%, 12/9/2020	32,000	32,167
3.70%, 1/30/2026	112,000	116,691
3.80%, 4/1/2028	33,000	34,601
4.88%, 12/9/2045	70,000	77,169

		260,628

Household Durables — 0.1%
Newell Brands, Inc. 4.20%, 4/1/2026	32,000	31,179

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc. 4.45%, 6/15/2029 (b)	20,000	20,544

Industrial Conglomerates — 2.0%
General Electric Co.
4.63%, 1/7/2021	100,000	102,648
4.65%, 10/17/2021	60,000	62,353
2.70%, 10/9/2022	160,000	158,293
6.75%, 3/15/2032	31,000	37,267
5.88%, 1/14/2038	41,000	45,189
4.13%, 10/9/2042	90,000	80,187
Roper Technologies, Inc. 4.20%, 9/15/2028	69,000	72,737

		558,674

Insurance — 1.6%
American International Group, Inc.
3.90%, 4/1/2026	28,000	28,684
4.50%, 7/16/2044	79,000	79,682
Athene Holding Ltd.
4.13%, 1/12/2028	84,000	82,413
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	90,000	96,239
4.25%, 1/15/2049	20,000	21,536

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	30,000	32,223
MetLife, Inc. 4.13%, 8/13/2042	20,000	20,728
New York Life Global Funding 2.88%, 4/10/2024 (b)	60,000	60,852
Prudential Financial, Inc. 3.91%, 12/7/2047	20,000	19,801

		442,158

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.
3.88%, 8/22/2037	120,000	128,030
4.05%, 8/22/2047	10,000	10,875

		138,905

IT Services — 1.6%
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	45,000	45,967
International Business Machines Corp.
2.80%, 5/13/2021	145,000	145,887
2.85%, 5/13/2022	100,000	100,746
3.00%, 5/15/2024	100,000	100,893
Mastercard, Inc.
2.95%, 6/1/2029	35,000	35,340
3.65%, 6/1/2049	20,000	20,312

		449,145

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	70,000	70,825

Machinery — 0.1%
Illinois Tool Works, Inc. 2.65%, 11/15/2026	28,000	27,937

Media — 3.4%
Charter Communications Operating LLC
4.46%, 7/23/2022	88,000	91,227
6.48%, 10/23/2045	63,000	71,003
Comcast Corp.
3.70%, 4/15/2024	167,000	174,330
3.95%, 10/15/2025	78,000	82,607
4.15%, 10/15/2028	74,000	79,387
3.90%, 3/1/2038	20,000	20,257
4.60%, 10/15/2038	178,000	194,507
4.70%, 10/15/2048	38,000	42,294
Cox Communications, Inc. 3.50%, 8/15/2027 (b)	70,000	69,403
Discovery Communications LLC 5.30%, 5/15/2049	10,000	9,980
Fox Corp. 5.48%, 1/25/2039 (b)	60,000	68,384
Time Warner Cable LLC 6.75%, 6/15/2039	48,000	53,463

		956,842

Investments	Principal Amount($)	Value($)
Metals & Mining — 0.4%
Glencore Funding LLC (Switzerland) 4.00%, 3/27/2027 (b)	120,000	117,114

Multi-Utilities — 1.5%
Berkshire Hathaway Energy Co.
4.50%, 2/1/2045	80,000	87,251
3.80%, 7/15/2048	38,000	37,473
4.45%, 1/15/2049	49,000	53,295
Consolidated Edison Co. of New York, Inc. 4.45%, 3/15/2044	70,000	75,430
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	17,892
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	30,000	30,019
Sempra Energy
3.40%, 2/1/2028	80,000	78,819
3.80%, 2/1/2038	38,000	35,737

		415,916

Oil, Gas & Consumable Fuels — 5.9%
Andeavor Logistics LP 4.25%, 12/1/2027	28,000	28,727
BP Capital Markets America, Inc. 3.41%, 2/11/2026	95,000	97,490
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	80,000	80,644
Canadian Natural Resources Ltd. (Canada)
2.95%, 1/15/2023	125,000	124,634
3.85%, 6/1/2027	29,000	29,345
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	60,000	64,116
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	61,000	64,888
Energy Transfer Operating LP
4.75%, 1/15/2026	22,000	22,877
4.95%, 6/15/2028	32,000	33,757
Enterprise Products Operating LLC
5.10%, 2/15/2045	43,000	46,450
4.80%, 2/1/2049	34,000	36,110
EOG Resources, Inc. 2.63%, 3/15/2023	70,000	69,994
EQM Midstream Partners LP 4.75%, 7/15/2023	118,000	120,336
Kinder Morgan, Inc.
4.30%, 6/1/2025	13,000	13,641
5.55%, 6/1/2045	63,000	68,337
Marathon Petroleum Corp. 4.75%, 9/15/2044	37,000	37,210

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MPLX LP
4.00%, 3/15/2028	34,000	34,067
4.50%, 4/15/2038	60,000	57,058
Noble Energy, Inc.
5.25%, 11/15/2043	100,000	103,453
5.05%, 11/15/2044	20,000	20,317
Occidental Petroleum Corp. 3.00%, 2/15/2027	25,000	24,247
Phillips 66
4.30%, 4/1/2022	64,000	66,904
4.65%, 11/15/2034	50,000	53,863
Suncor Energy, Inc. (Canada) 4.00%, 11/15/2047	30,000	29,674
Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047	112,000	113,104
TransCanada PipeLines Ltd. (Canada)
4.25%, 5/15/2028	21,000	22,057
4.63%, 3/1/2034	101,000	106,472
Williams Cos., Inc. (The)
4.55%, 6/24/2024	59,000	62,600
3.75%, 6/15/2027	16,000	16,200

		1,648,572

Pharmaceuticals — 5.0%
Allergan Funding SCS 3.45%, 3/15/2022	50,000	50,287
AstraZeneca plc (United Kingdom) 4.38%, 11/16/2045	50,000	52,433
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (b)	54,000	54,707
3.40%, 7/26/2029 (b)	30,000	30,832
4.25%, 10/26/2049 (b)	100,000	105,731
Eli Lilly & Co.
3.38%, 3/15/2029	30,000	31,092
3.88%, 3/15/2039	40,000	42,140
3.95%, 3/15/2049	25,000	26,205
Merck & Co., Inc.
2.75%, 2/10/2025	50,000	50,265
3.40%, 3/7/2029	30,000	31,099
Novartis Capital Corp. (Switzerland)
3.40%, 5/6/2024	59,000	61,174
3.00%, 11/20/2025	50,000	50,854
4.40%, 5/6/2044	43,000	48,543
Pfizer, Inc.
3.00%, 12/15/2026	40,000	40,496
4.00%, 12/15/2036	40,000	42,208
4.40%, 5/15/2044	20,000	22,111
4.13%, 12/15/2046	62,000	66,650
4.00%, 3/15/2049	10,000	10,591
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	275,000	272,533
3.20%, 9/23/2026	171,000	168,307

Investments	Principal Amount($)	Value($)
Zoetis, Inc.
3.00%, 9/12/2027	80,000	78,647
4.70%, 2/1/2043	40,000	44,648

		1,381,553

Road & Rail — 2.6%
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	21,000	20,860
4.38%, 5/1/2026 (b)	20,000	20,045
Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	76,000	88,344
4.55%, 9/1/2044	25,000	27,845
4.15%, 4/1/2045	51,000	54,205
CSX Corp.
3.25%, 6/1/2027	124,000	124,686
4.10%, 3/15/2044	20,000	20,345
4.30%, 3/1/2048	77,000	81,159
Norfolk Southern Corp. 4.15%, 2/28/2048	70,000	72,467
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	20,000	20,997
Union Pacific Corp.
3.95%, 9/10/2028	21,000	22,395
3.70%, 3/1/2029	30,000	31,358
3.60%, 9/15/2037	20,000	19,560
4.38%, 9/10/2038	41,000	43,796
4.50%, 9/10/2048	27,000	29,353
4.30%, 3/1/2049	50,000	52,875

		730,290

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 3.50%, 12/5/2026	14,000	14,013
Broadcom Corp.
3.00%, 1/15/2022	54,000	53,701
3.88%, 1/15/2027	92,000	87,495
QUALCOMM, Inc. 4.30%, 5/20/2047	40,000	40,440

		195,649

Software — 2.5%
Microsoft Corp.
2.88%, 2/6/2024	131,000	133,869
3.30%, 2/6/2027	30,000	31,241
3.45%, 8/8/2036	20,000	20,437
4.10%, 2/6/2037	150,000	165,918
3.70%, 8/8/2046	56,000	58,238
Oracle Corp.
1.90%, 9/15/2021	65,000	64,182
2.65%, 7/15/2026	46,000	45,224
3.25%, 11/15/2027	53,000	53,953
3.80%, 11/15/2037	40,000	40,257
4.00%, 7/15/2046	74,000	74,660
4.00%, 11/15/2047	10,000	10,091

		698,070

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Specialty Retail — 0.9%
Home Depot, Inc. (The)
4.20%, 4/1/2043	20,000	21,245
4.25%, 4/1/2046	31,000	33,334
3.50%, 9/15/2056	20,000	18,775
Lowe’s Cos., Inc.
3.10%, 5/3/2027	40,000	39,544
3.70%, 4/15/2046	80,000	71,715
4.05%, 5/3/2047	50,000	47,061
4.55%, 4/5/2049	5,000	5,084

		236,758

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.
2.40%, 5/3/2023	77,000	76,872
2.90%, 9/12/2027	71,000	70,982
4.65%, 2/23/2046	107,000	121,353

		269,207

Thrifts & Mortgage Finance — 0.7%
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a)(b)	200,000	201,987

Tobacco — 2.2%
Altria Group, Inc.
4.80%, 2/14/2029	70,000	73,109
5.80%, 2/14/2039	20,000	21,703
5.38%, 1/31/2044	80,000	81,480
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	150,000	137,175
Philip Morris International, Inc.
3.38%, 8/15/2029	50,000	50,125
3.88%, 8/21/2042	40,000	38,311
4.25%, 11/10/2044	20,000	20,100
Reynolds American, Inc. (United Kingdom)
4.00%, 6/12/2022	123,000	126,522
4.45%, 6/12/2025	58,000	60,256

		608,781

Trading Companies & Distributors — 0.9%
Air Lease Corp. 3.00%, 9/15/2023	247,000	245,178

Wireless Telecommunication Services — 1.1%
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	130,000	133,351
4.38%, 5/30/2028	70,000	72,996
5.25%, 5/30/2048	90,000	93,585

		299,932

TOTAL CORPORATE BONDS (Cost $25,957,006)		27,177,008

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds
3.38%, 11/15/2048	223,000	260,213
3.00%, 2/15/2049	50,000	54,437
U.S. Treasury Notes 2.63%, 2/15/2029	3,500	3,649

TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,275)		318,299

ASSET-BACKED SECURITIES — 0.1%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b) (Cost $28,307)	29,232	29,262

	Shares
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (c)(d) (Cost $308,492)	308,492	308,492

Total Investments — 100.0% (Cost $26,592,080)		27,833,061
Other Assets Less Liabilities — 0.0% (e)		2,534

Net Assets — 100.0%		27,835,595

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2019.
(e)	Amount rounds to less than 0.1% of net assets.

Futures contracts outstanding as of May 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	5	09/2019	USD	1,073,516	4,521
U.S. Treasury Long Bond	2	09/2019	USD	307,750	7,449

					11,970

Short Contracts
U.S. Treasury 5 Year Note	(2)	09/2019	USD	(234,828)	(1,746)
U.S. Treasury 10 Year Note	(3)	09/2019	USD	(380,391)	(4,343)
U.S. Treasury 10 Year Ultra Note	(4)	09/2019	USD	(546,500)	(8,509)
U.S. Treasury Ultra Bond	(1)	09/2019	USD	(176,156)	(6,002)

					(20,600)

					(8,630)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$29,262	$—	$29,262
Corporate Bonds	—	27,177,008	—	27,177,008
U.S. Treasury Obligations	—	318,299	—	318,299
Short-Term Investments
Investment Companies	308,492	—	—	308,492

Total Investments in Securities	$308,492	$27,524,569	$—	$27,833,061

Appreciation in Other Financial Instruments
Futures Contracts	$11,970	$—	$—	$11,970

Depreciation in Other Financial Instruments
Futures Contracts	$(20,600)	$—	$—	$(20,600)

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27%(a)(b)	$307,539	$3,337,900	$3,336,947	$—	$—	$308,492	308,492	$1,582	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Apartments — 23.0%
Agree Realty Corp., REIT	10,748	719,579
American Campus Communities, Inc., REIT	39,237	1,817,458
American Homes 4 Rent, Class A, REIT	76,285	1,862,117
Apartment Investment & Management Co., Class A, REIT	42,265	2,111,137
AvalonBay Communities, Inc., REIT	39,660	8,051,377
Camden Property Trust, REIT	27,670	2,859,971
Equity LifeStyle Properties, Inc., REIT	24,463	2,976,168
Equity Residential, REIT	105,925	8,110,677
Essential Properties Realty Trust, Inc., REIT	13,628	289,731
Essex Property Trust, Inc., REIT	18,810	5,487,629
Front Yard Residential Corp., REIT	14,588	166,887
Getty Realty Corp., REIT	9,946	307,928
Independence Realty Trust, Inc., REIT	25,556	280,605
Investors Real Estate Trust, REIT	3,370	195,089
Invitation Homes, Inc., REIT	112,571	2,885,195
Mid-America Apartment Communities, Inc., REIT	32,610	3,723,410
National Retail Properties, Inc., REIT	46,277	2,477,208
NexPoint Residential Trust, Inc., REIT	5,400	216,432
Preferred Apartment Communities, Inc., Class A, REIT	11,962	187,803
Realty Income Corp., REIT	86,986	6,095,979
Spirit Realty Capital, Inc., REIT	24,657	1,051,868
STORE Capital Corp., REIT	57,860	1,979,969
Sun Communities, Inc., REIT	24,730	3,122,657
UDR, Inc., REIT	78,917	3,533,903

		60,510,777

Diversified — 8.8%
Alexander & Baldwin, Inc., REIT	19,610	452,403
American Assets Trust, Inc., REIT	10,841	492,073
American Finance Trust, Inc., REIT	30,373	317,702
Armada Hoffler Properties, Inc., REIT	14,413	237,814
Colony Capital, Inc., REIT	133,374	692,211
CoreCivic, Inc., REIT	33,980	744,162
CorePoint Lodging, Inc., REIT	11,956	144,907
Cousins Properties, Inc., REIT	120,366	1,089,312
Duke Realty Corp., REIT	102,864	3,095,178
EPR Properties, REIT	21,288	1,662,593
Four Corners Property Trust, Inc., REIT	19,571	562,862
Gaming and Leisure Properties, Inc., REIT	58,386	2,305,663
GEO Group, Inc. (The), REIT	34,567	758,054
Gladstone Commercial Corp., REIT	8,429	177,599
Global Net Lease, Inc., REIT	24,007	441,969
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	17,745	459,773
iStar, Inc., REIT	19,516	214,871
Lexington Realty Trust, REIT	60,562	555,353
NorthStar Realty Europe Corp., REIT	11,412	187,956
One Liberty Properties, Inc., REIT	4,164	118,841
PS Business Parks, Inc., REIT	5,876	945,566
Spirit MTA REIT, REIT	12,313	86,560

Investments	Shares	Value($)
UMH Properties, Inc., REIT	9,706	129,187
VICI Properties, Inc., REIT	115,888	2,570,396
Washington REIT, REIT	22,888	609,050
Whitestone REIT, REIT	10,251	129,880
WP Carey, Inc., REIT	47,554	3,947,457

		23,129,392

Health Care — 12.2%
CareTrust REIT, Inc., REIT	25,440	618,446
Community Healthcare Trust, Inc., REIT	5,119	200,307
HCP, Inc., REIT	136,803	4,338,023
Healthcare Realty Trust, Inc., REIT	35,876	1,156,642
Healthcare Trust of America, Inc., Class A, REIT	58,775	1,692,132
LTC Properties, Inc., REIT	11,355	508,136
Medical Properties Trust, Inc., REIT	106,127	1,886,938
National Health Investors, Inc., REIT	12,237	961,216
New Senior Investment Group, Inc., REIT	23,540	155,129
Omega Healthcare Investors, Inc., REIT	61,414	2,187,567
Physicians Realty Trust, REIT	52,232	956,368
Sabra Health Care REIT, Inc., REIT	51,060	984,947
Senior Housing Properties Trust, REIT	68,071	536,400
Universal Health Realty Income Trust, REIT	3,739	306,486
Ventas, Inc., REIT	101,989	6,557,893
Welltower, Inc., REIT	110,629	8,985,287

		32,031,917

Hotels — 5.7%
Apple Hospitality REIT, Inc., REIT	60,857	939,632
Ashford Hospitality Trust, Inc., REIT	27,484	122,579
Braemar Hotels & Resorts, Inc., REIT	7,913	82,612
Chatham Lodging Trust, REIT	13,331	253,822
Chesapeake Lodging Trust, REIT	17,399	500,569
DiamondRock Hospitality Co., REIT	57,666	571,470
Hersha Hospitality Trust, REIT	10,659	181,736
Hospitality Properties Trust, REIT	47,086	1,171,029
Host Hotels & Resorts, Inc., REIT	212,024	3,839,755
MGM Growth Properties LLC, Class A, REIT	25,902	796,487
Park Hotels & Resorts, Inc., REIT	57,710	1,593,950
Pebblebrook Hotel Trust, REIT	37,313	1,038,421
RLJ Lodging Trust, REIT	50,166	861,350
Ryman Hospitality Properties, Inc., REIT	13,964	1,116,422
Summit Hotel Properties, Inc., REIT	30,003	342,934
Sunstone Hotel Investors, Inc., REIT	65,355	877,064
Xenia Hotels & Resorts, Inc., REIT	32,253	674,410

		14,964,242

Industrial — 15.8%
CoreSite Realty Corp., REIT	10,511	1,226,844
CyrusOne, Inc., REIT	30,998	1,830,122
Digital Realty Trust, Inc., REIT	59,507	7,005,164
EastGroup Properties, Inc., REIT	10,445	1,159,395
Equinix, Inc., REIT	23,114	11,228,550
First Industrial Realty Trust, Inc., REIT	36,248	1,258,168
Industrial Logistics Properties Trust, REIT	18,633	351,418

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value($)
Innovative Industrial Properties, Inc., REIT	2,659	223,436
Liberty Property Trust, REIT	42,364	2,011,019
Monmouth Real Estate Investment Corp., REIT	25,215	351,497
Prologis, Inc., REIT	180,492	13,296,846
STAG Industrial, Inc., REIT	32,214	940,005
Terreno Realty Corp., REIT	17,500	799,925

		41,682,389

Office — 12.9%
Alexandria Real Estate Equities, Inc., REIT	32,278	4,725,822
Boston Properties, Inc., REIT	44,227	5,786,218
Brandywine Realty Trust, REIT	50,342	760,668
Columbia Property Trust, Inc., REIT	33,467	715,524
Corporate Office Properties Trust, REIT	31,572	878,964
Douglas Emmett, Inc., REIT	46,304	1,865,588
Easterly Government Properties, Inc., REIT	17,423	320,757
Empire State Realty Trust, Inc., Class A, REIT	42,602	654,367
Equity Commonwealth, REIT	34,810	1,133,762
Franklin Street Properties Corp., REIT	30,704	222,297
Highwoods Properties, Inc., REIT	29,653	1,300,581
Hudson Pacific Properties, Inc., REIT	44,187	1,476,288
JBG SMITH Properties, REIT	33,348	1,316,913
Kilroy Realty Corp., REIT	28,910	2,130,956
Mack-Cali Realty Corp., REIT	25,862	587,585
Office Properties Income Trust, REIT	13,768	329,193
Paramount Group, Inc., REIT	53,422	761,263
Piedmont Office Realty Trust, Inc., Class A, REIT	35,963	731,128
SL Green Realty Corp., REIT	23,962	2,060,732
Tier REIT, Inc., REIT	15,458	416,129
VEREIT, Inc., REIT	277,111	2,460,746
Vornado Realty Trust, REIT	49,101	3,251,959

		33,887,440

Regional Malls — 6.5%
Macerich Co. (The), REIT	32,336	1,174,767
Pennsylvania REIT, REIT (a)	19,339	123,963
Simon Property Group, Inc., REIT	88,467	14,339,616
Tanger Factory Outlet Centers, Inc., REIT (a)	26,899	456,207
Taubman Centers, Inc., REIT	17,501	776,344
Washington Prime Group, Inc., REIT (a)	53,280	218,448

		17,089,345

Shopping Centers — 5.8%
Acadia Realty Trust, REIT	23,352	638,677
Alexander’s, Inc., REIT	658	242,144
Brixmor Property Group, Inc., REIT	85,510	1,466,496
Cedar Realty Trust, Inc., REIT	25,514	72,205
Federal Realty Investment Trust, REIT	21,294	2,783,765
Kimco Realty Corp., REIT	120,658	2,099,449
Kite Realty Group Trust, REIT	24,002	364,830
Regency Centers Corp., REIT	47,963	3,163,639

Investments	Shares	Value($)
Retail Opportunity Investments Corp., REIT	32,641	546,410
Retail Properties of America, Inc., Class A, REIT	61,128	726,812
Retail Value, Inc., REIT	4,236	135,213
RPT Realty, REIT	22,951	279,314
Saul Centers, Inc., REIT	3,900	209,391
Seritage Growth Properties, Class A, REIT	9,702	405,738
SITE Centers Corp., REIT	41,335	527,848
Urban Edge Properties, REIT	32,738	564,731
Urstadt Biddle Properties, Inc., Class A, REIT	8,565	187,402
Weingarten Realty Investors, REIT	34,909	984,434

		15,398,498

Storage — 9.1%
Americold Realty Trust, REIT	50,131	1,569,100
CubeSmart, REIT	53,591	1,807,088
Extra Space Storage, Inc., REIT	36,450	3,905,982
Iron Mountain, Inc., REIT	81,997	2,513,208
Life Storage, Inc., REIT	13,353	1,285,627
National Storage Affiliates Trust, REIT	16,235	483,641
Public Storage, REIT	44,969	10,697,226
QTS Realty Trust, Inc., Class A, REIT	15,755	727,408
Rexford Industrial Realty, Inc., REIT	27,722	1,047,892

		24,037,172

TOTAL COMMON STOCKS (Cost $255,803,107)		262,731,172

SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (b)(c) (Cost $285,726)	285,726	285,726

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (b)(c) (Cost $825,985)	825,985	825,985

Total Investments — 100.2% (Cost $256,914,818)		263,842,883
Liabilities in Excess of Other Assets — (0.2%)		(653,732)

Net Assets — 100.0%		263,189,151

Percentages indicated are based on net assets.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

MTA	Metropolitan Transportation Authority
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is $773,947.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2019.

Futures contracts outstanding as of May 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	10	06/2019	USD	341,500	11,227

					11,227

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$262,731,172	$—	$—	$262,731,172
Short-Term Investments
Investment Companies	285,726	—	—	285,726
Investment of cash collateral from securities loaned	825,985	—	—	825,985

Total Investments in Securities	$263,842,883	$—	$—	$263,842,883

Appreciation in Other Financial Instruments
Futures Contracts	$11,227	$—	$—	$11,227

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares 2.33% (a)(b)	$132,381	$2,561,718	$1,868,114	$—	$—	$825,985	825,985	$3,023	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	1,275,554	4,059,817	5,049,645	—	—	285,726	285,726	4,327	—

Total	$1,407,935	$6,621,535	$6,917,759	$—	$—	$1,111,711		$7,350	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 85.2%
Azerbaijan — 0.7%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	200,000	207,800
3.50%, 9/1/2032 (a)	282,000	254,783

		462,583

Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	200,000	190,395

Brazil — 4.5%
Federative Republic of Brazil
4.88%, 1/22/2021	237,000	244,526
4.25%, 1/7/2025	520,000	531,700
6.00%, 4/7/2026	381,000	424,434
4.63%, 1/13/2028	220,000	223,244
8.25%, 1/20/2034	191,000	244,754
5.63%, 1/7/2041	279,000	283,008
5.63%, 2/21/2047	842,000	842,888

		2,794,554

Chile — 0.3%
Republic of Chile 3.86%, 6/21/2047	200,000	206,700

China — 0.6%
Export-Import Bank of China (The) 2.88%, 4/26/2026 (b)	200,000	197,359
People’s Republic of China 2.13%, 11/2/2022 (b)	200,000	198,199

		395,558

Colombia — 2.5%
Republic of Colombia
8.13%, 5/21/2024	413,000	500,438
3.88%, 4/25/2027	216,000	218,916
7.38%, 9/18/2037	100,000	130,109
5.63%, 2/26/2044	205,000	229,600
5.00%, 6/15/2045	437,000	456,665

		1,535,728

Croatia — 1.3%
Republic of Croatia
5.50%, 4/4/2023 (a)	205,000	222,323
6.00%, 1/26/2024 (a)	509,000	570,958

		793,281

Dominican Republic — 4.4%
Government of Dominican Republic
5.88%, 4/18/2024 (a)	225,000	236,361
5.50%, 1/27/2025 (a)	116,000	120,495
5.95%, 1/25/2027 (b)	865,000	910,413
5.95%, 1/25/2027 (a)	198,000	208,395
6.00%, 7/19/2028 (a)	260,000	273,911
7.45%, 4/30/2044 (a)	419,000	468,756
6.85%, 1/27/2045 (a)	500,000	527,500

		2,745,831

Investments	Principal Amount($)	Value($)
Ecuador — 4.5%
Republic of Ecuador
10.75%, 3/28/2022 (a)	281,000	312,347
8.75%, 6/2/2023 (a)	200,000	212,500
7.95%, 6/20/2024 (a)	701,000	708,077
9.65%, 12/13/2026 (a)	864,000	906,245
8.88%, 10/23/2027 (a)	201,000	201,652
7.88%, 1/23/2028 (a)	500,000	477,798

		2,818,619

Egypt — 4.3%
Arab Republic of Egypt
6.13%, 1/31/2022 (a)	537,000	542,370
5.88%, 6/11/2025 (a)(c)	464,000	449,500
7.50%, 1/31/2027 (a)	441,000	447,064
6.59%, 2/21/2028 (a)	264,000	250,800
8.50%, 1/31/2047 (a)	800,000	785,000
7.90%, 2/21/2048 (a)	225,000	209,812

		2,684,546

Ethiopia — 0.3%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	200,000	201,975

Gabon — 0.5%
Gabonese Republic 6.38%, 12/12/2024 (a)	290,000	276,587

Ghana — 1.4%
Republic of Ghana
8.13%, 1/18/2026 (a)	223,000	228,854
7.63%, 5/16/2029 (a)	200,000	190,500
8.63%, 6/16/2049 (a)	235,000	217,646
8.95%, 3/26/2051 (a)	275,000	261,513

		898,513

Hungary — 1.3%
Republic of Hungary
5.38%, 2/21/2023	170,000	184,531
5.75%, 11/22/2023	300,000	334,627
7.63%, 3/29/2041	190,000	290,315

		809,473

India — 0.3%
Export-Import Bank of India 3.88%, 2/1/2028 (a)	200,000	201,835

Indonesia — 2.6%
Perusahaan Penerbit SBSN Indonesia III 4.55%, 3/29/2026 (a)	200,000	209,099
Republic of Indonesia
4.75%, 1/8/2026 (a)	480,000	510,190
3.50%, 1/11/2028	200,000	197,000
4.10%, 4/24/2028	200,000	205,000
6.75%, 1/15/2044 (a)	401,000	523,327

		1,644,616

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Iraq — 1.4%
Republic of Iraq
6.75%, 3/9/2023 (a)	400,000	396,500
5.80%, 1/15/2028 (a)	520,000	487,835

		884,335

Ivory Coast — 1.4%
Republic of Cote d’Ivoire
6.38%, 3/3/2028 (a)	373,000	350,620
5.75%, 12/31/2032 (a)(d)	373,765	342,929
6.13%, 6/15/2033 (a)	200,000	174,875

		868,424

Jamaica — 1.8%
Jamaica Government International Bond
6.75%, 4/28/2028	425,000	473,180
8.00%, 3/15/2039	100,000	120,699
7.88%, 7/28/2045	425,000	511,575

		1,105,454

Jordan — 1.1%
Kingdom of Jordan
6.13%, 1/29/2026 (a)	266,000	266,665
5.75%, 1/31/2027 (a)	202,000	197,202
7.38%, 10/10/2047 (a)	225,000	213,750

		677,617

Kazakhstan — 0.6%
Republic of Kazakhstan 3.88%, 10/14/2024 (a)	350,000	362,950

Kenya — 1.4%
Republic of Kenya
6.88%, 6/24/2024 (a)	394,000	400,895
7.25%, 2/28/2028 (a)	200,000	192,500
8.25%, 2/28/2048 (a)	280,000	262,851

		856,246

Kuwait — 0.3%
Kuwait Government Bond 3.50%, 3/20/2027 (a)	200,000	208,250

Lithuania — 0.2%
Republic of Lithuania 6.13%, 3/9/2021 (a)	100,000	105,729

Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	200,000	202,891

Mexico — 1.8%
United Mexican States
4.13%, 1/21/2026	725,000	741,675
6.05%, 1/11/2040	100,000	114,500
4.35%, 1/15/2047	200,000	187,807
5.75%, 10/12/2110	100,000	102,996

		1,146,978

Mongolia — 0.3%
Mongolia Government International Bond 5.13%, 12/5/2022 (a)	200,000	197,025

Investments	Principal Amount($)	Value($)
Morocco — 0.3%
Kingdom of Morocco 4.25%, 12/11/2022 (a)	150,000	154,875

Nigeria — 0.8%
Federal Republic of Nigeria
8.75%, 1/21/2031 (a)	314,000	328,523
7.63%, 11/28/2047 (a)	201,000	180,397

		508,920

Oman — 4.4%
Oman Government International Bond
3.88%, 3/8/2022 (a)	632,000	609,880
4.75%, 6/15/2026 (a)	300,000	268,500
5.38%, 3/8/2027 (a)	381,000	345,757
5.63%, 1/17/2028 (a)	200,000	182,000
6.50%, 3/8/2047 (a)	777,000	642,967
6.75%, 1/17/2048 (b)	205,000	173,738
Oman Sovereign Sukuk SAOC 5.93%, 10/31/2025 (b)	525,000	523,370

		2,746,212

Pakistan — 1.8%
Republic of Pakistan
5.50%, 10/13/2021 (a)	400,000	400,500
8.25%, 4/15/2024 (a)	400,000	425,810
6.88%, 12/5/2027 (a)	295,000	285,476

		1,111,786

Panama — 1.4%
Republic of Panama
3.88%, 3/17/2028	200,000	209,583
6.70%, 1/26/2036	334,000	441,737
4.50%, 5/15/2047	206,000	222,007

		873,327

Paraguay — 0.4%
Republic of Paraguay 6.10%, 8/11/2044 (a)	200,000	225,800

Peru — 1.9%
Republic of Peru
4.13%, 8/25/2027	451,000	494,296
4.13%, 8/25/2027	49,000	53,704
8.75%, 11/21/2033	110,000	172,917
6.55%, 3/14/2037	100,000	136,331
5.63%, 11/18/2050	225,000	294,412

		1,151,660

Philippines — 2.5%
Republic of Philippines
10.63%, 3/16/2025	160,000	227,007
10.63%, 3/16/2025	20,000	28,376
5.50%, 3/30/2026	200,000	232,461
9.50%, 2/2/2030	30,000	46,831
6.38%, 1/15/2032	296,000	391,519
6.38%, 10/23/2034	147,000	198,527
3.70%, 3/1/2041	214,000	222,050
3.70%, 2/2/2042	200,000	207,531

		1,554,302

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Poland — 1.4%
Republic of Poland
3.00%, 3/17/2023	706,000	715,478
4.00%, 1/22/2024	150,000	158,207

		873,685

Qatar — 1.5%
State of Qatar
3.88%, 4/23/2023 (a)	200,000	208,000
4.00%, 3/14/2029 (a)	242,000	254,743
5.10%, 4/23/2048 (b)	400,000	457,870

		920,613

Romania — 1.1%
Republic of Romania
6.75%, 2/7/2022 (a)	136,000	148,427
4.38%, 8/22/2023 (a)	100,000	104,029
4.88%, 1/22/2024 (a)	190,000	202,113
6.13%, 1/22/2044 (a)	100,000	118,500
5.13%, 6/15/2048 (a)	100,000	103,500

		676,569

Russia — 2.5%
Russian Federation
4.25%, 6/23/2027 (a)	400,000	404,800
12.75%, 6/24/2028 (a)	383,000	623,333
7.50%, 3/31/2030 (a)(d)	82,125	91,896
5.88%, 9/16/2043 (a)	200,000	230,700
5.25%, 6/23/2047 (a)	200,000	209,565

		1,560,294

Saudi Arabia — 2.2%
Kingdom of Saudi Arabia
2.88%, 3/4/2023 (a)	320,000	319,040
3.63%, 3/4/2028 (b)	308,000	308,308
4.50%, 4/17/2030 (a)	217,000	230,996
4.50%, 10/26/2046 (b)	267,000	264,664
5.00%, 4/17/2049 (b)	200,000	212,000

		1,335,008

Serbia — 0.8%
Republic of Serbia 7.25%, 9/28/2021 (a)	442,000	480,675

Slovakia — 0.3%
Slovak Republic 4.38%, 5/21/2022 (a)	200,000	209,815

South Africa — 3.8%
Republic of South Africa
5.88%, 5/30/2022	526,000	560,847
5.88%, 9/16/2025	284,000	301,040
4.30%, 10/12/2028	494,000	465,039
5.88%, 6/22/2030	461,000	476,040
5.38%, 7/24/2044	204,000	191,786
5.00%, 10/12/2046	205,000	184,239
5.65%, 9/27/2047	221,000	212,188

		2,391,179

Investments	Principal Amount($)	Value($)
Sri Lanka — 3.8%
Republic of Sri Lanka
6.25%, 7/27/2021 (a)	385,000	385,129
5.75%, 4/18/2023 (a)	200,000	193,759
6.85%, 11/3/2025 (a)	871,000	848,994
6.20%, 5/11/2027 (a)	605,000	554,661
6.75%, 4/18/2028 (a)	421,000	396,793

		2,379,336

Trinidad and Tobago — 0.3%
Republic of Trinidad & Tobago 4.50%, 8/4/2026 (a)	200,000	197,750

Turkey — 6.4%
Hazine Mustesarligi Varlik Kiralama A/S
5.00%, 4/6/2023 (a)	200,000	187,500
4.49%, 11/25/2024 (a)	203,000	179,188
Republic of Turkey
6.25%, 9/26/2022	681,000	660,819
5.75%, 3/22/2024	275,000	254,607
7.38%, 2/5/2025	119,000	116,855
4.25%, 4/14/2026	220,000	182,852
6.00%, 3/25/2027	651,000	584,738
6.13%, 10/24/2028	290,000	259,151
8.00%, 2/14/2034	200,000	199,195
6.88%, 3/17/2036	335,000	298,443
6.88%, 3/17/2036	53,000	47,216
6.75%, 5/30/2040	215,000	188,047
6.75%, 5/30/2040	100,000	87,463
4.88%, 4/16/2043	250,000	183,469
6.63%, 2/17/2045	455,000	388,536
5.75%, 5/11/2047	240,000	187,182

		4,005,261

Ukraine — 4.5%
Republic of Ukraine
7.75%, 9/1/2021 (a)	287,000	288,435
7.75%, 9/1/2022 (a)	375,000	374,062
7.75%, 9/1/2023 (a)	217,000	211,684
7.75%, 9/1/2024 (a)	110,000	105,325
7.75%, 9/1/2025 (a)	100,000	94,800
7.75%, 9/1/2026 (a)	782,000	735,080
7.75%, 9/1/2027 (a)	420,000	391,230
7.38%, 9/25/2032 (a)	643,000	570,691

		2,771,307

United Arab Emirates — 0.5%
Abu Dhabi Government Bond 3.13%, 10/11/2027 (b)	300,000	303,750

Uruguay — 1.9%
Republic of Uruguay
4.50%, 8/14/2024	80,000	84,120
4.38%, 10/27/2027	282,000	296,581
7.63%, 3/21/2036	140,000	192,601
5.10%, 6/18/2050	450,000	483,075
4.98%, 4/20/2055	100,000	105,350

		1,161,727

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Vietnam — 0.3%
Republic of Vietnam 4.80%, 11/19/2024 (a)	200,000	209,987

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $54,050,853)		53,080,531

CORPORATE BONDS — 12.4%
Azerbaijan — 1.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	401,000	456,138
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (b)	350,000	358,104

		814,242

Brazil — 0.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (a)	280,000	302,761

Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027 (a)	372,000	378,326
4.50%, 8/1/2047 (a)	201,000	210,384

		588,710

China — 2.0%
CNAC HK Finbridge Co. Ltd. 3.50%, 7/19/2022 (b)	200,000	200,535
CNOOC Curtis Funding No. 1 Pty. Ltd. 4.50%, 10/3/2023 (a)	200,000	212,565
Sinopec Group Overseas Development Ltd. 3.63%, 4/12/2027 (a)	400,000	404,742
State Grid Overseas Investment Ltd.
3.13%, 5/22/2023 (a)	200,000	201,823
3.50%, 5/4/2027 (a)	250,000	253,186

		1,272,851

Indonesia — 0.7%
Pertamina Persero PT 4.30%, 5/20/2023 (a)	220,000	226,792
Perusahaan Listrik Negara PT 5.25%, 10/24/2042 (a)	200,000	198,379

		425,171

Kazakhstan — 1.7%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	200,000	238,750
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	520,000	562,432
6.38%, 10/24/2048 (a)	200,000	225,828

		1,027,010

Investments	Principal Amount($)	Value($)
Malaysia — 0.8%
Petronas Capital Ltd.
7.88%, 5/22/2022 (a)	180,000	205,651
4.50%, 3/18/2045 (a)	231,000	261,699

		467,350

Mexico — 2.1%
Comision Federal de Electricidad 4.75%, 2/23/2027 (a)	100,000	101,545
Petroleos Mexicanos
4.88%, 1/24/2022	60,000	60,834
(ICE LIBOR USD 3 Month + 3.65%), 6.25%, 3/11/2022 (e)	100,000	103,877
5.38%, 3/13/2022	150,000	154,186
4.63%, 9/21/2023	70,000	69,559
4.25%, 1/15/2025	75,000	70,650
5.50%, 6/27/2044	163,000	131,465
5.63%, 1/23/2046	767,000	624,338

		1,316,454

Oman — 0.3%
Lamar Funding Ltd. 3.96%, 5/7/2025 (a)	200,000	174,247

Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	213,750

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024 (a)	100,000	121,616

Russia — 0.2%
Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025 (a)	125,000	135,688

South Africa — 1.1%
Eskom Holdings SOC Ltd.
7.13%, 2/11/2025 (a)	294,000	300,615
6.35%, 8/10/2028 (a)	200,000	208,694
Transnet SOC Ltd. 4.00%, 7/26/2022 (a)	200,000	196,000

		705,309

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025 (a)	200,000	177,500

TOTAL CORPORATE BONDS (Cost 7,722,506)		7,742,659

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (f)(g) (Cost $281,778)	281,778	281,778

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (f)(g) (Cost $453,900)	453,900	453,900

Total Investments — 98.8% (Cost $62,509,037)		61,558,868
Other Assets Less Liabilities — 1.2%		721,479

Net Assets — 100.0%		62,280,347

Percentages indicated are based on net assets.

Abbreviations

CJSC	Closed Joint Stock Company
ICE	Intercontinental Exchange

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PT	Limited liability company
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is $431,094.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds	$—	$7,742,659	$—	$7,742,659
Foreign Government Securities	—	53,080,531	—	53,080,531
Short-Term Investments
Investment Companies	281,778	—	—	281,778
Investment of cash collateral from securities loaned	453,900	—	—	453,900

Total Investments in Securities	$735,678	$60,823,190	$—	$61,558,868

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares 2.33% (a)(b)	$—	$1,371,765	$917,865	$—	$—	$453,900	453,900	$3,161	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	353,654	1,294,939	1,366,815	—	—	281,778	281,778	1,437	—

Total	$353,654	$2,666,704	$2,284,680	$—	$—	$735,678		$4,598	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.0%
Aerospace & Defense — 2.8%
Arconic, Inc.
6.15%, 8/15/2020	288,000	295,920
5.40%, 4/15/2021	385,000	394,367
5.13%, 10/1/2024	372,000	378,034
Bombardier, Inc. (Canada)
6.13%, 1/15/2023 (a)	390,000	379,158
7.50%, 3/15/2025 (a)(b)	468,000	453,820
7.88%, 4/15/2027 (a)	480,000	460,656
TransDigm, Inc.
6.00%, 7/15/2022	330,000	331,237
6.50%, 7/15/2024	374,000	372,635
6.25%, 3/15/2026 (a)	1,141,000	1,163,820
6.38%, 6/15/2026	262,000	257,415

		4,487,062

Air Freight & Logistics — 0.4%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	287,000	291,090
6.13%, 9/1/2023 (a)	145,000	146,054
6.75%, 8/15/2024 (a)	125,000	128,437

		565,581

Auto Components — 1.7%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	273,000	271,144
5.88%, 6/1/2029 (a)	125,000	126,094
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	80,000	80,900
6.25%, 4/1/2025	169,000	162,833
6.50%, 4/1/2027	145,000	137,025
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	273,000	271,763
5.00%, 5/31/2026 (b)	244,000	224,175
4.88%, 3/15/2027 (b)	170,000	152,575
Icahn Enterprises LP
6.00%, 8/1/2020	489,000	489,000
5.88%, 2/1/2022	390,000	393,412
6.25%, 2/1/2022	349,000	355,544
6.38%, 12/15/2025	122,000	122,610

		2,787,075

Automobiles — 0.7%
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	600,000	625,506
Jaguar Land Rover Automotive plc (United Kingdom)
3.50%, 3/15/2020 (a)	200,000	197,000
5.63%, 2/1/2023 (a)(b)	150,000	145,500
4.50%, 10/1/2027 (a)	200,000	164,000

		1,132,006

Investments	Principal Amount($)	Value($)
Banks — 2.1%
CIT Group, Inc.
4.13%, 3/9/2021	106,000	106,797
5.00%, 8/15/2022	330,000	342,217
5.00%, 8/1/2023	198,000	206,581
4.75%, 2/16/2024	70,000	72,013
5.25%, 3/7/2025	97,000	102,469
Goldman Sachs Capital I 6.35%, 2/15/2034	324,000	402,217
Intesa Sanpaolo SpA (Italy)
5.02%, 6/26/2024 (a)	600,000	568,925
5.71%, 1/15/2026 (a)	600,000	572,757
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 2.50%), 7.65%, 9/30/2031 (c)(d)(e)	233,000	298,531
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a)(d)	400,000	363,927
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a)(d)	395,000	390,899

		3,427,333

Beverages — 0.0% (f)
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025 (a)	40,000	39,400

Building Products — 0.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	104,000	103,870
Summit Materials LLC 6.13%, 7/15/2023	201,000	202,507

		306,377

Capital Markets — 1.4%
Deutsche Bank AG (Germany) 4.50%, 4/1/2025	408,000	382,841
(USD Swap Semi 5 Year + 2.25%), 4.30%, 5/24/2028 (d)	408,000	363,597
(USD ICE Swap Rate 5 Year + 2.55%), 4.88%, 12/1/2032 (d)	400,000	329,608
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	340,000	438,175
MSCI, Inc.
5.25%, 11/15/2024 (a)	232,000	237,800
5.75%, 8/15/2025 (a)	224,000	233,475
4.75%, 8/1/2026 (a)	92,000	93,812
5.38%, 5/15/2027 (a)	159,000	167,149

		2,246,457

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Chemicals — 1.9%
Ashland LLC 4.75%, 8/15/2022 (g)	298,000	306,940
Blue Cube Spinco LLC
9.75%, 10/15/2023	198,000	217,800
10.00%, 10/15/2025	93,000	104,276
CF Industries, Inc.
7.13%, 5/1/2020	52,000	53,560
3.45%, 6/1/2023	217,000	211,033
5.15%, 3/15/2034	222,000	208,125
4.95%, 6/1/2043	180,000	154,350
5.38%, 3/15/2044	223,000	198,470
Chemours Co. (The)
6.63%, 5/15/2023	240,000	239,100
7.00%, 5/15/2025	200,000	200,000
5.38%, 5/15/2027	145,000	131,225
Element Solutions, Inc. 5.88%, 12/1/2025 (a)	243,000	246,341
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	156,000	175,812
Olin Corp.
5.13%, 9/15/2027	144,000	142,157
5.00%, 2/1/2030	160,000	154,000
Tronox, Inc. 6.50%, 4/15/2026 (a)(b)	179,000	168,036
WR Grace & Co.-Conn. 5.13%, 10/1/2021 (a)	183,000	185,233

		3,096,458

Commercial Services & Supplies — 2.2%
ADT Security Corp. (The)
6.25%, 10/15/2021	312,000	326,040
3.50%, 7/15/2022	312,000	301,860
4.13%, 6/15/2023	177,000	171,469
4.88%, 7/15/2032 (a)	227,000	187,842
Aramark Services, Inc.
5.13%, 1/15/2024	281,000	284,453
5.00%, 4/1/2025 (a)	187,000	186,065
4.75%, 6/1/2026	73,000	72,544
5.00%, 2/1/2028 (a)	359,000	355,186
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/2021 (a)	178,000	177,555
Nielsen Finance LLC
4.50%, 10/1/2020	225,000	224,483
5.00%, 4/15/2022 (a)	680,000	674,240
Pitney Bowes, Inc.
3.88%, 10/1/2021 (g)	173,000	166,357
4.63%, 3/15/2024	135,000	119,611
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	125,000	122,660
5.75%, 4/15/2026 (a)	125,000	123,438

		3,493,803

Communications Equipment — 1.7%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	501,000	454,658
5.00%, 3/15/2027 (a)	216,000	183,600

Investments	Principal Amount($)	Value($)
CommScope, Inc.
5.00%, 6/15/2021 (a)	88,000	87,450
5.50%, 3/1/2024 (a)	375,000	378,739
5.50%, 6/15/2024 (a)	187,000	173,910
6.00%, 3/1/2026 (a)	375,000	375,000
Nokia OYJ (Finland)
3.38%, 6/12/2022	144,000	143,280
4.38%, 6/12/2027	145,000	142,100
6.63%, 5/15/2039	146,000	155,307
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	338,000	343,871
ViaSat, Inc.
5.63%, 9/15/2025 (a)	125,000	121,250
5.63%, 4/15/2027 (a)	200,000	202,898

		2,762,063

Construction & Engineering — 0.3%
AECOM
5.88%, 10/15/2024	249,000	256,550
5.13%, 3/15/2027	312,000	306,345

		562,895

Consumer Finance — 2.4%
Ally Financial, Inc.
5.13%, 9/30/2024	221,000	231,221
5.75%, 11/20/2025	331,000	354,170
8.00%, 11/1/2031	630,000	798,525
Navient Corp.
6.50%, 6/15/2022	267,000	277,680
5.50%, 1/25/2023	250,000	249,313
6.13%, 3/25/2024	125,000	127,511
Springleaf Finance Corp.
8.25%, 12/15/2020	217,000	232,036
7.75%, 10/1/2021	31,000	33,325
6.13%, 5/15/2022	254,000	265,430
5.63%, 3/15/2023	141,000	145,196
6.13%, 3/15/2024	216,000	224,100
6.88%, 3/15/2025	406,000	423,133
7.13%, 3/15/2026	489,000	511,040

		3,872,680

Containers & Packaging — 2.5%
Ardagh Packaging Finance plc (Ireland)
4.63%, 5/15/2023 (a)	400,000	399,500
7.25%, 5/15/2024 (a)	600,000	624,750
6.00%, 2/15/2025 (a)	600,000	594,120
Ball Corp.
4.38%, 12/15/2020	282,000	286,935
4.00%, 11/15/2023	312,000	313,950
5.25%, 7/1/2025	312,000	328,380
Berry Global Escrow Corp. 5.63%, 7/15/2027 (a)	115,000	115,862

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Berry Global, Inc.
5.50%, 5/15/2022	138,000	139,035
5.13%, 7/15/2023	182,000	183,365
4.50%, 2/15/2026 (a)	125,000	118,150
Crown Americas LLC
4.50%, 1/15/2023	287,000	290,553
4.75%, 2/1/2026	237,000	238,304
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022 (a)	119,000	120,785
5.88%, 8/15/2023 (a)	182,000	190,205

		3,943,894

Diversified Consumer Services — 0.2%
Service Corp. International
5.38%, 5/15/2024	222,000	227,550
4.63%, 12/15/2027	141,000	141,176

		368,726

Diversified Financial Services — 0.1%
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (d)	190,000	192,375

Diversified Telecommunication Services — 7.0%
Altice France SA (France)
6.25%, 5/15/2024 (a)	400,000	405,500
7.38%, 5/1/2026 (a)	1,759,000	1,718,323
8.13%, 2/1/2027 (a)	539,000	538,326
CCO Holdings LLC
5.88%, 4/1/2024 (a)	116,000	119,915
5.75%, 2/15/2026 (a)	721,000	748,038
5.50%, 5/1/2026 (a)	61,000	62,471
5.13%, 5/1/2027 (a)	963,000	963,602
5.00%, 2/1/2028 (a)	721,000	713,790
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	387,000	402,480
Series T, 5.80%, 3/15/2022	429,000	436,507
Series Y, 7.50%, 4/1/2024	309,000	329,858
Embarq Corp. 8.00%, 6/1/2036	469,000	434,997
Intelsat Jackson Holdings SA (Luxembourg) 8.00%, 2/15/2024 (a)	374,000	389,334
Level 3 Financing, Inc.
5.38%, 8/15/2022	288,000	289,080
5.38%, 1/15/2024	245,000	245,613
5.38%, 5/1/2025	244,000	244,305
Sable International Finance Ltd. 6.88%, 8/1/2022 (a)	200,000	205,418
Sprint Capital Corp. 6.88%, 11/15/2028	781,000	813,021
Telecom Italia Capital SA (Italy)
7.20%, 7/18/2036	316,000	320,740
7.72%, 6/4/2038	318,000	328,335
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	600,000	593,220

Investments	Principal Amount($)	Value($)
Virgin Media Finance plc (United Kingdom) 6.00%, 10/15/2024 (a)	200,000	204,500
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026 (a)	400,000	398,000
5.50%, 8/15/2026 (a)	200,000	200,936

		11,106,309

Electric Utilities — 0.9%
Emera, Inc. (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	374,000	401,115
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	160,000	159,000
4.50%, 9/15/2027 (a)	156,000	151,320
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	317,000	324,466
5.63%, 2/15/2027 (a)	405,000	416,522

		1,452,423

Electrical Equipment — 0.2%
Sensata Technologies BV
4.88%, 10/15/2023 (a)	139,000	141,433
5.00%, 10/1/2025 (a)	193,000	193,000

		334,433

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC
5.00%, 9/1/2023	144,000	145,656
5.50%, 12/1/2024	167,000	173,889
5.00%, 9/1/2025	182,000	184,047

		503,592

Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	126,000	113,085
5.70%, 10/15/2039	128,000	79,360
4.88%, 11/1/2043	207,000	122,130
Ensco Rowan plc
4.50%, 10/1/2024	92,000	63,653
5.20%, 3/15/2025	160,000	110,800
7.75%, 2/1/2026	490,000	363,825
5.75%, 10/1/2044	253,000	146,740
Nabors Industries, Inc.
5.00%, 9/15/2020	125,000	126,212
4.63%, 9/15/2021	240,000	229,800
5.75%, 2/1/2025	260,000	211,497
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	100,170	100,420
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)	36,000	37,395
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	30,400	30,704

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transocean, Inc.
9.00%, 7/15/2023 (a)	352,000	361,662
7.25%, 11/1/2025 (a)	231,000	214,830
7.50%, 1/15/2026 (a)	198,000	184,883
USA Compression Partners LP
6.88%, 4/1/2026	230,000	235,750
6.88%, 9/1/2027 (a)	230,000	234,888

		2,967,634

Entertainment — 1.5%
Cinemark USA, Inc. 4.88%, 6/1/2023	213,000	213,895
Lions Gate Capital Holdings LLC
6.38%, 2/1/2024 (a)	125,000	128,125
5.88%, 11/1/2024 (a)	125,000	125,625
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	163,000	163,815
Netflix, Inc.
5.50%, 2/15/2022	26,000	27,073
5.88%, 2/15/2025	160,000	169,742
4.38%, 11/15/2026	276,000	268,680
4.88%, 4/15/2028	451,000	445,457
5.88%, 11/15/2028	526,000	552,300
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (d)	172,000	170,065
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)	172,000	175,010

		2,439,787

Equity Real Estate Investment Trusts (REITs) — 3.1%
CyrusOne LP 5.00%, 3/15/2024	202,000	203,455
Equinix, Inc.
5.38%, 4/1/2023	288,000	291,874
5.88%, 1/15/2026	341,000	357,228
5.38%, 5/15/2027	395,000	413,762
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	410,000	410,000
Iron Mountain, Inc.
6.00%, 8/15/2023	82,000	83,845
5.75%, 8/15/2024	286,000	283,718
4.88%, 9/15/2027 (a)	312,000	293,280
5.25%, 3/15/2028 (a)	257,000	242,865
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	315,000	325,238
4.50%, 9/1/2026	163,000	158,876
5.75%, 2/1/2027 (a)	237,000	244,110
MPT Operating Partnership LP
6.38%, 3/1/2024	139,000	144,907
5.25%, 8/1/2026	122,000	122,988
5.00%, 10/15/2027	394,000	388,583
SBA Communications Corp.
4.88%, 7/15/2022	202,000	203,291
4.00%, 10/1/2022	229,000	227,768
4.88%, 9/1/2024	336,000	332,757

Investments	Principal Amount($)	Value($)
Uniti Group LP 6.00%, 4/15/2023 (a)	175,000	163,625

		4,892,170

Food & Staples Retailing — 0.1%
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	105,000	116,482

Food Products — 2.0%
B&G Foods, Inc.
4.63%, 6/1/2021	192,000	191,040
5.25%, 4/1/2025 (b)	307,000	296,831
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	214,000	213,465
4.88%, 11/1/2026 (a)	214,000	214,535
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	316,000	319,950
5.88%, 9/30/2027 (a)	268,000	269,594
Post Holdings, Inc.
5.50%, 3/1/2025 (a)	316,000	318,765
5.00%, 8/15/2026 (a)	536,000	527,290
5.75%, 3/1/2027 (a)	410,000	411,025
5.63%, 1/15/2028 (a)	211,000	209,154
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	204,000	207,929

		3,179,578

Gas Utilities — 0.5%
AmeriGas Partners LP
5.63%, 5/20/2024	189,000	195,615
5.50%, 5/20/2025	193,000	196,146
5.88%, 8/20/2026	189,000	195,615
Suburban Propane Partners LP 5.50%, 6/1/2024	164,000	160,720

		748,096

Health Care Equipment & Supplies — 0.6%
Hologic, Inc. 4.38%, 10/15/2025 (a)	267,000	263,996
Mallinckrodt International Finance SA
4.88%, 4/15/2020 (a)	193,000	185,222
5.75%, 8/1/2022 (a)(b)	229,000	186,567
5.63%, 10/15/2023 (a)	194,000	132,890
Teleflex, Inc. 4.63%, 11/15/2027	118,000	116,584

		885,259

Health Care Providers & Services — 6.0%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	175,000	175,219
Centene Corp.
5.63%, 2/15/2021	396,000	400,455
6.13%, 2/15/2024	258,000	269,321
4.75%, 1/15/2025	339,000	343,237
5.38%, 6/1/2026 (a)	483,000	500,968

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
DaVita, Inc.
5.75%, 8/15/2022	349,000	352,054
5.13%, 7/15/2024	494,000	481,502
5.00%, 5/1/2025	422,000	398,790
Encompass Health Corp. 5.75%, 11/1/2024	338,000	339,774
HCA, Inc.
7.50%, 2/15/2022	624,000	683,280
5.38%, 2/1/2025	775,000	810,045
5.63%, 9/1/2028	468,000	487,750
5.88%, 2/1/2029	119,000	126,289
MEDNAX, Inc.
5.25%, 12/1/2023 (a)	231,000	230,422
6.25%, 1/15/2027 (a)	195,000	195,488
Molina Healthcare, Inc. 5.38%, 11/15/2022 (g)	205,000	209,038
Tenet Healthcare Corp.
6.00%, 10/1/2020	470,000	482,831
8.13%, 4/1/2022	831,000	866,077
6.75%, 6/15/2023	408,000	406,437
4.63%, 7/15/2024	538,000	534,073
5.13%, 5/1/2025	407,000	403,947
6.25%, 2/1/2027 (a)	260,000	265,200
WellCare Health Plans, Inc.
5.25%, 4/1/2025	346,000	350,654
5.38%, 8/15/2026 (a)	217,000	222,360

		9,535,211

Health Care Technology — 0.6%
IQVIA, Inc.
4.88%, 5/15/2023 (a)	207,000	209,329
5.00%, 10/15/2026 (a)	400,000	407,000
5.00%, 5/15/2027 (a)	300,000	304,323

		920,652

Hotels, Restaurants & Leisure — 6.9%
1011778 BC ULC (Canada)
4.63%, 1/15/2022 (a)	351,000	351,000
4.25%, 5/15/2024 (a)	422,000	416,725
5.00%, 10/15/2025 (a)	822,000	805,560
Boyd Gaming Corp.
6.88%, 5/15/2023	202,000	208,312
6.38%, 4/1/2026	226,000	232,803
6.00%, 8/15/2026	191,000	192,433
Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	481,000	470,418
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	180,000	182,587
4.75%, 1/15/2028 (a)	160,000	153,600
Eldorado Resorts, Inc.
6.00%, 4/1/2025	276,000	280,507
6.00%, 9/15/2026	189,000	194,356
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	298,000	294,132
5.13%, 5/1/2026	432,000	434,570

Investments	Principal Amount($)	Value($)
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	244,000	244,915
4.88%, 4/1/2027	177,000	178,025
International Game Technology plc
6.25%, 2/15/2022 (a)	600,000	620,250
6.50%, 2/15/2025 (a)	400,000	422,000
6.25%, 1/15/2027 (a)	213,000	219,656
KFC Holding Co.
5.00%, 6/1/2024 (a)	294,000	298,410
5.25%, 6/1/2026 (a)	299,000	302,738
4.75%, 6/1/2027 (a)	200,000	196,000
MGM Resorts International
6.63%, 12/15/2021	395,000	420,813
7.75%, 3/15/2022	213,000	234,832
6.00%, 3/15/2023	395,000	416,725
5.75%, 6/15/2025	245,000	256,944
5.50%, 4/15/2027	316,000	318,963
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	21,000	21,158
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	153,000	154,175
5.25%, 11/15/2023 (a)	144,000	144,720
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	395,000	389,075
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	316,000	312,113
5.50%, 4/15/2027 (a)	163,000	162,526
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	280,000	288,050
Wyndham Destinations, Inc. 4.25%, 3/1/2022	172,000	171,020
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	143,000	140,796
5.50%, 3/1/2025 (a)	568,000	556,640
5.25%, 5/15/2027 (a)	288,000	274,320

		10,961,867

Household Durables — 1.1%
Brookfield Residential Properties, Inc. (Canada)
6.50%, 12/15/2020 (a)	152,000	151,620
6.13%, 7/1/2022 (a)	153,000	154,147
Lennar Corp.
4.13%, 1/15/2022	155,000	155,698
4.75%, 11/15/2022 (g)	26,000	26,780
4.50%, 4/30/2024	169,000	170,690
4.75%, 11/29/2027	241,000	242,530
MDC Holdings, Inc. 6.00%, 1/15/2043	144,000	126,360
PulteGroup, Inc.
5.50%, 3/1/2026	216,000	224,910
5.00%, 1/15/2027	172,000	173,720
Taylor Morrison Communities, Inc. 5.25%, 4/15/2021 (a)	148,000	146,890
Tempur Sealy International, Inc.
5.50%, 6/15/2026	152,000	152,380

		1,725,725

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Household Products — 0.5%
Energizer Holdings, Inc.
5.50%, 6/15/2025 (a)	168,000	165,850
6.38%, 7/15/2026 (a)(b)	140,000	140,350
7.75%, 1/15/2027 (a)	189,000	197,032
Spectrum Brands, Inc. 5.75%, 7/15/2025	276,000	280,126

		783,358

Independent Power and Renewable Electricity Producers — 1.6%
AES Corp.
4.00%, 3/15/2021	70,000	70,437
4.88%, 5/15/2023	222,000	222,946
5.50%, 4/15/2025	170,000	175,559
Clearway Energy Operating LLC
5.38%, 8/15/2024	170,000	169,150
5.75%, 10/15/2025 (a)	187,000	186,532
NRG Energy, Inc.
7.25%, 5/15/2026	275,000	296,656
6.63%, 1/15/2027	389,000	413,799
5.75%, 1/15/2028	230,000	240,624
Vistra Energy Corp.
7.38%, 11/1/2022	457,000	471,761
7.63%, 11/1/2024	341,000	358,715

		2,606,179

Insurance — 0.1%
Genworth Holdings, Inc. 7.63%, 9/24/2021	179,000	172,287

Internet & Direct Marketing Retail — 0.3%
QVC, Inc.
4.38%, 3/15/2023	194,000	194,628
4.85%, 4/1/2024	156,000	158,975
4.45%, 2/15/2025	154,000	153,074

		506,677

IT Services — 2.1%
First Data Corp.
5.38%, 8/15/2023 (a)	359,000	363,667
5.00%, 1/15/2024 (a)	547,000	558,610
5.75%, 1/15/2024 (a)	633,000	647,717
VeriSign, Inc.
4.63%, 5/1/2023	216,000	218,095
5.25%, 4/1/2025	138,000	144,210
4.75%, 7/15/2027	228,000	232,036
Zayo Group LLC
6.00%, 4/1/2023	438,000	449,397
6.38%, 5/15/2025	284,000	292,165
5.75%, 1/15/2027 (a)	503,000	516,832

		3,422,729

Leisure Products — 0.3%
Mattel, Inc. 6.75%, 12/31/2025 (a)	421,000	414,563

Investments	Principal Amount($)	Value($)
Machinery — 0.7%
Colfax Corp. 6.00%, 2/15/2024 (a)	187,000	193,233
Navistar International Corp. 6.63%, 11/1/2025 (a)	125,000	127,815
Novelis Corp.
6.25%, 8/15/2024 (a)	332,000	339,470
5.88%, 9/30/2026 (a)	437,000	425,804

		1,086,322

Media — 9.5%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023 (a)	600,000	609,834
7.50%, 5/15/2026 (a)	850,000	835,125
AMC Networks, Inc.
4.75%, 12/15/2022	155,000	156,162
5.00%, 4/1/2024	308,000	306,790
4.75%, 8/1/2025	218,000	213,095
Cablevision Systems Corp. 5.88%, 9/15/2022	92,000	95,192
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	196,000	199,863
Series B, 6.50%, 11/15/2022	561,000	572,220
CSC Holdings LLC
5.13%, 12/15/2021 (a)	413,000	411,968
5.38%, 7/15/2023 (a)	400,000	406,000
7.75%, 7/15/2025 (a)	400,000	425,500
10.88%, 10/15/2025 (a)	567,000	643,573
5.50%, 5/15/2026 (a)	400,000	405,880
5.50%, 4/15/2027 (a)	400,000	406,820
7.50%, 4/1/2028 (a)	400,000	426,000
6.50%, 2/1/2029 (a)	200,000	211,440
DISH DBS Corp.
6.75%, 6/1/2021	572,000	590,590
5.88%, 7/15/2022	573,000	563,144
5.88%, 11/15/2024	570,000	511,615
Gray Television, Inc.
5.13%, 10/15/2024 (a)	152,000	152,714
5.88%, 7/15/2026 (a)	202,000	207,242
7.00%, 5/15/2027 (a)	231,000	244,685
Lamar Media Corp.
5.00%, 5/1/2023	145,000	146,670
5.38%, 1/15/2024	142,000	144,982
Meredith Corp. 6.88%, 2/1/2026	393,000	404,751
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	249,000	250,868
Outfront Media Capital LLC
5.25%, 2/15/2022	146,000	147,352
5.63%, 2/15/2024	148,000	151,648
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	247,000	257,732

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sinclair Television Group, Inc.
5.38%, 4/1/2021	152,000	152,000
6.13%, 10/1/2022	127,000	128,905
5.63%, 8/1/2024 (a)	150,000	151,500
Sirius XM Radio, Inc.
3.88%, 8/1/2022 (a)	305,000	302,712
6.00%, 7/15/2024 (a)	437,000	449,105
5.38%, 4/15/2025 (a)	36,000	36,253
5.00%, 8/1/2027 (a)	437,000	430,445
TEGNA, Inc.
5.13%, 7/15/2020	173,000	173,000
6.38%, 10/15/2023	188,000	192,700
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	400,000	394,200
Tribune Media Co. 5.88%, 7/15/2022	296,000	299,241
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	400,000	410,420
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025 (a)	200,000	204,500
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	200,000	197,640
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	400,000	405,000
Videotron Ltd. (Canada)
5.00%, 7/15/2022	221,000	228,183
5.13%, 4/15/2027 (a)	172,000	172,860
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	150,000	145,688
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	600,000	585,000

		15,158,807

Metals & Mining — 2.8%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	200,000	204,000
7.00%, 9/30/2026 (a)	200,000	209,500
6.13%, 5/15/2028 (a)	200,000	201,000
Allegheny Technologies, Inc.
5.95%, 1/15/2021	155,000	153,791
7.88%, 8/15/2023 (g)	167,000	175,302
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	82,000	79,950
Constellium NV
6.63%, 3/1/2025 (a)	250,000	253,750
5.88%, 2/15/2026 (a)	250,000	246,250
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	200,000	200,500
5.13%, 3/15/2023 (a)	151,000	152,510
5.13%, 5/15/2024 (a)(b)	226,000	226,728

Investments	Principal Amount($)	Value($)
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	543,000	530,945
3.88%, 3/15/2023	555,000	534,454
5.45%, 3/15/2043	535,000	456,355
Hudbay Minerals, Inc. (Canada)
7.63%, 1/15/2025 (a)	84,000	83,370
Steel Dynamics, Inc.
5.13%, 10/1/2021	182,000	182,455
5.50%, 10/1/2024	139,000	141,570
United States Steel Corp.
6.88%, 8/15/2025	228,000	196,650
6.25%, 3/15/2026	195,000	160,319

		4,389,399

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 2/1/2021	127,000	125,413
5.00%, 12/15/2021	185,000	186,069
4.75%, 3/15/2025	107,000	105,930

		417,412

Oil, Gas & Consumable Fuels — 11.0%
Antero Midstream Partners LP
5.38%, 9/15/2024	200,000	197,410
5.75%, 3/1/2027 (a)	200,000	201,500
Antero Resources Corp.
5.38%, 11/1/2021	287,000	286,001
5.13%, 12/1/2022	300,000	297,000
5.63%, 6/1/2023	201,000	198,739
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	102,000	94,222
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	415,000	462,601
5.88%, 3/31/2025	468,000	502,318
5.13%, 6/30/2027	468,000	484,389
Cheniere Energy Partners LP
5.25%, 10/1/2025	467,000	466,192
5.63%, 10/1/2026 (a)	346,000	350,325
Chesapeake Energy Corp.
7.00%, 10/1/2024 (b)	280,000	254,800
8.00%, 1/15/2025 (b)	385,000	354,200
8.00%, 3/15/2026 (a)	125,000	113,437
8.00%, 6/15/2027	400,000	354,000
CNX Resources Corp.
5.88%, 4/15/2022	378,000	362,457
7.25%, 3/14/2027 (a)	125,000	112,002
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (g)	188,000	189,560
5.75%, 4/1/2025	135,000	136,013
5.63%, 5/1/2027 (a)	125,000	122,500
DCP Midstream LP Series A,
(ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (c)(d)(e)	156,000	152,100

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
DCP Midstream Operating LP
3.88%, 3/15/2023	63,000	62,213
5.38%, 7/15/2025	257,000	267,038
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043 (a)(d)	162,000	150,255
Diamondback Energy, Inc.
4.75%, 11/1/2024	137,000	139,397
5.38%, 5/31/2025	250,000	260,000
Energy Transfer Operating LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (c)(d)(e)	296,000	272,320
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (c)(d)(e)	160,000	148,000
EnLink Midstream Partners LP
4.40%, 4/1/2024	160,000	157,200
4.15%, 6/1/2025	234,000	224,055
5.45%, 6/1/2047	140,000	121,800
Genesis Energy LP
6.75%, 8/1/2022	194,000	193,030
6.50%, 10/1/2025	162,000	153,900
Gulfport Energy Corp.
6.00%, 10/15/2024	186,000	153,450
6.38%, 5/15/2025	164,000	136,120
Matador Resources Co. 5.88%, 9/15/2026	328,000	324,720
MEG Energy Corp. (Canada)
6.38%, 1/30/2023 (a)	225,000	198,562
7.00%, 3/31/2024 (a)	275,000	245,438
6.50%, 1/15/2025 (a)	236,000	227,079
Murphy Oil Corp.
4.00%, 6/1/2022	10,000	9,896
4.45%, 12/1/2022 (g)	189,000	186,149
6.88%, 8/15/2024	160,000	165,804
5.75%, 8/15/2025	160,000	160,375
NGL Energy Partners LP 7.50%, 11/1/2023	169,000	171,569
NuStar Logistics LP 5.63%, 4/28/2027	171,000	165,867
Oasis Petroleum, Inc. 6.88%, 3/15/2022	233,000	225,549
Parsley Energy LLC
5.38%, 1/15/2025 (a)	186,000	185,535
5.63%, 10/15/2027 (a)	218,000	215,820
PBF Holding Co. LLC
7.25%, 6/15/2025	203,000	206,045
PDC Energy, Inc. 5.75%, 5/15/2026	187,000	173,386
Peabody Energy Corp.
6.00%, 3/31/2022 (a)	139,000	137,958
6.38%, 3/31/2025 (a)	127,000	123,190

Investments	Principal Amount($)	Value($)
QEP Resources, Inc.
5.38%, 10/1/2022	155,000	148,800
5.25%, 5/1/2023	186,000	174,353
5.63%, 3/1/2026 (b)	138,000	124,890
Range Resources Corp.
5.00%, 8/15/2022	152,000	143,567
5.00%, 3/15/2023	206,000	192,956
4.88%, 5/15/2025 (b)	212,000	184,705
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	203,000	192,343
SM Energy Co.
6.13%, 11/15/2022	150,000	145,125
5.63%, 6/1/2025 (b)	140,000	121,800
6.75%, 9/15/2026 (b)	131,000	116,983
6.63%, 1/15/2027 (b)	156,000	137,280
Southwestern Energy Co.
6.20%, 1/23/2025 (g)	308,000	286,345
7.50%, 4/1/2026	174,000	167,040
7.75%, 10/1/2027	156,000	148,980
Sunoco LP
4.88%, 1/15/2023	312,000	314,408
5.50%, 2/15/2026	226,000	228,260
6.00%, 4/15/2027 (a)	125,000	126,989
Tallgrass Energy Partners LP
4.75%, 10/1/2023 (a)	170,000	170,853
5.50%, 9/15/2024 (a)	234,000	238,680
5.50%, 1/15/2028 (a)	238,000	236,215
Targa Resources Partners LP
4.25%, 11/15/2023	144,000	141,480
6.75%, 3/15/2024	34,000	35,275
5.88%, 4/15/2026	283,000	292,551
6.50%, 7/15/2027 (a)	234,000	243,699
5.00%, 1/15/2028	198,000	190,516
6.88%, 1/15/2029 (a)	234,000	249,430
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	122,000	118,035
5.00%, 1/31/2028 (a)	218,000	209,553
Whiting Petroleum Corp.
5.75%, 3/15/2021	229,000	226,092
6.63%, 1/15/2026 (b)	312,000	285,090
WPX Energy, Inc.
6.00%, 1/15/2022	165,000	167,425
8.25%, 8/1/2023	92,000	101,430
5.25%, 9/15/2024	203,000	199,448
5.75%, 6/1/2026	156,000	154,830

		17,468,912

Personal Products — 0.3%
Edgewell Personal Care Co.
4.70%, 5/19/2021	155,000	154,055
4.70%, 5/24/2022	158,000	157,687
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	125,000	128,437

		440,179

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pharmaceuticals — 2.1%
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (a)	247,000	255,388
5.88%, 5/15/2023 (a)	380,000	380,866
7.00%, 3/15/2024 (a)	564,000	589,028
6.13%, 4/15/2025 (a)	1,043,000	1,020,054
5.50%, 11/1/2025 (a)	363,000	364,361
Elanco Animal Health, Inc.
3.91%, 8/27/2021 (a)	70,000	71,453
4.27%, 8/28/2023 (a)	217,000	227,807
4.90%, 8/28/2028 (a)	217,000	235,261
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	132,000	127,710

		3,271,928

Real Estate Management & Development — 0.6%
Howard Hughes Corp. (The) 5.38%, 3/15/2025 (a)	284,000	280,450
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	319,000	317,450
Realogy Group LLC
5.25%, 12/1/2021 (a)	146,000	144,175
4.88%, 6/1/2023 (a)(b)	135,000	123,930
9.38%, 4/1/2027 (a)	125,000	118,125

		984,130

Road & Rail — 0.6%
Avis Budget Car Rental LLC 5.50%, 4/1/2023	179,000	179,895
Herc Rentals, Inc.
7.50%, 6/1/2022 (a)	38,000	39,492
7.75%, 6/1/2024 (a)	39,000	41,047
Hertz Corp. (The)
5.88%, 10/15/2020	169,000	168,155
7.63%, 6/1/2022 (a)	390,000	395,363
5.50%, 10/15/2024 (a)	249,000	207,137

		1,031,089

Semiconductors & Semiconductor Equipment — 0.1%
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	200,000	208,000

Software — 1.5%
CDK Global, Inc.
5.00%, 10/15/2024 (g)	144,000	148,041
5.88%, 6/15/2026	143,000	148,005
4.88%, 6/1/2027	242,000	236,857
Nuance Communications, Inc. 5.63%, 12/15/2026	144,000	147,061
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	238,000	241,004
5.88%, 6/1/2026 (a)	247,000	257,497
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	631,000	635,859

Investments	Principal Amount($)	Value($)
Symantec Corp.
4.20%, 9/15/2020	225,000	226,357
5.00%, 4/15/2025 (a)	324,000	323,935

		2,364,616

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	268,000	191,665
L Brands, Inc.
6.63%, 4/1/2021	214,000	223,363
5.63%, 2/15/2022	259,000	264,853
5.25%, 2/1/2028	87,000	77,865
6.88%, 11/1/2035	258,000	224,460
Penske Automotive Group, Inc.
5.75%, 10/1/2022	147,000	148,470
5.50%, 5/15/2026	116,000	114,840
Sally Holdings LLC 5.63%, 12/1/2025 (b)	26,000	25,675

		1,271,191

Technology Hardware, Storage & Peripherals — 2.4%
Dell International LLC
5.88%, 6/15/2021 (a)	425,000	431,199
7.13%, 6/15/2024 (a)	500,000	526,712
EMC Corp.
2.65%, 6/1/2020	575,000	568,795
3.38%, 6/1/2023	294,000	285,541
NCR Corp.
4.63%, 2/15/2021	138,000	137,614
5.00%, 7/15/2022	227,000	226,364
6.38%, 12/15/2023	204,000	208,402
Western Digital Corp. 4.75%, 2/15/2026 (b)	741,000	702,357
Xerox Corp.
4.50%, 5/15/2021	300,000	302,583
4.12%, 3/15/2023 (g)	370,000	364,506

		3,754,073

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	245,000	243,163
4.88%, 5/15/2026 (a)	272,000	267,109

		510,272

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022 (a)	137,000	136,819

Tobacco — 0.2%
Vector Group Ltd. 6.13%, 2/1/2025 (a)	268,000	245,670

Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	375,000	354,495
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	125,000	125,937

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
United Rentals North America, Inc.
4.63%, 7/15/2023	131,000	133,293
5.88%, 9/15/2026	260,000	269,100
6.50%, 12/15/2026	343,000	363,580
5.50%, 5/15/2027	312,000	314,730
4.88%, 1/15/2028	522,000	506,131

		2,067,266

Wireless Telecommunication Services — 4.2%
C&W Senior Financing DAC (Ireland)
7.50%, 10/15/2026 (a)	200,000	205,000
6.88%, 9/15/2027 (a)	200,000	199,000
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	245,000	259,933
5.25%, 8/1/2026	227,000	225,929
6.63%, 8/1/2026	237,000	236,407
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022 (a)	300,000	301,710
Millicom International Cellular SA (Colombia)
6.00%, 3/15/2025 (a)(b)	200,000	206,300
6.63%, 10/15/2026 (a)	200,000	215,354
5.13%, 1/15/2028 (a)	200,000	197,600
6.25%, 3/25/2029 (a)	200,000	209,000
Sprint Corp.
7.88%, 9/15/2023	1,342,000	1,441,536
7.13%, 6/15/2024	789,000	820,560
T-Mobile USA, Inc.
6.38%, 3/1/2025 ‡	369,000	—
6.38%, 3/1/2025	524,000	542,219
6.50%, 1/15/2026 ‡	432,000	—
6.50%, 1/15/2026	621,000	655,155
4.75%, 2/1/2028 ‡	168,000	—
4.75%, 2/1/2028	456,000	451,869
Wind Tre SpA (Italy) 5.00%, 1/20/2026 (a)	600,000	568,380

		6,735,952

TOTAL CORPORATE BONDS (Cost $156,162,977)		154,501,233

	Shares
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (h)(i) (Cost $3,119,597)	3,119,597	3,119,597

Investments	Shares	Value($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (h)(i) (Cost $4,544,813)	4,544,813	4,544,813

Total Investments — 101.9% (Cost $163,827,387)		162,165,643
Liabilities in Excess of Other Assets — (1.9%)		(2,951,796)

Net Assets — 100.0%		159,213,847

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is $4,320,498.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Wireless Telecommunication Services	$—	$6,735,952	$—	(a)	$6,735,952
Other Corporate Bonds	—	147,765,281	—		147,765,281

Total Corporate Bonds	—	154,501,233	—	(a)	154,501,233

Short-Term Investments
Investment Companies	3,119,597	—	—		3,119,597
Investment of cash collateral from securities loaned	4,544,813	—	—		4,544,813

Total Investments in Securities	$7,664,410	$154,501,233	$—	(a)	$162,165,643

(a)	Value is zero.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares 2.33% (a)(b)	$4,202,920	$10,350,168	$10,008,275	$—	$—	$4,544,813	4,544,813	$26,650	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	2,621,250	9,533,020	9,034,673	—	—	3,119,597	3,119,597	11,285	—

Total	$6,824,170	$19,883,188	$19,042,948	$—	$—	$7,664,410		$37,935	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
CORPORATE BONDS — 50.3%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023 (a)		280,000	178,238

Australia — 1.4%
Australia & New Zealand Banking Group Ltd.
3.63%, 7/18/2022 (a)	EUR	146,000	182,598
0.25%, 11/29/2022	EUR	550,000	622,919
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (b)(c)(d)(e)		200,000	214,750
Commonwealth Bank of Australia 0.38%, 4/24/2023 (a)	EUR	390,000	443,524
National Australia Bank Ltd.
0.25%, 3/28/2022 (a)	EUR	230,000	260,305
0.88%, 11/16/2022 (a)	EUR	276,000	319,128
Transurban Finance Co. Pty. Ltd. 2.00%, 8/28/2025 (a)	EUR	150,000	180,191
Westpac Banking Corp. 0.63%, 1/14/2022 (a)	EUR	280,000	319,517

			2,542,932

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (a)		260,000	266,020

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020 (a)		200,000	199,045

Belgium — 0.4%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036		20,000	20,659
4.90%, 2/1/2046		35,000	36,083
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/2025		160,000	169,025
4.90%, 1/23/2031		95,000	105,272
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a)(b)(c)(e)	EUR	300,000	376,195

			707,234

Brazil — 0.7%
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024 (d)		400,000	443,462
JSL Europe SA 7.75%, 7/26/2024 (a)		200,000	198,000
Petrobras Global Finance BV 6.90%, 3/19/2049		360,000	358,189
Votorantim Cimentos International SA 7.25%, 4/5/2041 (a)		200,000	225,500

			1,225,151

Investments	Principal Amount	Value($)
Canada — 1.1%
1011778 BC ULC
4.25%, 5/15/2024 (d)	25,000	24,687
5.00%, 10/15/2025 (d)	15,000	14,700
Advanz Pharma Corp. 8.00%, 9/6/2024	20,000	18,850
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (d)	13,000	13,374
Bombardier, Inc.
6.00%, 10/15/2022 (d)	10,000	9,747
7.50%, 12/1/2024 (d)	35,000	34,387
7.50%, 3/15/2025 (d)	57,000	55,273
7.88%, 4/15/2027 (d)	67,000	64,300
Emera US Finance LP 3.55%, 6/15/2026	216,000	217,253
Encana Corp.
6.50%, 8/15/2034	100,000	119,669
6.50%, 2/1/2038	25,000	29,782
Garda World Security Corp. 8.75%, 5/15/2025 (d)	99,000	94,545
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024 (d)	51,000	52,912
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (d)	20,000	20,150
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (d)	16,000	16,320
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (d)	39,000	33,735
Mattamy Group Corp. 6.50%, 10/1/2025 (d)	16,000	16,240
MEG Energy Corp.
6.38%, 1/30/2023 (d)	185,000	163,262
6.50%, 1/15/2025 (d)	25,000	24,055
NOVA Chemicals Corp.
4.88%, 6/1/2024 (d)	80,000	75,000
5.00%, 5/1/2025 (d)	55,000	50,737
5.25%, 6/1/2027 (d)	30,000	27,375
Open Text Corp. 5.88%, 6/1/2026 (d)	40,000	41,700
Precision Drilling Corp.
7.75%, 12/15/2023	65,000	65,813
7.13%, 1/15/2026 (d)	6,000	5,700
Quebecor Media, Inc. 5.75%, 1/15/2023	22,000	22,956
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (d)	24,000	22,740
Stars Group Holdings BV 7.00%, 7/15/2026 (d)	14,000	14,403
Toronto-Dominion Bank (The) 2.50%, 1/18/2022 (a)	450,000	453,611

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
TransCanada PipeLines Ltd. 5.10%, 3/15/2049		35,000	38,210
Videotron Ltd.
5.38%, 6/15/2024 (d)		65,000	67,623
5.13%, 4/15/2027 (d)		40,000	40,200

			1,949,309

China — 0.2%
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021 (a)		200,000	178,350
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022 (a)(b)(c)(e)		200,000	173,831

			352,181

Denmark — 1.3%
Danske Bank A/S 5.00%, 1/12/2022 (d)		200,000	207,065
DKT Finance ApS 7.00%, 6/17/2023 (a)	EUR	100,000	120,357
Jyske Realkredit A/S Series 321E, 1.00%, 10/1/2019	DKK	3,110,000	467,637
Nordea Kredit Realkreditaktieselskab Series CB1, 1.00%, 1/1/2020	DKK	3,010,000	454,218
Nykredit Realkredit A/S Series 13H, 1.00%, 10/1/2019 (a)	DKK	3,060,000	460,118
Realkredit Danmark A/S Series 10F, 1.00%, 1/1/2020	DKK	3,050,000	460,390
TDC A/S 5.00%, 3/2/2022 (f)	EUR	200,000	245,974

			2,415,759

Finland — 0.1%
Nokia OYJ
2.00%, 3/15/2024 (a)	EUR	100,000	114,700
4.38%, 6/12/2027		40,000	39,200

			153,900

France — 2.7%
Altice France SA
5.63%, 5/15/2024 (a)	EUR	150,000	172,407
6.25%, 5/15/2024 (d)		200,000	202,750
7.38%, 5/1/2026 (d)		200,000	195,375
BPCE SA
5.15%, 7/21/2024 (d)		600,000	635,123
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a)(c)	EUR	200,000	238,326

Investments		Principal Amount	Value($)
Burger King France SAS 6.00%, 5/1/2024 (a)	EUR	100,000	117,741
Casino Guichard Perrachon SA 4.56%, 1/25/2023 (a)(f)	EUR	100,000	102,026
Constantin Investissement 3 SASU 5.38%, 4/15/2025 (a)	EUR	100,000	112,296
Credit Agricole SA
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021 (a)(b)(c)(e)	EUR	300,000	357,767
2.38%, 7/1/2021 (d)		250,000	249,510
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b)(c)(d)(e)		200,000	222,920
Elis SA 1.88%, 2/15/2023 (a)	EUR	300,000	342,267
Europcar Mobility Group 4.13%, 11/15/2024 (a)	EUR	100,000	112,715
Faurecia SA 3.63%, 6/15/2023 (a)	EUR	100,000	113,331
La Financiere Atalian SASU 4.00%, 5/15/2024 (a)	EUR	200,000	145,805
Loxam SAS 4.25%, 4/15/2024 (a)	EUR	150,000	175,344
Orano SA
4.38%, 11/6/2019 (a)	EUR	50,000	56,696
3.13%, 3/20/2023 (a)	EUR	300,000	345,618
Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023 (a)(c)	EUR	100,000	105,793
Rexel SA 2.63%, 6/15/2024 (a)	EUR	300,000	341,742
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (b)(c)(d)(e)		200,000	214,000
SPIE SA 3.13%, 3/22/2024 (a)	EUR	200,000	233,898
TOTAL SA (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (a)(b)(c)(e)	EUR	100,000	120,560
Vallourec SA 2.25%, 9/30/2024 (a)	EUR	100,000	72,131

			4,986,141

Germany — 1.4%
CeramTec BondCo GmbH
5.25%, 12/15/2025 (a)	EUR	200,000	225,148

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Deutsche Bank AG 4.25%, 10/14/2021		100,000	100,446
IHO Verwaltungs GmbH
4.50% (cash), 9/15/2023 (d)(g)		200,000	205,100
3.75% (cash), 9/15/2026 (a)(g)	EUR	225,000	251,243
K+S AG 3.25%, 7/18/2024 (a)	EUR	100,000	118,139
Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR	225,000	242,890
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR	100,000	113,357
ProGroup AG 3.00%, 3/31/2026 (a)	EUR	125,000	140,314
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR	250,000	285,404
thyssenkrupp AG
1.38%, 3/3/2022 (a)	EUR	200,000	221,661
2.50%, 2/25/2025 (a)	EUR	100,000	111,837
Unitymedia GmbH 3.75%, 1/15/2027 (a)	EUR	200,000	234,728
Unitymedia Hessen GmbH & Co. KG 3.50%, 1/15/2027 (a)	EUR	100,000	117,301
WEPA Hygieneprodukte GmbH 3.75%, 5/15/2024 (a)	EUR	100,000	112,818

			2,480,386

Greece — 0.6%
Alpha Bank AE 2.50%, 2/5/2023 (a)	EUR	780,000	910,575
Crystal Almond SARL 10.00%, 11/1/2021 (a)	EUR	79,000	93,579
OTE plc 3.50%, 7/9/2020 (a)	EUR	100,000	115,324

			1,119,478

Guatemala — 0.1%
Comunicaciones Celulares SA 6.88%, 2/6/2024 (a)		200,000	206,580

Hong Kong — 0.1%
WTT Investment Ltd. 5.50%, 11/21/2022 (d)		200,000	205,073

India — 0.2%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (a)		260,000	239,200
JSW Steel Ltd. 5.25%, 4/13/2022 (a)		200,000	201,127

			440,327

Investments		Principal Amount	Value($)
Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023 (d)		230,000	247,378

Ireland — 1.3%
AerCap Ireland Capital DAC
4.63%, 7/1/2022		330,000	343,497
3.65%, 7/21/2027		180,000	172,564
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020 (a)(b)(c)(e)	EUR	200,000	239,039
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (a)(c)	EUR	100,000	116,444
Ardagh Packaging Finance plc
4.13%, 5/15/2023 (a)	EUR	100,000	114,847
6.75%, 5/15/2024 (a)	EUR	175,000	207,132
7.25%, 5/15/2024 (d)		210,000	218,663
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (d)		126,000	125,162
4.38%, 5/1/2026 (d)		60,000	60,134
Bank of Ireland
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024 (a)(c)	EUR	100,000	111,748
James Hardie International Finance DAC 4.75%, 1/15/2025 (d)		200,000	198,500
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (d)		129,000	135,429
Smurfit Kappa Acquisitions ULC 2.38%, 2/1/2024 (a)	EUR	350,000	408,109

			2,451,268

Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/2024 (a)	EUR	100,000	88,977
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/2026		75,000	57,000

			145,977

Italy — 1.5%
Enel Finance International NV 3.50%, 4/6/2028 (d)		200,000	186,518
EVOCA SpA 7.00%, 10/15/2023 (a)	EUR	200,000	234,562
Leonardo SpA 4.88%, 3/24/2025	EUR	100,000	129,007
Nexi Capital SpA 4.13%, 11/1/2023 (a)	EUR	100,000	115,595
Rossini SARL 6.75%, 10/30/2025 (d)	EUR	250,000	296,363
Saipem Finance International BV 2.63%, 1/7/2025 (a)	EUR	250,000	278,489

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Telecom Italia Capital SA 6.00%, 9/30/2034		30,000	27,975
Telecom Italia SpA
5.25%, 2/10/2022 (a)	EUR	100,000	124,007
3.25%, 1/16/2023 (a)	EUR	200,000	232,663
3.63%, 1/19/2024 (a)	EUR	225,000	260,648
3.63%, 5/25/2026 (a)	EUR	225,000	253,384
2.38%, 10/12/2027 (a)	EUR	150,000	151,385
Wind Tre SpA
2.63%, 1/20/2023 (a)	EUR	250,000	275,601
2.63%, 1/20/2023 (d)	EUR	150,000	165,360

			2,731,557

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 0.55%, 11/6/2023 (a)	EUR	230,000	262,495

Kuwait — 0.3%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023 (a)		200,000	207,500
4.50%, 2/23/2027 (a)		270,000	262,179

			469,679

Luxembourg — 1.4%
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR	225,000	211,996
Altice Luxembourg SA
7.25%, 5/15/2022 (a)	EUR	275,000	312,267
6.25%, 2/15/2025 (a)	EUR	150,000	160,903
8.00%, 5/15/2027 (d)	EUR	123,000	136,201
INEOS Group Holdings SA
5.38%, 8/1/2024 (a)	EUR	100,000	114,172
5.63%, 8/1/2024 (d)		200,000	194,500
Intelsat Connect Finance SA 9.50%, 2/15/2023 (d)		40,000	34,800
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		80,000	71,800
8.00%, 2/15/2024 (d)		75,000	78,075
8.50%, 10/15/2024 (d)		97,000	94,332
9.75%, 7/15/2025 (d)		120,000	121,800
Matterhorn Telecom Holding SA 4.88%, 5/1/2023 (a)	EUR	300,000	335,219
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (a)(b)(c)(e)	EUR	350,000	406,643
Telenet Finance VI Luxembourg SCA 4.88%, 7/15/2027 (a)	EUR	270,000	324,086

			2,596,794

Mexico — 0.6%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b)(c)(d)(e)		200,000	204,000

Investments		Principal Amount	Value($)
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (c)(d)		200,000	186,500
Cemex SAB de CV 7.75%, 4/16/2026 (d)		200,000	213,140
Petroleos Mexicanos
5.50%, 1/21/2021		200,000	205,500
6.38%, 2/4/2021		260,000	270,269

			1,079,409

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (a)		200,000	222,750

Netherlands — 0.9%
ABN AMRO Bank NV 4.75%, 7/28/2025 (d)		200,000	210,114
ING Groep NV (EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (c)	EUR	100,000	119,122
Promontoria Holding 264 BV 6.75%, 8/15/2023 (a)	EUR	100,000	108,817
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR	225,000	226,512
Sunshine Mid BV 6.50%, 5/15/2026 (d)	EUR	200,000	225,664
UPCB Finance IV Ltd. 4.00%, 1/15/2027 (a)	EUR	270,000	316,712
Ziggo Bond Co. BV 4.63%, 1/15/2025 (a)	EUR	200,000	227,175
Ziggo BV 4.25%, 1/15/2027 (a)	EUR	200,000	231,616

			1,665,732

New Zealand — 0.2%
Westpac Securities NZ Ltd. 0.25%, 4/6/2022 (a)	EUR	253,000	285,941

Peru — 0.3%
Nexa Resources SA 5.38%, 5/4/2027 (a)		400,000	407,100
Southern Copper Corp. 5.88%, 4/23/2045		140,000	154,398

			561,498

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Portugal — 0.2%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (a)(c)	EUR	100,000	118,921
EDP Finance BV 2.38%, 3/23/2023 (a)	EUR	200,000	240,184

			359,105

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022 (a)		200,000	199,443
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (a)		41,700	42,325

			241,768

Singapore — 0.4%
DBS Bank Ltd. 3.30%, 11/27/2021 (a)		200,000	204,479
Oversea-Chinese Banking Corp. Ltd. 0.38%, 3/1/2023 (a)	EUR	390,000	442,744

			647,223

Spain — 1.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)		250,000	263,437
Bankinter SA
(EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027 (a)(c)	EUR	100,000	114,053
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a)(b)(c)(e)	EUR	200,000	231,809
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (a)(c)	EUR	200,000	233,740
Cellnex Telecom SA 2.88%, 4/18/2025 (a)	EUR	100,000	117,342
Cirsa Finance International SARL 6.25%, 12/20/2023 (d)	EUR	200,000	237,521
eDreams ODIGEO SA 5.50%, 9/1/2023 (d)	EUR	200,000	220,570
Grifols SA 3.20%, 5/1/2025 (a)	EUR	200,000	227,206
Repsol International Finance BV
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a)(c)	EUR	200,000	245,197
Telefonica Europe BV
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 3/15/2022 (a)(b)(c)(e)	EUR	400,000	462,482

Investments		Principal Amount	Value($)
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023 (a)(b)(c)(e)	EUR	200,000	215,883
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a)(b)(c)(e)	EUR	100,000	108,788

			2,678,028

Sweden — 1.2%
Nordea Hypotek AB Series 5531, 1.00%, 4/8/2022 (a)	SEK	7,000,000	756,541
Stadshypotek AB Series 1586, 4.50%, 9/21/2022 (a)	SEK	6,000,000	722,474
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024 (a)	EUR	225,000	259,856
Verisure Midholding AB 5.75%, 12/1/2023 (a)	EUR	200,000	225,423
Volvo Car AB
3.25%, 5/18/2021 (a)	EUR	100,000	117,580
2.00%, 1/24/2025 (a)	EUR	100,000	109,899

			2,191,773

Switzerland — 1.2%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b)(c)(d)(e)		650,000	689,000
4.28%, 1/9/2028 (d)		250,000	256,705
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	100,000	112,691
Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (a)(f)	GBP	100,000	140,167
UBS Group Funding Switzerland AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (a)(b)(c)(e)	EUR	600,000	723,994
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a)(b)(c)(e)		200,000	212,000

			2,134,557

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)		200,000	202,177

Turkey — 0.2%
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023 (a)		260,000	239,850
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (a)		210,000	196,088

			435,938

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
United Arab Emirates — 0.0% (h)
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (d)		79,000	75,903

United Kingdom — 3.5%
Algeco Global Finance plc 6.50%, 2/15/2023 (a)	EUR	200,000	232,524
BAT Capital Corp.
3.56%, 8/15/2027		270,000	259,644
4.39%, 8/15/2037		315,000	288,069
Corral Petroleum Holdings AB 11.75% (cash), 5/15/2021 (a)(g)(i)	EUR	100,000	117,748
CPUK Finance Ltd. 4.25%, 8/28/2022 (a)	GBP	100,000	126,446
EC Finance plc 2.38%, 11/15/2022 (a)	EUR	300,000	339,543
Fiat Chrysler Automobiles NV 3.75%, 3/29/2024 (a)	EUR	100,000	122,375
Fiat Chrysler Finance Europe SA
4.75%, 3/22/2021 (a)	EUR	225,000	270,210
4.75%, 7/15/2022 (a)	EUR	100,000	124,607
HSBC Holdings plc 3.40%, 3/8/2021		280,000	283,298
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)		245,000	250,021
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b)(c)(e)		200,000	203,500
Iceland Bondco plc 4.63%, 3/15/2025 (d)	GBP	100,000	112,019
Lloyds Banking Group plc 4.58%, 12/10/2025		200,000	203,392
Merlin Entertainments plc 2.75%, 3/15/2022 (a)	EUR	100,000	116,347
Nomad Foods Bondco plc 3.25%, 5/15/2024 (a)	EUR	200,000	228,986
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (b)(c)(e)		200,000	211,000
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)		235,000	234,194
6.10%, 6/10/2023		30,000	31,828
Santander UK Group Holdings plc 3.57%, 1/10/2023		400,000	401,692
Sky Ltd.
1.50%, 9/15/2021 (a)	EUR	200,000	230,790
2.25%, 11/17/2025 (a)	EUR	200,000	247,547

Investments		Principal Amount	Value($)
Standard Chartered plc
(USD Swap Semi 5 Year + 5.72%), 7.75%, 4/2/2023 (b)(c)(d)(e)		200,000	208,000
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (a)	EUR	200,000	233,502
Tesco Corporate Treasury Services plc
2.13%, 11/12/2020 (a)	EUR	100,000	114,307
2.50%, 7/1/2024 (a)	EUR	300,000	356,137
Virgin Media Finance plc 4.50%, 1/15/2025 (a)	EUR	200,000	230,133
Virgin Media Secured Finance plc 5.50%, 8/15/2026 (d)		200,000	200,936
Vodafone Group plc 4.38%, 5/30/2028		245,000	255,486
Worldpay Finance plc 3.75%, 11/15/2022 (a)	EUR	100,000	124,143

			6,358,424

United States — 24.4%
Abbott Ireland Financing DAC 1.50%, 9/27/2026 (a)	EUR	200,000	234,208
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		54,000	54,945
ACCO Brands Corp. 5.25%, 12/15/2024 (d)		120,000	119,136
ACE Cash Express, Inc. 12.00%, 12/15/2022 (d)		23,000	20,700
ADT Security Corp. (The) 4.13%, 6/15/2023		74,000	71,687
AES Corp. 5.50%, 4/15/2025		15,000	15,490
Ahern Rentals, Inc. 7.38%, 5/15/2023 (d)		30,000	26,250
Air Lease Corp. 3.00%, 9/15/2023		45,000	44,668
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (d)		70,000	65,275
AK Steel Corp.
6.38%, 10/15/2025		20,000	15,200
7.00%, 3/15/2027		18,000	13,882
Albertsons Cos. LLC
6.63%, 6/15/2024		124,000	125,240
5.75%, 3/15/2025		25,000	24,130
Alliance Data Systems Corp. 5.38%, 8/1/2022 (d)		47,000	47,411
Allison Transmission, Inc.
5.00%, 10/1/2024 (d)		20,000	19,864
4.75%, 10/1/2027 (d)		50,000	47,937
Ally Financial, Inc. 4.63%, 5/19/2022		174,000	177,480

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Altria Group, Inc.
1.70%, 6/15/2025	EUR	300,000	339,880
2.20%, 6/15/2027	EUR	250,000	285,264
4.25%, 8/9/2042		15,000	13,391
3.88%, 9/16/2046		115,000	96,345
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		135,000	122,681
5.88%, 11/15/2026		12,000	10,509
6.13%, 5/15/2027		18,000	15,773
AMC Networks, Inc. 5.00%, 4/1/2024		119,000	118,532
American Airlines Group, Inc. 5.00%, 6/1/2022 (d)		13,000	13,146
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		241,000	243,711
6.25%, 4/1/2025		11,000	10,599
6.50%, 4/1/2027		43,000	40,635
American Tower Corp.
REIT, 5.00%, 2/15/2024		570,000	620,899
REIT, 1.38%, 4/4/2025	EUR	140,000	160,699
American Woodmark Corp. 4.88%, 3/15/2026 (d)		95,000	92,387
AmeriGas Partners LP 5.50%, 5/20/2025		35,000	35,570
Amkor Technology, Inc. 6.63%, 9/15/2027 (d)		12,000	11,460
Amsted Industries, Inc. 5.63%, 7/1/2027 (d)		9,000	9,067
Antero Resources Corp. 5.13%, 12/1/2022		134,000	132,660
Anthem, Inc. 3.50%, 8/15/2024		110,000	112,550
Aramark International Finance SARL 3.13%, 4/1/2025 (a)	EUR	100,000	114,083
Arconic, Inc. 5.90%, 2/1/2027		60,000	63,300
AT&T, Inc. 4.75%, 5/15/2046		75,000	74,738
Avantor, Inc. 6.00%, 10/1/2024 (d)		200,000	207,700
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (d)		55,000	56,650
5.25%, 3/15/2025 (d)		128,000	123,200
Avis Budget Finance plc 4.13%, 11/15/2024 (a)	EUR	100,000	115,414
Axalta Coating Systems LLC 4.25%, 8/15/2024 (a)	EUR	100,000	114,882
B&G Foods, Inc. 5.25%, 4/1/2025		20,000	19,337
Ball Corp. 4.38%, 12/15/2023	EUR	150,000	190,404
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (d)		35,000	32,725

Investments		Principal Amount	Value($)
Bank of America Corp.
2.63%, 4/19/2021		270,000	270,738
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (c)		180,000	180,069
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)		810,000	814,945
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b)(c)(e)		230,000	251,850
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (c)		295,000	300,506
Series L, 4.18%, 11/25/2027		180,000	185,848
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (b)(c)(e)		335,000	345,620
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (d)		74,000	76,513
4.50%, 5/15/2023 (a)	EUR	300,000	338,621
5.88%, 5/15/2023 (d)		114,000	114,260
7.00%, 3/15/2024 (d)		75,000	78,328
6.13%, 4/15/2025 (d)		445,000	435,210
Becton Dickinson and Co. 1.40%, 5/24/2023	EUR	100,000	115,150
Belden, Inc. 3.38%, 7/15/2027 (a)	EUR	300,000	340,038
Berry Global Escrow Corp. 5.63%, 7/15/2027 (d)		10,000	10,075
Berry Global, Inc.
5.13%, 7/15/2023		25,000	25,187
4.50%, 2/15/2026 (d)		13,000	12,288
Big River Steel LLC 7.25%, 9/1/2025 (d)		10,000	10,400
Blue Racer Midstream LLC 6.13%, 11/15/2022 (d)		80,000	79,600
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (d)		13,000	13,016
Boston Scientific Corp.
3.75%, 3/1/2026		110,000	114,097
4.00%, 3/1/2029		280,000	294,677
Boyd Gaming Corp.
6.88%, 5/15/2023		80,000	82,500
6.38%, 4/1/2026		89,000	91,679
Boyne USA, Inc. 7.25%, 5/1/2025 (d)		25,000	27,000
Brazos Valley Longhorn LLC 6.88%, 2/1/2025		13,000	12,708

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
Brink’s Co. (The) 4.63%, 10/15/2027 (d)	12,000	11,610
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (d)	242,000	245,167
3.40%, 7/26/2029 (d)	130,000	133,605
4.25%, 10/26/2049 (d)	85,000	89,871
Broadcom Corp. 3.13%, 1/15/2025	210,000	199,674
Buckeye Partners LP
4.15%, 7/1/2023	171,000	170,828
3.95%, 12/1/2026	30,000	27,604
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (c)	45,000	36,788
BWAY Holding Co. 5.50%, 4/15/2024 (d)	75,000	73,320
Cablevision Systems Corp.
8.00%, 4/15/2020	39,000	40,170
5.88%, 9/15/2022	20,000	20,694
California Resources Corp. 8.00%, 12/15/2022 (d)	22,000	15,345
Callon Petroleum Co. 6.13%, 10/1/2024	45,000	44,437
Calpine Corp. 5.25%, 6/1/2026 (d)	69,000	67,539
Camelot Finance SA 7.88%, 10/15/2024 (d)	30,000	31,087
Capital One Financial Corp. 3.80%, 1/31/2028	180,000	179,962
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	47,000	43,416
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (d)	15,000	14,850
CCO Holdings LLC
5.88%, 4/1/2024 (d)	139,000	143,691
5.75%, 2/15/2026 (d)	501,000	519,787
5.13%, 5/1/2027 (d)	140,000	140,088
Centene Corp. 6.13%, 2/15/2024	48,000	50,106
Central Garden & Pet Co.
6.13%, 11/15/2023	20,000	20,650
5.13%, 2/1/2028	95,000	91,200
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	80,000	81,400
Series W, 6.75%, 12/1/2023	80,000	83,724
CF Industries, Inc. 4.50%, 12/1/2026 (d)	190,000	194,676
Charter Communications Operating LLC
4.91%, 7/23/2025	279,000	295,192
5.38%, 5/1/2047	138,000	138,327

Investments		Principal Amount	Value($)
Chemours Co. (The)
6.63%, 5/15/2023		40,000	39,850
7.00%, 5/15/2025		33,000	33,000
4.00%, 5/15/2026	EUR	100,000	109,407
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		39,000	41,860
Cheniere Energy Partners LP 5.25%, 10/1/2025		30,000	29,948
Chesapeake Energy Corp.
7.00%, 10/1/2024		40,000	36,400
8.00%, 1/15/2025		32,000	29,440
8.00%, 6/15/2027		134,000	118,590
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (d)		29,000	24,867
Cinemark USA, Inc. 4.88%, 6/1/2023		15,000	15,063
CITGO Petroleum Corp. 6.25%, 8/15/2022 (d)		27,000	26,932
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (c)		100,000	100,589
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (b)(c)(e)		58,000	59,525
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b)(c)(e)		190,000	196,413
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b)(c)(e)		200,000	213,760
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022		450,000	459,000
9.25%, 2/15/2024 (d)		100,000	106,970
Clearwater Paper Corp. 4.50%, 2/1/2023		32,000	29,920
Clearway Energy Operating LLC 5.00%, 9/15/2026		44,000	42,460
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024 (d)		15,000	14,925
5.75%, 3/1/2025		3,000	2,925
CNG Holdings, Inc. 9.38%, 5/15/2020 (d)		60,000	60,075
CNO Financial Group, Inc. 5.25%, 5/30/2025		15,000	15,525
CNX Midstream Partners LP 6.50%, 3/15/2026 (d)		20,000	18,800
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (d)		25,000	25,625

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Comcast Corp.
3.95%, 10/15/2025		250,000	264,766
3.20%, 7/15/2036		170,000	158,802
4.60%, 8/15/2045		105,000	113,542
4.70%, 10/15/2048		120,000	133,558
Commercial Metals Co. 4.88%, 5/15/2023		15,000	14,850
CommScope Technologies LLC 6.00%, 6/15/2025 (d)		289,000	262,268
Community Health Systems, Inc.
5.13%, 8/1/2021		33,000	32,258
6.25%, 3/31/2023		21,000	19,996
8.63%, 1/15/2024 (d)		37,000	37,000
8.13%, 6/30/2024 (d)		60,000	44,400
Concho Resources, Inc. 3.75%, 10/1/2027		53,000	53,468
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (d)		21,000	19,788
Constellium NV 4.25%, 2/15/2026 (a)	EUR	200,000	226,817
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (d)		105,000	90,300
Coty, Inc. 6.50%, 4/15/2026 (d)		50,000	47,994
Covanta Holding Corp. 5.88%, 7/1/2025		14,000	14,298
Crestwood Midstream Partners LP 5.75%, 4/1/2025		30,000	30,225
Crown Americas LLC 4.25%, 9/30/2026		74,000	71,595
Crown European Holdings SA
4.00%, 7/15/2022 (a)	EUR	350,000	425,294
2.63%, 9/30/2024 (a)	EUR	125,000	146,602
CSC Holdings LLC
5.25%, 6/1/2024		215,000	216,677
6.63%, 10/15/2025 (d)		210,000	220,174
CSI Compressco LP 7.50%, 4/1/2025 (d)		10,000	9,775
Curo Group Holdings Corp. 8.25%, 9/1/2025 (d)		110,000	90,750
CVR Partners LP 9.25%, 6/15/2023 (d)		93,000	95,790
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (d)		105,000	108,413
Darling Global Finance BV 3.63%, 5/15/2026 (a)	EUR	125,000	144,880
DaVita, Inc. 5.13%, 7/15/2024		82,000	79,925
DCP Midstream Operating LP 3.88%, 3/15/2023		74,000	73,075
Delek Logistics Partners LP
6.75%, 5/15/2025		29,000	28,855

Investments	Principal Amount	Value($)
Dell International LLC
7.13%, 6/15/2024 (d)	37,000	38,977
6.02%, 6/15/2026 (d)	255,000	274,590
Denbury Resources, Inc. 9.25%, 3/31/2022 (d)	13,000	12,545
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	15,000	13,463
DISH DBS Corp.
6.75%, 6/1/2021	10,000	10,325
5.88%, 7/15/2022	157,000	154,300
5.00%, 3/15/2023	100,000	93,750
5.88%, 11/15/2024	415,000	372,491
7.75%, 7/1/2026	100,000	91,550
Dole Food Co., Inc. 7.25%, 6/15/2025 (d)	39,000	37,440
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (d)	60,000	62,850
Eldorado Resorts, Inc. 7.00%, 8/1/2023	40,000	41,400
Embarq Corp. 8.00%, 6/1/2036	105,000	97,388
Encompass Health Corp.
5.75%, 11/1/2024	120,000	120,630
5.75%, 9/15/2025	105,000	106,575
Energizer Holdings, Inc. 5.50%, 6/15/2025 (d)	70,000	69,104
EnLink Midstream Partners LP
4.40%, 4/1/2024	20,000	19,650
4.15%, 6/1/2025	20,000	19,150
5.60%, 4/1/2044	20,000	17,600
Ensco Rowan plc 5.20%, 3/15/2025	11,000	7,618
Entegris, Inc. 4.63%, 2/10/2026 (d)	65,000	64,675
Entercom Media Corp. 7.25%, 11/1/2024 (d)	20,000	20,450
Enterprise Development Authority (The) 12.00%, 7/15/2024 (d)	85,000	89,675
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (c)	125,000	114,375
Envision Healthcare Corp. 8.75%, 10/15/2026 (d)	130,000	109,525
EP Energy LLC
9.38%, 5/1/2024 (d)	40,000	12,550
8.00%, 11/29/2024 (d)	87,000	53,940
7.75%, 5/15/2026 (d)	161,000	136,448

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Equinix, Inc.
REIT, 5.38%, 4/1/2023		60,000	60,807
REIT, 2.88%, 10/1/2025	EUR	225,000	257,894
REIT, 5.88%, 1/15/2026		115,000	120,473
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (d)		110,000	110,000
Exela Intermediate LLC 10.00%, 7/15/2023 (d)		56,000	44,380
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (d)		32,000	32,432
First Data Corp.
5.38%, 8/15/2023 (d)		190,000	192,470
5.75%, 1/15/2024 (d)		60,000	61,395
FirstCash, Inc. 5.38%, 6/1/2024 (d)		15,000	15,150
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		295,000	302,548
Fox Corp.
4.03%, 1/25/2024 (d)		90,000	94,281
4.71%, 1/25/2029 (d)		40,000	43,745
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		59,000	57,690
3.88%, 3/15/2023		25,000	24,075
Frontier Communications Corp.
8.75%, 4/15/2022		35,000	24,238
8.50%, 4/1/2026 (d)		160,000	153,600
FXI Holdings, Inc. 7.88%, 11/1/2024 (d)		14,000	12,740
GCI LLC 6.88%, 4/15/2025		90,000	92,925
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		200,000	190,136
General Electric Co.
1.50%, 5/17/2029	EUR	100,000	106,085
2.13%, 5/17/2037	EUR	100,000	98,718
4.50%, 3/11/2044		120,000	113,005
General Motors Co. 5.15%, 4/1/2038		115,000	105,505
General Motors Financial Co., Inc. 4.00%, 1/15/2025		330,000	326,452
Genesis Energy LP 5.63%, 6/15/2024		35,000	32,900
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		100,000	92,750
Gilead Sciences, Inc. 4.00%, 9/1/2036		20,000	20,435
Global Partners LP
6.25%, 7/15/2022		25,000	25,000
7.00%, 6/15/2023		25,000	25,344

Investments		Principal Amount	Value($)
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (b)(c)(e)		84,000	79,025
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (c)		205,000	205,278
(ICE LIBOR USD 3 Month + 1.60%), 4.12%, 11/29/2023 (c)		130,000	132,938
(ICE LIBOR USD 3 Month + 1.17%), 3.69%, 5/15/2026 (c)		201,000	198,489
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (b)(c)(e)		134,000	137,015
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (c)		67,000	67,685
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026		94,000	86,362
4.88%, 3/15/2027		21,000	18,848
Gray Television, Inc. 7.00%, 5/15/2027 (d)		60,000	63,554
Gulfport Energy Corp. 6.00%, 10/15/2024		78,000	64,350
H&E Equipment Services, Inc. 5.63%, 9/1/2025		15,000	14,880
Hanesbrands, Inc. 4.88%, 5/15/2026 (d)		51,000	50,083
Harris Corp. 4.85%, 4/27/2035		185,000	202,114
HCA, Inc.
5.88%, 5/1/2023		82,000	87,074
5.38%, 2/1/2025		130,000	135,879
5.88%, 2/15/2026		440,000	466,404
5.63%, 9/1/2028		4,000	4,169
5.88%, 2/1/2029		16,000	16,980
Hertz Corp. (The)
7.38%, 1/15/2021		15,000	14,925
7.63%, 6/1/2022 (d)		6,000	6,083
5.50%, 10/15/2024 (d)		213,000	177,189
Hertz Holdings Netherlands BV 4.13%, 10/15/2021 (a)	EUR	125,000	141,945
Hilcorp Energy I LP
5.00%, 12/1/2024 (d)		23,000	22,252
6.25%, 11/1/2028 (d)		25,000	25,032
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026		5,000	5,030
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		15,000	15,619

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		80,000	80,300
4.88%, 4/1/2027		15,000	15,087
Holly Energy Partners LP 6.00%, 8/1/2024 (d)		16,000	16,520
Hughes Satellite Systems Corp. 5.25%, 8/1/2026		104,000	103,509
Icahn Enterprises LP 6.38%, 12/15/2025		25,000	25,125
IHS Markit Ltd. 4.00%, 3/1/2026 (d)		21,000	21,170
Infor US, Inc. 6.50%, 5/15/2022		141,000	142,437
International Game Technology plc 4.75%, 2/15/2023 (a)	EUR	200,000	240,993
IQVIA, Inc.
3.50%, 10/15/2024 (a)	EUR	250,000	286,017
3.25%, 3/15/2025 (a)	EUR	200,000	227,052
IRB Holding Corp. 6.75%, 2/15/2026 (d)		58,000	56,550
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		58,000	57,537
REIT, 3.00%, 1/15/2025 (a)	EUR	100,000	111,951
ITC Holdings Corp. 3.35%, 11/15/2027		140,000	141,918
Jack Ohio Finance LLC 6.75%, 11/15/2021 (d)		40,000	40,938
JBS USA LUX SA
5.88%, 7/15/2024 (d)		7,000	7,204
5.75%, 6/15/2025 (d)		6,000	6,135
6.75%, 2/15/2028 (d)		80,000	85,230
6.50%, 4/15/2029 (d)		43,000	45,150
JELD-WEN, Inc. 4.63%, 12/15/2025 (d)		70,000	66,850
Kaiser Aluminum Corp. 5.88%, 5/15/2024		10,000	10,175
Kennedy-Wilson, Inc. 5.88%, 4/1/2024		14,000	13,932
Kinetic Concepts, Inc. 7.88%, 2/15/2021 (d)		79,000	81,271
Kraft Heinz Foods Co. 4.38%, 6/1/2046		55,000	48,454
Kroger Co. (The) 2.65%, 10/15/2026		135,000	127,905
L Brands, Inc.
5.63%, 10/15/2023		45,000	45,891
5.25%, 2/1/2028		18,000	16,110
Lamar Media Corp. 5.75%, 2/1/2026		50,000	52,282

Investments		Principal Amount	Value($)
Lennar Corp. 5.88%, 11/15/2024		48,000	50,940
Level 3 Financing, Inc. 5.25%, 3/15/2026		61,000	60,829
Level 3 Parent LLC 5.75%, 12/1/2022		175,000	175,438
Liberty Mutual Group, Inc. 7.80%, 3/15/2037 (d)		15,000	18,600
LKQ Italia Bondco SpA 3.88%, 4/1/2024 (a)	EUR	100,000	121,350
Lowe’s Cos., Inc. 3.65%, 4/5/2029		140,000	141,681
LPL Holdings, Inc. 5.75%, 9/15/2025 (d)		38,000	38,095
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (d)		29,000	30,015
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		125,000	123,215
4.25%, 12/15/2047		150,000	136,475
Martin Midstream Partners LP 7.25%, 2/15/2021		46,000	44,620
Masco Corp. 3.50%, 11/15/2027		15,000	14,555
MasTec, Inc. 4.88%, 3/15/2023		37,000	37,370
Matador Resources Co. 5.88%, 9/15/2026		21,000	20,790
Mattel, Inc.
3.15%, 3/15/2023		10,000	9,200
6.75%, 12/31/2025 (d)		160,000	157,554
MetLife, Inc. 6.40%, 12/15/2036		20,000	22,100
MGM Resorts International
6.00%, 3/15/2023		315,000	332,325
4.63%, 9/1/2026		55,000	53,350
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (b)(c)(e)		100,000	101,000
3.70%, 10/23/2024		360,000	372,417
3.63%, 1/20/2027		200,000	203,726
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)		15,000	15,286
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (c)		240,000	241,052
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)		79,000	78,605
Nabors Industries, Inc.
5.10%, 9/15/2023		9,000	7,515
5.75%, 2/1/2025		90,000	73,211

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Nationstar Mortgage LLC
6.50%, 7/1/2021		2,000	1,986
6.50%, 6/1/2022		45,000	43,875
Netflix, Inc.
4.38%, 11/15/2026		70,000	68,144
3.63%, 5/15/2027	EUR	100,000	115,066
4.88%, 4/15/2028		65,000	64,201
New Albertsons LP 8.00%, 5/1/2031		103,000	96,820
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (d)		10,000	9,937
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (d)		110,000	109,725
5.00%, 2/1/2025 (d)		30,000	29,215
Nielsen Finance LLC 5.00%, 4/15/2022 (d)		38,000	37,678
Noble Energy, Inc. 3.85%, 1/15/2028		410,000	410,870
Noble Holding International Ltd.
7.88%, 2/1/2026 (d)		53,000	45,845
5.25%, 3/15/2042		12,000	6,630
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023 (g)		30,150	31,054
Novelis Corp. 5.88%, 9/30/2026 (d)		74,000	72,104
NRG Energy, Inc. 6.63%, 1/15/2027		45,000	47,869
Nuance Communications, Inc. 5.63%, 12/15/2026		50,000	51,063
NuStar Logistics LP 5.63%, 4/28/2027		30,000	29,099
Oasis Petroleum, Inc.
6.88%, 1/15/2023		125,000	120,000
6.25%, 5/1/2026 (d)		33,000	29,205
OI European Group BV 3.13%, 11/15/2024 (a)	EUR	150,000	176,351
ONEOK, Inc. 4.00%, 7/13/2027		130,000	131,525
Outfront Media Capital LLC 5.88%, 3/15/2025		75,000	75,937
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)		9,000	8,708
Party City Holdings, Inc. 6.63%, 8/1/2026 (d)		47,000	46,765
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (d)		20,000	20,150
PBF Holding Co. LLC 7.25%, 6/15/2025		22,000	22,330
Peabody Energy Corp. 6.00%, 3/31/2022 (d)		20,000	19,850

Investments		Principal Amount	Value($)
Penske Automotive Group, Inc. 5.75%, 10/1/2022		35,000	35,350
PetSmart, Inc. 5.88%, 6/1/2025 (d)		120,000	112,650
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (d)		63,000	63,788
Plantronics, Inc. 5.50%, 5/31/2023 (d)		53,000	52,536
Post Holdings, Inc.
5.00%, 8/15/2026 (d)		63,000	61,976
5.75%, 3/1/2027 (d)		50,000	50,125
5.63%, 1/15/2028 (d)		50,000	49,563
PPL Capital Funding, Inc. 3.10%, 5/15/2026		130,000	127,583
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (d)		18,000	18,855
5.25%, 4/15/2024 (d)		16,000	15,700
5.75%, 4/15/2026 (d)		16,000	15,800
PVH Corp. 3.63%, 7/15/2024 (a)	EUR	125,000	154,365
QEP Resources, Inc.
5.38%, 10/1/2022		38,000	36,480
5.63%, 3/1/2026		5,000	4,525
Qorvo, Inc. 5.50%, 7/15/2026 (d)		52,000	52,910
Quicken Loans, Inc. 5.75%, 5/1/2025 (d)		53,000	52,348
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (d)		38,000	32,965
Radian Group, Inc. 4.50%, 10/1/2024		25,000	24,875
Rain CII Carbon LLC 7.25%, 4/1/2025 (d)		50,000	45,750
Realty Income Corp. REIT, 3.00%, 1/15/2027		170,000	168,209
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (d)		9,000	9,071
8.25%, 11/15/2026 (d)		9,000	8,955
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		72,683	72,796
5.13%, 7/15/2023 (d)		76,000	76,015
Rite Aid Corp. 6.13%, 4/1/2023 (d)		80,000	65,600
Rockwell Collins, Inc.
3.70%, 12/15/2023		325,000	337,625
3.20%, 3/15/2024		400,000	404,988
3.50%, 3/15/2027		340,000	343,483
Roper Technologies, Inc. 3.80%, 12/15/2026		280,000	288,333
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (d)		315,000	324,336

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Scientific Games International, Inc.
10.00%, 12/1/2022		16,000	16,789
5.00%, 10/15/2025 (d)		55,000	54,175
8.25%, 3/15/2026 (d)		6,000	6,034
Scotts Miracle-Gro Co. (The) 6.00%, 10/15/2023		70,000	72,363
Sealed Air Corp. 5.13%, 12/1/2024 (d)		94,000	96,820
SemGroup Corp. 5.63%, 11/15/2023		58,000	55,100
Sempra Energy 3.80%, 2/1/2038		145,000	136,366
Sensata Technologies BV 4.88%, 10/15/2023 (d)		85,000	86,488
Service Corp. International 7.50%, 4/1/2027		70,000	81,340
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023		225,000	223,509
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	200,000	228,748
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)		176,000	177,760
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (d)		10,000	10,070
6.00%, 7/15/2024 (d)		170,000	174,709
5.38%, 4/15/2025 (d)		90,000	90,632
5.00%, 8/1/2027 (d)		12,000	11,820
Solera LLC 10.50%, 3/1/2024 (d)		45,000	48,429
Sotheby’s 4.88%, 12/15/2025 (d)		20,000	19,100
Southwestern Energy Co. 6.20%, 1/23/2025 (f)		87,000	80,883
Spectrum Brands, Inc.
6.63%, 11/15/2022		28,000	28,560
5.75%, 7/15/2025		90,000	91,346
Springleaf Finance Corp.
5.63%, 3/15/2023		60,000	61,786
7.13%, 3/15/2026		32,000	33,442
Sprint Capital Corp. 8.75%, 3/15/2032		152,000	174,420
Sprint Corp.
7.88%, 9/15/2023		160,000	171,867
7.13%, 6/15/2024		80,000	83,200
7.63%, 2/15/2025		376,000	397,620
SPX FLOW, Inc. 5.63%, 8/15/2024 (d)		50,000	51,125
SS&C Technologies, Inc. 5.50%, 9/30/2027 (d)		15,000	15,116

Investments	Principal Amount	Value($)
Standard Industries, Inc.
6.00%, 10/15/2025 (d)	24,000	24,750
4.75%, 1/15/2028 (d)	60,000	57,375
Staples, Inc.
7.50%, 4/15/2026 (d)	75,000	71,625
10.75%, 4/15/2027 (d)	46,000	43,930
Station Casinos LLC 5.00%, 10/1/2025 (d)	14,000	13,475
Steel Dynamics, Inc. 5.00%, 12/15/2026	25,000	25,563
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (d)	16,000	16,640
Summit Materials LLC 6.13%, 7/15/2023	20,000	20,150
Summit Midstream Holdings LLC
5.50%, 8/15/2022	20,000	19,350
5.75%, 4/15/2025	20,000	17,750
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	130,000	129,615
Sunoco LP
4.88%, 1/15/2023	20,000	20,154
5.50%, 2/15/2026	15,000	15,150
6.00%, 4/15/2027 (d)	22,000	22,350
Synchrony Financial 4.25%, 8/15/2024	50,000	51,072
Syneos Health, Inc. 7.50%, 10/1/2024 (d)	51,000	53,040
Talen Energy Supply LLC 6.50%, 6/1/2025	20,000	17,000
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (d)	28,000	28,560
Targa Resources Partners LP
4.25%, 11/15/2023	62,000	60,915
6.75%, 3/15/2024	170,000	176,375
Team Health Holdings, Inc. 6.38%, 2/1/2025 (d)	41,000	33,799
TEGNA, Inc. 6.38%, 10/15/2023	75,000	76,875
Teleflex, Inc. 5.25%, 6/15/2024	30,000	30,750
Tempur Sealy International, Inc.
5.63%, 10/15/2023	110,000	111,111
5.50%, 6/15/2026	50,000	50,125
Tenet Healthcare Corp.
4.50%, 4/1/2021	74,000	74,370
8.13%, 4/1/2022	145,000	151,120
6.75%, 6/15/2023	70,000	69,732
5.13%, 5/1/2025	75,000	74,438
6.25%, 2/1/2027 (d)	35,000	35,700
Tennant Co. 5.63%, 5/1/2025	33,000	33,413
Tenneco, Inc. 5.00%, 7/15/2026	65,000	49,319

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
Terex Corp. 5.63%, 2/1/2025 (d)	65,000	63,619
Terraform Global Operating LLC 6.13%, 3/1/2026 (d)	10,000	9,938
TerraForm Power Operating LLC
4.25%, 1/31/2023 (d)	17,000	16,448
6.63%, 6/15/2025 (d)(f)	8,000	8,260
5.00%, 1/31/2028 (d)	21,000	20,186
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	475,000	480,598
T-Mobile USA, Inc.
6.50%, 1/15/2024 ‡	150,000	—
6.38%, 3/1/2025	79,000	81,747
6.50%, 1/15/2026	375,000	395,625
6.50%, 1/15/2026 ‡	160,000	—
4.50%, 2/1/2026	50,000	49,375
TransDigm, Inc. 6.25%, 3/15/2026 (d)	70,000	71,400
Transocean Pontus Ltd. 6.13%, 8/1/2025 (d)	19,845	20,068
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (d)	10,000	10,288
Transocean Proteus Ltd. 6.25%, 12/1/2024 (d)	38,400	38,784
Transocean, Inc.
9.00%, 7/15/2023 (d)	25,000	25,686
7.50%, 1/15/2026 (d)	55,000	51,356
7.50%, 4/15/2031	9,000	7,425
6.80%, 3/15/2038	36,000	26,010
9.35%, 12/15/2041 (f)	29,000	25,593
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (d)	28,000	25,970
Triumph Group, Inc. 7.75%, 8/15/2025	75,000	72,563
Tronox Finance plc 5.75%, 10/1/2025 (d)	8,000	7,240
Tronox, Inc. 6.50%, 4/15/2026 (d)	19,000	17,836
Tutor Perini Corp. 6.88%, 5/1/2025 (d)	8,000	7,720
Ultra Resources, Inc. 9.00%, 7/12/2024	126,000	53,550
Union Pacific Corp.
3.15%, 3/1/2024	130,000	132,476
4.30%, 3/1/2049	100,000	105,751
United Continental Holdings, Inc.
5.00%, 2/1/2024	25,000	25,312
4.88%, 1/15/2025	13,000	12,903
United Rentals North America, Inc. 5.50%, 5/15/2027	289,000	291,529

Investments		Principal Amount	Value($)
United States Cellular Corp. 6.70%, 12/15/2033		90,000	94,500
United States Steel Corp.
6.88%, 8/15/2025		9,000	7,763
6.25%, 3/15/2026		28,000	23,020
United Technologies Corp.
3.95%, 8/16/2025		125,000	131,965
4.13%, 11/16/2028		150,000	159,108
3.75%, 11/1/2046		115,000	109,588
Uniti Group LP REIT, 6.00%, 4/15/2023 (d)		85,000	79,475
Univision Communications, Inc.
5.13%, 5/15/2023 (d)		26,000	24,570
5.13%, 2/15/2025 (d)		21,000	19,231
Vantiv LLC 3.88%, 11/15/2025 (a)	GBP	100,000	131,419
Verizon Communications, Inc. 4.33%, 9/21/2028		230,000	248,871
Vertiv Group Corp. 9.25%, 10/15/2024 (d)		97,000	95,545
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023		115,000	124,775
Vista Outdoor, Inc. 5.88%, 10/1/2023		85,000	80,009
Vistra Energy Corp. 5.88%, 6/1/2023		22,000	22,440
Vistra Operations Co. LLC 5.50%, 9/1/2026 (d)		55,000	56,295
W&T Offshore, Inc. 9.75%, 11/1/2023 (d)		44,000	43,285
Walt Disney Co. (The) 4.95%, 10/15/2045 (d)		120,000	146,499
Warner Media LLC 2.95%, 7/15/2026		42,000	40,713
Welbilt, Inc. 9.50%, 2/15/2024		140,000	150,500
WellCare Health Plans, Inc. 5.25%, 4/1/2025		28,000	28,377
Wells Fargo & Co. 4.90%, 11/17/2045		150,000	165,814
WESCO Distribution, Inc. 5.38%, 6/15/2024		17,000	17,298
Western Digital Corp. 4.75%, 2/15/2026		50,000	47,393
Whiting Petroleum Corp.
5.75%, 3/15/2021		85,000	83,920
6.63%, 1/15/2026		21,000	19,189
William Carter Co. (The) 5.63%, 3/15/2027 (d)		8,000	8,170
Williams Cos., Inc. (The) 4.00%, 9/15/2025		275,000	286,074

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Windstream Services LLC 8.63%, 10/31/2025 (d)(f)		15,000	14,963
WMG Acquisition Corp.
4.13%, 11/1/2024 (a)	EUR	135,000	157,207
4.88%, 11/1/2024 (d)		113,000	113,847
WPX Energy, Inc. 8.25%, 8/1/2023		70,000	77,175
Wyndham Destinations, Inc.
6.35%, 10/1/2025 (f)		10,000	10,625
5.75%, 4/1/2027 (f)		10,000	10,050
Wynn Las Vegas LLC 5.50%, 3/1/2025 (d)		100,000	98,000
XPO Logistics, Inc.
6.50%, 6/15/2022 (d)		90,000	91,283
6.13%, 9/1/2023 (d)		26,000	26,189
6.75%, 8/15/2024 (d)		26,000	26,715
Zayo Group LLC 6.38%, 5/15/2025		104,000	106,990

			44,888,716

TOTAL CORPORATE BONDS (Cost $93,476,842)			92,361,844

FOREIGN GOVERNMENT SECURITIES — 20.6%
Angola — 0.1%
Republic of Angola 9.50%, 11/12/2025 (a)		200,000	218,000

Argentina — 0.1%
Republic of Argentina 6.88%, 1/26/2027		160,000	114,800

Bahrain — 0.1%
Kingdom of Bahrain 7.50%, 9/20/2047 (a)		260,000	265,200

Belarus — 0.1%
Republic of Belarus 6.20%, 2/28/2030 (a)		220,000	219,725

Benin — 0.2%
Benin Government International Bond 5.75%, 3/26/2026 (d)	EUR	320,000	352,573

Brazil — 1.0%
Federative Republic of Brazil
5.00%, 1/27/2045		400,000	371,600
6.00%, 8/15/2050	BRL	1,277,000	1,383,748

			1,755,348

Colombia — 0.3%
Republic of Colombia
5.00%, 6/15/2045		200,000	209,000
5.20%, 5/15/2049		300,000	320,100

			529,100

Investments		Principal Amount	Value($)
Costa Rica — 0.1%
Republic of Costa Rica 7.00%, 4/4/2044 (a)		263,000	249,070

Cyprus — 0.7%
Republic of Cyprus
2.75%, 6/27/2024 (a)	EUR	230,000	286,897
2.38%, 9/25/2028 (a)	EUR	570,000	704,012
2.75%, 2/26/2034 (a)	EUR	180,000	226,491

			1,217,400

Dominican Republic — 0.5%
Government of Dominican Republic
6.88%, 1/29/2026 (a)		350,000	388,062
9.75%, 6/5/2026 (d)	DOP	14,000,000	276,993
5.95%, 1/25/2027 (a)		160,000	168,400

			833,455

Ecuador — 0.2%
Republic of Ecuador 10.50%, 3/24/2020 (a)		350,000	366,445

Egypt — 0.2%
Arab Republic of Egypt 7.60%, 3/1/2029 (d)		280,000	279,300

El Salvador — 0.3%
Republic of El Salvador
7.38%, 12/1/2019 (a)		100,000	101,056
7.75%, 1/24/2023 (a)		152,000	159,980
7.63%, 2/1/2041 (a)		200,000	199,250

			460,286

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)		200,000	201,975

France — 0.7%
France Government Bond 1.50%, 5/25/2050 (a)	EUR	1,120,000	1,328,558

Gabon — 0.1%
Gabonese Republic 6.38%, 12/12/2024 (a)		200,000	190,750

Ghana — 0.1%
Republic of Ghana 7.88%, 8/7/2023 (a)		200,000	209,000

Greece — 0.6%
Greece Government Bond 3.38%, 2/15/2025 (a)	EUR	946,000	1,128,493

Guatemala — 0.1%
Republic of Guatemala 6.13%, 6/1/2050 (d)		230,000	229,242

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
Indonesia — 1.9%
Republic of Indonesia
8.25%, 7/15/2021	IDR	11,161,000,000	797,172
8.25%, 5/15/2029	IDR	6,240,000,000	446,578
8.75%, 5/15/2031	IDR	14,905,000,000	1,070,424
8.25%, 5/15/2036	IDR	10,728,000,000	739,629
6.63%, 2/17/2037 (a)		340,000	425,838

			3,479,641

Italy — 2.1%
Italy Government Bond 3.85%, 9/1/2049 (a)	EUR	3,170,000	3,779,643

Ivory Coast — 0.1%
Republic of Cote d’Ivoire 5.13%, 6/15/2025 (a)	EUR	240,000	268,721

Jamaica — 0.1%
Jamaica Government International Bond 8.00%, 3/15/2039		220,000	265,539

Kenya — 0.1%
Republic of Kenya 8.25%, 2/28/2048 (a)		250,000	234,689

Lebanon — 0.2%
Republic of Lebanon
6.85%, 3/23/2027 (a)		321,000	249,422
6.65%, 11/3/2028 (a)		199,000	151,117

			400,539

Mexico — 1.0%
United Mexican States 7.25%, 12/9/2021	MXN	35,000,000	1,757,557

Nigeria — 0.1%
Federal Republic of Nigeria 7.63%, 11/28/2047 (d)		270,000	242,325

Oman — 0.2%
Oman Government International Bond 6.75%, 1/17/2048 (a)		400,000	339,000

Pakistan — 0.2%
Republic of Pakistan 6.88%, 12/5/2027 (a)		360,000	348,377

Paraguay — 0.2%
Republic of Paraguay 5.00%, 4/15/2026 (a)		420,000	446,460

Peru — 0.3%
Republic of Peru
5.94%, 2/12/2029 (d)	PEN	130,000	40,847
6.90%, 8/12/2037 (a)	PEN	1,510,000	501,340

			542,187

Portugal — 4.1%
Portugal Obrigacoes do Tesouro
3.85%, 4/15/2021 (a)	EUR	1,440,000	1,736,689
5.13%, 10/15/2024 (a)		990,000	1,092,287

Investments		Principal Amount	Value($)
2.88%, 10/15/2025 (a)	EUR	2,460,000	3,216,205
2.88%, 7/21/2026 (a)	EUR	615,000	810,729
2.25%, 4/18/2034 (a)	EUR	550,000	696,142

			7,552,052

Qatar — 0.6%
State of Qatar
3.88%, 4/23/2023 (d)		420,000	436,800
4.00%, 3/14/2029 (d)		200,000	210,531
4.63%, 6/2/2046 (a)		200,000	217,500
5.10%, 4/23/2048 (a)		245,000	280,445

			1,145,276

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 4.63%, 10/4/2047 (a)		410,000	411,230

Serbia — 0.2%
Republic of Serbia 4.88%, 2/25/2020 (a)		300,000	303,000

South Africa — 1.7%
Republic of South Africa 6.50%, 2/28/2041	ZAR	64,256,087	3,116,638

Spain — 1.4%
Kingdom of Spain
1.60%, 4/30/2025 (a)	EUR	350,000	425,499
1.85%, 7/30/2035 (a)	EUR	780,000	938,644
2.90%, 10/31/2046 (a)	EUR	715,000	986,366
2.70%, 10/31/2048 (a)	EUR	154,000	204,086

			2,554,595

United Arab Emirates — 0.3%
Abu Dhabi Government Bond 4.13%, 10/11/2047 (a)		450,000	470,250

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $38,083,932)			37,806,439

ASSET-BACKED SECURITIES — 8.5%
Cayman Islands — 0.6%
Apidos CLO Series XXXA, Class A2, 4.20%, 10/18/2031 (d)(i)		250,000	246,527
Benefit Street Partners CLO XI Series 2017-11A, Class A2A, 4.35%, 4/15/2029 (d)(i)		250,000	249,743
BlueMountain CLO Ltd. Series 2014-2A, Class BR2, 4.34%, 10/20/2030 ‡(d)(i)		350,000	347,340

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
Renew
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡(d)	66,736	67,888
Shackleton CLO Ltd.
Series 2014-6RA, Class B, 4.32%, 7/17/2028 (d)(i)	260,000	258,903

		1,170,401

United States — 7.9%
ACC Trust Series 2019-1, Class A, 3.75%, 5/20/2022 (d)	113,962	114,776
Accelerated Assets LLC
Series 2018-1, Class C, 6.65%, 12/2/2033 ‡(d)	248,916	257,229
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023 (d)	47,000	47,502
Series 2018-3, Class C, 3.75%, 10/15/2024 (d)	60,000	60,558
Business Jet Securities LLC
Series 2018-2, Class C, 6.66%, 6/15/2033 (d)	185,412	188,226
Chase Funding Trust
Series 2003-6, Class 1A7, 5.03%, 11/25/2034 (f)	145,477	151,472
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022 ‡(d)	38,447	38,485
CLUB Credit Trust Series 2017-NP1, Class C, 5.13%, 4/17/2023 ‡(d)	30,629	30,718
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023 (d)	110,000	110,446
Series 2019-A, Class C, 5.29%, 10/16/2023 (d)	100,000	100,344
CPS Auto Receivables Trust
Series 2018-A, Class B, 2.77%, 4/18/2022 (d)	640,000	639,824
Series 2018-A, Class D, 3.66%, 12/15/2023 (d)	400,000	405,718
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027 (d)	250,000	254,167
Series 2018-3A, Class B, 3.89%, 10/15/2027 (d)	250,000	256,418
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 3.34%, 1/25/2034 ‡(i)	118,880	119,509
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class AF5, 5.13%, 2/25/2034 ‡(f)	121,592	123,235

Investments	Principal Amount	Value($)
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	256,000	263,407
Series 2018-4, Class C, 3.66%, 11/15/2024	260,000	263,300
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023 (d)	100,000	100,851
Series 2018-3A, Class C, 3.79%, 7/15/2024 (d)	260,000	264,383
Series 2019-1A, Class D, 3.87%, 11/15/2024 (d)	65,000	66,344
Series 2019-1A, Class E, 4.94%, 2/17/2026 (d)	100,000	102,754
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022 (d)	100,000	101,422
Series 2015-3A, Class D, 6.55%, 10/17/2022 (d)	220,000	226,225
Series 2018-3A, Class C, 3.71%, 6/15/2023 (d)	99,000	100,774
Series 2017-3A, Class C, 3.68%, 7/17/2023 (d)	180,000	183,043
Series 2016-3A, Class D, 6.40%, 7/17/2023 (d)	350,000	362,623
Series 2018-2A, Class D, 4.04%, 3/15/2024 (d)	60,000	61,430
Series 2018-3A, Class D, 4.35%, 6/17/2024 (d)	210,000	217,826
Series 2019-1A, Class C, 3.82%, 12/16/2024 (d)	130,000	132,995
Series 2019-1A, Class D, 4.13%, 12/16/2024 (d)	240,000	247,469
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023 (d)	238,852	239,757
Series 2017-4, Class D, 3.58%, 1/15/2024 (d)	280,000	284,726
Series 2017-2, Class E, 5.55%, 7/15/2024 (d)	380,000	392,662
Series 2018-3, Class C, 3.79%, 12/16/2024 (d)	170,000	174,367
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (d)	75,075	75,363
Series 2018-1, Class B, 4.56%, 7/18/2024‡ (d)	100,000	101,941
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (d)	200,000	201,791
Series 2019-1A, Class C, 3.87%, 12/16/2024 (d)	155,000	158,328

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025 ‡(d)	350,000	361,254
Marlette Funding Trust
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡(d)	100,000	100,038
Series 2018-1A, Class C, 3.69%, 3/15/2028 (d)	100,000	100,402
Series 2018-2A, Class B, 3.61%, 7/17/2028 ‡(d)	335,000	336,479
Series 2018-2A, Class C, 4.37%, 7/17/2028 (d)	280,000	284,898
Series 2018-3A, Class A, 3.20%, 9/15/2028 (d)	51,744	51,807
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 ‡(d)(f)	231,478	233,481
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048 ‡(d)(f)	163,932	165,105
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC8, Class B1, 5.05%, 9/25/2034 ‡(i)	311,899	318,810
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (d)	100,000	102,348
Series 2018-1A, Class D, 4.40%, 1/14/2028 (d)	160,000	164,921
Onemain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡(d)	100,000	102,082
Oportun Funding VI LLC
Series 2017-A, Class B, 3.97%, 6/8/2023 ‡(d)(i)	293,000	292,623
PNMAC GMSR Issuer Trust
Series 2018-GT2, Class A, 5.08%, 8/25/2025 (d)(i)	210,000	210,753
Prestige Auto Receivables Trust
Series 2018-1A, Class C, 3.75%, 10/15/2024 (d)	440,000	451,755
Series 2018-1A, Class D, 4.14%, 10/15/2024 (d)	75,000	77,599
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡(d)(f)	222,580	224,945
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058 (d)(f)	250,000	251,094

Investments	Principal Amount	Value($)
Progress Residential Trust
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡(d)	262,000	270,734
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	350,000	360,149
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027 (d)	100,000	102,234
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023 ‡(d)(f)	119,915	120,354
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 3.40%, 9/25/2034 ‡(i)	84,676	82,910
Series 2005-HE3, Class M1, 3.15%, 9/25/2035 ‡(i)	108,499	109,150
T-Mobile USA, Inc. 6.00%, 4/15/2024 ‡	328,000	—
Tricolor Auto Securitization Trust
Series 2018-2A, Class A, 3.96%, 10/15/2021 (d)	147,934	148,511
Series 2018-2A, Class C, 5.75%, 5/16/2022 (d)	385,581	392,036
Vericrest Opportunity Loan Trust
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049 ‡(d)(f)	190,000	191,485
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (d)	20,105	20,084
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.13%, 9/25/2047 ‡(d)(f)	60,501	60,472
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡(d)(f)	54,923	54,927
VOLT LXIX LLC
Series 2018-NPL5, Class A2, 5.80%, 8/25/2048 ‡(d)(f)	389,000	391,738
VOLT LXVIII LLC
Series 2018-NPL4, Class A2, 5.93%, 7/27/2048 ‡(d)(f)	300,000	302,077

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
VOLT LXX LLC
Series 2018-NPL6, Class A1B, 4.56%, 9/25/2048 ‡(d)(f)	330,000	332,836
Westlake Automobile Receivables Trust
Series 2018-3A, Class C, 3.61%, 10/16/2023 (d)	130,000	131,820
Series 2018-3A, Class D, 4.00%, 10/16/2023 (d)	80,000	82,047
Series 2018-2A, Class E, 4.86%, 1/16/2024 (d)	310,000	317,402

		14,523,768

TOTAL ASSET-BACKED SECURITIES (Cost $15,465,792)		15,694,169

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
United States — 6.4%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (d)	400,000	302,469
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AJ, 6.03%, 2/10/2051 (i)	529,194	497,419
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 ‡(d)	105,000	87,312
BHMS
Series 2018-ATLS, Class A, 3.69%, 7/15/2035 (d)(i)	492,000	490,835
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 4.14%, 11/15/2035 (d)(i)	300,486	300,937
Series 2018-BIOA, Class D, 3.76%, 3/15/2037 ‡(d)(i)	485,000	483,972
BX Trust
Series 2018-MCSF, Class B, 3.25%, 4/15/2035 ‡(d)(i)	100,000	98,620
Series 2018-MCSF, Class C, 3.44%, 4/15/2035 ‡(d)(i)	100,000	98,495
BXMT Ltd.
Series 2017-FL1, Class D, 5.13%, 6/15/2035 ‡(d)(i)	210,000	210,589

Investments	Principal Amount	Value($)
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡(d)	205,000	186,779
Series 2016-P5, Class C, 4.32%, 10/10/2049 ‡(i)	350,000	357,029
Commercial Mortgage Trust
Series 2015-CR23, Class CME, 3.68%, 5/10/2048 ‡(d)(i)	540,000	538,016
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, 4.32%, 6/15/2050 ‡	100,000	101,470
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023 (i)	3,992,780	46,711
Series K158, Class A2, 3.90%, 12/25/2030 (i)	250,000	274,450
Series K155, Class A2, 3.75%, 11/25/2032	650,000	700,740
Series K153, Class X3, IO, 3.77%, 4/25/2035 (i)	340,000	116,556
Series K036, Class X3, IO, 2.11%, 12/25/2041 (i)	2,640,000	226,493
Series K720, Class X3, IO, 1.33%, 8/25/2042 (i)	6,800,000	258,486
Series K041, Class X3, IO, 1.64%, 11/25/2042 (i)	3,470,000	278,586
Series K042, Class X3, IO, 1.60%, 1/25/2043 (i)	3,025,000	236,917
Series K718, Class X3, IO, 1.43%, 2/25/2043 (i)	10,025,000	374,104
Series K045, Class X3, IO, 1.50%, 4/25/2043 (i)	1,915,000	144,702
Series K054, Class X3, IO, 1.60%, 4/25/2043 (i)	1,365,000	125,303
Series K050, Class X3, IO, 1.55%, 10/25/2043 (i)	1,010,000	84,902
Series K051, Class X3, IO, 1.61%, 10/25/2043 (i)	1,395,000	125,523
Series K052, Class X3, IO, 1.61%, 1/25/2044 (i)	750,000	68,258
Series K726, Class X3, IO, 2.13%, 7/25/2044 (i)	2,890,000	264,683
Series K067, Class X3, IO, 2.11%, 9/25/2044 (i)	1,385,000	202,409
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	400,000	61,283
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	980,000	181,845
Series K078, Class X3, IO, 2.21%, 6/25/2051 (i)	1,820,000	302,056

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
FREMF Series 2018-KF46, Class B, 4.43%, 3/25/2028 (d)(i)	764,853	756,287
FREMF Mortgage Trust
Series 2017-KF31, Class B, 5.38%, 4/25/2024 (d)(i)	62,042	62,675
Series 2017-KF36, Class B, 5.13%, 8/25/2024 (d)(i)	93,749	93,993
Series 2017-KF38, Class B, 4.98%, 9/25/2024 (d)(i)	77,840	78,078
Series 2018-KF47, Class B, 4.48%, 5/25/2025 (d)(i)	49,971	49,566
Series 2018-KF49, Class B, 4.38%, 6/25/2025 (d)(i)	593,045	589,514
Series 2013-K712, Class B, 3.35%, 5/25/2045 (d)(i)	220,000	219,938
Series 2017-K728, Class B, 3.65%, 11/25/2050 (d)(i)	190,000	192,810
Series 2017-K728, Class C, 3.65%, 11/25/2050 (d)(i)	105,000	103,951
GNMA Series 2017-23, IO, 0.73%, 5/16/2059 (i)	691,775	43,132
GS Mortgage Securities Trust Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡ (d)(i)	320,000	324,418
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-CBX, Class C, 5.07%, 1/12/2037 (i)	29,975	29,990
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (i)	66,067	66,780
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡ (i)	245,618	169,570
Morgan Stanley Capital I Trust Series 2005-HQ7, Class E, 5.39%, 11/14/2042‡ (i)	67,459	67,149
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (d)(i)	277,395	284,088
Series 2019-1, Class A, 3.76%, 3/25/2049 (d)(i)	601,538	610,105
Series 2019-1, Class M1, 3.94%, 3/25/2049‡ (d)(i)	248,570	252,604

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,689,638)		11,822,597

Investments	Principal Amount	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Netherlands — 0.1%
Permanent Master Issuer plc Series 2018-1A, Class 1A1, 2.98%, 7/15/2058 (d)(i)	255,000	255,075

United Kingdom — 0.1%
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 3.29%, 12/22/2069 (d)(i)	200,000	200,485

United States — 3.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	171,244	173,342
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	107,239	109,496
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	159,162	161,487
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	191,083	161,781
Antler Mortgage Trust Series 2019-RTL1, Class A2, 4.95%, 8/25/2022 (d)(i)	600,000	602,303
Bery may27 144a 5/15/2027	10,000	10,000
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 4.78%, 2/25/2037 (i)	44,187	45,006
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1, 6.50%, 10/25/2037	72,488	58,338
FHLMC REMIC
Series 2916, Class S, IF, IO, 4.81%, 1/15/2035 (i)	2,551,397	484,771
Series 4689, Class SD, IF, IO, 3.71%, 6/15/2047 (i)	744,992	142,237
Series 4714, Class SA, IF, IO, 3.71%, 8/15/2047 (i)	567,019	113,033

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value($)
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.73%, 9/25/2030 (i)	60,000	60,357
FNMA REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	472,835	25,826
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	2,272,760	165,476
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,224,452	115,819
Series 2012-93, Class SE, IF, IO, 3.67%, 9/25/2042 (i)	167,234	31,375
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	235,263	41,259
Series 2012-133, Class NS, IF, IO, 3.72%, 12/25/2042 (i)	325,612	63,830
Series 2016-75, Class SC, IF, IO, 3.67%, 10/25/2046 (i)	1,038,672	173,948
Series 2017-31, Class SG, IF, IO, 3.67%, 5/25/2047 (i)	1,805,644	332,827
Series 2017-39, Class ST, IF, IO, 3.67%, 5/25/2047 (i)	486,682	90,608
Series 2017-69, Class SH, IF, IO, 3.77%, 9/25/2047 (i)	823,497	168,192
FNMA STRIPS
Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	350,262	29,263
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 4.78%, 1/25/2031 (i)	10,000	10,122
Series 2018-C06, Class 1M2, 4.43%, 3/25/2031 (i)	130,000	129,465
Series 2018-C06, Class 2M2, 4.53%, 3/25/2031 (i)	30,000	29,829
GNMA
Series 2019-42, Class SJ, IF, IO, 3.61%, 4/20/2049 (i)	1,600,000	259,473
Series 2015-H13, Class GI, IO, 1.63%, 4/20/2065 (i)	295,129	13,460
Series 2017-H14, Class FG, 3.53%, 6/20/2067 (i)	404,399	410,171

Investments	Principal Amount	Value($)
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (d)(i)	80,507	81,957
Series 2019-1, Class M1, 3.95%, 1/25/2059‡ (d)(i)	150,000	151,674
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A1, 2.99%, 7/25/2029 (i)	99,770	96,513
OBX Trust
Series 2018-EXP1, Class 2A1, 3.28%, 4/25/2048 (d)(i)	256,268	255,997
Series 2019-EXP1, Class 2A1B, 3.38%, 1/25/2059 (d)(i)	426,000	420,661
PRPM LLC
Series 2019-1A, Class A1, 4.50%, 1/25/2024 (d)(f)	612,145	621,911
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 3A, 4.39%, 7/25/2034 (i)	24,808	25,061
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021 (d)(f)	240,000	240,264
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058 (d)(i)	191,043	192,873
Series 2019-1, Class A1, 3.84%, 2/25/2059 (d)(i)	307,567	312,546

		6,612,551

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,984,741)		7,068,111

MORTGAGE-BACKED SECURITIES — 3.7%
United States — 3.7%
FHLMC Gold Pools, 15 Year Pool # G18702, 3.50%, 8/1/2033	2,277,135	2,342,374
FHLMC Gold Pools, 30 Year Pool # G67705, 4.00%, 10/1/2047	1,917,200	2,016,786
UMBS, 15 Year Pool # 890789, 3.00%, 9/1/2032	2,027,129	2,057,094
Pool # BM3956, 3.00%, 12/1/2032	429,001	435,716

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,694,964)		6,851,970

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value($)
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds 3.00%, 2/15/2048		90,000	97,692
U.S. Treasury Notes 2.88%, 5/15/2028		1,970,000	2,091,663

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,046,647)			2,189,355

		No. of Warrants
WARRANTS — 0.0% (h)
Canada — 0.0% (h)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD* (Cost $—)		2,450	135

		Principal Amount
SHORT-TERM INVESTMENTS — 3.5%
FOREIGN GOVERNMENT TREASURY BILLS — 1.0%
Italy Buoni Ordinari del Tesoro BOT 0.06%, 12/13/2019 (a)(j) (Cost $1,810,210)	EUR	1,595,000	1,782,126

		Shares
INVESTMENT COMPANIES — 2.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (k)(l) (Cost $4,573,753)		4,573,753	4,573,753

TOTAL SHORT-TERM INVESTMENTS (Cost $6,383,963)			6,355,879

Total Investments — 98.0% (Cost $180,826,519)			180,150,499
Other Assets Less Liabilities — 2.0%			3,598,168

Net Assets — 100.0%			183,748,667

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SEK	Swedish Krona
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(j)	The rate shown is the effective yield as of May 31, 2019.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	117	06/2019	AUD	11,523,890	382,643
Euro-Buxl	4	09/2019	EUR	875,577	6,609
Long Gilt	33	09/2019	GBP	5,409,030	45,670
U.S. Treasury 2 Year Note	3	09/2019	USD	644,109	2,713
U.S. Treasury 5 Year Note	93	09/2019	USD	10,919,508	84,086
U.S. Treasury 10 Year Note	49	09/2019	USD	6,213,047	71,478
U.S. Treasury 10 Year Ultra Note	31	09/2019	USD	4,235,375	65,815
U.S. Treasury Ultra Bond	6	09/2019	USD	1,056,938	35,346

					694,360

Short Contracts
3 Month Eurodollar	(281)	09/2019	USD	(68,672,887)	(482,862)
Euro-Bobl	(28)	09/2019	EUR	(4,187,167)	(2,849)
Euro-BTP	(62)	09/2019	EUR	(8,884,403)	11,700
Euro-Bund	(48)	09/2019	EUR	(9,157,770)	(20,971)
Euro-OAT	(19)	09/2019	EUR	(3,437,951)	(9,370)
U.S. Treasury 5 Year Note	(27)	09/2019	USD	(3,170,180)	(23,721)
U.S. Treasury 10 Year Note	(14)	09/2019	USD	(1,775,156)	(20,265)
U.S. Treasury 10 Year Ultra Note	(4)	09/2019	USD	(546,500)	(8,509)
U.S. Treasury Long Bond	(1)	09/2019	USD	(153,875)	(3,535)

					(560,382)

					133,978

Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	108,709	USD	121,446	BNP Paribas	6/5/2019	8
EUR	25,010,399	USD	27,890,553	Citibank, NA	6/5/2019	52,082
EUR	1,025,553	USD	1,144,242	State Street Corp.	6/5/2019	1,547
GBP	414,086	USD	521,132	TD Bank Financial Group	6/5/2019	2,402
USD	5,259,347	EUR	4,677,134	Barclays Bank plc	6/5/2019	33,862
USD	105,540	EUR	94,136	BNP Paribas	6/5/2019	367
USD	24,195,758	EUR	21,626,179	Goldman Sachs International	6/5/2019	34,111
USD	380,779	GBP	292,593	Goldman Sachs International	6/5/2019	10,850
USD	236,288	GBP	181,547	State Street Corp.	6/5/2019	6,756
AUD	1,228,000	USD	850,498	Royal Bank of Canada	6/25/2019	1,934
BRL	1,909,706	USD	478,279	Merrill Lynch International**	6/25/2019	7,454

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	12,152,356	USD	1,755,116	Barclays Bank plc**	6/25/2019	3,807
CZK	21,132,373	USD	913,113	Goldman Sachs International	6/25/2019	1,024
EUR	825,462	USD	921,831	Credit Suisse International	6/25/2019	2,021
USD	1,770,618	AUD	2,547,604	BNP Paribas	6/25/2019	2,165
USD	744,621	CLP	528,286,156	Citibank, NA**	6/25/2019	319
USD	962,560	CLP	682,426,004	Goldman Sachs International**	6/25/2019	1,090
USD	1,803,624	CNY	12,152,356	Merrill Lynch International**	6/25/2019	44,701
USD	915,416	CZK	21,132,373	Citibank, NA	6/25/2019	1,280
USD	457,644	DKK	3,050,893	BNP Paribas	6/25/2019	348
USD	928,085	DKK	6,188,201	TD Bank Financial Group	6/25/2019	541
USD	640,164	EUR	567,083	BNP Paribas	6/25/2019	5,488
USD	28,718,383	EUR	25,507,192	State Street Corp.	6/25/2019	170,885
USD	931,563	MXN	17,797,124	State Street Corp.	6/25/2019	26,925
USD	1,345,081	ZAR	19,524,907	Deutsche Bank AG	6/25/2019	8,259
USD	914,980	ZAR	13,259,986	State Street Corp.	6/25/2019	7,102
EUR	199,073	USD	222,585	Citibank, NA	7/3/2019	376
USD	1,749,935	CNY	12,152,356	Barclays Bank plc**	12/23/2019	2,787

Total unrealized appreciation						430,491

EUR	102,558	USD	115,504	BNP Paribas	6/5/2019	(921)
EUR	150,230	USD	168,300	TD Bank Financial Group	6/5/2019	(457)
GBP	60,054	USD	77,826	TD Bank Financial Group	6/5/2019	(1,898)
CLP	1,210,712,160	USD	1,749,609	Goldman Sachs International**	6/25/2019	(43,838)
COP	5,625,094,404	USD	1,706,643	Goldman Sachs International**	6/25/2019	(43,646)
EUR	819,994	AUD	1,331,592	Goldman Sachs International	6/25/2019	(6,609)
EUR	382,234	USD	430,864	HSBC Bank, NA	6/25/2019	(3,070)
EUR	202,743	USD	227,504	Merrill Lynch International	6/25/2019	(595)
EUR	1,617,878	USD	1,824,565	State Street Corp.	6/25/2019	(13,846)
EUR	985,797	USD	1,110,007	TD Bank Financial Group	6/25/2019	(6,708)
USD	859,224	BRL	3,533,098	Goldman Sachs International**	6/25/2019	(39,418)
USD	471,368	DKK	3,147,852	Merrill Lynch International	6/25/2019	(460)
USD	889,989	EUR	797,530	Citibank, NA	6/25/2019	(2,602)
USD	248,477	EUR	222,767	Royal Bank of Canada	6/25/2019	(842)
USD	712,122	IDR	10,387,006,000	Citibank, NA**	6/25/2019	(11,385)
USD	1,808,459	IDR	26,418,518,079	Merrill Lynch International**	6/25/2019	(31,723)
USD	905,406	MXN	17,907,941	Goldman Sachs International	6/25/2019	(4,865)
USD	911,941	NZD	1,400,526	HSBC Bank, NA	6/25/2019	(4,719)
USD	1,485,554	SEK	14,103,523	State Street Corp.	6/25/2019	(3,619)
USD	881,338	TRY	5,625,663	Barclays Bank plc	6/25/2019	(72,456)
USD	1,748,570	ZAR	26,081,664	Goldman Sachs International	6/25/2019	(37,178)
ZAR	12,650,000	USD	876,971	Goldman Sachs International	6/25/2019	(10,857)
USD	27,957,331	EUR	25,010,399	Citibank, NA	7/3/2019	(54,299)
USD	521,897	GBP	414,086	TD Bank Financial Group	7/3/2019	(2,427)

Total unrealized depreciation						(398,438)

Net unrealized appreciation						32,053

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

Over- the -Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey	1.00	Quarterly	Citibank, NA	6/20/2024	—	USD 607,000	102,528	(5,733)	96,795
Republic of Turkey	1.00	Quarterly	Citibank, NA	6/20/2024	—	USD 311,000	52,863	(3,269)	49,594

							155,391	(9,002)	146,389

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
iTraxx Europe Crossover 31.1	5.00	Quarterly	6/20/2024	—	EUR 3,070,000	(361,384)	26,829	(334,555)
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	—	USD 4,620,000	(363,970)	107,447	(256,523)

						(725,354)	134,276	(591,078)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Summary of total swap contracts outstanding as of May 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	155,391	146,389

Total OTC swap contracts outstanding	155,391	146,389

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$755,173	$415,228		$1,170,401
United States	—	9,801,151	4,722,617		14,523,768

Total Asset-Backed Securities	—	10,556,324	5,137,845		15,694,169

Collateralized Mortgage Obligations
United States	—	6,460,877	151,674		6,612,551
Other Collateralized Mortgage Obligations	—	455,560	—		455,560

Total Collateralized Mortgage Obligations	—	6,916,437	151,674		7,068,111

Commercial Mortgage-Backed Securities	—	8,846,574	2,976,023		11,822,597
Corporate Bonds
United States	—	44,888,716	—	(a)	44,888,716
Other Corporate Bonds	—	47,473,128	—		47,473,128

Total Corporate Bonds	—	92,361,844	—	(a)	92,361,844

Foreign Government Securities	—	37,806,439	—		37,806,439
Mortgage-Backed Securities	—	6,851,970	—		6,851,970
U.S. Treasury Obligations	—	2,189,355	—		2,189,355
Warrants	—	135	—		135
Short-Term Investments
Foreign Government Treasury Bills	—	1,782,126	—		1,782,126
Investment Companies	4,573,753	—	—		4,573,753

Total Short-Term Investments	4,573,753	1,782,126	—		6,355,879

Total Investments in Securities	$4,573,753	$167,311,204	$8,265,542		$180,150,499

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$430,491	$—		$430,491
Futures Contracts	706,060	—	—		706,060
Swaps	—	134,276	—		134,276

Total Appreciation in Other Financial Instruments	$706,060	$564,767	$—		$1,270,827

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(398,438)	$—		$(398,438)
Futures Contracts	(572,082)	—	—		(572,082)
Swaps	—	(9,002)	—		(9,002)

Total Depreciation in Other Financial Instruments	$(572,082)	$(407,440)	$—		$(979,522)

(a)	Value is zero.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2019.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$425,781		$—	$(1,091)	$(4)	$—	$(9,458)	$—	$—	$415,228
Asset-Backed Securities - United States	4,653,873		— (a)	42,577	(227)	190,000	(401,474)	394,517	(156,649)	4,722,617
Collateralized Mortgage Obligation - United States	—		—	1,681	—	149,993	—	—	—	151,674
Commercial Mortgage-Backed Securities - United States	2,809,277		(1,723)	44,340	592	249,977	(553,248)	790,064	(363,256)	2,976,023
Corporate Bonds - United States	—	(b)	—	—	—	—	—	—	—	—	(b)

	$7,888,931		$(1,723)	$87,507	$361	$589,970	$(964,180)	$1,184,581	$(519,905)	$8,265,542

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 1.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $85,483.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	$4,790,510	Discounted Cash Flow	Constant Prepayment Rate	0.00	% - 44.00% (18.55%)
			Constant Default Rate	0.00	% - 3.70% (0.49%)
			Yield (Discount Rate of Cash Flows)	2.63	% - 5.86% (4.34%)

	4,790,510

Commercial Mortgage-Backed Securities	2,765,433	Discounted Cash Flow	Constant Prepayment Rate	0.00	% - 100.00% (9.13%)
			Constant Default Rate	0.00	% - 2.00% (0.18%)
			Yield (Discount Rate of Cash Flows)	3.22	% - 45.55% (6.72%)

	2,765,433
Commercial Mortgage Obligations	151,674	Discounted Cash Flow	Constant Prepayment Rate	20.00	% (20.00%)
			Yield (Discount Rate of Cash Flows)	3.68	% (3.68%)

	151,674

Total	$7,707,617

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was $557,925. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	$10,805,532	$12,281,814	$18,513,593	$—	$—	$4,573,753	4,573,753	$33,710	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 99.2% (a)
Alabama — 2.3%
Education — 0.5%
Auburn University Series 2016A, Rev., 5.00%, 6/1/2030	35,000	42,186
University of Alabama (The) Series B-2, Rev., 5.00%, 9/1/2031	95,000	116,339

		158,525

General Obligation — 0.4%
City of Pell City Series A, GO, 5.00%, 2/1/2025	100,000	117,654

Transportation — 0.7%
Alabama Federal Aid Highway Finance Authority Series 2016A, Rev., 5.00%, 9/1/2034	200,000	238,584

Utility — 0.7%
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., VAR, LIQ: Royal Bank of Canada, 4.00%, 7/1/2022 (b)	150,000	159,450
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	50,000	53,912

		213,362

Total Alabama		728,125

Alaska — 0.1%
Other Revenue — 0.1%
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 10/1/2025	20,000	23,280

Arizona — 1.7%
General Obligation — 0.2%
City of Phoenix GO, 5.00%, 7/1/2027	25,000	30,696
Maricopa County School District No. 3 Tempe Elementary, School Improvement Series A, GO, 5.00%, 7/1/2027	30,000	37,717

		68,413

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	283,727

Prerefunded — 0.1%
Scottsdale Preserve Authority, Excise Tax Rev., 5.25%, 7/1/2020 (c)	25,000	26,007

Investments	Principal Amount($)	Value($)
Transportation — 0.1%
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2024	30,000	35,497

Utility — 0.4%
Salt Verde Financial Corp. Rev., 5.25%, 12/1/2026	100,000	121,115

Total Arizona		534,759

Arkansas — 0.4%
Education — 0.1%
University of Arkansas, UAMS Campus Rev., 5.00%, 11/1/2021	40,000	43,264

Water & Sewer — 0.3%
City of Fort Smith, Water and Sewer Construction Rev., 5.00%, 10/1/2024	75,000	87,705

Total Arkansas		130,969

California — 2.2%
Certificate of Participation/Lease — 0.6%
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2025	70,000	84,884
City of Santa Rosa, Courthouse Square Project and Lease COP, 4.00%, 10/1/2024	90,000	102,286

		187,170

General Obligation — 0.2%
El Monte City School District, Election 2014 Series A, GO, 5.00%, 8/1/2025	55,000	66,456
Hermosa Beach City School District, Election of 2016 Series A, GO, 4.00%, 8/1/2023	15,000	16,699

		83,155

Other Revenue — 1.4%
Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project Series A, Rev., 5.00%, 5/1/2026	50,000	58,025
Chula Vista Municipal Financing Authority Rev., 4.00%, 5/1/2026	60,000	70,080
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2032	250,000	292,278
Municipal Improvement Corp. of Los Angeles, Real Property Series 2014-A, Rev., 5.00%, 5/1/2023	20,000	22,788

		443,171

Total California		713,496

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Colorado — 1.1%
Certificate of Participation/Lease — 0.0% (d)
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	10,000	12,038

Education — 0.2%
University of Colorado, University Enterprise Series A-2, Rev., 5.00%, 6/1/2026	40,000	49,099

General Obligation — 0.9%
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	250,000	277,412

Total Colorado		338,549

Connecticut — 1.9%
General Obligation — 1.6%
State of Connecticut
Series A, GO, 5.00%, 4/15/2033	135,000	159,504
Series 2019A, GO, 5.00%, 4/15/2035	300,000	361,782

		521,286

Special Tax — 0.3%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series B, Rev., 5.00%, 8/1/2023	75,000	84,979

Total Connecticut		606,265

Delaware — 0.1%
Transportation — 0.1%
Delaware Transportation Authority Rev., 5.00%, 7/1/2022	25,000	27,651

District of Columbia — 0.8%
General Obligation — 0.3%
District of Columbia
Series 2018B, GO, 5.00%, 6/1/2025	30,000	36,022
Series D, GO, 5.00%, 6/1/2031	65,000	79,523

		115,545

Other Revenue — 0.1%
District of Columbia, Income Tax Series C, Rev., 5.00%, 12/1/2021	25,000	27,164

Water & Sewer — 0.4%
District of Columbia, Water and Sewer Authority Series B, Rev., 5.00%, 10/1/2025	65,000	78,307

Investments	Principal Amount($)	Value($)
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2012A, Rev., 4.00%, 10/1/2022	35,000	37,915

		116,222

Total District of Columbia		258,931

Florida — 5.8%
Certificate of Participation/Lease — 0.9%
Monroe County School District Series 2018A, COP, 4.00%, 6/1/2025	45,000	51,028
Palm Beach County School District Series 2015B, COP, 5.00%, 8/1/2021	10,000	10,741
South Florida Water Management District COP, 5.00%, 10/1/2036	200,000	236,662

		298,431

Education — 0.9%
Escambia County School Board, Sales Tax Rev., 5.00%, 9/1/2027	120,000	145,401
State of Florida, State Board of Education, Lottery
Series 2016B, Rev., 5.00%, 7/1/2023	40,000	45,522
Series A, Rev., 5.00%, 7/1/2026	75,000	91,948

		282,871

General Obligation — 0.9%
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2025	25,000	29,901
Florida State Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2024	30,000	35,106
Series C, GO, 4.00%, 6/1/2025	30,000	32,230
Series B, GO, 5.00%, 6/1/2026	20,000	24,578
Series B, GO, 5.00%, 6/1/2031	75,000	91,960
Reedy Creek Improvement District Series 2016-A, GO, 5.00%, 6/1/2026	50,000	61,032

		274,807

Hospital — 1.1%
Palm Beach County Health Facilities Authority, ACTS Retirement Life Communities Inc. Obligated Group Rev., 5.00%, 11/15/2032	290,000	338,317

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Florida Department of Environmental Protection Series 2014-A, Rev., 5.00%, 7/1/2020	35,000	36,321

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 1.1%
City of Orlando, Capital Improvement
Series D, Rev., 5.00%, 10/1/2022	75,000	83,560
Series B, Rev., 5.00%, 10/1/2024	60,000	70,535
County of Hillsborough Rev., 5.00%, 10/1/2024	40,000	47,022
County of Lee Rev., 5.00%, 10/1/2025	40,000	48,146
County of Miami-Dade Series A, Rev., 5.00%, 4/1/2036	25,000	29,258
County of Okaloosa Rev., 5.00%, 10/1/2024	30,000	35,171
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2023	10,000	10,981
Sunshine State Governmental Financing Commission, Miami-Dade County Program Series 2011A, Rev., 5.00%, 9/1/2020	20,000	20,885
Tampa Sports Authority, Stadium Project Rev., 4.00%, 1/1/2023	20,000	21,699

		367,257

Transportation — 0.2%
Tampa-Hillsborough County Expressway Authority Series B, Rev., 5.00%, 7/1/2031	40,000	48,430

Utility — 0.1%
County of Sarasota, Utility System Rev., 5.00%, 10/1/2022	30,000	33,295

Water & Sewer — 0.5%
City of Cape Coral, Water and Sewer Rev., 5.00%, 10/1/2022	25,000	27,714
City of Miami Beach, Water and Sewer Rev., 5.00%, 9/1/2033	25,000	30,079
East Central Regional Wastewater Treatment Facilities Operation Board, Green Bonds, Bio Solids Project Rev., 5.00%, 10/1/2024	30,000	35,359
Tampa Bay Water Utility System Series C, Rev., 5.00%, 10/1/2025	55,000	66,781
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2025	10,000	12,078

		172,011

Total Florida		1,851,740

Georgia — 0.2%
General Obligation — 0.1%
Forsyth County School District GO, 5.00%, 2/1/2020	20,000	20,471

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.1%
County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2026	25,000	31,337

Total Georgia		51,808

Hawaii — 1.0%
General Obligation — 0.9%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2023	50,000	57,336
City and County of Honolulu, Tax-Exempt Series D, GO, 5.00%, 9/1/2032	45,000	55,012
State of Hawaii
Series EP, GO, 5.00%, 8/1/2023	40,000	45,720
Series FK, GO, 5.00%, 5/1/2033	100,000	121,519

		279,587

Prerefunded — 0.0% (d)
State of Hawaii Series EE, GO, 5.00%, 11/1/2022 (c)	15,000	16,753

Transportation — 0.1%
State of Hawaii, Highway Fund Series B, Rev., 5.00%, 1/1/2027	25,000	30,550

Total Hawaii		326,890

Illinois — 4.7%
General Obligation — 4.3%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2027	45,000	53,513
City of Decatur GO, 5.00%, 3/1/2027	255,000	298,217
City of Peoria Series B, GO, 5.00%, 1/1/2027	230,000	271,402
Cook and DuPage Counties, Village of Elk Grove GO, 5.00%, 1/1/2029	25,000	29,982
Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	225,000	262,327
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 5.00%, 1/1/2024	30,000	33,995
Kendall and Kane Counties Community Unit School District No. 115 Series 2017B, GO, 5.00%, 1/1/2027	25,000	29,944

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lake and McHenry Counties Community Unit School District No. 118 Wauconda GO, 5.00%, 1/1/2022	50,000	53,956
McLean & Woodford Counties Community Unit School District No. 5 Normal Series 2017A, GO, 4.00%, 12/1/2023	80,000	87,056
State of Illinois
GO, 5.00%, 4/1/2024	30,000	33,494
Series A, GO, 5.00%, 10/1/2024	30,000	33,718
Series A, GO, 5.00%, 12/1/2024	30,000	33,789
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	125,000	146,136
Will & Kendall Counties Community Consolidated School District 202 Plainfield GO, 4.00%, 1/1/2023	10,000	10,802

		1,378,331

Transportation — 0.3%
Chicago O’Hare International Airport, Third Lien Series 2017B, Rev., 5.00%, 1/1/2034	40,000	47,392
Illinois State Toll Highway Authority Series D, Rev., 5.00%, 1/1/2024	25,000	28,546

		75,938

Water & Sewer — 0.1%
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2032	35,000	42,155

Total Illinois		1,496,424

Indiana — 2.1%
Education — 1.0%
Adams Central Elementary School Building Corp., Valorem Property Tax First Mortgage Rev., 5.00%, 1/15/2027	20,000	24,499
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2024	35,000	40,906
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2031	75,000	90,709
Indiana University
Series A, Rev., 5.00%, 6/1/2022	25,000	27,593
Series Y, Rev., 5.00%, 8/1/2028	25,000	31,387
Perry Township Multi School Building Corp. Rev., 5.00%, 7/15/2025	35,000	41,624
Warsaw Multi-School Building Corp., Ad Valorem Property Tax Rev., 4.00%, 1/15/2020	50,000	50,775

		307,493

Investments	Principal Amount($)	Value($)
Housing — 0.9%
Decatur County Jail Building Corp. Rev., 5.00%, 7/15/2028	250,000	301,122

Other Revenue — 0.1%
Indiana Finance Authority, State Revolving Fund Program Series A, Rev., 5.00%, 2/1/2031	25,000	30,040

Transportation — 0.1%
Indiana Finance Authority, Highway Series C, Rev., 5.00%, 12/1/2025	25,000	30,462

Total Indiana		669,117

Iowa — 0.4%
General Obligation — 0.1%
City of West Des Moines, Urban Renewal Series 2016B, GO, 5.00%, 6/1/2024	35,000	40,833

Other Revenue — 0.1%
Iowa Finance Authority, State Revolving Fund, Green Bonds Rev., 5.00%, 8/1/2027	30,000	37,745

Water & Sewer — 0.2%
City of Cedar Rapids Series 2018D, Rev., 5.00%, 6/1/2022	50,000	55,142

Total Iowa		133,720

Kansas — 0.4%
General Obligation — 0.2%
County of Johnson Series A, GO, 5.00%, 9/1/2031	50,000	61,398

Water & Sewer — 0.2%
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	59,433

Total Kansas		120,831

Kentucky — 1.0%
Hospital — 0.2%
Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2016-A, Rev., 4.00%, 10/1/2036	60,000	63,273

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2029	165,000	194,138

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.2%
Louisville & Jefferson County Metropolitan Sewer District, Sewer and Drainage System
Series B, Rev., 5.00%, 5/15/2024	25,000	29,122
Series 2017A, Rev., 5.00%, 5/15/2027	40,000	49,183

		78,305

Total Kentucky		335,716

Louisiana — 2.3%
General Obligation — 0.3%
St. Tammany Parish Wide School District No. 12 Series 2012A, GO, 4.50%, 3/1/2024	70,000	79,200
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	34,662

		113,862

Other Revenue — 1.0%
Louisiana Local Government Environmental Facilities and Community Development Authority Rev., 5.00%, 12/1/2030	250,000	307,753

Prerefunded — 0.2%
State of Louisiana, Gas and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2022 (c)	55,000	60,473

Water & Sewer — 0.8%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2032	200,000	244,642

Total Louisiana		726,730

Maine — 0.4%
General Obligation — 0.1%
Regional School Unit No. 21 GO, 5.00%, 11/1/2025	30,000	36,218

Other Revenue — 0.3%
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2024	75,000	88,496

Total Maine		124,714

Maryland — 1.8%
General Obligation — 0.7%
County of Charles, Public Improvement GO, 5.00%, 3/1/2021	25,000	26,514
County of Spotsylvania, Commissioners of St. Mary’s, Public Improvement GO, 4.00%, 7/15/2027	70,000	82,843
State of Maryland, State and Local Facilities Loan of 2017
Series C, GO, 5.00%, 8/1/2024	50,000	58,749
Series A, GO, 5.00%, 8/1/2025	45,000	54,254

		222,360

Investments	Principal Amount($)	Value($)
Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 4.00%, 7/1/2035	225,000	234,002

Transportation — 0.4%
State of Maryland Department of Transportation Rev., 5.00%, 9/1/2026	100,000	123,976

Total Maryland		580,338

Massachusetts — 0.6%
Education — 0.2%
Massachusetts State College Building Authority Series D, Rev., 5.00%, 5/1/2027	45,000	55,987

General Obligation — 0.3%
City of Boston Series 2017A, GO, 5.00%, 4/1/2025	10,000	12,039
Commonwealth of Massachusetts
Series B, GO, 5.00%, 7/1/2023	25,000	28,518
Series C, GO, 5.00%, 10/1/2026	25,000	30,922
Town of Hopkinton GO, 5.00%, 11/15/2024	30,000	35,707

		107,186

Other Revenue — 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Series A, Rev., 5.00%, 7/1/2022	20,000	22,160

Water & Sewer — 0.0% (d)
Springfield Water & Sewer Commission Series C, Rev., 5.00%, 7/15/2023	10,000	11,424

Total Massachusetts		196,757

Michigan — 4.5%
Education — 1.9%
Eastern Michigan University Series 2017A, Rev., 5.00%, 3/1/2026	500,000	602,540

General Obligation — 2.5%
Berrien Springs Public Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2030	250,000	317,830
Forest Hills Public Schools, School Building and Site Bonds Series 2019, GO, 5.00%, 5/1/2029	230,000	295,877
Grand Rapids Public Schools Series 2017, GO, AGM, 5.00%, 5/1/2029	160,000	195,083

		808,790

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Hospital — 0.1%
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series C, Rev., 5.00%, 12/1/2025	25,000	30,205

Total Michigan		1,441,535

Minnesota — 1.1%
Education — 0.1%
University of Minnesota, Board of Regents Series B, Rev., 5.00%, 12/1/2025	15,000	18,226

General Obligation — 0.2%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2022	30,000	32,623
City of Hopkins Series 2017B, GO, 4.00%, 2/1/2025	20,000	22,673
City of Maple Grove, Improvement Series 2013A, GO, 4.00%, 2/1/2022	20,000	21,350

		76,646

Housing — 0.8%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	250,000	257,445

Total Minnesota		352,317

Mississippi — 1.7%
Education — 0.2%
Mississippi Development Bank, Special Obligation, Hinds County School District Project Rev., 4.00%, 3/1/2031	25,000	28,050
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project Rev., 5.00%, 8/1/2025	35,000	41,606

		69,656

General Obligation — 1.0%
City of Tupelo Series 2019, GO, 4.00%, 12/1/2029	250,000	291,143
State of Mississippi Series B, GO, 5.00%, 12/1/2025	20,000	24,263

		315,406

Utility — 0.5%
West Rankin Utility Authority Rev., AGM, 5.00%, 1/1/2029	135,000	157,588

Total Mississippi		542,650

Missouri — 2.0%
Hospital — 1.5%
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	200,000	242,030

Investments	Principal Amount($)	Value($)
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	193,398
Missouri Development Finance Board, Fulton State Hospital Project Series 2016, Rev., 5.00%, 10/1/2025	25,000	29,171

		464,599

Transportation — 0.1%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM,5.25%, 7/1/2024	40,000	47,259

Utility — 0.1%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2025	25,000	29,270

Water & Sewer — 0.3%
City of Kansas, Sanitary Sewer System Series B, Rev., 5.00%, 1/1/2033	25,000	30,371
Metropolitan St. Louis Sewer District Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	56,109

		86,480

Total Missouri		627,608

Montana — 0.6%
General Obligation — 0.6%
County of Missoula
Series 2016, GO, 4.00%, 7/1/2025	50,000	57,686
Series A, GO, 5.00%, 7/1/2030	120,000	145,910

		203,596

Total Montana		203,596

Nebraska — 3.1%
Education — 0.1%
University of Nebraska Facilities Corp., UNMC Global Center Project Series 2017, Rev., 5.00%, 12/15/2025	35,000	42,572

Utility — 2.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	391,661
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	80,000	99,510
Rev., 5.00%, 9/1/2028	50,000	62,664
Omaha Public Power District, Electric System
Series B, Rev., 5.00%, 2/1/2025	120,000	140,847
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	48,734
Series A, Rev., 5.00%, 2/1/2027	30,000	36,475

		779,891

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.5%
City of Omaha, Sewer
Rev., 4.00%, 11/15/2022	100,000	108,259
Rev., 5.00%, 4/1/2027	50,000	60,608

		168,867

Total Nebraska		991,330

Nevada — 1.0%
General Obligation — 0.7%
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2032	95,000	114,303
Series A, GO, 4.00%, 6/15/2035	90,000	99,867

		214,170

Transportation — 0.1%
Clark County Rev., 5.00%, 7/1/2028	25,000	31,061

Water & Sewer — 0.2%
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2029	50,000	61,205

Total Nevada		306,436

New Hampshire — 0.1%
General Obligation — 0.1%
City of Nashua GO, 4.00%, 7/15/2022	25,000	26,962

New Jersey — 2.5%
Education — 0.4%
New Jersey Economic Development Authority, School Facilities Construction Series II, Rev., 5.00%, 3/1/2027	115,000	122,546

General Obligation — 0.1%
City of New Brunswick Series 2015, GO, 4.00%, 3/15/2024	10,000	11,176
City of North Wildwood GO, 5.00%, 8/1/2022	10,000	11,053

		22,229

Other Revenue — 1.0%
Passaic County Improvement Authority, City of Paterson Project Series 2017, Rev., 5.00%, 6/15/2025	10,000	11,990
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2027	265,000	318,795

		330,785

Prerefunded — 0.2%
New Jersey Turnpike Authority Series A, Rev., 5.00%, 1/1/2022 (c)	65,000	70,934

Investments	Principal Amount($)	Value($)
Transportation — 0.8%
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 4.00%, 12/15/2031	250,000	270,218

Total New Jersey		816,712

New Mexico — 2.3%
Education — 0.1%
University of New Mexico (The), Board of Regents, Subordinate Lien System Rev., 5.00%, 6/1/2029	20,000	24,575

General Obligation — 0.4%
City of Albuquerque, General Purpose Series 2016A, GO, 5.00%, 7/1/2023	75,000	85,306
Santa Fe Community College District Series A, GO, 5.00%, 8/1/2023	50,000	56,765

		142,071

Hospital — 0.1%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025	25,000	29,662

Other Revenue — 1.2%
City of Albuquerque, Gross Receipts Series 2015A, Rev., 5.00%, 7/1/2026	235,000	281,857
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016C, Rev., 5.00%, 6/1/2022	30,000	33,094
State of New Mexico, Severance Tax Permanent Fund Series 2016B, Rev., 4.00%, 7/1/2021	80,000	84,146

		399,097

Transportation — 0.4%
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2108A, Rev., 5.00%, 6/15/2027	100,000	124,771

Utility — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2016E, Rev., 5.00%, 6/1/2024	25,000	29,219

Total New Mexico		749,395

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New York — 2.9%
Education — 1.1%
Monroe County IDA, School Facility, Rochester School Modernization Project Rev., 5.00%, 5/1/2030	80,000	95,182
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2038	25,000	31,000
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	200,000	213,918

		340,100

General Obligation — 0.5%
City of New York, Fiscal Year 2012 Series I, GO, 5.00%, 8/1/2022	45,000	49,993
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2023	35,000	40,065
Series I, GO, 5.00%, 8/1/2023	25,000	28,618
City of New York, Fiscal Year 2017 Series C, GO, 4.00%, 8/1/2022	10,000	10,803
County of Onondaga GO, 5.00%, 3/15/2026	20,000	23,356
County of Orange, Various Purpose Series A, GO, 4.00%, 3/15/2024	20,000	22,536

		175,371

Housing — 0.2%
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-2A, Rev., 5.00%, 7/15/2025	50,000	60,419

Other Revenue — 0.3%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series C, Rev., 5.00%, 11/1/2022	25,000	28,032
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 1, Rev., 5.00%, 11/1/2026	25,000	31,104
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2025	25,000	30,296

		89,432

Investments	Principal Amount($)	Value($)
Special Tax — 0.6%
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2017-A, Rev., 5.00%, 3/15/2028	150,000	187,043

Water & Sewer — 0.2%
Erie County Water Authority Rev., 5.00%, 12/1/2027	20,000	24,832
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2013A, Rev., 5.00%, 6/15/2019	50,000	50,055

		74,887

Total New York		927,252

North Carolina — 0.5%
General Obligation — 0.1%
County of Davidson GO, 5.00%, 6/1/2027	35,000	44,030

Other Revenue — 0.4%
County of Wayne Rev., 5.00%, 6/1/2024	25,000	29,220
State of North Carolina Rev., 5.00%, 3/1/2021	25,000	26,538
State of North Carolina, Limited Obligation
Series C, Rev., 5.00%, 5/1/2024	25,000	29,165
Series 2017B, Rev., 5.00%, 5/1/2028	20,000	25,038

		109,961

Total North Carolina		153,991

North Dakota — 0.1%
Other Revenue — 0.1%
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	25,000	27,034

Ohio — 5.4%
Education — 1.3%
Bowling Green State University Series 2016A, Rev., 5.00%, 6/1/2024	25,000	28,918
Ohio Higher Educational Facility Commission, Denison University Series A, Rev., 5.00%, 11/1/2025	75,000	90,353
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	260,000	292,024

		411,295

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 0.5%
City of Reynoldsburg GO, 5.00%, 12/1/2026	15,000	18,506
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2022	55,000	60,999
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2021	20,000	21,331
State of Ohio, Infrastructure Improvement Bonds Series A, GO, 5.00%, 9/1/2028	25,000	32,016
State of Ohio, Natural Resources Series V, GO, 5.00%, 10/1/2027	35,000	44,134

		176,986

Hospital — 0.9%
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2013-B-2, Rev., VRDO, LIQ: Bank of New York Mellon, 1.50%, 6/3/2019 (b)	250,000	250,000
State of Ohio, Cleveland Clinic Health System Obligated Group Series 2017A, Rev., 5.00%, 1/1/2028	25,000	31,500

		281,500

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund Series A, Rev., 5.00%, 12/1/2026	45,000	55,890

Other Revenue — 0.1%
State of Ohio, Capital Facilities Lease-Appropriation Series 2018A, Rev., 5.00%, 6/1/2025	25,000	29,921

Prerefunded — 0.6%
South-Western City School District, School Facilities Construction and Improvement Bonds GO, 5.00%, 6/1/2022 (c)	160,000	176,693
State of Ohio, Highway Capital Improvements Bonds, Full Faith and Credit/Highway User Receipts Series R, GO, 5.00%, 5/1/2024 (c)	25,000	29,197

		205,890

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission Series A, Rev., 5.00%, 2/15/2027	135,000	166,601

Investments	Principal Amount($)	Value($)
Utility — 1.2%
American Municipal Power, Inc., Greenup Hydro-Electric Project Series 2016A, Rev., 5.00%, 2/15/2030	25,000	29,540
Lancaster Port Authority, Gas Supply Series 2019A, Rev., 5.00%, 2/1/2025 (b)	300,000	347,553

		377,093

Water & Sewer — 0.1%
Ohio Water Development Authority, Fresh Water Series 2016B, Rev., 5.00%, 6/1/2026	30,000	36,889

Total Ohio		1,742,065

Oklahoma — 1.3%
Education — 0.5%
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	150,000	177,448

Hospital — 0.2%
Oklahoma Development Finance Authority, St. John Health System Rev., 5.00%, 2/15/2020 (c)	55,000	56,317

Other Revenue — 0.0% (d)
Edmond Public Works Authority Rev., 4.00%, 7/1/2021	10,000	10,519

Transportation — 0.4%
Oklahoma Capitol Improvement Authority, State Highway Rev., 5.00%, 7/1/2024	100,000	116,561

Water & Sewer — 0.2%
Oklahoma City Water Utilities Trust, Water and Sewer System Series 2013, Rev., 5.00%, 7/1/2021	25,000	26,759
Oklahoma Water Resources Board, Clean Water Program Rev., 5.00%, 4/1/2023	35,000	39,598

		66,357

Total Oklahoma		427,202

Oregon — 2.7%
General Obligation — 0.8%
City of Portland Series A, GO, 5.00%, 4/1/2025	30,000	35,857
State of Oregon Series A, GO, 5.00%, 5/1/2023	50,000	56,777
State of Oregon, Article XI-Q State Projects Series A, GO, 5.00%, 5/1/2030	130,000	159,925
Washington County School District No. 1 West Union, Hillsborough School District GO, 5.00%, 6/15/2028	25,000	31,181

		283,740

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 1.6%
Oregon State Facilities Authority Rev., LOC: U.S. Bank NA, 1.95%, 6/3/2019 (b)	500,000	500,000

Transportation — 0.3%
State of Oregon, Department of Transportation, User Tax Series 2017A, Rev., 5.00%, 11/15/2025	30,000	36,444
Tri-County Metropolitan Transportation District of Oregon Series A, Rev., 5.00%, 9/1/2030	45,000	55,409

		91,853

Total Oregon		875,593

Pennsylvania — 6.4%
Education — 0.9%
Northampton County General Purpose Authority, Moravian College Project Series 2016, Rev., 5.00%, 10/1/2027	185,000	216,476
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series 2017AU-1, Rev., 5.00%, 6/15/2026	70,000	84,420

		300,896

General Obligation — 0.9%
Abington School District GO, 5.00%, 10/1/2020	20,000	20,923
Aliquippa School District GO, 3.88%, 12/1/2037	200,000	213,076
Township of Upper St Clair Series A, GO, 4.00%, 6/1/2025	15,000	17,131
Upper Merion Area School District GO, 5.00%, 1/15/2034	20,000	23,701

		274,831

Hospital — 1.9%
Berks County Industrial Development Authority, Healthcare Facilities Series 2017A, Rev., 5.00%, 5/15/2037	250,000	277,245
County of Lehigh, Health Network Hospital Series A, Rev., 4.00%, 7/1/2035	175,000	186,534
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	135,000	146,313

		610,092

Investments	Principal Amount($)	Value($)
Industrial Development Revenue/Pollution Control Revenue — 0.7%
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2037	100,000	107,460
Series 2019, Rev., 4.00%, 12/1/2038	100,000	107,122

		214,582

Other Revenue — 1.1%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2035	225,000	268,832
Monroeville Finance Authority, UPMC Obligated Group Rev., 5.00%, 2/15/2022	60,000	65,426

		334,258

Prerefunded — 0.3%
Pennsylvania Turnpike Commission Series B, Rev., 5.25%, 12/1/2021 (c)	95,000	103,757

Transportation — 0.6%
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	128,208
Series A-1, Rev., 5.00%, 12/1/2031	60,000	72,522

		200,730

Total Pennsylvania		2,039,146

Rhode Island — 0.3%
General Obligation — 0.3%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2018 Series 2018A, GO, 5.00%, 4/1/2029	75,000	95,191

South Carolina — 1.6%
Industrial Development Revenue/Pollution Control Revenue — 0.5%
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	150,000	163,097

Transportation — 1.0%
Charleston County Airport District Rev., 5.00%, 7/1/2035	250,000	308,320

Water & Sewer — 0.1%
City of Charleston, Waterworks and Sewer System Rev., 5.00%, 1/1/2026	25,000	30,531
City of Spartanburg, Water System Series 2017B, Rev., 5.00%, 6/1/2030	10,000	12,240

		42,771

Total South Carolina		514,188

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
South Dakota — 0.2%
Other Revenue — 0.2%
City of Rapid City, Sales Tax Rev., 5.00%, 12/1/2023	25,000	28,664
South Dakota Conservancy District, State Revolving Fund Program Series 2018, Rev., 5.00%, 8/1/2025	35,000	42,115

		70,779

Total South Dakota		70,779

Tennessee — 1.6%
General Obligation — 1.2%
City of Johnson City Series 2016A, GO, 5.00%, 6/1/2023	15,000	17,005
City of Murfreesboro GO, 4.00%, 4/1/2025	25,000	27,915
County of Franklin, Public Improvement GO, 5.00%, 6/1/2027	50,000	62,471
County of Robertson GO, 5.00%, 6/1/2025	25,000	29,935
County of Shelby
Series A, GO, 4.00%, 3/1/2021	20,000	20,885
Series A, GO, 5.00%, 3/1/2022	40,000	43,827
County of Sullivan GO, 5.00%, 5/1/2026	30,000	36,696
County of Williamson GO, 5.00%, 4/1/2024	20,000	23,291
County of Wilson GO, 4.00%, 4/1/2021	20,000	20,923
Metropolitan Government of Nashville and Davidson County
Series 2010A, GO, 5.00%, 7/1/2020	20,000	20,767
GO, 5.00%, 7/1/2025	10,000	12,012
Montgomery County, Public Improvement GO, 5.00%, 4/1/2027	25,000	31,179
State of Tennessee Series A, GO, 5.00%, 9/1/2025	25,000	29,464

		376,370

Prerefunded — 0.0% (d)
Metropolitan Government of Nashville and Davidson County GO, 5.00%, 7/1/2022 (c)	20,000	22,156

Utility — 0.4%
Metropolitan Government of Nashville and Davidson County, Electric System Series 2014A, Rev., 5.00%, 5/15/2024	10,000	11,656

Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (b)	110,000	117,415

		129,071

Total Tennessee		527,597

Investments	Principal Amount($)	Value($)
Texas — 11.5%
Education — 1.6%
Permanent University Fund - Texas A&M University System Series A, Rev., 5.00%, 7/1/2024	85,000	99,495
Regents of the University of Texas Series A, Rev., 5.00%, 2/15/2024	35,000	40,433
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2028	80,000	100,176
Series E, Rev., 5.00%, 5/15/2030	170,000	209,470
University of Texas (The), Board of Regents, Financing System Series 2016D, Rev., 5.00%, 8/15/2024	40,000	47,075
University of Texas System (The) Rev., 5.00%, 8/15/2022	10,000	11,114

		507,763

General Obligation — 7.1%
Alamo Community College District, Limited Tax
GO, 5.00%, 2/15/2024	75,000	87,273
GO, 5.00%, 8/15/2026	250,000	309,647
Allen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2032	55,000	65,155
City of Denison Series 2019, GO, 5.00%, 2/15/2028	245,000	305,887
City of Houston, Public Improvement Series 2013A, GO, 5.00%, 3/1/2020	30,000	30,785
City of Hutto GO, 5.00%, 8/1/2026	80,000	97,371
City of League City GO, 5.00%, 2/15/2027	20,000	24,213
City of Pflugerville GO, 5.00%, 8/1/2026	25,000	30,575
City of San Angelo GO, 5.00%, 2/15/2027	20,000	24,646
City of San Marcos GO, 5.00%, 8/15/2031	270,000	327,127
Clint Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2024	25,000	28,806
County of Bexar, Certificates of Obligation Series A, GO, 5.00%, 6/15/2031	160,000	191,400

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
County of Fort Bend Series 2016B, GO, 5.00%, 3/1/2022	15,000	16,399
County of Hays, Limited Tax GO, 5.00%, 2/15/2026	20,000	24,256
County of Montgomery, Unlimited Tax GO, 5.00%, 3/1/2025	25,000	29,647
County of Williamson, Limited Tax GO, 5.00%, 2/15/2026	40,000	48,496
Cypress-Fairbanks Independent School District, School Building Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	23,770
Harris County, Unlimited Tax Series 2017A, GO, 5.00%, 10/1/2026	25,000	30,814
Laredo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	25,000	29,254
North East Independent School District GO, PSF-GTD, 5.00%, 8/1/2025	20,000	24,006
Northside Independent School District GO, PSF-GTD, 5.00%, 8/15/2024	65,000	76,227
Pearland Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	28,165
Pecan Grove Municipal Utility District Series 2019, GO, 4.00%, 9/1/2025	250,000	281,520
Prosper Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2037	25,000	30,277
Sherman Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2030	25,000	30,888
State of Texas, Transportation Commission Mobility Series 2015-A, GO, 5.00%, 10/1/2024	50,000	58,915
Wylie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023	10,000	10,873

		2,266,392

Other Revenue — 0.1%
Metropolitan Transit Authority of Harris County Series 2017A, Rev., 5.00%, 11/1/2025	45,000	54,234

Transportation — 0.1%
Metropolitan Transit Authority of Harris County Series B, Rev., 5.00%, 11/1/2029	25,000	30,666

Investments	Principal Amount($)	Value($)
Utility — 1.6%
Brushy Creek Regional Utility Authority, Inc., Water Treatment And Distribution Project Rev., 5.00%, 8/1/2026	85,000	104,382
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	56,341
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2028	100,000	125,286
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2020	30,000	30,997
Rev., 5.00%, 5/15/2035	155,000	186,989

		503,995

Water & Sewer — 1.0%
City of Amarillo, Waterworks and Sewer System Series 2015A, Rev., 4.00%, 4/1/2025	25,000	28,305
City of Dallas, Waterworks and Sewer System Rev., 5.00%, 10/1/2022	10,000	10,802
North Texas Municipal Water District, Water System Rev., 5.00%, 6/1/2027	20,000	24,864
San Antonio Water System Series A, Rev., 5.00%, 5/15/2025	25,000	29,846
Tarrant Regional Water District Rev., 5.00%, 3/1/2025	125,000	147,880
Trinity River Authority LLC, Tarrant County Water Project Rev., 5.00%, 2/1/2026	60,000	72,623

		314,320

Total Texas		3,677,370

Utah — 1.0%
General Obligation — 0.4%
Snyderville Basin Special Recreation District Series 2017, GO, 4.00%, 12/15/2025	100,000	114,719

Other Revenue — 0.3%
City of Park City Rev., 5.00%, 6/15/2022	30,000	33,146
County of Summit, Sales Tax Rev., 5.00%, 12/15/2023	70,000	80,489

		113,635

Prerefunded — 0.1%
Utah State Board of Regents, University of Utah (The) Series B, Rev., 5.00%, 8/1/2023 (c)	25,000	28,545

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.2%
Washington County Water Conservancy District Series 2012A, Rev., 4.50%, 10/1/2024	55,000	59,562

Total Utah		316,461

Virginia — 2.4%
Education — 0.7%
Virginia College Building Authority, 21st Century College and Equipment Programs Series 2017B, Rev., 5.00%, 2/1/2024	75,000	86,885
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017C, Rev., 5.00%, 2/1/2024	65,000	75,301
Virginia Public School Authority Series 2015-A, Rev., 4.00%, 8/1/2020	50,000	51,490

		213,676

General Obligation — 1.1%
City of Richmond Series B, GO, 5.00%, 7/15/2027	175,000	220,811
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2030	25,000	31,517
County of Spotsylvania, Public Improvement GO, 5.00%, 7/15/2029	85,000	109,489

		361,817

Other Revenue — 0.1%
Virginia Public Building Authority, Public Facilities Series A, Rev., 5.00%, 8/1/2022	25,000	27,740

Transportation — 0.5%
Virginia Commonwealth Transportation Board Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	100,000	113,079
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2013-C, Rev., 5.00%, 11/1/2023	35,000	40,158

		153,237

Water & Sewer — 0.0% (d)
Hampton Roads Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 7/1/2021	15,000	16,110

Total Virginia		772,580

Washington — 7.1%
Certificate of Participation/Lease — 0.2%
State of Washington Series 2015-C, COP, 5.00%, 1/1/2029	55,000	65,798

Investments	Principal Amount($)	Value($)
Education — 0.5%
University of Washington Rev., 5.00%, 4/1/2032	115,000	140,648

General Obligation — 5.2%
City of University Place, Limited Tax GO, 5.00%, 12/1/2026	85,000	103,568
Clark County School District No. 101 La Center, Unlimited Tax GO, 5.00%, 12/1/2029	50,000	63,408
County of King, Limited Tax
Series A, GO, 5.00%, 7/1/2025	50,000	59,430
Series B, GO, 5.00%, 12/1/2025	20,000	23,039
County of Snohomish, Limited Tax GO, 5.00%, 12/1/2025	10,000	11,927
King County Public Hospital District No. 2, EvergreenHealth GO, 5.00%, 12/1/2031	105,000	121,425
King County School District No. 403 Renton GO, 5.00%, 12/1/2022	40,000	44,000
King County School District No. 405 Bellevue GO, 5.00%, 12/1/2024	350,000	414,519
King County School District No. 405 Bellevue, Credit Enhancement Program
GO, 5.00%, 12/1/2021	30,000	32,585
GO, 5.00%, 12/1/2026	20,000	24,888
King County School District No. 411 Issaquah
GO, 5.00%, 12/1/2024	35,000	41,457
GO, 5.00%, 12/1/2031	225,000	272,293
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 5.00%, 12/1/2023	50,000	57,567
Mason County School District No. 309 Shelton, Unlimited Tax GO, 5.00%, 12/1/2029	45,000	54,950
Pasco School District No. 1, Franklin County, Unlimited Tax GO, 5.00%, 12/1/2030	35,000	43,128
Pierce and King Counties School District No. 417 Fife GO, 4.00%, 12/1/2020	75,000	77,835
Pierce County, White River School District No. 416 GO, 5.00%, 12/1/2025	50,000	60,476
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2025	25,000	30,247
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/1/2024	25,000	29,536
Spokane County, Mead School District No. 354 GO, 5.00%, 12/1/2024	20,000	23,650

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
State of Washington, Motor Vehicle Fuel Tax Series 2013E, GO, 5.00%, 2/1/2025	75,000	84,460

		1,674,388

Hospital — 0.1%
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2028	30,000	37,988

Other Revenue — 0.1%
Washington State Convention Center Public Facilities District Rev., 5.00%, 7/1/2032	35,000	42,386

Prerefunded — 0.2%
City of Seattle, Municipal Light and Power Improvement Series 2011A, Rev., 5.00%, 2/1/2021 (c)	20,000	21,160
State of Washington, Various Purpose Series 2011A, GO, 5.00%, 8/1/2020 (c)	25,000	25,999

		47,159

Transportation — 0.2%
Central Puget Sound Regional Transit Authority, Sales Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30,000	35,566
Port of Seattle, Intermediate Lien Series B, Rev., 5.00%, 3/1/2022	30,000	32,807

		68,373

Utility — 0.4%
Energy Northwest, Electric
Series 2016-A, Rev., 5.00%, 7/1/2028	25,000	30,322
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	68,745
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project Series 2014A, Rev., 5.00%, 1/1/2023	25,000	27,983

		127,050

Water & Sewer — 0.2%
City of Seattle, Drainage and Wastewater System Improvement Rev., 4.00%, 4/1/2026	20,000	23,154
City of Seattle, Wastewater System Improvement Rev., 5.00%, 8/1/2024	35,000	41,056

		64,210

Total Washington		2,268,000

Investments	Principal Amount($)	Value ($)
Wisconsin — 4.0%
Education — 0.7%
Public Finance Authority, Piedmont Community Charter School Rev., 5.00%, 6/15/2039	200,000	229,354

General Obligation — 2.0%
City of Milwaukee, Promissory Notes Series N4 & B5, GO, 5.00%, 4/1/2023	85,000	95,950
City of West Allis, Corporate Purpose Series A, GO, 4.00%, 4/1/2022	215,000	228,523
Hamilton School District, School Building Improvement GO, 5.00%, 4/1/2025	60,000	71,432
State of Wisconsin
Series 3, GO, 5.00%, 11/1/2021	75,000	81,352
Series B, GO, 4.00%, 5/1/2023	40,000	43,863
Series 1, GO, 5.00%, 11/1/2024	40,000	47,315
Series 2, GO, 5.00%, 11/1/2026	50,000	61,308
Village of Pleasant Prairie GO, 4.00%, 8/1/2024	10,000	11,167

		640,910

Industrial Development Revenue/Pollution Control Revenue — 0.2%
State of Wisconsin Environmental Improvement Fund
Series A, Rev., 5.00%, 6/1/2025	35,000	41,995
Series A, Rev., 5.00%, 6/1/2026	20,000	24,523

		66,518

Prerefunded — 0.4%
State of Wisconsin Series C, GO, 4.00%, 5/1/2021 (c)	25,000	26,177
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2023 (c)	25,000	28,422
Rev., 5.00%, 6/1/2024 (c)	65,000	76,018

		130,617

Transportation — 0.7%
Wisconsin Department of Transportation Series 2, Rev., 5.00%, 7/1/2031	180,000	218,608

Total Wisconsin		1,286,007

TOTAL MUNICIPAL BONDS (Cost $30,176,090)		31,755,807

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51% (e)(f) (Cost $556,625)	556,681	556,681

Total Investments — 101.0% (Cost $30,732,715)		32,312,488
Liabilities in Excess of Other Assets — (1.0%)		(310,798)

Net Assets — 100.0%		32,001,690

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
COP	Certificate of Participation
GAN	Grant Anticipation Notes
GO	General Obligation
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
Rev.	Revenue
UPMC	University of Pittsburgh Medical Center
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2019.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Municipal ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$556,681	$31,755,807	$—	$32,312,488

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares 1.51%(a)(b)	$1,050,773	$12,307,306	$12,802,080	$626	$56	$556,681	556,681	$5,459	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 69.9%
Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (a)	18,466,000	18,466,000
General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.83%, 5/11/2020 (b)	834,000	835,627
Lockheed Martin Corp. 4.25%, 11/15/2019	8,237,000	8,296,537
Rockwell Collins, Inc. 5.25%, 7/15/2019	2,480,000	2,486,801
United Technologies Corp.
(ICE LIBOR USD 3 Month + 0.65%), 3.17%, 8/16/2021 (b)	6,381,000	6,384,979

		36,469,944

Automobiles — 2.7%
BMW US Capital LLC (Germany)
1.45%, 9/13/2019 (a)	12,245,000	12,210,533
(ICE LIBOR USD 3 Month + 0.38%), 2.97%, 4/6/2020 (a)(b)	14,989,000	15,022,335
(ICE LIBOR USD 3 Month + 0.37%), 2.90%, 8/14/2020 (a)(b)	7,091,000	7,109,699
(ICE LIBOR USD 3 Month + 0.41%), 3.01%, 4/12/2021 (a)(b)	1,910,000	1,913,348
(ICE LIBOR USD 3 Month + 0.50%), 3.04%, 8/13/2021 (a)(b)	900,000	902,514
(ICE LIBOR USD 3 Month + 0.64%), 3.23%, 4/6/2022 (a)(b)	10,000,000	10,037,515
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020 (a)	18,824,000	18,762,658
(ICE LIBOR USD 3 Month + 0.39%), 2.96%, 5/4/2020 (a)(b)	5,971,000	5,968,548
3.10%, 5/4/2020 (a)	6,874,000	6,894,162
2.20%, 5/5/2020 (a)	1,905,000	1,895,722
(ICE LIBOR USD 3 Month + 0.53%), 3.10%, 5/5/2020 (a)(b)	3,495,000	3,502,235
2.70%, 8/3/2020 (a)	5,567,000	5,564,514
(ICE LIBOR USD 3 Month + 0.43%), 2.97%, 2/12/2021 (a)(b)	2,900,000	2,898,342
(ICE LIBOR USD 3 Month + 0.45%), 2.97%, 2/22/2021 (a)(b)	2,100,000	2,099,458
3.35%, 5/4/2021 (a)	7,105,000	7,175,405
(ICE LIBOR USD 3 Month + 0.88%), 3.40%, 2/22/2022 (a)(b)	28,000,000	28,163,916

Investments	Principal Amount($)	Value($)
General Motors Co.
(ICE LIBOR USD 3 Month + 0.90%), 3.50%, 9/10/2021 (b)	5,644,000	5,638,385
Nissan Motor Acceptance Corp.
1.55%, 9/13/2019 (a)	3,196,000	3,183,333
2.25%, 1/13/2020 (a)	15,977,000	15,913,920
(ICE LIBOR USD 3 Month + 0.58%), 3.18%, 1/13/2020 (a)(b)	630,000	630,727
2.13%, 3/3/2020 (a)	4,651,000	4,624,609
(ICE LIBOR USD 3 Month + 0.39%), 2.99%, 9/28/2020 (a)(b)	4,850,000	4,834,249
Volkswagen Group of America Finance LLC (Germany)
2.45%, 11/20/2019 (a)	16,215,000	16,206,254
2.40%, 5/22/2020 (a)	1,200,000	1,195,586
(ICE LIBOR USD 3 Month + 0.77%), 3.31%, 11/13/2020 (a)(b)	8,000,000	8,026,753
3.88%, 11/13/2020 (a)	3,000,000	3,049,495
(ICE LIBOR USD 3 Month + 0.94%), 3.48%, 11/12/2021 (a)(b)	5,200,000	5,229,900

		198,654,115

Banks — 33.0%
ABN AMRO Bank NV (Netherlands)
1.80%, 9/20/2019 (a)	39,626,000	39,509,420
2.45%, 6/4/2020 (a)	12,819,000	12,792,913
(ICE LIBOR USD 3 Month + 0.41%), 3.00%, 1/19/2021 (a)(b)	3,900,000	3,904,992
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 8/27/2021 (a)(b)	20,978,000	21,048,864
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019 (a)	1,590,000	1,589,818
2.20%, 7/17/2020 (a)	17,056,000	17,002,856
2.85%, 8/6/2020 (a)	1,850,000	1,858,789
2.75%, 1/22/2021 (a)	4,556,000	4,566,538
2.75%, 2/3/2021 (a)	835,000	835,979
(ICE LIBOR USD 3 Month + 1.01%), 3.59%, 7/28/2021 (a)(b)	13,356,000	13,515,428
Australia & New Zealand Banking Group Ltd. (Australia)
2.05%, 9/23/2019	3,913,000	3,906,599
(ICE LIBOR USD 3 Month + 0.32%), 2.92%, 7/2/2020 (a)(b)	3,000,000	3,003,385

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.25%, 11/9/2020	13,635,000	13,609,473
(ICE LIBOR USD 3 Month + 0.32%), 2.88%, 11/9/2020 (a)(b)	3,841,000	3,846,883
(ICE LIBOR USD 3 Month + 0.46%), 2.99%, 5/17/2021 (a)(b)	2,300,000	2,305,743
(ICE LIBOR USD 3 Month + 0.99%), 3.62%, 6/1/2021 (a)(b)	2,100,000	2,126,256
(ICE LIBOR USD 3 Month + 0.87%), 3.39%, 11/23/2021 (a)(b)	1,220,000	1,233,171
Bank of America Corp.
Series L, 2.25%, 4/21/2020	11,465,000	11,442,615
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 6/25/2022 (b)	10,180,000	10,204,049
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 10/21/2022 (b)	18,004,000	18,242,941
Bank of America NA
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 8/28/2020 (b)	10,470,000	10,472,577
(ICE LIBOR USD 3 Month + 0.35%), 2.87%, 5/24/2021 (b)	35,876,000	35,876,179
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.99%, 1/22/2021 (b)(c)	69,269,000	69,417,440
Series D, (ICE LIBOR USD 3 Month + 0.46%), 3.06%, 4/13/2021 (b)	1,319,000	1,324,305
(ICE LIBOR USD 3 Month + 0.57%), 3.18%, 3/26/2022 (b)(c)	30,500,000	30,595,397
Bank of Nova Scotia (The) (Canada)
2.05%, 6/5/2019	7,913,000	7,912,886
(ICE LIBOR USD 3 Month + 0.66%), 3.25%, 6/14/2019 (b)	475,000	475,104
(ICE LIBOR USD 3 Month + 0.42%), 3.00%, 1/25/2021 (b)	52,000,000	52,138,657
(ICE LIBOR USD 3 Month + 0.64%), 3.25%, 3/7/2022 (b)	9,815,000	9,883,601
Banque Federative du Credit Mutuel SA (France)
2.20%, 7/20/2020 (a)	13,030,000	12,978,479
(ICE LIBOR USD 3 Month + 0.49%), 3.08%, 7/20/2020 (a)(b)	250,000	250,722
2.75%, 10/15/2020 (a)	33,126,000	33,186,434
(ICE LIBOR USD 3 Month + 0.73%), 3.32%, 7/20/2022 (a)(b)	13,200,000	13,246,274
Barclays Bank plc (United Kingdom)
5.13%, 1/8/2020	1,277,000	1,294,843
(ICE LIBOR USD 3 Month + 0.65%), 3.22%, 8/7/2020 (b)(c)	1,750,000	1,751,164

Investments	Principal Amount($)	Value($)
BB&T Corp.
2.45%, 1/15/2020	12,425,000	12,408,508
(ICE LIBOR USD 3 Month + 0.57%), 3.18%, 6/15/2020 (b)	23,866,000	23,955,113
BNP Paribas SA (France)
2.38%, 5/21/2020	13,394,000	13,366,019
5.00%, 1/15/2021	7,892,000	8,189,414
BNZ International Funding Ltd. (New Zealand)
2.40%, 2/21/2020 (a)	3,565,000	3,557,978
(ICE LIBOR USD 3 Month + 0.70%), 3.22%, 2/21/2020 (a)(b)	3,737,000	3,749,573
(ICE LIBOR USD 3 Month + 0.98%), 3.57%, 9/14/2021 (a)(b)	8,145,000	8,225,748
Branch Banking & Trust Co.
2.10%, 1/15/2020	1,261,000	1,257,717
(ICE LIBOR USD 3 Month + 0.45%), 3.05%, 1/15/2020 (b)	13,300,000	13,325,676
(ICE LIBOR USD 3 Month + 0.22%), 2.85%, 6/1/2020 (b)	7,322,000	7,323,431
Capital One NA
1.85%, 9/13/2019	13,286,000	13,254,435
2.35%, 1/31/2020	9,666,000	9,646,073
(ICE LIBOR USD 3 Month + 0.82%), 3.38%, 8/8/2022 (b)	17,300,000	17,360,637
Citibank NA
(ICE LIBOR USD 3 Month + 0.50%), 3.10%, 6/12/2020 (b)	1,190,000	1,194,267
(ICE LIBOR USD 3 Month + 0.57%), 3.16%, 7/23/2021 (b)	8,559,000	8,593,566
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 2/19/2022 (b)	25,750,000	25,751,260
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/20/2022 (b)	3,600,000	3,601,473
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.38%), 3.98%, 3/30/2021 (b)	7,813,000	7,945,302
(ICE LIBOR USD 3 Month + 1.19%), 3.77%, 8/2/2021 (b)	7,700,000	7,809,806
(ICE LIBOR USD 3 Month + 0.96%), 3.54%, 4/25/2022 (b)	21,558,000	21,734,051
Citizens Bank NA
2.25%, 3/2/2020	34,000,000	33,902,342
(ICE LIBOR USD 3 Month + 0.54%), 3.16%, 3/2/2020 (b)	5,375,000	5,382,605
2.20%, 5/26/2020	6,168,000	6,139,987
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 5/26/2020 (b)	3,400,000	3,408,548
2.25%, 10/30/2020	3,220,000	3,204,889
(ICE LIBOR USD 3 Month + 0.72%), 3.25%, 2/14/2022 (b)	13,205,000	13,244,678

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Comerica Bank 2.50%, 6/2/2020	20,077,000	20,059,469
Commonwealth Bank of Australia (Australia)
2.30%, 9/6/2019	6,371,000	6,366,605
5.00%, 10/15/2019 (a)	10,344,000	10,435,614
1.75%, 11/7/2019 (a)	11,325,000	11,286,243
2.25%, 3/10/2020 (a)	10,542,000	10,521,588
(ICE LIBOR USD 3 Month + 0.45%), 3.05%, 3/10/2020 (a)(b)	680,000	682,126
2.30%, 3/12/2020	2,650,000	2,645,023
(ICE LIBOR USD 3 Month + 0.68%), 3.29%, 9/18/2022 (a)(b)	20,000,000	20,071,281
Compass Bank
2.75%, 9/29/2019	21,268,000	21,259,907
(ICE LIBOR USD 3 Month + 0.73%), 3.33%, 6/11/2021 (b)	9,511,000	9,493,191
Cooperatieve Rabobank UA (Netherlands)
1.38%, 8/9/2019	9,260,000	9,240,843
2.25%, 1/14/2020	12,456,000	12,431,562
4.75%, 1/15/2020 (a)	10,067,000	10,198,204
2.50%, 1/19/2021	6,080,000	6,081,881
(ICE LIBOR USD 3 Month + 0.43%), 3.02%, 4/26/2021 (b)	4,750,000	4,763,825
3.13%, 4/26/2021	7,586,000	7,671,218
(ICE LIBOR USD 3 Month + 0.83%), 3.41%, 1/10/2022 (b)	3,200,000	3,235,851
Credit Agricole Corporate & Investment Bank SA (France)
(ICE LIBOR USD 3 Month + 0.63%, 0.63% Floor), 3.22%, 10/3/2021 (b)	32,614,000	32,655,797
Credit Agricole SA (France)
2.75%, 6/10/2020 (a)	25,670,000	25,721,699
(ICE LIBOR USD 3 Month + 0.97%), 3.57%, 6/10/2020 (a)(b)	3,049,000	3,071,014
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 7/1/2021 (a)(b)	6,523,000	6,618,007
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.13%, 12/10/2020	14,482,000	14,556,178
(ICE LIBOR USD 3 Month + 2.29%), 4.89%, 4/16/2021 (b)	6,456,000	6,664,264
DBS Group Holdings Ltd. (Singapore)
2.25%, 7/16/2019 (a)	14,760,000	14,756,900
(ICE LIBOR USD 3 Month + 0.49%), 3.08%, 6/8/2020 (a)(b)	9,339,000	9,346,858
2.85%, 4/16/2022 (a)	18,777,000	18,901,231

Investments	Principal Amount($)	Value($)
DNB Bank ASA (Norway)
2.13%, 10/2/2020 (a)	8,133,000	8,091,119
(ICE LIBOR USD 3 Month + 0.37%), 2.97%, 10/2/2020 (a)(b)	7,000,000	7,011,963
2.38%, 6/2/2021 (a)	29,079,000	28,949,194
Federation des Caisses Desjardins du Quebec (Canada)
2.25%, 10/30/2020 (a)	14,937,000	14,906,272
(ICE LIBOR USD 3 Month + 0.33%), 2.91%, 10/30/2020 (a)(b)	700,000	701,193
Fifth Third Bancorp 2.88%, 7/27/2020	40,641,000	40,799,895
Fifth Third Bank
1.63%, 9/27/2019	7,195,000	7,173,504
(ICE LIBOR USD 3 Month + 0.59%), 3.20%, 9/27/2019 (b)	1,278,000	1,279,578
2.20%, 10/30/2020	8,840,000	8,809,834
(ICE LIBOR USD 3 Month + 0.25%), 2.83%, 10/30/2020 (b)	9,705,000	9,704,887
(ICE LIBOR USD 3 Month + 0.44%), 3.03%, 7/26/2021 (b)	1,300,000	1,301,605
First Niagara Financial Group, Inc. 6.75%, 3/19/2020 (c)	12,012,000	12,393,201
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/18/2021 (b)	9,538,000	9,542,849
(ICE LIBOR USD 3 Month + 1.66%), 4.18%, 5/25/2021 (b)	16,910,000	17,283,198
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 9/11/2021 (b)	25,986,000	26,025,040
(ICE LIBOR USD 3 Month + 1.50%), 4.10%, 1/5/2022 (b)	14,543,000	14,835,012
HSBC USA, Inc.
2.38%, 11/13/2019	11,836,000	11,822,506
2.35%, 3/5/2020	11,540,000	11,509,803
5.00%, 9/27/2020	2,661,000	2,735,462
Huntington Bancshares, Inc. 3.15%, 3/14/2021	4,519,000	4,560,315
Huntington National Bank (The)
2.38%, 3/10/2020	3,967,000	3,962,835
(ICE LIBOR USD 3 Month + 0.51%), 3.11%, 3/10/2020 (b)	757,000	759,120
2.40%, 4/1/2020	3,086,000	3,081,394
(ICE LIBOR USD 3 Month + 0.55%), 3.12%, 2/5/2021 (b)	21,866,000	21,918,255
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 3.75%, 3/29/2022 (b)	19,125,000	19,372,152
KeyBank NA
1.60%, 8/22/2019	11,116,000	11,092,775
2.50%, 12/15/2019	9,321,000	9,315,938
2.25%, 3/16/2020	10,276,000	10,247,687

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lloyds Bank plc (United Kingdom)
5.80%, 1/13/2020 (a)	11,470,000	11,677,882
(ICE LIBOR USD 3 Month + 0.49%), 3.06%, 5/7/2021 (b)	2,101,000	2,099,975
Manufacturers & Traders Trust Co.
(ICE LIBOR USD 3 Month + 0.61%), 3.13%, 5/18/2022 (b)	14,091,000	14,118,726
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	5,000,000	5,032,459
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 7/26/2021 (b)	8,560,000	8,591,739
(ICE LIBOR USD 3 Month + 1.06%), 3.67%, 9/13/2021 (b)	6,576,000	6,653,578
(ICE LIBOR USD 3 Month + 0.92%), 3.44%, 2/22/2022 (b)	4,189,000	4,221,102
(ICE LIBOR USD 3 Month + 0.79%), 3.37%, 7/25/2022 (b)	20,092,000	20,172,164
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (a)	22,844,000	22,836,502
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (a)	38,220,000	38,234,736
(ICE LIBOR USD 3 Month + 1.14%), 3.75%, 9/13/2021 (b)	14,870,000	15,059,032
(ICE LIBOR USD 3 Month + 0.94%), 3.46%, 2/28/2022 (b)	6,525,000	6,576,486
(ICE LIBOR USD 3 Month + 0.88%), 3.48%, 9/11/2022 (b)	7,800,000	7,856,423
MUFG Bank Ltd. (Japan)
2.35%, 9/8/2019 (a)	10,049,000	10,042,788
2.30%, 3/5/2020 (a)	15,497,000	15,465,650
National Australia Bank Ltd. (Australia)
2.40%, 12/9/2019 (a)	3,000,000	2,999,181
2.25%, 1/10/2020	2,857,000	2,853,641
2.13%, 5/22/2020	2,485,000	2,476,529
(ICE LIBOR USD 3 Month + 0.35%), 2.95%, 1/12/2021 (a)(b)	7,170,000	7,182,422
(ICE LIBOR USD 3 Month + 1.00%), 3.60%, 7/12/2021 (a)(b)	4,490,000	4,551,004
(ICE LIBOR USD 3 Month + 0.71%), 3.28%, 11/4/2021 (a)(b)	16,500,000	16,607,138
(ICE LIBOR USD 3 Month + 0.72%), 3.24%, 5/22/2022 (a)(b)	10,000,000	10,064,372
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.60%), 3.19%, 1/17/2020 (b)	15,739,000	15,793,140
2.20%, 11/2/2020	3,148,000	3,135,989

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.40%), 3.01%, 3/21/2021 (a)(b)	60,000,000	60,077,321
Nordea Bank Abp (Finland)
1.63%, 9/30/2019 (a)	724,000	721,874
4.88%, 1/27/2020 (a)	9,975,000	10,119,104
2.13%, 5/29/2020 (a)	17,719,000	17,651,087
(ICE LIBOR USD 3 Month + 0.47%), 2.99%, 5/29/2020 (a)(b)	5,052,000	5,069,791
2.50%, 9/17/2020 (a)	4,505,000	4,503,294
4.88%, 1/14/2021 (a)	4,132,000	4,286,840
2.25%, 5/27/2021 (a)	51,449,000	51,152,589
PNC Bank NA
2.40%, 10/18/2019	6,922,000	6,918,221
2.30%, 6/1/2020	4,368,000	4,360,668
(ICE LIBOR USD 3 Month + 0.25%), 2.84%, 1/22/2021 (b)	1,000,000	1,001,459
2.15%, 4/29/2021	21,847,000	21,706,100
(ICE LIBOR USD 3 Month + 0.50%), 3.08%, 7/27/2022 (b)	2,075,000	2,079,720
Regions Bank
(ICE LIBOR USD 3 Month + 0.38%), 2.97%, 4/1/2021 (b)	5,925,000	5,906,691
Royal Bank of Canada (Canada)
1.50%, 7/29/2019	10,000,000	9,984,200
(ICE LIBOR USD 3 Month + 0.30%), 2.89%, 7/22/2020 (b)	6,317,000	6,331,475
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 1/25/2021 (b)	26,000,000	26,066,915
(ICE LIBOR USD 3 Month + 0.39%), 2.97%, 4/30/2021 (b)	7,000,000	7,018,131
Santander UK plc (United Kingdom)
2.35%, 9/10/2019	10,103,000	10,095,088
(ICE LIBOR USD 3 Month + 0.62%), 3.25%, 6/1/2021 (b)	2,800,000	2,798,378
(ICE LIBOR USD 3 Month + 0.66%), 3.18%, 11/15/2021 (b)	5,788,000	5,803,142
Skandinaviska Enskilda Banken AB (Sweden)
1.50%, 9/13/2019	26,598,000	26,519,690
2.30%, 3/11/2020	4,055,000	4,045,451
2.45%, 5/27/2020 (a)	12,711,000	12,688,832
2.63%, 11/17/2020 (a)	37,506,000	37,487,697
2.63%, 3/15/2021	11,698,000	11,713,639
(ICE LIBOR USD 3 Month + 0.43%), 2.96%, 5/17/2021 (a)(b)	7,500,000	7,510,770
2.80%, 3/11/2022	7,280,000	7,315,794
Societe Generale SA (France)
2.63%, 9/16/2020 (a)	2,026,000	2,025,410
2.50%, 4/8/2021 (a)	6,677,000	6,637,252
(ICE LIBOR USD 3 Month + 1.33%), 3.92%, 4/8/2021 (a)(b)	4,900,000	4,973,449

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Standard Chartered plc (United Kingdom)
2.10%, 8/19/2019 (a)	12,309,000	12,290,471
2.40%, 9/8/2019 (a)	3,165,000	3,159,829
2.25%, 4/17/2020 (a)	19,055,000	18,931,657
3.05%, 1/15/2021 (a)	34,173,000	34,220,022
(ICE LIBOR USD 3 Month + 1.15%), 3.74%, 1/20/2023 (a)(b)	10,500,000	10,480,323
Sumitomo Mitsui Banking Corp. (Japan)
2.51%, 1/17/2020	27,922,000	27,911,966
(ICE LIBOR USD 3 Month + 0.35%), 2.94%, 1/17/2020 (b)	9,863,000	9,881,607
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 3.71%, 7/14/2021 (b)	4,104,000	4,157,329
(ICE LIBOR USD 3 Month + 0.97%), 3.55%, 1/11/2022 (b)	19,000,000	19,189,833
(ICE LIBOR USD 3 Month + 0.74%), 3.34%, 10/18/2022 (b)	1,890,000	1,894,574
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.95%, 9/19/2019 (a)	2,432,000	2,427,076
2.05%, 10/18/2019 (a)	4,798,000	4,787,667
(ICE LIBOR USD 3 Month + 0.91%), 3.51%, 10/18/2019 (a)(b)	4,200,000	4,213,069
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021 (b)	12,773,000	12,771,289
(ICE LIBOR USD 3 Month + 0.59%), 3.12%, 5/17/2022 (b)	12,044,000	12,055,659
SunTrust Banks, Inc. 2.90%, 3/3/2021	7,579,000	7,616,256
Svenska Handelsbanken AB (Sweden)
2.25%, 6/17/2019	2,414,000	2,413,708
1.50%, 9/6/2019	11,103,000	11,075,130
(ICE LIBOR USD 3 Month + 0.49%), 3.10%, 9/6/2019 (b)	4,811,000	4,816,204
5.13%, 3/30/2020 (a)	17,779,000	18,147,265
1.95%, 9/8/2020	2,206,000	2,191,775
2.40%, 10/1/2020	7,621,000	7,611,364
2.45%, 3/30/2021	8,784,000	8,778,909
(ICE LIBOR USD 3 Month + 0.47%), 2.99%, 5/24/2021 (b)	28,555,000	28,665,118
Toronto-Dominion Bank (The) (Canada)
1.45%, 8/13/2019	1,000,000	997,854
(ICE LIBOR USD 3 Month + 0.28%), 2.88%, 6/11/2020 (b)	8,231,000	8,249,041
(ICE LIBOR USD 3 Month + 0.26%), 2.87%, 9/17/2020 (b)	8,360,000	8,387,716

Investments	Principal Amount($)	Value($)
UBS Group Funding Switzerland AG (Switzerland)
2.95%, 9/24/2020 (a)	16,113,000	16,183,502
(ICE LIBOR USD 3 Month + 1.44%), 4.04%, 9/24/2020 (a)(b)	17,549,000	17,812,171
(ICE LIBOR USD 3 Month + 1.78%), 4.38%, 4/14/2021 (a)(b)	1,400,000	1,434,841
(ICE LIBOR USD 3 Month + 1.53%), 4.11%, 2/1/2022 (a)(b)	15,805,000	16,161,232
US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 2.88%, 2/4/2021 (b)	21,496,000	21,531,184
(ICE LIBOR USD 3 Month + 0.32%), 2.91%, 4/26/2021 (b)	1,331,000	1,332,479
Westpac Banking Corp. (Australia)
1.60%, 8/19/2019	15,000,000	14,969,599
4.88%, 11/19/2019	6,687,000	6,759,926
2.15%, 3/6/2020	6,112,000	6,095,283
(ICE LIBOR USD 3 Month + 0.28%), 2.80%, 5/15/2020 (b)	1,283,000	1,285,333
3.05%, 5/15/2020 (c)	5,000,000	5,025,372
(ICE LIBOR USD 3 Month + 0.36%), 2.99%, 9/1/2020 (a)(b)	450,000	450,905

		2,398,044,103

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 6.88%, 11/15/2019	5,773,000	5,863,302
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.22%, 11/15/2021 (b)	14,392,000	14,394,303
Diageo Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.24%), 2.76%, 5/18/2020 (b)	1,715,000	1,715,757
Suntory Holdings Ltd. (Japan) 2.55%, 9/29/2019 (a)	2,023,000	2,020,922

		23,994,284

Biotechnology — 0.2%
AbbVie, Inc. 2.50%, 5/14/2020	16,299,000	16,274,171

Capital Markets — 5.0%
Bank of New York Mellon Corp. (The) 2.30%, 9/11/2019	4,978,000	4,974,886
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019 (a)	1,172,000	1,182,253
Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 2.84%, 5/21/2021 (b)	10,961,000	10,963,318
CPPIB Capital, Inc. (Canada) 1.25%, 9/20/2019 (a)	4,798,000	4,780,727

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Goldman Sachs Bank USA
3.20%, 6/5/2020	1,305,000	1,312,636
(SOFR + 0.60%), 3.00%, 5/24/2021 (b)	15,914,000	15,918,969
Goldman Sachs Group, Inc. (The)
2.55%, 10/23/2019	1,033,000	1,033,025
5.38%, 3/15/2020	7,594,000	7,749,921
(ICE LIBOR USD 3 Month + 1.16%), 3.75%, 4/23/2020 (b)	7,445,000	7,496,196
Series D, 6.00%, 6/15/2020	3,000,000	3,101,623
(ICE LIBOR USD 3 Month + 1.20%), 3.81%, 9/15/2020 (b)	5,049,000	5,100,920
(ICE LIBOR USD 3 Month + 0.73%), 3.34%, 12/27/2020 (b)	5,444,000	5,455,264
(ICE LIBOR USD 3 Month + 1.77%), 4.29%, 2/25/2021 (b)	5,144,000	5,258,464
(ICE LIBOR USD 3 Month + 1.11%), 3.70%, 4/26/2022 (b)	20,664,000	20,825,721
(ICE LIBOR USD 3 Month + 0.78%), 3.36%, 10/31/2022 (b)	9,934,000	9,921,618
ING Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.61%), 3.13%, 8/15/2019 (a)(b)	4,370,000	4,375,157
2.50%, 10/1/2019 (a)	10,911,000	10,910,578
(ICE LIBOR USD 3 Month + 0.69%), 3.28%, 10/1/2019 (a)(b)	2,035,000	2,039,631
2.45%, 3/16/2020 (a)	26,706,000	26,684,013
(ICE LIBOR USD 3 Month + 0.97%), 3.50%, 8/17/2020 (a)(b)	6,025,000	6,078,069
5.00%, 6/9/2021 (a)	4,378,000	4,576,107
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (a)	1,613,000	1,612,888
2.40%, 1/21/2020 (a)	7,338,000	7,329,216
(ICE LIBOR USD 3 Month + 1.12%), 3.70%, 7/29/2020 (a)(b)	2,094,000	2,116,674
2.85%, 1/15/2021 (a)	16,688,000	16,756,271
Macquarie Group Ltd. (Australia)
7.63%, 8/13/2019 (a)	1,572,000	1,586,321
6.00%, 1/14/2020 (a)	29,592,000	30,177,727
Morgan Stanley
5.63%, 9/23/2019	2,274,000	2,293,274
5.50%, 1/26/2020	6,000,000	6,107,419
(ICE LIBOR USD 3 Month + 1.14%), 3.72%, 1/27/2020 (b)	4,000,000	4,024,806
5.50%, 7/24/2020	3,530,000	3,639,928
5.75%, 1/25/2021	6,903,000	7,236,213
(ICE LIBOR USD 3 Month + 0.55%), 3.10%, 2/10/2021 (b)	5,000,000	5,005,448
2.50%, 4/21/2021	5,000,000	4,983,694

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.40%), 3.99%, 4/21/2021 (b)	5,504,000	5,604,376
(ICE LIBOR USD 3 Month + 0.93%), 3.52%, 7/22/2022 (b)	27,958,000	28,114,285
Nomura Holdings, Inc. (Japan)
6.70%, 3/4/2020	26,732,000	27,530,747
UBS AG (Switzerland)
2.20%, 6/8/2020 (a)	6,737,000	6,709,783
(ICE LIBOR USD 3 Month + 0.58%), 3.17%, 6/8/2020 (a)(b)	3,000,000	3,010,560
4.88%, 8/4/2020	16,250,000	16,690,638
2.45%, 12/1/2020 (a)	9,813,000	9,775,671
(ICE LIBOR USD 3 Month + 0.48%), 3.11%, 12/1/2020 (a)(b)	10,162,000	10,182,568
USAA Capital Corp. 2.13%, 6/3/2019 (a)	651,000	651,000

		360,878,603

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.38%, 9/27/2019 (a)	22,316,000	22,217,631
Chevron Phillips Chemical Co. LLC 2.45%, 5/1/2020 (a)	2,457,000	2,455,630
DowDuPont, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020 (b)	6,599,000	6,643,530

		31,316,791

Commercial Services & Supplies — 0.4%
Brambles USA, Inc. (Australia) 5.35%, 4/1/2020 (a)	7,869,000	8,039,613
Republic Services, Inc. 5.00%, 3/1/2020	17,167,000	17,461,926

		25,501,539

Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.17%, 5/22/2020 (b)	5,627,000	5,628,102

Consumer Finance — 2.9%
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 5/17/2021 (b)	3,354,000	3,362,776
(ICE LIBOR USD 3 Month + 0.60%), 3.17%, 11/5/2021 (b)	7,500,000	7,534,657
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 5/20/2022 (b)	14,671,000	14,681,915
(ICE LIBOR USD 3 Month + 0.65%), 3.17%, 2/27/2023 (b)	5,421,000	5,410,879
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.49%), 3.01%, 8/15/2019 (b)	3,303,000	3,305,872
1.70%, 10/30/2019	9,547,000	9,512,972
(ICE LIBOR USD 3 Month + 0.57%), 3.15%, 10/30/2019 (b)	1,024,000	1,025,583

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
American Honda Finance Corp. 1.20%, 7/12/2019	10,000,000	9,986,383
Capital One Financial Corp.
2.50%, 5/12/2020	14,984,000	14,956,463
(ICE LIBOR USD 3 Month + 0.76%), 3.30%, 5/12/2020 (b)	7,750,000	7,780,891
(ICE LIBOR USD 3 Month + 0.95%), 3.55%, 3/9/2022 (b)	7,714,000	7,772,200
Caterpillar Financial Services Corp.
2.10%, 6/9/2019	1,629,000	1,628,908
(ICE LIBOR USD 3 Month + 0.18%), 2.70%, 5/15/2020 (b)	6,853,000	6,857,409
(ICE LIBOR USD 3 Month + 0.23%), 2.84%, 3/15/2021 (b)	30,000,000	29,964,150
(ICE LIBOR USD 3 Month + 0.28%), 2.89%, 9/7/2021 (b)	4,763,000	4,761,276
General Motors Financial Co., Inc.
3.50%, 7/10/2019	1,097,000	1,097,878
3.15%, 1/15/2020	6,081,000	6,090,426
(ICE LIBOR USD 3 Month + 0.93%), 3.53%, 4/13/2020 (b)	17,074,000	17,133,691
John Deere Capital Corp.
1.70%, 1/15/2020	5,495,000	5,468,245
(ICE LIBOR USD 3 Month + 0.42%), 3.00%, 7/10/2020 (b)	26,235,000	26,332,372
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.74%, 11/13/2020 (b)	11,340,000	11,343,169
(ICE LIBOR USD 3 Month + 0.26%), 2.81%, 5/10/2021 (b)	879,000	878,981
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.75%, 6/3/2020 (b)	3,500,000	3,500,000
(ICE LIBOR USD 3 Month + 0.40%), 2.93%, 5/17/2022 (b)	10,900,000	10,910,410

		211,297,506

Diversified Financial Services — 1.0%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 3.08%, 7/2/2020 (a)(b)	3,956,000	3,970,084
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 1/22/2021 (a)(b)	48,025,000	48,174,818
Boeing Capital Corp. 4.70%, 10/27/2019	3,910,000	3,942,076
National Rural Utilities Cooperative Finance Corp.
2.00%, 1/27/2020	2,787,000	2,778,886
(ICE LIBOR USD 3 Month + 0.38%), 2.97%, 6/30/2021 (b)	7,159,000	7,176,729
Siemens Financieringsmaatschappij NV (Germany)
(ICE LIBOR USD 3 Month + 0.34%), 2.95%, 3/16/2020 (a)(b)	4,036,000	4,044,427

		70,087,020

Investments	Principal Amount($)	Value($)
Diversified Telecommunication Services — 1.5%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 1/15/2020 (b)	11,800,000	11,835,794
Deutsche Telekom International Finance BV (Germany)
6.00%, 7/8/2019	4,087,000	4,100,003
1.50%, 9/19/2019 (a)	5,145,000	5,126,428
(ICE LIBOR USD 3 Month + 0.45%), 3.08%, 9/19/2019 (a)(b)	4,490,000	4,493,147
2.23%, 1/17/2020 (a)	19,659,000	19,597,089
(ICE LIBOR USD 3 Month + 0.58%), 3.17%, 1/17/2020 (a)(b)	3,009,000	3,013,201
Orange SA (France)
5.38%, 7/8/2019	14,821,000	14,858,523
1.63%, 11/3/2019	8,493,000	8,453,557
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.07%, 5/22/2020 (b)	13,524,000	13,578,096
(ICE LIBOR USD 3 Month + 1.00%), 3.61%, 3/16/2022 (b)	25,199,000	25,629,057

		110,684,895

Electric Utilities — 1.9%
Duke Energy Florida LLC
2.10%, 12/15/2019	199,125	198,849
1.85%, 1/15/2020 (c)	2,325,000	2,315,855
Eversource Energy 4.50%, 11/15/2019	4,818,000	4,853,946
Exelon Corp. 5.15%, 12/1/2020	3,434,000	3,538,423
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022 (b)	20,000,000	20,006,560
Mississippi Power Co.
(ICE LIBOR USD 3 Month + 0.65%), 3.26%, 3/27/2020 (b)	2,849,000	2,849,345
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 3.07%, 8/28/2021 (b)	12,660,000	12,637,054
(ICE LIBOR USD 3 Month + 0.72%), 3.24%, 2/25/2022 (b)	42,944,000	43,137,347
Niagara Mohawk Power Corp. 4.88%, 8/15/2019 (a)	8,505,000	8,538,414
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019	11,509,000	11,509,000
Public Service Co. of Oklahoma 5.15%, 12/1/2019	1,673,000	1,692,695

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Public Service Electric & Gas Co. Series I, 1.80%, 6/1/2019	5,631,000	5,631,000
State Grid Overseas Investment 2016 Ltd. (China) 2.25%, 5/4/2020 (a)	9,618,000	9,571,960
Virginia Electric & Power Co. 5.00%, 6/30/2019	4,973,000	4,979,799
Wisconsin Power & Light Co.
5.00%, 7/15/2019	3,338,000	3,347,006
4.60%, 6/15/2020	1,368,000	1,395,372

		136,202,625

Energy Equipment & Services — 0.3%
Schlumberger Holdings Corp. 3.00%, 12/21/2020 (a)	14,962,000	15,041,140
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	6,824,000	6,923,623

		21,964,763

Entertainment — 0.5%
NBCUniversal Enterprise, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.99%, 4/1/2021 (a)(b)	39,762,000	39,880,491

Equity Real Estate Investment Trusts (REITs) — 1.5%
ERP Operating LP 2.38%, 7/1/2019	7,739,000	7,737,160
HCP, Inc. 2.63%, 2/1/2020	20,227,000	20,203,419
Scentre Group Trust 1 (Australia)
2.38%, 11/5/2019 (a)	14,402,000	14,389,900
2.38%, 4/28/2021 (a)	1,737,000	1,723,799
WEA Finance LLC (France)
2.70%, 9/17/2019 (a)	10,346,000	10,342,320
3.25%, 10/5/2020 (a)	54,553,000	54,930,404

		109,327,002

Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc. (Canada)
2.35%, 12/13/2019 (a)	31,182,000	31,112,833
(ICE LIBOR USD 3 Month + 0.50%), 3.11%, 12/13/2019 (a)(b)	4,800,000	4,799,738
Kroger Co. (The)
1.50%, 9/30/2019	9,361,000	9,324,368
6.15%, 1/15/2020	7,740,000	7,905,449

		53,142,388

Food Products — 0.4%
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 3.14%, 4/16/2021 (b)	7,555,000	7,554,849
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (a)	4,052,000	4,033,741

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.61%), 3.19%, 10/28/2019 (a)(b)	6,000,000	6,007,839
Mondelez International, Inc. 3.00%, 5/7/2020	7,016,000	7,036,399
Tyson Foods, Inc.
2.65%, 8/15/2019	2,000,000	1,999,445
(ICE LIBOR USD 3 Month + 0.55%), 3.17%, 6/2/2020 (b)	1,372,000	1,372,675

		28,004,948

Health Care Equipment & Supplies — 0.0% (d)
Zimmer Biomet Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 3.38%, 3/19/2021 (b)	1,365,000	1,363,156

Health Care Providers & Services — 0.7%
Cardinal Health, Inc. 1.95%, 6/14/2019	8,462,000	8,459,707
CVS Health Corp.
3.13%, 3/9/2020	4,650,000	4,666,592
(ICE LIBOR USD 3 Month + 0.63%), 3.23%, 3/9/2020 (b)	12,450,000	12,482,186
Express Scripts Holding Co.
2.25%, 6/15/2019	1,143,000	1,142,797
2.60%, 11/30/2020	18,314,000	18,267,102
(ICE LIBOR USD 3 Month + 0.75%), 3.27%, 11/30/2020 (b)	3,400,000	3,400,097

		48,418,481

Independent Power and Renewable Electricity Producers — 0.4%
Exelon Generation Co. LLC
5.20%, 10/1/2019	11,471,000	11,550,417
2.95%, 1/15/2020	14,634,000	14,648,924

		26,199,341

Industrial Conglomerates — 0.0% (d)
Hutchison Whampoa International Ltd. (Hong Kong) 5.75%, 9/11/2019 (a)	1,826,000	1,840,626

Insurance — 5.2%
AIA Group Ltd. (Hong Kong)
(ICE LIBOR USD 3 Month + 0.52%), 3.15%, 9/20/2021 (a)(b)	10,683,000	10,660,090
American International Group, Inc.
6.40%, 12/15/2020	5,739,000	6,060,356
3.30%, 3/1/2021	10,954,000	11,061,905
Athene Global Funding
2.75%, 4/20/2020 (a)	13,136,000	13,148,781
(ICE LIBOR USD 3 Month + 1.14%), 3.73%, 4/20/2020 (a)(b)	6,795,000	6,829,151
(ICE LIBOR USD 3 Month + 1.23%), 3.83%, 7/1/2022 (a)(b)	26,740,000	26,969,263

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CNA Financial Corp. 5.88%, 8/15/2020	19,957,000	20,749,302
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 2.88%, 4/27/2020 (a)(b)	7,309,000	7,320,596
(ICE LIBOR USD 3 Month + 0.30%), 2.90%, 10/15/2020 (a)(b)	17,022,000	17,032,091
(ICE LIBOR USD 3 Month + 0.31%), 2.91%, 3/16/2021 (a)(b)	60,000,000	60,032,953
2.25%, 4/29/2021 (a)	4,014,000	3,997,189
(ICE LIBOR USD 3 Month + 0.48%), 3.08%, 6/11/2021 (a)(b)	3,446,000	3,456,496
(ICE LIBOR USD 3 Month + 0.73%), 3.34%, 6/27/2022 (a)(b)	6,750,000	6,800,856
MassMutual Global Funding II 1.55%, 10/11/2019 (a)	6,914,000	6,890,214
Metropolitan Life Global Funding I 2.00%, 4/14/2020 (a)	1,125,000	1,120,123
(ICE LIBOR USD 3 Month + 0.40%), 3.00%, 6/12/2020 (a)(b)	2,631,000	2,637,661
(SOFR + 0.57%), 2.97%, 9/7/2020 (a)(b)	12,000,000	12,015,792
2.40%, 1/8/2021 (a)	28,783,000	28,697,711
(ICE LIBOR USD 3 Month + 0.23%), 2.82%, 1/8/2021 (a)(b)	12,450,000	12,439,771
New York Life Global Funding
2.15%, 6/18/2019 (a)	1,075,000	1,074,801
1.50%, 10/24/2019 (a)	4,625,000	4,606,897
(ICE LIBOR USD 3 Month + 0.32%), 2.89%, 8/6/2021 (a)(b)	2,017,000	2,020,378
Pricoa Global Funding I 1.45%, 9/13/2019 (a)	1,242,000	1,237,609
Principal Life Global Funding II
2.38%, 9/11/2019 (a)	1,624,000	1,622,864
2.15%, 1/10/2020 (a)	15,320,000	15,279,627
(ICE LIBOR USD 3 Month + 0.33%), 2.93%, 3/2/2021 (a)(b)	20,233,000	20,215,209
Protective Life Global Funding
1.56%, 9/13/2019 (a)	10,119,000	10,088,890
2.26%, 4/8/2020 (a)	15,779,000	15,755,864
(ICE LIBOR USD 3 Month + 0.37%), 2.97%, 7/13/2020 (a)(b)	10,380,000	10,402,612
2.70%, 11/25/2020 (a)	7,952,000	7,970,868
Reliance Standard Life Global Funding II
2.50%, 1/15/2020 (a)	9,888,000	9,874,682
2.38%, 5/4/2020 (a)	13,159,000	13,121,354

Investments	Principal Amount($)	Value($)
WR Berkley Corp. 6.15%, 8/15/2019	4,925,000	4,954,830

		376,146,786

Interactive Media & Services — 0.0% (d)
Tencent Holdings Ltd. (China) 2.88%, 2/11/2020 (a)	1,659,000	1,665,636

IT Services — 0.9%
International Business Machines Corp.
2.80%, 5/13/2021	29,961,000	30,144,345
(ICE LIBOR USD 3 Month + 0.40%), 2.94%, 5/13/2021 (b)	35,000,000	35,068,880

		65,213,225

Media — 0.3%
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 2.92%, 10/1/2020 (b)	12,934,000	12,958,681
Omnicom Group, Inc. 6.25%, 7/15/2019	12,078,000	12,125,511

		25,084,192

Multiline Retail — 0.2%
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.29%, 4/17/2020 (b)	14,311,000	14,312,461

Multi-Utilities — 0.9%
Consolidated Edison Co. of New York, Inc.
Series C, (ICE LIBOR USD 3 Month + 0.40%), 3.00%, 6/25/2021 (b)	2,131,000	2,136,808
Dominion Energy, Inc. Series B, 1.60%, 8/15/2019	7,881,000	7,862,184
DTE Energy Co.
1.50%, 10/1/2019	11,937,000	11,892,528
2.40%, 12/1/2019	3,111,000	3,106,145
TECO Finance, Inc. 5.15%, 3/15/2020	31,096,000	31,670,889
WEC Energy Group, Inc. 2.45%, 6/15/2020	5,887,000	5,874,000

		62,542,554

Oil, Gas & Consumable Fuels — 2.1%
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020 (a)	2,453,000	2,502,493
BP Capital Markets America, Inc. 4.50%, 10/1/2020	3,683,000	3,781,441
BP Capital Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 11/24/2020 (b)	30,651,000	30,665,406
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	26,017,000	26,149,121

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Enbridge Energy Partners LP
5.20%, 3/15/2020	19,152,000	19,526,066
4.38%, 10/15/2020	3,886,000	3,965,425
Enbridge, Inc. (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 1/10/2020 (b)	24,350,000	24,356,198
Enterprise Products Operating LLC
2.55%, 10/15/2019	1,038,000	1,036,847
5.25%, 1/31/2020	5,438,000	5,525,346
EOG Resources, Inc.
5.63%, 6/1/2019	22,531,000	22,531,000
2.45%, 4/1/2020	7,091,000	7,082,154
Phillips 66
(ICE LIBOR USD 3 Month + 0.75%), 3.35%, 4/15/2020 (a)(b)	410,000	410,220
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 2/26/2021 (b)	1,000,000	1,000,025
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 3.30%, 6/5/2020 (b)	3,942,000	3,956,130
Total Capital International SA (France)
(ICE LIBOR USD 3 Month + 0.35%), 2.98%, 6/19/2019 (b)	441,000	441,095
TransCanada PipeLines Ltd. (Canada) 2.13%, 11/15/2019	1,513,000	1,508,922

		154,437,889

Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.20%), 2.72%, 11/16/2020 (a)(b)	13,348,000	13,354,300
(ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/16/2022 (a)(b)	14,789,000	14,814,127
EMD Finance LLC (Germany) 2.40%, 3/19/2020 (a)	12,240,000	12,210,770
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 2.88%, 5/14/2021 (b)	3,393,000	3,402,872
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	25,000,000	24,926,057
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.96%, 8/20/2021 (b)	22,847,000	22,671,990

		91,380,116

Road & Rail — 0.9%
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	9,600,000	9,609,504
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	2,905,000	2,925,184

Investments	Principal Amount($)	Value($)
ERAC USA Finance LLC 2.35%, 10/15/2019 (a)	9,681,000	9,667,397
Penske Truck Leasing Co. LP 3.65%, 7/29/2021 (a)	11,000,000	11,193,329
Ryder System, Inc.
2.55%, 6/1/2019	9,925,000	9,925,000
2.45%, 9/3/2019	5,465,000	5,459,403
2.88%, 9/1/2020	12,615,000	12,649,703
2.88%, 6/1/2022	6,291,000	6,336,155

		67,765,675

Technology Hardware, Storage & Peripherals — 0.0% (d)
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.20%), 2.77%, 2/7/2020 (b)	400,000	400,790

Thrifts & Mortgage Finance — 1.3%
BPCE SA (France)
3.15%, 7/31/2020 (a)	65,000,000	65,436,025
(ICE LIBOR USD 3 Month + 1.22%), 3.74%, 5/22/2022 (a)(b)	16,233,000	16,358,806
(ICE LIBOR USD 3 Month + 0.88%), 3.40%, 5/31/2022 (b)	1,200,000	1,209,143
Nationwide Building Society (United Kingdom) 2.35%, 1/21/2020 (a)	9,799,000	9,782,735

		92,786,709

Tobacco — 0.9%
Altria Group, Inc.
9.25%, 8/6/2019	2,406,000	2,431,794
2.63%, 1/14/2020	8,796,000	8,784,023
4.75%, 5/5/2021	5,514,000	5,723,232
BAT Capital Corp. (United Kingdom)
2.30%, 8/14/2020	7,700,000	7,663,019
(ICE LIBOR USD 3 Month + 0.59%), 3.12%, 8/14/2020 (b)	1,800,000	1,801,849
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020 (a)	14,126,000	14,121,703
Philip Morris International, Inc. 2.00%, 2/21/2020	9,140,000	9,118,031
Reynolds American, Inc. (United Kingdom)
8.13%, 6/23/2019	12,777,000	12,816,225
6.88%, 5/1/2020	1,790,000	1,855,255

		64,315,131

Trading Companies & Distributors — 1.2%
Air Lease Corp.
4.75%, 3/1/2020	2,593,000	2,628,990
(ICE LIBOR USD 3 Month + 0.67%), 0.00%, 6/3/2021 (b)	59,117,000	59,116,938

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.95%), 3.58%, 6/1/2021 (a)(b)	15,000,000	15,046,697
(ICE LIBOR USD 3 Month + 0.67%), 3.25%, 7/30/2021 (a)(b)	6,254,000	6,238,303
BOC Aviation Ltd. (Singapore)
3.00%, 3/30/2020 (a)	1,420,000	1,420,981
(ICE LIBOR USD 3 Month + 1.05%), 3.63%, 5/2/2021 (a)(b)	4,090,000	4,107,239

		88,559,148

Transportation Infrastructure — 0.2%
Central Nippon Expressway Co. Ltd. (Japan) 2.17%, 8/5/2019 (e)	2,595,000	2,592,955
HPHT Finance 15 Ltd. (Hong Kong) 2.88%, 3/17/2020 (a)	8,593,000	8,599,012

		11,191,967

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	8,824,000	9,011,510

TOTAL CORPORATE BONDS (Cost $5,065,746,433)		5,079,988,683

ASSET-BACKED SECURITIES — 12.0%
AIMCO CLO (Cayman Islands) Series 2015-AA, Class AR, 3.45%, 1/15/2028 (a)(f)	4,500,000	4,485,951
Allegro CLO II-S Ltd. (Cayman Islands) Series 2014-1RA, Class X, 3.24%, 10/21/2028 (a)(f)	1,200,000	1,200,000
Ally Auto Receivables Trust Series 2018-3, Class A2, 2.72%, 5/17/2021	2,782,515	2,783,564
ALM VI Ltd. (Cayman Islands) Series 2012-6A, Class X, 3.20%, 7/15/2026 ‡(a)(f)	670,000	670,000
American Express Credit Account Master Trust Series 2017-3, Class A, 1.77%, 11/15/2022	25,000,000	24,870,057
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	42,583	42,547
Series 2017-4, Class A2A, 1.83%, 5/18/2021	37,411	37,377
Series 2016-4, Class A3, 1.53%, 7/8/2021	184,473	184,147
Series 2018-1, Class A2A, 2.71%, 7/19/2021	493,814	493,860

Investments	Principal Amount($)	Value($)
Series 2018-2, Class A2A, 2.86%, 11/18/2021	6,072,746	6,080,800
Series 2017-2, Class A3, 1.98%, 12/20/2021	2,903,400	2,895,058
Series 2018-3, Class A2A, 3.11%, 1/18/2022	8,321,129	8,340,384
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 3.25%, 10/13/2030 ‡(a)(f)	370,855	370,670
Apidos CLO (Cayman Islands) Series 2015-21A, Class A1R, 3.53%, 7/18/2027 (a)(f)	9,995,000	9,989,803
ARES XLVI CLO Ltd. Series 2017-46A, Class X, 3.20%, 1/15/2030 ‡(a)(f)	125,000	124,994
Ares XXVII CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR, 3.48%, 7/28/2029 ‡(a)(f)	90,625	90,620
Ares XXXVR CLO Ltd. Series 2015-35RA, Class X, 3.25%, 7/15/2030 (a)(f)	875,000	874,956
Atrium XV (Cayman Islands) Series 15A, Class X, 3.26%, 1/23/2031 (a)(f)	2,044,167	2,044,167
Avery Point III CLO Ltd. (Cayman Islands) Series 2013-3A, Class AR, 3.72%, 1/18/2025 (a)(f)	603,208	604,253
Avery Point VI CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR, 3.62%, 8/5/2027 (a)(f)	21,656,000	21,652,752
Battalion CLO VII Ltd. (Cayman Islands) Series 2014-7A, Class XRR, 3.49%, 7/17/2028 ‡(a)(f)	4,250,000	4,249,788
Battalion CLO XI Ltd. (Cayman Islands) Series 2017-11A, Class X, 3.38%, 10/24/2029 (a)(f)	950,000	949,525
Benefit Street Partners CLO II Ltd. (Cayman Islands) Series 2013-IIA, Class X, 4.30%, 7/15/2029 ‡(a)(f)	154,688	154,610
Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class X, 3.60%, 4/15/2029 (a)(f)	193,750	193,740
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class AR2, 3.57%, 11/20/2028 (a)(f)	17,750,000	17,735,693
Series 2013-1A, Class A1R2, 3.82%, 1/20/2029 (a)(f)	12,000,000	11,993,832
Series 2014-2A, Class X, 3.19%, 10/20/2030 (a)(f)	2,571,429	2,571,429
Series 2016-3A, Class X, 3.14%, 11/15/2030 (a)(f)	2,362,500	2,362,382
BMW Vehicle Lease Trust
Series 2017-1, Class A3, 1.98%, 5/20/2020	1,612,089	1,610,571
Series 2019-1, Class A3, 2.84%, 11/22/2021	12,336,000	12,438,062

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Bristol Park CLO Ltd. (Cayman Islands) Series 2016-1A, Class A, 4.02%, 4/15/2029 (a)(f)	32,000,000	32,093,856
Capital Auto Receivables Asset Trust
Series 2015-2, Class C, 2.67%, 8/20/2020	43,332	43,323
Series 2018-2, Class A2, 3.02%, 2/22/2021 (a)	8,933,000	8,949,693
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2012-4A, Class XRR, 3.33%, 4/22/2032 (a)(f)	1,300,000	1,299,935
CarMax Auto Owner Trust
Series 2017-3, Class A2A, 1.64%, 9/15/2020	4,464	4,462
Series 2018-3, Class A2A, 2.88%, 10/15/2021	5,159,151	5,169,071
CBAM Ltd. (Cayman Islands) Series 2017-3A, Class X, 3.29%, 10/17/2029 (a)(f)	5,587,500	5,587,500
CIFC Funding Ltd. (Cayman Islands)
Series 2015-4A, Class A1R, 3.74%, 10/20/2027 (a)(f)	440,000	440,077
Series 2016-1A, Class A, 4.07%, 10/21/2028 (a)(f)	8,490,000	8,512,040
Series 2013-1A, Class X, 3.45%, 7/16/2030 (a)(f)	509,322	509,296
Series 2014-1A, Class X, 3.20%, 1/18/2031 (a)(f)	642,857	642,857
Series 2013-3RA, Class X, 3.23%, 4/24/2031 (a)(f)	2,500,000	2,498,750
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6, 2.15%, 7/15/2021	15,000,000	14,992,500
Series 2016-A1, Class A1, 1.75%, 11/19/2021	24,426,000	24,337,495
Clear Creek CLO (Cayman Islands) Series 2015-1A, Class X, 3.59%, 10/20/2030 ‡(a)(f)	171,875	171,789
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a)(f)	40,992,651	41,445,131
Cole Park CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR, 3.64%, 10/20/2028 (a)(f)	11,565,000	11,569,094
Colombia Cent CLO Ltd. (Cayman Islands) Series 2018-27A, Class X, 3.28%, 10/25/2028 (a)(f)	2,150,000	2,150,000
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021 (a)	25,987,000	26,093,757

Investments	Principal Amount($)	Value($)
Discover Card Execution Note Trust Series 2016-A4, Class A4, 1.39%, 3/15/2022	7,153,000	7,129,751
Drive Auto Receivables Trust
Series 2018-2, Class A3, 2.88%, 6/15/2021	57,972	57,971
Series 2018-5, Class A2A, 3.08%, 7/15/2021	6,838,846	6,843,169
Series 2019-1, Class A2A, 3.08%, 9/15/2021	1,176,442	1,178,310
Series 2018-3, Class A3, 3.01%, 11/15/2021	2,163,982	2,164,726
Series 2019-2, Class A3, 3.04%, 3/15/2023	25,569,000	25,780,957
Dryden 30 Senior Loan Fund (Cayman Islands) Series 2013-30A, Class X, 3.12%, 11/15/2028 ‡(a)(f)	100,000	99,995
Dryden 36 Senior Loan Fund (Cayman Islands) Series 2014-36A, Class XR2, 3.25%, 4/15/2029 ‡(a)(f)	1,600,000	1,600,454
Dryden 50 Senior Loan Fund (Cayman Islands) Series 2017-50A, Class X, 3.40%, 7/15/2030 ‡(a)(f)	150,000	149,925
Dryden 61 CLO Ltd. (Cayman Islands)Series 2018-61A, Class X, 3.29%, 1/17/2032 (a)(f)	4,125,000	4,124,794
Dryden XXV Senior Loan Fund (Cayman Islands) Series 2012-25A, Class ARR, 3.50%, 10/15/2027 (a)(f)	31,450,000	31,400,498
Ford Credit Auto Owner Trust
Series 2015-1, Class A, 2.12%, 7/15/2026 (a)	5,224,000	5,208,273
Series 2015-2, Class A, 2.44%, 1/15/2027 (a)	6,712,000	6,711,391
Series 2016-1, Class A, 2.31%, 8/15/2027 (a)	6,444,000	6,434,303
Galaxy XVIII CLO Ltd. (Cayman Islands) Series 2018-28A, Class X, 3.25%, 7/15/2031 (a)(f)	4,306,500	4,306,285
Galaxy XXI CLO Ltd. (Cayman Islands) Series 2015-21A, Class X, 3.09%, 4/20/2031 ‡(a)(f)	375,000	374,981
GE Capital Credit Card Master Note Trust Series 2012-7, Class A, 1.76%, 9/15/2022	20,921,000	20,875,256
GoldentTree Loan Management US CLO 1 Ltd. (Cayman Islands) Series 2017-1A, Class A, 144A, 3.81%, 4/20/2029 (a)(f)	6,000,000	6,008,676
GT Loan Financing I Ltd. (Cayman Islands) Series 2013-1A, Class XR, 3.23%, 7/28/2031 (a)(f)	1,285,714	1,285,714

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Honda Auto Receivables Owner Trust Series 2018-3, Class A2, 2.67%, 12/22/2020	6,941,575	6,945,948
ICG US CLO Ltd. (Cayman Islands) Series 2017-2A, Class X, 3.39%, 10/23/2029 (a)(f)	371,429	371,410
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 3.40%, 1/16/2028 (a)(f)	8,090,000	8,035,660
Series 17, Class A, 3.94%, 4/15/2029 (a)(f)	20,000,000	20,015,940
Series 11, Class X, 3.20%, 1/15/2031 ‡(a)(f)	487,500	487,256
KREF Ltd. Series 2018-FL1, Class A, 3.53%, 6/15/2036 (a)(f)	5,000,000	4,999,970
KVK CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 3.25%, 1/14/2028 (a)(f)	1,450,000	1,450,000
LCM XVI LP (Cayman Islands) Series 16A, Class XR, 3.30%, 10/15/2031 (a)(f)	6,705,000	6,705,000
LCM XVII LP (Cayman Islands) Series 17A, Class XR, 3.20%, 10/15/2031 (a)(f)	1,215,000	1,212,570
LCM XX LP (Cayman Islands) Series 20A, Class AR, 3.63%, 10/20/2027 (a)(f)	10,850,000	10,856,510
Magnetite IX Ltd. (Cayman Islands) Series 2014-9A, Class A1R, 3.58%, 7/25/2026 (a)(f)	11,097,328	11,113,729
Magnetite XI Ltd. (Cayman Islands) Series 2014-11A, Class A1R, 3.72%, 1/18/2027 (a)(f)	8,920,619	8,935,766
Magnetite XVI Ltd. (Cayman Islands) Series 2015-16A, Class AR, 3.40%, 1/18/2028 (a)(f)	8,015,000	7,976,849
Magnetite XXI Ltd. (Cayman Islands) Series 2019-21A, Class X, 3.28%, 4/20/2030 (a)(f)	5,000,000	5,009,050
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A2, 3.01%, 2/16/2021	12,341,000	12,374,004
MP CLO IV Ltd. (Cayman Islands) Series 2013-2A, Class X, 3.53%, 7/25/2029 (a)(f)	475,000	474,763
Neuberger Berman CLO XIX Ltd. (Cayman Islands) Series 2015-19A, Class A1R2, 3.40%, 7/15/2027 (a)(f)	3,780,000	3,772,300
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands) Series 2017-16SA, Class X, 3.20%, 1/15/2028 (a)(f)	50,000	49,998

Investments	Principal Amount($)	Value($)
Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.82%, 1/18/2022	10,044,000	10,071,680
Oak Hill Credit Partners Ltd. (Cayman Islands) Series 2014-10RA, Class X, 3.22%, 12/12/2030 (a)(f)	3,631,250	3,631,250
Oak Hill Credit Partners XII Ltd. Series 2015-12A, Class XR, 3.24%, 7/23/2030 (a)(f)	3,875,000	3,875,000
OCP CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 3.44%, 4/17/2027 (a)(f)	48,135,000	48,095,433
Series 2015-9A, Class A1R, 3.40%, 7/15/2027 (a)(f)	16,285,000	16,271,044
Series 2016-12A, Class A1R, 3.72%, 10/18/2028 (a)(f)	10,420,000	10,423,522
Octagon Investment Partners 25 Ltd. (Cayman Islands) Series 2015-1A, Class AR, 3.39%, 10/20/2026 (a)(f)	24,750,000	24,702,282
Octagon Investment Partners 28 Ltd. (Cayman Islands) Series 2016-1A, Class XR, 3.23%, 10/24/2030 (a)(f)	1,191,666	1,191,666
Octagon Investment Partners XVII Ltd. (Cayman Islands) Series 2013-1A, Class X, 3.18%, 1/25/2031 ‡(a)(f)	659,470	659,437
OHA Credit Funding 1 Ltd. (Cayman Islands) Series 2018-1A, Class X, 3.24%, 10/20/2030 (a)(f)	2,000,000	2,000,000
OHA Loan Funding Ltd. (Cayman Islands) Series 2013-2A, Class X, 3.12%, 5/23/2031 ‡(a)(f)	575,000	574,713
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2019-2A, Class A1, 3.49%, 4/20/2027 (a)(f)	24,400,000	24,400,000
Regatta XIII Funding Ltd. (Cayman Islands) Series 2018-2A, Class X, 3.25%, 7/15/2031 (a)(f)	4,035,714	4,035,512
Regatta XV Funding Ltd. (Cayman Islands) Series 2018-4A, Class X, 3.23%, 10/25/2031 (a)(f)	4,542,857	4,542,857
Santander Drive Auto Receivables Trust
Series 2018-4, Class A2, 2.73%, 3/15/2021	1,060,228	1,060,099
Series 2018-3, Class A3, 3.03%, 2/15/2022	3,640,000	3,644,619
Shackleton CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 3.51%, 10/20/2027 (a)(f)	19,416,500	19,382,793
Series 2014-6RA, Class A, 3.61%, 7/17/2028 (a)(f)	16,485,000	16,458,937
Series 2014-5RA, Class X, 3.17%, 5/7/2031 (a)(f)	571,429	571,400

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Symphony CLO XIV Ltd. (Cayman Islands)
Series 2014-14A, Class A1R, 3.88%, 7/14/2026 (a)(f)	3,854,438	3,859,942
Series 2014-14A, Class A2R, 3.88%, 7/14/2026 (a)(f)	3,792,412	3,796,239
Symphony CLO XV Ltd. (Cayman Islands) Series 2014-15A, Class XR2, 3.54%, 1/17/2032 (a)(f)	6,000,000	6,000,000
Synchrony Credit Card Master Note Trust Series 2016-3, Class A, 1.58%, 9/15/2022	10,284,000	10,254,422
THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.94%, 4/18/2029 (a)(f)	7,500,000	7,516,598
Series 2014-2A, Class X, 3.25%, 1/15/2031 ‡(a)(f)	500,000	499,750
Series 2014-1A, Class X, 3.20%, 7/18/2031 ‡(a)(f)	1,500,000	1,499,974
Toyota Auto Receivables Owner Trust Series 2018-C, Class A2A, 2.77%, 8/16/2021	7,072,547	7,083,388
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	6,271,735	6,255,701
Series 2017-3A, Class A1B, 2.71%, 4/20/2022 (a)(f)	440,000	440,428
Volvo Financial Equipment LLC Series 2019-1A, Class A2, 2.90%, 11/15/2021(a)	5,788,000	5,811,521
Voya CLO Ltd. (Cayman Islands)
Series 2014-3A, Class A1R, 3.30%, 7/25/2026 (a)(f)	2,592,328	2,586,337
Series 2015-2A, Class AR, 3.56%, 7/23/2027 (a)(f)	23,350,000	23,393,080
Series 2019-1A, Class A, 3.81%, 4/15/2029 (a)(f)	11,411,000	11,445,256
Series 2014-4A, Class XR, 3.30%, 7/14/2031 (a)(f)	714,286	714,250
Series 2015-3A, Class X, 3.29%, 10/20/2031 (a)(f)	3,320,000	3,319,834
Westlake Automobile Receivables Trust Series 2019-1A, Class A2A, 3.06%, 5/16/2022 (a)	7,500,000	7,529,213

TOTAL ASSET-BACKED SECURITIES (Cost $866,634,461)		868,726,547

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Notes
0.88%, 7/31/2019	3,595,200	3,586,179
1.00%, 11/30/2019	36,041,600	35,795,222
1.63%, 12/31/2019	40,000,000	39,831,250
1.50%, 4/15/2020	190,000,000	188,716,016

TOTAL U.S. TREASURY OBLIGATIONS (Cost $267,844,344)		267,928,667

Investments	Principal Amount($)	Value($)
CERTIFICATES OF DEPOSIT — 1.4%
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.28%), 2.89%, 9/21/2020 (b)	3,000,000	3,001,131
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.35%), 2.93%, 7/30/2020 (b)	21,500,000	21,524,240
Lloyds Bank Corporate Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.50%), 3.10%, 9/24/2020 (b)	23,000,000	23,067,493
Nordea Bank Abp (Finland)
(ICE LIBOR USD 3 Month + 0.30%), 2.90%, 6/5/2020 (b)	4,000,000	4,007,102
(ICE LIBOR USD 3 Month + 0.28%), 2.90%, 9/4/2020 (b)	21,000,000	21,015,490
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.36%), 2.96%, 4/6/2021 (b)	25,929,000	25,935,793
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 3 Month + 0.28%), 2.89%, 9/11/2020(b)	6,000,000	6,004,484

TOTAL CERTIFICATES OF DEPOSIT (Cost $104,407,008)		104,555,733

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BX Commercial Mortgage Trust Series 2018-IND, Class A, 3.19%, 11/15/2035 (a)(f)	13,448,768	13,437,555
BXMT Ltd. Series 2017-FL1, Class A, 3.30%, 6/15/2035 (a)(f)	1,000,000	1,000,311
BXP Trust Series 2017-CQHP, Class A, 3.29%, 11/15/2034 (a)(f)	500,000	498,728
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 3.23%, 7/15/2032 (a)(f)	900,000	899,457

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Citigroup Commercial Mortgage Trust Series 2017-1500, Class A, 3.29%, 7/15/2032 (a)(f)	1,800,000	1,800,562
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 5/15/2036 (a)(f)	28,000,000	28,000,000
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 3.30%, 5/15/2036 (a)(f)	5,600,000	5,600,560
TPG Real Estate Finance Issuer Ltd. (Cayman Islands) Series 2018-FL1, Class A, 3.18%, 2/15/2035 (a)(f)	497,069	497,069

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $51,746,107)		51,734,242

FOREIGN GOVERNMENT SECURITIES — 0.0% (d)
Japan Bank for International Cooperation (Japan)
(ICE LIBOR USD 3 Month + 0.48%), 3.11%, 6/1/2020 (b) (Cost $200,000)	200,000	200,883

	Principal Amount
SHORT-TERM INVESTMENTS — 15.1%
CERTIFICATES OF DEPOSIT — 2.9%
Barclays Bank plc (United Kingdom)
3.00%, 9/19/2019	25,250,000	25,281,872
2.95%, 4/9/2020	52,000,000	52,095,575
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 0.14%), 2.77%, 6/19/2019 (b)	5,800,000	5,800,328
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.41%), 3.04%, 9/20/2019 (b)	1,950,000	1,952,135
3.08%, 10/25/2019	32,000,000	32,080,904
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 5/2/2020 (b)	4,000,000	4,009,393
Credit Suisse AG (Switzerland) 2.94%, 9/27/2019	21,000,000	21,025,486
Lloyds Bank plc 3.03%, 10/21/2019	6,000,000	6,009,517
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 3 Month + 0.33%), 2.93%, 4/15/2020 (b)	12,000,000	12,013,202
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.19%), 2.72%, 2/14/2020 (b)	5,000,000	5,004,456

Investments	Principal Amount	Value($)
Societe Generale (France) 3.05%, 10/18/2019	12,000,000	12,024,823
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.37%), 2.95%, 7/11/2019 (b)	400,000	400,139
(ICE LIBOR USD 3 Month + 0.37%), 2.95%, 1/31/2020 (b)	6,959,000	6,968,082
US Bank NA 2.72%, 9/6/2019	12,080,000	12,089,373
Westpac Banking Corp. (Australia) 2.97%, 10/18/2019	16,600,000	16,624,030

TOTAL CERTIFICATES OF DEPOSIT (COST $213,035,663)		213,379,315

COMMERCIAL PAPER — 8.5%
AT&T, Inc.
3.09%, 6/5/2019 (a)(g)	7,800,000	7,797,219
2.82%, 8/5/2019 (g)	15,000,000	14,924,210
Bank of China Ltd. (China) 2.66%, 8/22/2019 (g)	133,289,000	132,494,923
Bell Canada, Inc. (Canada)
2.90%, 8/1/2019 (g)	15,925,000	15,850,099
2.90%, 8/7/2019 (g)	4,807,000	4,782,185
2.98%, 8/19/2019 (g)	25,000,000	24,847,944
BNZ International Funding Ltd. (New Zealand) 2.98%, 10/11/2019 (a)(g)	12,500,000	12,384,826
BP Capital Markets plc (United Kingdom) 3.03%, 10/10/2019 (a)(g)	34,700,000	34,362,832
Campbell Soup Co. 3.19%, 8/19/2019 (g)	32,000,000	31,805,156
CenterPoint Energy, Inc. 2.71%, 6/5/2019 (g)	7,371,000	7,368,379
Coca-Cola Co. (The) 2.60%, 7/17/2019 (a)(g)	8,264,000	8,237,448
CRH America Finance, Inc. (Ireland) 2.78%, 8/14/2019 (g)	5,000,000	4,971,510
DowDuPont, Inc. 2.76%, 8/5/2019 (g)	29,400,000	29,253,931
Enel Finance America LLC (Italy) 2.89%, 10/25/2019 (g)	11,200,000	11,068,974
Enel Finance International NV (Italy) 3.15%, 8/12/2019 (a)(g)	25,000,000	24,861,452
Entergy Corp. 2.84%, 7/11/2019 (g)	7,000,000	6,977,518
Federation des Caisses Desjardins du Quebec (Canada) 2.73%, 7/22/2019 (a)(g)	1,000,000	996,422
Glencore Funding LLC (Switzerland) 3.27%, 6/3/2019 (g)	29,000,000	28,993,487
Macquarie Bank Ltd. (Australia)
2.73%, 8/8/2019 (a)(g)	8,955,000	8,911,524
3.10%, 10/25/2019 (a)(g)	14,000,000	13,853,139

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount	Value($)
Mohawk Industries, Inc. 2.69%, 6/6/2019 (g)	6,300,000	6,297,297
Puget Sound Energy, Inc. 2.72%, 6/5/2019 (g)	13,411,000	13,406,219
Societe Generale SA (France)
2.90%, 8/2/2019 (g)	15,500,000	15,434,243
2.89%, 8/26/2019 (g)	5,000,000	4,970,299
Suncor Energy, Inc. (Canada) 2.84%, 7/2/2019 (g)	11,000,000	10,973,766
Toronto-Dominion Bank (The) (Canada) 3.09%, 10/18/2019 (a)(g)	28,000,000	27,731,371
Ventas Realty LP 2.64%, 6/5/2019 (g)	23,000,000	22,991,800
Virginia Electric & Power Co. 2.63%, 6/24/2019 (g)	7,000,000	6,987,344
VW Credit, Inc. (Germany)
3.41%, 7/8/2019 (a)(g)	2,500,000	2,492,899
2.91%, 7/26/2019 (g)	6,000,000	5,974,660
2.94%, 10/17/2019 (g)	4,000,000	3,955,952
Walgreens Boots Alliance, Inc.
3.36%, 7/22/2019 (g)	5,750,000	5,727,500
3.20%, 8/1/2019 (g)	5,000,000	4,976,561
3.17%, 8/5/2019 (g)	7,500,000	7,462,517
Welltower, Inc.
2.74%, 6/6/2019 (g)	24,250,000	24,239,597
2.71%, 6/14/2019 (g)	20,000,000	19,979,591
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.00%), 2.67%, 8/12/2019 (a)(b)	9,750,000	9,751,449

TOTAL COMMERCIAL PAPER (COST $617,879,928)		618,096,243

	Shares
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (h)(i) (Cost $107,759,584)	107,759,584	107,759,584

Investments	Principal Amount	Value($)
REPURCHASE AGREEMENTS — 2.2%
Bofa Securities, Inc., 2.85%, dated 5/31/2019, due 9/10/2019, repurchase price $9,072,675, collateralized by Municipal Debt Securities, 0.00%, due 7/1/2026, Corporate Notes and Bonds, 0.00%, due 6/18/2019 - 2/21/2020, with the value of $9,670,675	9,000,000	9,000,000
Citigroup Global Markets, Inc., 3.00%, dated 5/31/2019, due 1/17/2020, repurchase price $12,231,192, collateralized by Collateralized Mortgage Obligations, 5.40%, due 4/17/2034, Asset-Backed Securities, 0.00% - 29.58%, due 7/10/2030 - 6/15/2044, with the value of $13,041,632	12,000,000	12,000,000
Wells Fargo Securities LLC, 3.04%, dated 5/31/2019, due 11/13/2019, repurchase price $141,962,489, collateralized by Asset-Backed Securities, 2.15% - 6.41%, due 7/15/2021 - 11/25/2060 with the value of $150,705,807	140,000,000	140,000,000

TOTAL REPURCHASE AGREEMENTS (COST $161,000,000)		161,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,099,675,175)		1,100,235,142

	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0% (d)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (h)(i) (Cost $779,785)	779,785	779,785

Total Investments — 102.8% (Cost $7,457,033,313)		7,474,149,682
Liabilities in Excess of Other Assets — (2.8%)		(200,620,179)

Net Assets — 100.0%		7,273,529,503

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
ICE	Intercontinental Exchange

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is $755,082.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(g)	The rate shown is the effective yield as of May 31, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$856,947,591	$11,778,956	$868,726,547
Certificates of Deposit	—	104,555,733	—	104,555,733
Commercial Mortgage-Backed Securities	—	51,734,242	—	51,734,242
Corporate Bonds	—	5,079,988,683	—	5,079,988,683
Foreign Government Securities	—	200,883	—	200,883

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$267,928,667	$—	$267,928,667
Short-Term Investments
Certificates of Deposit	—	213,379,315	—	213,379,315
Commercial Paper	—	618,096,243	—	618,096,243
Investment Companies	107,759,584	—	—	107,759,584
Repurchase Agreements	—	161,000,000	—	161,000,000

Total Short-Term Investments	107,759,584	992,475,558	—	1,100,235,142

Investment of cash collateral from securities loaned	779,785	—	—	779,785

Total Investments in Securities	$108,539,369	$7,353,831,357	$11,778,956	$7,474,149,682

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares 2.33% (a)(b)	$—	$7,285,735	$6,505,950	$—	$—	$779,785	779,785	$6,700	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	150,351,796	1,035,881,390	1,078,473,602	—	—	107,759,584	107,759,584	760,933	—

Total	$150,351,796	$1,043,167,125	$1,084,979,552	$—	$—	$108,539,369		$767,633	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
MUNICIPAL BONDS — 101.4% (a)
Alabama — 0.7%
Education — 0.1%
Baldwin County Board of Education, School Warrants Rev., 5.00%, 6/1/2019	25,000	25,000
University of Alabama (The) Series 2014A, Rev., 5.00%, 7/1/2019	65,000	65,172

		90,172

General Obligation — 0.1%
City of Auburn Series 2012B, GO, 4.00%, 8/1/2019	35,000	35,125
City of Vestavia Hills Series 2018, GO, 5.00%, 8/1/2019	25,000	25,138
County of Mobile Series 2012B, GO, 4.00%, 8/1/2019	25,000	25,096

		85,359

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Alabama Water Pollution Control Authority, Revolving Loan Series 2010-A, Rev., 4.00%, 8/15/2019	20,000	20,096
Madison County Public Building Authority, Department of Human Resources Project Series 2019-0, Rev., 5.00%, 3/1/2020	30,000	30,705

		50,801

Prerefunded — 0.3%
South Alabama Gas District Rev., 3.40%, 8/1/2020 (b)	300,000	306,702

Transportation — 0.0% (c)
Alabama Federal Aid Highway Finance Authority Series 2012A, Rev., GAN, 5.00%, 9/1/2019	45,000	45,379

Utility — 0.1%
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (d)	50,000	52,125
City of Huntsville, Electric System Series 2017A, Rev., 5.00%, 12/1/2019	25,000	25,438

		77,563

Total Alabama		655,976

Alaska — 3.8%
Certificate of Participation/Lease — 0.3%
State of Alaska, Native Tribal Health Consortium housing facility project Series 2014, COP, 4.00%, 6/1/2022	280,000	298,248

Investments	Principal Amount($)	Value($)
Education — 0.0% (c)
University of Alaska Series T, Rev., 5.00%, 10/1/2019	25,000	25,285

General Obligation — 0.1%
Borough of North Slope Series 2018A, GO, 5.00%, 6/30/2021	20,000	21,435
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2019	45,000	45,381

		66,816

Housing — 1.3%
Alaska Housing Finance Corp., University of Alaska Series 1997A, Rev., VRDO, 1.53%, 6/13/2019 (d)	1,150,000	1,150,000

Industrial Development Revenue/Pollution Control Revenue — 1.9%
City of Valdez, ExxonMobil Project Series 2001, Rev., VRDO, 1.60%, 6/3/2019 (d)	1,700,000	1,700,000

Other Revenue — 0.1%
Alaska Municipal Bond Bank Authority
Series 2, Rev., 3.00%, 6/1/2019	30,000	30,000
Series 2, Rev., 5.00%, 9/1/2019	30,000	30,239

		60,239

Prerefunded — 0.0% (c)
Alaska Housing Finance Corp., Capital Project Series 2011A, Rev., 5.00%, 12/1/2020 (b)	50,000	52,542

Utility — 0.1%
Alaska Energy Authority, Power Sixth Series, Bradley Lake Hydroelectric Project Series 6, Rev., 5.00%, 7/1/2020	115,000	119,256

Total Alaska		3,472,386

Arizona — 1.2%
Certificate of Participation/Lease — 0.1%
City of Tucson
COP, AGC, 4.00%, 7/1/2019	30,000	30,055
COP, AGM, 4.00%, 7/1/2020	25,000	25,643

		55,698

Education — 0.1%
Arizona State University Series 2016A, Rev., 5.00%, 7/1/2019	20,000	20,053
University of Arizona Series 2009A, Rev., 5.00%, 6/1/2022	30,000	30,000

		50,053

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 0.1%
City of Flagstaff Series 2014B, GO, 4.00%, 7/1/2019	30,000	30,057
Maricopa County Elementary School District No. 79-Litchfield Elementary GO, 2.00%, 7/1/2019	25,000	25,011
Maricopa County Unified School District No. 69 Paradise Valley, School Improvement Project Series 2017B, GO, 5.00%, 7/1/2019	25,000	25,067
Pinal County, Florence Unified School District No. 1 GO, 4.00%, 7/1/2020	20,000	20,529

		100,664

Hospital — 0.0% (c)
Arizona Health Facilities Authority, Banner Health Series 2015A, Rev., 5.00%, 1/1/2021	25,000	26,336

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Chandler Industrial Development Authority, Intel Corp. Project Series 2018, Rev., 2.40%, 8/14/2023 (d)	400,000	410,880

Prerefunded — 0.0% (c)
Gilbert Public Facilities Municipal Property Corp. Series 2009, Rev., 5.00%, 7/1/2019 (b)	25,000	25,066

Transportation — 0.1%
City of Phoenix, Civic Improvement Corp., Light Rail Project Series 2013, Rev., 5.00%, 7/1/2020	25,000	25,926
Pima County Regional Transportation Authority Rev., 5.00%, 6/1/2020	40,000	41,383
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2021	30,000	32,315

		99,624

Water & Sewer — 0.4%
Arizona Water Infrastructure Finance Authority Series 2010A, Rev., 5.00%, 10/1/2019	20,000	20,229
City of Peoria, Water & Wastewater Series 2012, Rev., 4.00%, 7/1/2019	300,000	300,570
County of Pima, Sewer System Series 2011B, Rev., 5.00%, 7/1/2020	25,000	25,949

		346,748

Total Arizona		1,115,069

Investments	Principal Amount($)	Value($)
Arkansas — 0.5%
General Obligation — 0.4%
El Dorado Special School District No. 15 Series 2012, GO, 3.00%, 2/1/2020	20,000	20,020
Newport Special School District, Subordinate Construction GO, 2.45%, 2/1/2021	330,000	330,178
Pine Bluff School District No. 3 Series 2015, GO, 3.00%, 2/1/2020	35,000	35,308

		385,506

Housing — 0.1%
Arkansas Technical University, Housing System Series 2017A, Rev., 3.00%, 6/1/2019	75,000	75,000

Total Arkansas		460,506

California — 1.0%
Certificate of Participation/Lease — 0.6%
Sweetwater Union High School District Series 2017, COP, 4.00%, 9/1/2019	500,000	502,750

General Obligation — 0.2%
Alhambra Unified School District Series 2016B, GO, 4.00%, 8/1/2019	25,000	25,112
County of Santa Clara, San Jose Unified School District Series 2013, GO, 4.00%, 8/1/2019	25,000	25,111
Dublin Unified School District Series 2012, GO, 4.00%, 8/1/2019	20,000	20,088
Fullerton School District Series 2014, GO, 5.00%, 8/1/2019	25,000	25,141
Kern High School District, Election of 2004 Series 2016E, GO, 2.00%, 8/1/2019	20,000	20,025
State of California Series 2009A, GO, 5.00%, 7/1/2019 (b)	25,000	25,066
State of California, Various Purpose Series 2009, GO, 5.25%, 10/1/2020	25,000	25,325

		165,868

Other Revenue — 0.2%
California Statewide Communities Development Authority, Southern California Edison Co. Series 2013B, Rev., 1.90%, 4/1/2020 (d)	100,000	99,860
Midpeninsula Regional Open Space District, Promissory Notes Series 2015, Rev., 5.00%, 9/1/2019	25,000	25,226

		125,086

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Prerefunded — 0.0% (c)
Alhambra Unified School District, Election of 2008 Series 2009A, GO, AGC, 5.00%, 8/1/2019 (b)	30,000	30,178

Transportation — 0.0% (c)
City of Los Angeles, Harbor Department Series 2009A, Rev., 5.00%, 8/1/2019	25,000	25,142

Utility — 0.0% (c)
Los Angeles Department of Water and Power, Water System Series 2011A, Rev., 5.00%, 7/1/2019	30,000	30,086

Water & Sewer — 0.0% (c)
City of Gilroy, Wastewater Series 2010, Rev., 5.00%, 8/1/2019	20,000	20,120

Total California		899,230

Colorado — 0.8%
Certificate of Participation/Lease — 0.1%
Adams County, Colorado Refunding and Improvement Series 2015, COP, 4.00%, 12/1/2019	25,000	25,306
Regional Transportation District Series 2015A, COP, 5.00%, 6/1/2020	25,000	25,872

		51,178

Education — 0.2%
State of Colorado, Education Loan Program Series 2018A, Rev., TRAN, 4.00%, 6/27/2019	200,000	200,324

Hospital — 0.3%
Colorado Health Facilities Authority, Catholic health Initiatives
Series 2011A, Rev., 5.00%, 2/1/2020	100,000	101,984
Series 2011A, Rev., 5.00%, 2/1/2022	50,000	52,417
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. Series 2012C, Rev., 5.00%, 12/1/2021	75,000	80,463

		234,864

Other Revenue — 0.0% (c)
County of Boulder Rev., 5.00%, 7/15/2019	35,000	35,141

Investments	Principal Amount($)	Value($)
Transportation — 0.2%
E-470 Public Highway Authority
Series 2015A, Rev., 2.25%, 9/1/2019	25,000	25,041
Series 2015A, Rev., 5.00%, 9/1/2019	110,000	110,903

		135,944

Water & Sewer — 0.0% (c)
City of Greeley, Water Series 2016, Rev., 5.00%, 8/1/2019	25,000	25,142

Total Colorado		682,593

Connecticut — 0.8%
General Obligation — 0.4%
City of New Haven Series 2016A, GO, AGM, 5.00%, 8/15/2019 (b)	25,000	25,179
City of Norwalk Series 2009D, GO, 4.00%, 7/1/2019	25,000	25,050
State of Connecticut Series C, GO, 5.00%, 6/1/2020	100,000	103,262
The Metropolitan District Series 2010A, GO, 5.00%, 7/15/2019	50,000	50,198
Town of East Lyme Series 2018, GO, BAN, 2.75%, 8/15/2019	75,000	75,218
Town of Fairfield Series 2009, GO, 5.00%, 7/1/2019	25,000	25,069

		303,976

Hospital — 0.2%
Connecticut State Health and Educational Facilities Authority, Yale University Issue Series 2014A, Rev., VAR, 1.30%, 2/3/2020 (d)	200,000	199,718

Housing — 0.1%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series C, Subseries C-1, Rev., 1.80%, 5/15/2020	110,000	110,212

Special Tax — 0.1%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2014A, Rev., 5.00%, 9/1/2019	65,000	65,545
Series 2010C, Rev., 4.00%, 11/1/2019	25,000	25,252

		90,797

Total Connecticut		704,703

Delaware — 0.0% (c)
General Obligation — 0.0% (c)
State of Delaware Series 2009-C, GO, 4.00%, 10/1/2019	25,000	25,211

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
District of Columbia — 0.1%
General Obligation — 0.0% (c)
District of Columbia Series A, GO, 5.00%, 6/1/2019	25,000	25,000

Other Revenue — 0.1%
District of Columbia, Income Tax
Series 2010A, Rev., 5.00%, 12/1/2019	25,000	25,437
Series F, Rev., 4.00%, 12/1/2021	35,000	37,177

		62,614

Transportation — 0.0% (c)
Metropolitan Washington Airports Authority Series 2009C, Rev., 5.00%, 10/1/2019	25,000	25,291

Total District of Columbia		112,905

Florida — 9.2%
Certificate of Participation/Lease — 0.6%
Collier County School Board Series 2005A, COP, AGM, 5.25%, 2/15/2021	25,000	26,523
Escambia County School Board COP, 5.00%, 2/1/2020	30,000	30,696
Palm Beach County School District
Series B, COP, 5.00%, 8/1/2019	20,000	20,111
Series 2014B, COP, 5.00%, 8/1/2020	35,000	36,418
Pasco County School Board
Series 2013A, COP, 5.00%, 8/1/2019	50,000	50,270
Series 2013A, COP, 5.00%, 8/1/2021	50,000	53,559
School Board of Miami-Dade County (The) Series D, COP, 5.00%, 2/1/2021	100,000	105,512
School District of Broward County Series 2011A, COP, AGM, 3.50%, 7/1/2019	90,000	90,135
St Lucie County School Board Series 2015A, COP, 5.00%, 7/1/2021	30,000	32,001
Volusia County School Board Series 2014-B, COP, 5.00%, 8/1/2019	40,000	40,223
Walton County District School Board COP, 4.00%, 7/1/2019	50,000	50,094

		535,542

Education — 0.3%
Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project Series 2012A, Rev., 5.00%, 4/1/2020	200,000	205,196
School Board of Miami-Dade County (The) Rev., TAN, 5.00%, 6/15/2019	25,000	25,026

Investments	Principal Amount($)	Value($)
State of Florida, State Board of Education, Lottery
Series 2014A, Rev., 5.00%, 7/1/2019	55,000	55,148
Series 2010E, Rev., 5.00%, 7/1/2020	20,000	20,760

		306,130

General Obligation — 1.0%
City of Miami Gardens GO, 4.00%, 7/1/2019	100,000	100,182
County of Miami-Dade, Building Better Communities Program Series 2015-D, GO, 5.00%, 7/1/2019	250,000	250,660
Florida State Board of Education, Public Education Capital Outlay
Series 2008C, GO, 5.00%, 6/1/2020	220,000	220,000
Series 2015C, GO, 5.00%, 6/1/2020	30,000	31,051
Series 2009A, GO, 5.00%, 6/1/2022	300,000	303,000

		904,893

Hospital — 1.8%
Brevard County Health Facilities Authority, Health First, Inc. Project Series 2014, Rev., 5.00%, 4/1/2021	310,000	328,807
City of Tallahassee, Memorial Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 12/1/2019	335,000	340,129
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital Project
Rev., 5.00%, 8/1/2019	165,000	165,929
Rev., 4.00%, 8/1/2020	700,000	720,307
Palm Beach County Health Facilities Authority, Lifespace Communities Series 2015C, Rev., 5.00%, 5/15/2020	110,000	112,583

		1,667,755

Housing — 0.1%
Orange County Housing Finance Authority, Willow Key Apartments Series 2019A, Rev., 1.90%, 4/1/2021 (d)	100,000	100,272

Industrial Development Revenue/Pollution Control Revenue — 1.2%
Florida Department of Environmental Protection
Series A, Rev., 5.00%, 7/1/2019	120,000	120,311
Series 2014-A, Rev., 5.00%, 7/1/2021	20,000	21,433
Florida Department of Environmental Protection, Everglades Restoration Series A, Rev., VRDO, AGC, 1.42%, 6/13/2019 (d)	900,000	900,000

		1,041,744

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 2.0%
City of Gulf Breeze, Local Government Loan Program, Remarketing Series 1985J, Rev., 4.50%, 12/1/2020	200,000	208,910
City of Jacksonville Series 2011B, Rev., 5.00%, 10/1/2019	30,000	30,333
City of Jacksonville, Excise Tax Series 2009B, Rev., 5.00%, 10/1/2019	25,000	25,279
City of Tallahassee Rev., 5.00%, 10/1/2020	270,000	282,390
County of Collier Series 2010B, Rev., 5.00%, 10/1/2021	30,000	32,431
County of Hillsborough, Capital Improvement Program Series 2012, Rev., 5.00%, 8/1/2019	25,000	25,140
County of Miami-Dade
Series A, Rev., 5.75%, 10/1/2020	40,000	40,569
Series A, Rev., 5.00%, 4/1/2021	125,000	132,857
County of Miami-Dade, Juvenile Courthouse Series B, Rev., VRDO, AMBAC, LOC: TD Bank NA, 1.40%, 6/13/2019 (d)	475,000	475,000
County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency
Series 2011, Rev., AGM, 5.00%, 10/1/2019	50,000	50,589
Rev., NATL-RE, 5.25%, 10/1/2019	30,000	30,367
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2019	25,000	25,066
Series 2011B, Rev., 5.00%, 7/1/2021	100,000	107,165
Manatee County School District, Sales Tax Series 2017, Rev., AGM, 4.00%, 10/1/2019	50,000	50,418
Orange County Convention Center Rev., 5.00%, 10/1/2021	85,000	91,668
Pasco County School Board, Sales Tax Series 2013, Rev., 2.13%, 10/1/2019	100,000	100,181
St. Johns County, School Board Rev., 5.00%, 10/1/2019	40,000	40,446
Volusia County School Board, Sales Tax Series 2016, Rev., 5.00%, 10/1/2019	45,000	45,514

		1,794,323

Investments	Principal Amount($)	Value($)
Prerefunded — 0.5%
Capital Trust Agency Inc., Alexander Apartments Project Series 2011A, Rev., 6.00%, 7/1/2021 (b)	375,000	403,616
City of Jacksonville Series B-1A, Rev., 5.00%, 10/1/2019 (b)	20,000	20,228
JEA Electric System Series 3-C, Rev., 3.25%, 4/1/2020 (b)	25,000	25,360

		449,204

Transportation — 0.6%
County of Miami-Dade, Seaport Department Series 2013A, Rev., 5.00%, 10/1/2019	100,000	100,951
Florida’s Turnpike Enterprise, Department of Transportation
Series 2015B, Rev., 5.00%, 7/1/2019	70,000	70,187
Series A, Rev., 5.00%, 7/1/2019	30,000	30,080
Miami-Dade County Expressway Authority, Toll System Series 2014B, Rev., 5.00%, 7/1/2022	340,000	374,452

		575,670

Utility — 1.0%
City of Palm Coast, Utility System Improvement Rev., 5.00%, 10/1/2019	50,000	50,552
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2019	25,000	25,219
City of Tallahassee, Energy System
Rev., 5.00%, 10/1/2019	70,000	70,797
Rev., 5.00%, 10/1/2020	110,000	115,038
Rev., 5.00%, 10/1/2021	35,000	37,786
Florida Municipal Power Agency, All Requirements Power Supply Project Series C, Rev., VRDO, LOC: Bank of America NA, 1.57%, 6/3/2019 (d)	160,000	160,000
JEA Electric System
Series A, Rev., 4.00%, 10/1/2019	20,000	20,154
Series 2013D, Rev., 5.00%, 10/1/2019	50,000	50,498
Series 2014A, Rev., 5.00%, 10/1/2019	100,000	101,120
Series 2015A, Rev., 5.00%, 10/1/2019	30,000	30,336
Series 2015B, Rev., 5.00%, 10/1/2019	50,000	50,532

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series A, Rev., 5.00%, 10/1/2019	180,000	181,993
Series G, Rev., 5.00%, 10/1/2019	30,000	30,316
Tampa Bay Water Utility System Series 2005, Rev., FGIC, AGM-CR , 5.50%, 10/1/2019	20,000	20,267

		944,608

Water & Sewer — 0.1%
County of Lee County Series 2013B, Rev., 5.00%, 10/1/2022	35,000	38,981

Total Florida		8,359,122

Georgia — 2.6%
Education — 0.2%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Series 2009, Rev., 5.00%, 6/15/2019	165,000	165,167

General Obligation — 0.2%
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30,000	32,368
Dawson County School District, Sales Tax Series 2015, GO, 4.00%, 8/1/2019	25,000	25,104
Savannah-Chatham County School District GO, AGM, 5.25%, 8/1/2019	100,000	100,614
State of Georgia Series 2009I, GO, 5.00%, 7/1/2019	45,000	45,123

		203,209

Hospital — 0.1%
Fulton County Development Authority, Piedmont Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 7/1/2019	50,000	50,128
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., RAN, 5.00%, 8/1/2021	50,000	53,329

		103,457

Housing — 0.1%
South Regional Joint Development Authority, Auxiliary Service Real Estate Rev., 5.00%, 8/1/2020	75,000	77,837

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Fulton County Development Authority Series A, Rev., 4.00%, 5/1/2021	200,000	209,548

Other Revenue — 0.2%
Athens-Clarke County Unified Government Development Authority, UGAREF Parking Deck Project Rev., 3.00%, 6/15/2019	170,000	170,083

Investments	Principal Amount($)	Value($)
Prerefunded — 0.1%
County of Columbia, Water and Sewer Rev., 5.00%, 6/1/2020 (b)	20,000	20,699
Fulton County Development Authority, Piedmont Healthcare, Inc. Project Series 2009A, Rev., 5.00%, 6/15/2019 (b)	30,000	30,032

		50,731

Transportation — 0.0% (c)
Georgia State Road and Tollway Authority, Federal Highway Series A, Rev., GRAN, 5.00%, 6/1/2019	35,000	35,000

Utility — 1.4%
Main Street Natural Gas, Inc., Gas Supply
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	478,706
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	369,871
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	259,068
Series 2018C, Rev., 4.00%, 12/1/2023 (d)	65,000	70,578
Monroe County Development Authority, Gulf Power Co. Plant Scherer Project Rev., VAR, 1.40%, 9/19/2019 (d)	50,000	49,986

		1,228,209

Water & Sewer — 0.1%
County of DeKalb, Water and Sewerage Series 2015, Rev., 5.00%, 10/1/2019	20,000	20,230
Gwinnett County Water & Sewerage Authority
Series 2009A, Rev., 4.00%, 8/1/2019	20,000	20,082
Series 2011, Rev., 5.00%, 8/1/2019	35,000	35,198

		75,510

Total Georgia		2,318,751

Hawaii — 0.2%
General Obligation — 0.1%
State of Hawaii
Series DQ, GO, 5.00%, 6/1/2019	30,000	30,000
Series EO, GO, 5.00%, 8/1/2019	25,000	25,143

		55,143

Prerefunded — 0.1%
State of Hawaii
Series 2009DQ, GO, 5.00%, 6/1/2019 (b)	65,000	65,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.0% (c)
City and County Honolulu, Wastewater System Series 2012B, Rev., 4.00%, 7/1/2019	25,000	25,047

Total Hawaii		145,190

Illinois — 2.8%
General Obligation — 1.2%
Cook County Series 2009C, GO, 5.00%, 11/15/2021	50,000	50,626
Cook County School District No. 81 Schiller Park, School Bonds GO, 4.00%, 12/1/2021	80,000	84,207
Fox Valley Park District Series 2015B, GO, 4.00%, 12/15/2019	20,000	20,259
Kane McHenry Cook and De Kalb Counties Unit School District No. 300, School Bonds GO, 4.00%, 1/1/2020	20,000	20,250
Lake County Township High School District No. 121 Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	391,623
State of Illinois
Series 2012, GO, 3.00%, 8/1/2019	100,000	100,169
Series 2012, GO, 5.00%, 8/1/2019	50,000	50,242
Village of McCook
Series 2019A, GO, AGM, 4.00%, 12/1/2019	75,000	75,691
Series 2019A, GO, AGM, 4.00%, 12/1/2020	100,000	102,717
Series 2019A, GO, AGM, 4.00%, 12/1/2021	135,000	140,939

		1,036,723

Hospital — 0.4%
Illinois Finance Authority, Advocate Healthcare Series 2008A-2, Rev., 5.00%, 2/12/2020 (d)	180,000	184,135
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (d)	100,000	100,057
Illinois Finance Authority, Unitypoint Health Series 2016, Rev., 5.00%, 2/15/2024	90,000	103,013

		387,205

Other Revenue — 0.6%
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2019	50,000	50,000
Rev., 5.25%, 6/1/2020	100,000	103,432
State of Illinois Rev., 4.00%, 6/15/2020	45,000	45,887

Investments	Principal Amount($)	Value($)
State of Illinois, Sales Tax Series 2009B, Rev., 5.00%, 6/15/2019	50,000	50,046
State of Illinois, Sales Tax, Junior Lien Series 2010, Rev., 5.00%, 6/15/2019	100,000	100,090
State of Illinois, Sales Tax, Junior Obligation Rev., 5.00%, 6/15/2019	215,000	215,194

		564,649

Prerefunded — 0.2%
Cook County School District No. 144 Prairie Hills, School Bonds Series 2010A, GO, AGM, 5.00%, 12/1/2020 (b)	100,000	105,232
County of St Clair Series 2009, GO, 5.00%, 10/1/2019 (b)	20,000	20,231
Macoupin County Community Unit School District No. 7 Gillespie, School Building GO, AGC, 6.00%, 12/1/2021 (b)	50,000	55,538

		181,001

Transportation — 0.1%
Regional Transportation Authority Series B, Rev., NATL-RE, 5.50%, 6/1/2020	45,000	46,698

Utility — 0.1%
City of Springfield, Senior Lien Electric Rev., 5.00%, 3/1/2020	50,000	51,234
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2020	60,000	61,286

		112,520

Water & Sewer — 0.2%
Illinois Finance Authority, Clean Water Initiative Rev., 5.00%, 7/1/2019	200,000	200,516

Total Illinois		2,529,312

Indiana — 1.7%
Education — 1.0%
Ball State University, Student Fee Series 2017, Rev., 4.00%, 7/1/2019	20,000	20,039
City of Evansville, Economic Development Lease Rental School Project Series 2015C, Rev., 5.00%, 2/15/2020	25,000	25,573
Danville School Building Corp., Ad Valorem Property Tax Series 2015B, Rev., 5.00%, 1/15/2020	100,000	102,112
East Porter County School Building Corp. Rev., 4.00%, 7/15/2020	125,000	128,370

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Elkhart Community Schools Building Corp., First Mortgage Bonds Series 2018B, Rev., 5.00%, 1/15/2020	75,000	76,585
Evansville-Vanderburgh School Building Corp. Rev., 4.50%, 1/15/2020	50,000	50,037
Indiana University, Student Fee Series 2015W-2, Rev., 5.00%, 8/1/2019	30,000	30,171
Jennings County School Building Corp., First Mortgage
Series 2019A, Rev., 2.00%, 1/15/2021	90,000	90,612
Series 2019B, Rev., 3.00%, 1/15/2021	15,000	15,340
Series 2019B, Rev., 3.00%, 7/15/2021	50,000	51,460
Series 2019A, Rev., 2.00%, 1/15/2022	90,000	90,892
Series 2019B, Rev., 3.00%, 1/15/2022	40,000	41,416
Series 2019A, Rev., 2.00%, 1/15/2023	60,000	60,714
MSD of Steuben County K-5 Building Corp., First Mortgage Multipurpose Rev., 3.00%, 7/15/2019	100,000	100,169
South Bend Community School Corp., First Mortgage Series 2017, Rev., 4.00%, 7/15/2019	25,000	25,070

		908,560

Hospital — 0.6%
Indiana Finance Authority, Parkview Health Series 2017A, Rev., 5.00%, 11/1/2020	35,000	36,596
Indiana Health Facility Financing Authority, Ascension Health Credit Group Rev., 1.37%, 5/1/2020 (d)	455,000	454,217

		490,813

Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)
Carmel Local Public Improvement Bond Bank, Multipurpose Series 2016, Rev., 5.00%, 7/15/2019	25,000	25,099

Other Revenue — 0.0% (c)
Indiana Finance Authority, Revolving Fund Series 2010C, Rev., 5.00%, 2/1/2020	20,000	20,462

Prerefunded — 0.0% (c)
Purdue University, Student Fee Series 2009X, Rev., 5.25%, 7/1/2019 (b)	20,000	20,057

Investments	Principal Amount($)	Value($)
Utility — 0.1%
Indiana Municipal Power Agency Series B, Rev., 5.00%, 1/1/2020	50,000	50,979
Indiana Municipal Power Agency, Power Supply System Series 2014A, Rev., 5.00%, 1/1/2021	20,000	21,073

		72,052

Water & Sewer — 0.0% (c)
City of Indianapolis, Department of Public Utilities Water System Series 2016B, Rev., 5.00%, 10/1/2019	25,000	25,284

Total Indiana		1,562,327

Iowa — 0.8%
Education — 0.2%
Des Moines Independent Community School District Rev., 5.00%, 6/1/2019	50,000	50,000
Iowa State University of Science and Technology Series 2013B, Rev., 4.00%, 7/1/2019	100,000	100,188
University of Iowa (The), Academic Building Rev., 4.00%, 7/1/2019	50,000	50,095

		200,283

General Obligation — 0.6%
Ankeny Community School District Series 2015A, GO, 4.00%, 6/1/2019	60,000	60,000
City of Ames, Corporate Purpose Series 2017A, GO, 4.00%, 6/1/2019	25,000	25,000
City of Cedar Rapids Series 2017A, GO, 5.00%, 6/1/2019	25,000	25,000
City of Des Moines Series 2015A, GO, 5.00%, 6/1/2019	20,000	20,000
Kirkwood Community College Series A, GO, 4.00%, 6/1/2019	300,000	300,000
Waukee Community School District GO, 5.00%, 6/1/2020	30,000	31,044
Series 2014C, GO, 5.00%, 6/1/2021	40,000	42,756

		503,800

Hospital — 0.0% (c)
Iowa State Board of Regents, University of Iowa Hospitals and Clinics Rev., 4.00%, 9/1/2020	25,000	25,779

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Prerefunded — 0.0% (c)
Waterloo Community School District, Infrastructure Sales Series 2011A, Rev., 5.00%, 7/1/2019 (b)	20,000	20,053

Total Iowa		749,915

Kansas — 0.4%
General Obligation — 0.1%
City of Olathe Series 2018 231, GO, 5.00%, 10/1/2019	20,000	20,231
City of Overland Park Series 2013B, GO, 4.00%, 9/1/2019	35,000	35,216
City of Topeka Series 2017-A, GO, 5.00%, 8/15/2019	20,000	20,139

		75,586

Housing — 0.1%
Sedgwick County Public Building Commission, Juvenile Justice Complex Series 2014, Rev., 5.00%, 8/1/2019	25,000	25,135

Other Revenue — 0.1%
County of Shawnee, Public Building Commission, Expocentre Project Rev., 4.00%, 9/1/2019	25,000	25,160
Wyandotte County Unified Government, Kansas City, Juvenile Justice Series 2018A, Rev., 5.00%, 8/1/2019	90,000	90,474

		115,634

Utility — 0.1%
Wyandotte County Unified Government, Kansas City, Utility System Series A, Rev., 5.00%, 9/1/2019	110,000	110,899

Total Kansas		327,254

Kentucky — 0.8%
General Obligation — 0.1%
City of Bowling Green Series 2016C, GO, 4.00%, 6/1/2020	100,000	102,729

Housing — 0.2%
Kentucky Housing Corp., Westminster Village Project Series 2019, Rev., 2.00%, 3/1/2021 (d)	200,000	200,048

Transportation — 0.2%
Kentucky Turnpike Authority, Revitalization Projects
Series 2015A, Rev., 4.00%, 7/1/2019	40,000	40,072
Series A, Rev., 5.00%, 7/1/2019	100,000	100,254

		140,326

Investments	Principal Amount($)	Value($)
Utility — 0.3%
Louisville/Jefferson County Metropolitan Government, Pollution Control, Louisville Gas and Electric Company Project Series 2005A, Rev., 2.20%, 8/1/2019 (d)	275,000	275,190

Water & Sewer — 0.0% (c)
Louisville & Jefferson County Metropolitan Sewer District, Sewer and Drainage System Rev., BAN, 4.00%, 11/1/2019	25,000	25,256

Total Kentucky		743,549

Louisiana — 0.1%
Other Revenue — 0.1%
State of Louisiana, Gas and Fuels Tax Series 2010B, Rev., 5.00%, 5/1/2020	40,000	41,224

Prerefunded — 0.0% (c)
State of Louisiana, Gas and Fuels Tax Series B, Rev., 5.00%, 5/1/2020 (b)	20,000	20,631

Total Louisiana		61,855

Maine — 0.2%
Transportation — 0.2%
Maine Municipal Bond Bank, Transportation Infrastructure Series 2011A, Rev., 5.00%, 9/1/2020	20,000	20,871
Maine Turnpike Authority Series 2014, Rev., 5.00%, 7/1/2019	180,000	180,481

Total Maine		201,352

Maryland — 1.7%
General Obligation — 0.4%
City of Annapolis, Public Improvement Series 2011, GO, 4.00%, 8/1/2019	35,000	35,146
County of Howard Series 2009B, GO, 5.00%, 8/15/2019	25,000	25,177
County of Prince George’s, Public Improvement Series 2011B, GO, 5.00%, 9/15/2019	40,000	40,403
State of Maryland GO, 5.00%, 6/1/2019	75,000	75,000
Town of Ocean City, Mayor and City Council Series 2015, GO, 5.00%, 12/1/2019	20,000	20,345
Washington Suburban Sanitary Commission, Consolidated Public Improvements Series 2009, GO, 3.50%, 6/1/2024	175,000	175,000

		371,071

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Hospital — 1.2%
Maryland Health and Higher Educational Facilities Authority, Carroll Hospital Center Issue Series A, Rev., 5.00%, 7/1/2019	50,000	50,129
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center Rev., 5.00%, 7/1/2019	50,000	50,118
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series B, Rev., VRDO, LOC: TD Bank NA, 1.40%, 6/13/2019 (d)	1,000,000	1,000,000

		1,100,247

Transportation — 0.1%
Maryland State Transportation Authority, Transportation Facilities Projects Rev., 5.00%, 7/1/2020	25,000	25,940
Montgomery County Revenue Authority Series 2015A, Rev., 4.00%, 11/1/2019	35,000	35,353

		61,293

Total Maryland		1,532,611

Massachusetts — 2.2%
Education — 0.4%
Massachusetts School Building Authority Series B, Rev., 5.00%, 8/15/2019	35,000	35,245
University of Massachusetts Building Authority Series 2011 1, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.57%, 6/13/2019 (d)	295,000	295,000

		330,245

General Obligation — 0.7%
City of Newburyport, Municipal Purpose Loan of 2013 GO, 4.00%, 1/15/2020	25,000	25,405
City of Somerville Series 2017, GO, 4.00%, 8/15/2019	20,000	20,107
City of Springfield Series 2012, GO, 4.00%, 9/1/2019	40,000	40,244
Commonwealth of Massachusetts
Series A, GO, 5.25%, 8/1/2019	55,000	55,338
Series D, GO, AMBAC, 5.50%, 10/1/2019	40,000	40,536

Investments	Principal Amount($)	Value($)
Commonwealth of Massachusetts, Consolidated Loan of 2001 Series 2001D, GO, AGM-CR, 5.50%, 11/1/2019	25,000	25,419
Commonwealth of Massachusetts, Consolidated Loan of 2002 Series 2002D, GO, AGM-CR, 5.50%, 8/1/2019	35,000	35,228
Commonwealth of Massachusetts, Consolidated Loan of 2013B Series 2013B, GO, 5.00%, 8/1/2019	35,000	35,201
Town of Andover Series 2010, GO, 5.00%, 8/15/2019	50,000	50,341
Town of Barnstable, Municipal Purpose Loan GO, 4.00%, 6/15/2019	20,000	20,016
Town of Concord, Municipal Purpose Loan GO, 4.00%, 9/15/2019	20,000	20,148
Town of Dartmouth GO, 4.00%, 4/15/2020	20,000	20,463
Town of Harwich Series 2018, GO, BAN, 2.75%, 6/21/2019	150,000	150,093
Town of Natick, Municipal Purpose Loan GO, 4.00%, 6/15/2019	35,000	35,028
Town of Norwood Series 2015, GO, 3.50%, 8/15/2019	75,000	75,306
Town of Stoneham Series 2010, GO, 5.00%, 11/15/2019	20,000	20,311

		669,184

Hospital — 0.4%
Massachusetts Development Finance Agency, Caregroup, Inc., 2015 Series 2015H-1, Rev., 5.00%, 7/1/2019	50,000	50,125
Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group Series I, Rev., 5.00%, 7/1/2022	245,000	267,844
Massachusetts Health and Educational Facilities Authority, Partners Healthcare System Series I-3, Rev., 4.00%, 7/1/2019	50,000	50,095

		368,064

Prerefunded — 0.2%
Massachusetts Clean Water Trust (The), Revolving Funds
Series 2009 14, Rev., 4.00%, 8/1/2019 (b)	60,000	60,248
Series 14, Rev., 5.00%, 8/1/2019 (b)	25,000	25,143

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Massachusetts Health and Educational Facilities Authority, Baystate Medical Center Series 2009I, Rev., 5.75%, 7/1/2019 (b)	45,000	45,147
Town of Norwood Series 2009A, GO, 4.00%, 8/15/2019 (b)	50,000	50,258

		180,796

Transportation — 0.5%
Massachusetts Bay Transportation Authority
Series 2012A, Rev., 4.00%, 7/1/2019	25,000	25,050
Series A, Rev., 5.00%, 7/1/2019	60,000	60,164
Massachusetts Bay Transportation Authority, Sales Tax
Series 2014A, Rev., 4.00%, 7/1/2019	145,000	145,289
Series D, Rev., 5.00%, 7/1/2019	45,000	45,123
Series 2004B, Rev., 5.25%, 7/1/2019	50,000	50,146
Series C, Rev., 5.50%, 7/1/2019	100,000	100,311
Series 2010C, Rev., 5.00%, 7/1/2020	25,000	25,968

		452,051

Total Massachusetts		2,000,340

Michigan — 2.5%
Education — 0.0% (c)
Michigan State University Series C, Rev., 4.00%, 8/15/2019	20,000	20,094

General Obligation — 0.7%
County of Kent GO, 5.00%, 1/1/2021	110,000	115,910
Novi Community School District, School Building and Site Bonds Series I, GO, 4.00%, 5/1/2021	25,000	26,167
State of Michigan, Reeths Puffer Schools GO, 2.75%, 8/20/2019	525,000	526,276

		668,353

Hospital — 0.6%
Michigan Finance Authority, Beaumont Health Credit Group Series 2015-A, Rev., 4.00%, 8/1/2019	145,000	145,568
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2020	120,000	126,002
Michigan State Hospital Finance Authority, Ascension Health Series 2010 F-1, Rev., VAR, 4.00%, 6/1/2023 (d)	50,000	54,559
Michigan State Hospital Finance Authority, Mclaren Health Care Series 2012A, Rev., 5.00%, 6/1/2019	135,000	135,000

Investments	Principal Amount($)	Value($)
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group Series 2014D, Rev., 5.00%, 9/1/2020	25,000	26,056

		487,185

Other Revenue — 0.9%
Detroit Wayne County Stadium Authority Series 2012, Rev., AGM, 5.00%, 10/1/2019	175,000	176,846
Michigan Finance Authority Series 2018A-1, Rev., 4.00%, 8/20/2019	420,000	422,331
Michigan State Building Authority, Facilities Program
Series 2015I, Rev., 5.00%, 4/15/2020	20,000	20,609
Series I, Rev., 5.00%, 4/15/2021	100,000	106,437
State of Michigan Rev., GAN, 5.00%, 3/15/2020	75,000	77,038

		803,261

Prerefunded — 0.1%
Michigan State Hospital Finance Authority, Health Obligated Group Series 2009A, Rev., 6.13%, 6/1/2019 (b)	100,000	100,000

Transportation — 0.1%
Wayne County Airport Authority, Junior Lien Series 2017A, Rev., 5.00%, 12/1/2020	100,000	105,019

Water & Sewer — 0.1%
Michigan Finance Authority, Revolving Fund Cleanwater Series 2011, Rev., 5.00%, 10/1/2020	20,000	20,943
Michigan Finance Authority, Revolving Fund Drinking water Series 2012, Rev., 5.00%, 10/1/2019	20,000	20,235

		41,178

Total Michigan		2,225,090

Minnesota — 3.5%
Certificate of Participation/Lease — 0.3%
Duluth Independent School District No. 709
Series 2019C, COP, 5.00%, 2/1/2020	145,000	147,940
Series 2019C, COP, 5.00%, 2/1/2022	130,000	140,165

		288,105

Education — 0.1%
Minnesota Higher Education Facilities Authority, St. Olaf College Series 8-G, Rev., 5.00%, 12/1/2019	25,000	25,443

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 0.5%
City of Pipestone Series A, GO, 3.00%, 2/1/2020	80,000	80,722
Shakopee Independent School District No. 720, School Building Series 2013A, GO, 5.00%, 2/1/2020	200,000	204,326
State of Minnesota Series A, GO, 5.00%, 12/1/2019	25,000	25,443
State of Minnesota, Trunk Highway Series E, GO, 5.00%, 8/1/2020	35,000	36,445
State of Minnesota, Various Purpose
Series 2010D, GO, 5.00%, 8/1/2019	65,000	65,373
Series 2016A, GO, 5.00%, 8/1/2019	40,000	40,229

		452,538

Hospital — 1.6%
City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 1.52%, 6/13/2019 (d)	1,450,000	1,450,000

Housing — 0.2%
City of Maplewood, Maple Pond Apartments Project Series 2018A, Rev., 2.20%, 4/1/2020 (d)	100,000	100,299
Housing and Redevelopment Authority of The City of St Paul Minnesota, Millberry Apartments Project Series 2018A, Rev., VAR, 2.15%, 3/1/2020 (d)	100,000	100,054

		200,353

Other Revenue — 0.0% (c)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	20,000	20,516

Prerefunded — 0.1%
City of St Louis Park, Health Care Facilities, Park Nicollet Health Services Rev., 5.50%, 7/1/2019 (b)	20,000	20,059
State of Minnesota 911 Services, Public Safety Radio Communications System Rev., AGC, 5.00%, 6/1/2019 (b)	25,000	25,000

		45,059

Transportation — 0.0% (c)
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport Series C, Rev., 5.00%, 1/1/2020	20,000	20,402

Investments	Principal Amount($)	Value($)
Utility — 0.0% (c)
Minnesota Municipal Power Agency Series 2010A, Rev., 5.00%, 10/1/2019	25,000	25,287

Water & Sewer — 0.7%
Minnesota Rural Water Finance Authority, Inc., Public Projects Construction Rev., 2.00%, 8/1/2020	610,000	611,415

Total Minnesota		3,139,118

Mississippi — 0.1%
Water & Sewer — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 3.00%, 12/1/2020	100,000	102,047

Missouri — 2.7%
Education — 1.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 4.00%, 2/1/2020	20,000	20,206
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series F, Rev., VRDO, 1.48%, 6/3/2019 (d)	1,400,000	1,400,000

		1,420,206

General Obligation — 0.0% (c)
Columbia School District GO, 4.00%, 3/1/2020	25,000	25,473

Hospital — 0.2%
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Series 2013A, Rev., 5.00%, 11/15/2022	50,000	55,784
Health and Educational Facilities Authority of the State of Missouri, Saint Luke’s Health System, Inc. Series 2010A, Rev., 4.00%, 11/15/2019	100,000	101,097

		156,881

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Kansas City Industrial Development Authority, Downtown Redevelopment District Series A, Rev., 5.00%, 9/1/2019	35,000	35,291
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Revolving Funds Program Series 2013A, Rev., 5.00%, 7/1/2019	35,000	35,093

		70,384

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Other Revenue — 0.1%
City of Columbia Rev., 5.00%, 2/1/2020	25,000	25,615
City of Springfield Series 2010, Rev., 4.00%, 6/1/2019	50,000	50,000
County of Jackson Rev., 4.00%, 12/1/2019	70,000	70,902

		146,517

Transportation — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Extension Project Series 2014, Rev., 4.00%, 7/1/2019	295,000	295,552

Utility — 0.4%
City of Springfield, Public Utility Rev., 5.00%, 8/1/2019	40,000	40,229
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2019	300,000	305,037
Missouri Joint Municipal Electric Utility Commission Series 2014A, Rev., 5.00%, 1/1/2020	20,000	20,380

		365,646

Total Missouri		2,480,659

Nebraska — 0.8%
General Obligation — 0.0% (c)
City of Omaha GO, 5.25%, 4/1/2021	25,000	26,708

Utility — 0.8%
Central Plains Energy Project, Gas Supply Rev., LIQ: Royal Bank of Canada, 5.00%, 12/1/2019 (d)	550,000	558,762
Nebraska Public Power District Series A, Rev., 5.00%, 1/1/2021	50,000	52,676
Norris Public Power District, Electric System Series 2011B, Rev., 4.00%, 1/1/2020	50,000	50,671

		662,109

Total Nebraska		688,817

Nevada — 1.4%
Education — 0.0% (c)
Nevada System of Higher Education Series B, Rev., 4.00%, 7/1/2019	25,000	25,047

General Obligation — 0.3%
City of North Las Vegas, Water and Sewer Series B, GO, AMBAC, 4.00%, 8/1/2019	75,000	75,113

Investments	Principal Amount($)	Value($)
Clark County GO, 5.00%, 6/1/2020	25,000	25,876
Clark County School District
Series 2007A, GO, NATL-RE, 4.50%, 6/15/2019	25,000	25,022
Series 2012A, GO, 5.00%, 6/15/2019	50,000	50,053
Las Vegas Valley Water District Series 2009D, GO, 5.00%, 6/1/2019 (b)	30,000	30,000
State of Nevada, Capital Improvement and Cultural Affairs Series 2012B, GO, 5.00%, 8/1/2021	30,000	32,256

		238,320

Prerefunded — 0.1%
Washoe County School District, Limited Tax, School Improvement Series 2011-A, GO, 5.00%, 6/1/2021 (b)	40,000	42,738

Transportation — 1.0%
Clark County, Passenger Facility Charge, Mccarran International Airport Series F-2, Rev., VRDO, LOC: Union Bank NA, 1.41%, 6/13/2019 (d)	945,000	945,000

Total Nevada		1,251,105

New Hampshire — 0.4%
Education — 0.1%
New Hampshire Health and Education Facilities Authority Act, University System Series 2016, Rev., 5.00%, 7/1/2019	100,000	100,268

Other Revenue — 0.1%
New Hampshire Municipal Bond Bank
Series 2014A, Rev., 5.00%, 8/15/2019	40,000	40,286
Series 2014A, Rev., 5.00%, 8/15/2020	25,000	26,067

		66,353

Prerefunded — 0.1%
New Hampshire Business Finance Authority, Elliot Hospital Obligation Series 2009A, Rev., 6.00%, 10/1/2019 (b)	55,000	55,798
New Hampshire Health and Education Facilities Authority Act, University System Series A, Rev., 4.50%, 7/1/2019 (b)	25,000	25,056

		80,854

Transportation — 0.1%
State of New Hampshire, Federal Highway Grant Anticipation Bonds Rev., GAN, 5.00%, 9/1/2019	155,000	156,359

Total New Hampshire		403,834

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Jersey — 10.5%
Education — 0.5%
New Jersey Economic Development Authority, School Facilities Construction Series 2011EE, Rev., 5.25%, 9/1/2019 (b)	25,000	25,225
Rev., 5.00%, 3/1/2020	390,000	399,110

		424,335

General Obligation — 7.9%
Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2021	20,000	21,127
Borough of Chatham Series 2019, GO, BAN, 2.50%, 5/22/2020	1,423,750	1,435,695
Borough of Oakland GO, BAN, 3.25%, 12/13/2019	251,000	252,882
Borough of Ridgefield GO, BAN, 3.00%, 10/17/2019	900,000	904,095
City of Orange Township GO, 3.00%, 12/5/2019	300,000	301,821
City of Somers Point GO, BAN, 3.00%, 12/3/2019	300,000	301,959
City of Woodbury, Water and Sewer Utility GO, 2.00%, 5/1/2020	45,000	45,207
County of Burlington, General Improvement Series 2016A-1, GO, 4.00%, 9/1/2019	25,000	25,157
Mount Laurel Township Board of Education Series 2013, GO, 4.00%, 8/1/2019	55,000	55,213
Township of Clark GO, BAN, 3.00%, 10/4/2019	900,000	903,672
Township of Edison, County of Middlesex Series 2011, GO, 5.00%, 2/1/2020	25,000	25,569
Township of Fairfield, Cumberland County Series 2019, GO, BAN, 2.50%, 3/25/2020	689,200	692,550
Township of Frelinghuysen Series 2019, GO, BAN, 2.50%, 6/4/2020	1,971,471	1,985,311
Township of River Vale Series 2018, GO, BAN, 3.00%, 8/9/2019	140,000	140,361
Township of Toms River Series 2015, GO, 4.00%, 12/1/2019	25,000	25,312

		7,115,931

Hospital — 0.1%
New Jersey Health Care Facilities Financing Authority Series 2016, Rev., 5.00%, 7/1/2019	65,000	65,171
Passaic County Improvement Authority, Preakness Healthcare Center Expansion Project Series 2015, Rev., 5.00%, 5/1/2020	25,000	25,800

		90,971

Investments	Principal Amount($)	Value($)
Industrial Development Revenue/Pollution Control Revenue — 0.0% (c)
New Jersey Economic Development Authority, School Facilities Construction Series PP, Rev., 5.00%, 6/15/2019	35,000	35,035

Other Revenue — 1.5%
Garden State Preservation Trust Series C, Rev., AGM, 5.13%, 11/1/2019	35,000	35,515
New Jersey Building Authority, Unrefunded Balance Series A, Rev., 5.00%, 6/15/2019	145,000	145,142
New Jersey Economic Development Authority, Cigarette Tax Series 2012, Rev., 5.00%, 6/15/2019	150,000	150,147
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2020	1,025,000	1,053,936

		1,384,740

Prerefunded — 0.1%
New Jersey Educational Facilities Authority, Kean University Series 2009A, Rev., 5.00%, 9/1/2019 (b)	25,000	25,219
West Essex Regional School District Series 2009, GO, 3.75%, 8/15/2019 (b)	50,000	50,234

		75,453

Transportation — 0.4%
New Jersey Infrastructure Bank
Series 2010A, Rev., 5.00%, 9/1/2019	25,000	25,224
Series 2012A, Rev., 5.00%, 9/1/2019	20,000	20,179
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2019	250,000	250,257
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2011A, Rev., 5.00%, 6/15/2019	50,000	50,047
Series B, Rev., NATL-RE, 5.50%, 12/15/2019	20,000	20,393

		366,100

Total New Jersey		9,492,565

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
New Mexico — 0.7%
General Obligation — 0.1%
Baltimore County GO, 5.00%, 8/15/2019	55,000	55,393

Other Revenue — 0.3%
City of Farmington, Southern California Edison Co. Four Corners Project Series A, Rev., VAR, 1.87%, 4/1/2020 (d)	210,000	210,023
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2013A, Rev., 4.00%, 6/1/2021	20,000	20,996
State of New Mexico, Severance Tax Permanent Fund
Series 2016B, Rev., 4.00%, 7/1/2019	60,000	60,116
Series 2010A, Rev., 5.00%, 7/1/2020	20,000	20,757

		311,892

Transportation — 0.0% (c)
New Mexico Finance Authority, Subordinate Lien Series 2010A-2, Rev., NATL-RE, 5.00%, 12/15/2020	25,000	26,325

Utility — 0.3%
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2018A, Rev., 5.00%, 6/1/2019	180,000	180,000
New Mexico Municipal Energy Acquisition Authority Subseries A, Rev., VAR, LIQ: Royal Bank of Canada, 5.00%, 8/1/2019 (d)	100,000	100,514

		280,514

Total New Mexico		674,124

New York — 13.3%
Education — 0.2%
New York State Dormitory Authority Series 2012A, Rev., 4.00%, 7/1/2019	20,000	20,042
New York State Dormitory Authority, City University System, Fifth General Resolution Series 2010A, Rev., 5.00%, 7/1/2019	20,000	20,057
New York State Dormitory Authority, General Purpose
Series 2016D, Rev., 5.00%, 2/15/2020	25,000	25,639
Series 2017A, Rev., 5.00%, 2/15/2020	35,000	35,895
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2011A, Rev., 5.00%, 3/15/2020	25,000	25,714

Investments	Principal Amount($)	Value($)
Yonkers Industrial Development Agency, Sarah Lawrence College Project Series A, Rev., 5.00%, 6/1/2019 (b)	25,000	25,000

		152,347

General Obligation — 10.5%
City of Albany GO, BAN, 2.75%, 6/28/2019	80,000	80,085
City of New York, Fiscal Year 2010
Series 2010B, GO, 3.13%, 8/1/2019	25,000	25,070
Series 2010C, GO, 4.00%, 8/1/2019	50,000	50,209
City of Ogdensburg Series 2019, GO, BAN, 3.00%, 4/24/2020	500,000	501,720
City of Syracuse Series 2018B, GO, BAN, 3.00%, 6/21/2019	200,000	200,100
City of Troy GO, BAN, 3.00%, 2/7/2020	1,000,000	1,008,290
City of Yonkers Series 2019A, GO, BAN, 2.25%, 12/17/2019	1,200,000	1,202,460
County of Erie Series 2018, GO, RAN, 3.00%, 6/30/2019	25,000	25,033
County of Nassau Series C, GO, BAN, 4.00%, 12/10/2019	325,000	329,118
County of Suffolk GO, TAN, 5.00%, 7/24/2019	100,000	100,453
County of Westchester Series 2011B, GO, 5.00%, 7/1/2019	20,000	20,056
East Quogue Union Free School District GO, TAN, 3.00%, 6/21/2019	500,000	500,390
Harpursville Central School District Series 2019, GO, BAN, 3.00%, 3/11/2020	887,000	895,560
Montgomery County GO, BAN, 3.00%, 10/11/2019	900,000	904,536
Monticello Central School District Series 2015, GO, 4.00%, 7/15/2019	30,000	30,094
Plainedge Union Free School District Series B, GO, 4.00%, 6/15/2019	20,000	20,017
Town of Colonie GO, BAN, 3.00%, 3/13/2020	1,075,000	1,085,524
Town of Oyster Bay Series 2019, GO, BAN, 3.00%, 3/13/2020	700,000	704,788
Town of Watertown Series 2019, GO, BAN, 2.25%, 4/16/2020	900,000	904,545

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Village of Clayton GO, BAN, 2.75%, 2/13/2020	680,000	684,556
West Hempstead Union Free School District GO, BAN, 2.75%, 6/14/2019	250,000	250,102

		9,522,706

Hospital — 0.2%
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Rev., 5.00%, 7/1/2019	20,000	20,050
New York State Dormitory Authority, Miriam Osborn Memorial Home Series 2012, Rev., 3.38%, 7/1/2022	210,000	210,267

		230,317

Other Revenue — 0.8%
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	20,000	20,789
Tender Option Bond Trust Receipts/Certificates Series 2018-XM0697, Rev., VRDO, LIQ: Bank of America NA, 1.57%, 6/13/2019 (d)(e)	750,000	750,000

		770,789

Transportation — 1.5%
Metropolitan Transportation Authority
Series 2019A, Rev., BAN, 4.00%, 2/3/2020	1,000,000	1,016,620
Series 2018B-1A, Rev., BAN, 5.00%, 5/15/2020	50,000	51,631
Subseries 2018B-2B, Rev., BAN, 5.00%, 5/15/2021	200,000	213,048
Subseries 2008B-4, Rev., 5.00%, 11/15/2021	20,000	21,750
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2020	50,000	52,613

		1,355,662

Water & Sewer — 0.1%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series EE, Rev., 4.00%, 6/15/2019	25,000	25,021
Series 2011GG, Rev., 5.00%, 6/15/2019	25,000	25,029

		50,050

Total New York		12,081,871

North Carolina — 3.9%
Certificate of Participation/Lease — 2.1%
City of Raleigh, Downtown Improvement Projects

Investments	Principal Amount($)	Value($)
Series B-1, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.57%, 6/13/2019 (d)	400,000	400,000
Series A, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.59%, 6/13/2019 (d)	1,500,000	1,500,000

		1,900,000

Education — 0.0% (c)
Western Carolina University, Limited Obligation Rev., 4.00%, 6/1/2019	35,000	35,000

General Obligation — 0.2%
City of Charlotte Series 2014A, GO, 5.00%, 7/1/2019	30,000	30,081
County of Durham GO, 5.00%, 11/1/2019	20,000	20,293
County of Guilford Series 2017, GO, 5.00%, 3/1/2020	40,000	41,061
County of Moore Series 2009A, GO, 4.00%, 6/1/2019	30,000	30,000

		121,435

Hospital — 1.4%
North Carolina Medical Care Commission, Baptist Hospital Rev., 4.00%, 6/1/2019	25,000	25,000
North Carolina Medical Care Commission, Firsthealth Carolinas Series A, Rev., VRDO, LIQ: Branch Banking & Trust, 1.40%, 6/13/2019 (d)	1,000,000	1,000,000
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest Baptist Obligated Group Series 2012B, Rev., 5.00%, 12/1/2020	205,000	215,305

		1,240,305

Other Revenue — 0.0% (c)
County of Wake Series 2016A, Rev., 4.00%, 12/1/2019	25,000	25,323

Prerefunded — 0.0% (c)
City of Greensboro, Combined Water and Sewer System Series 2009A, Rev., 5.00%, 6/1/2019 (b)	25,000	25,000

Water & Sewer — 0.2%
Cape Fear Public Utility Authority, Water & Sewer System Series 2011, Rev., 4.00%, 8/1/2019	95,000	95,396
City of Greensboro, Combined Water and Sewer System Series 2012A, Rev., 5.00%, 6/1/2019	30,000	30,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Onslow Water and Sewer Authority, Combined Enterprise System Series 2016, Rev., 4.00%, 12/1/2019	25,000	25,328

		150,724

Total North Carolina		3,497,787

North Dakota — 0.2%
General Obligation — 0.0% (c)
City of Fargo Series 2011A, GO, 4.00%, 5/1/2020	25,000	25,567

Utility — 0.2%
City of Grand Forks, The Alerus Project Series D, Rev., 5.00%, 12/15/2019	150,000	152,746

Total North Dakota		178,313

Ohio — 8.1%
Education — 0.2%
Bowling Green State University Series 2017B, Rev., 5.00%, 6/1/2020	35,000	36,163
Ohio Higher Educational Facility Commission, Baldwin Wallace University 2012 Project Rev., 4.00%, 12/1/2019	50,000	50,535
Ohio State University, General Receipts Series 2014A, Rev., 5.00%, 12/1/2019	25,000	25,441
Youngstown State University Series 2016, Rev., 4.00%, 12/15/2019	50,000	50,628

		162,767

General Obligation — 3.9%
City of Columbus
Series 2010-A, GO, 5.00%, 6/1/2019	25,000	25,000
Series 2015A, GO, 5.00%, 7/1/2019	40,000	40,106
City of Miamisburg, Various Purpose GO, BAN, 3.00%, 6/25/2019	100,000	100,089
City of Oxford, Aquatic Center GO, BAN, 3.00%, 6/11/2019	125,000	125,036
City of Reynoldsburg GO, 5.00%, 12/1/2020	60,000	63,103
City of Seven Hills, Capital Improvement Series 2019, GO, BAN, 3.00%, 4/9/2020	500,000	505,315
City of Willoughby Series 2019, GO, BAN, 2.50%, 5/22/2020	2,365,000	2,383,896
Geauga County Public Library, Unlimited Tax Series 2018A, GO, 3.00%, 12/1/2019	50,000	50,377
State of Ohio Series 2013B, GO, 5.00%, 6/15/2019	30,000	30,032

Investments	Principal Amount($)	Value($)
State of Ohio, Common Schools Series C, GO, 5.00%, 9/15/2019	25,000	25,253
State of Ohio, Higher Education
Series 2009C, GO, 5.00%, 8/1/2019	80,000	80,450
Series 2013A, GO, 5.00%, 8/1/2019	25,000	25,141
State of Ohio, Infrastructure Improvement Bonds
Series 2011A, GO, 5.00%, 9/1/2019	25,000	25,215
Series 2015A, GO, 5.00%, 9/1/2020	45,000	46,960
Vinton County Local School District, Galloa, Hocking and Jackson Counties Series A, GO, 2.00%, 12/1/2019	45,000	45,093

		3,571,066

Hospital — 2.8%
County of Allen, Catholic Healthcare Partners
Series 2010B, Rev., 5.00%, 9/1/2019	170,000	171,390
Series 2012A, Rev., 5.00%, 5/1/2021	85,000	90,305
County of Allen, Hospital Facilities, Catholic Healthcare Partners
Series C, Rev., VRDO, LOC: Union Bank NA, 1.65%, 6/3/2019 (d)	35,000	35,000
Series B, Rev., 4.13%, 9/1/2020	40,000	41,218
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2021	480,000	513,667
County of Hamilton, Hospital Facilities, UC Health Rev., 5.00%, 2/1/2020	100,000	102,286
County of Lucas, Promedica Healthcare Obligated Group Series D, Rev., 5.00%, 11/15/2019	75,000	76,040
Montgomery County, Hospital Facilities, Premier Health Partners Obligated Group Series 2016-E, Rev., VRDO, LOC: Barclays Bank plc, 1.47%, 6/3/2019 (d)	1,400,000	1,400,000
Ohio Higher Educational Facility Commission, Hospitals Health System Series 2010A, Rev., 5.00%, 1/15/2020	75,000	76,526

		2,506,432

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Housing — 0.1%
Cuyahoga Metropolitan Housing Authority, Riverside Park Phase II Project Series 2019, Rev., 2.00%, 4/1/2021 (d)	100,000	100,538
Ohio State Building Authority, Administrative Building Fund Projects Series 2011A, Rev., 4.00%, 10/1/2019	20,000	20,168

		120,706

Other Revenue — 0.0% (c)
County of Hamilton Series 2016A, Rev., 5.00%, 12/1/2019	30,000	30,515

Prerefunded — 0.2%
City of Barberton, Limited Tax, Various Purpose Improvement GO, AGC, 4.40%, 6/1/2019 (b)	70,000	70,000
City of Cincinnati Series 2009B, GO, 4.00%, 6/1/2019 (b)	45,000	45,000
City of Mentor, Various Purpose GO, 4.50%, 12/1/2019 (b)	50,000	50,752
Huber Heights City School District, School Improvement Series 2009, GO, 4.75%, 12/1/2019 (b)	25,000	25,407
State of Ohio, Capital Facilities Lease-Appropriation Series 2013B, Rev., 5.00%, 4/1/2021 (b)	25,000	26,601

		217,760

Utility — 0.9%
American Municipal Power, Inc., City of Wapakoneta Project Series 2018, Rev., RAN, 3.00%, 6/27/2019	250,000	250,190
Lancaster Port Authority, Gas Supply
Series 2019A, Rev., 5.00%, 8/1/2021	300,000	320,214
Series 2019A, Rev., 5.00%, 2/1/2022	190,000	205,544

		775,948

Total Ohio		7,385,194

Oklahoma — 0.7%
Education — 0.1%
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2019	50,000	50,000

General Obligation — 0.6%
Oklahoma County Independent School District No. 12, Edmond School District GO, 3.00%, 3/1/2021	40,000	40,989

Investments	Principal Amount($)	Value($)
Payne County, Independent School District No. 16, Stillwater Board of Education Series 2017B, GO, 3.00%, 6/1/2019	300,000	300,000
Tulsa County, Independent School District No. 1 Series B, GO, 2.00%, 1/1/2020	200,000	200,536

		541,525

Other Revenue — 0.0% (c)
Edmond Public Works Authority Rev., 5.00%, 7/1/2019	25,000	25,067
Grand River Dam Authority Series 2014A, Rev., 4.00%, 6/1/2019	25,000	25,000
Tulsa County Public Facilities Authority, Capital Improvements Series 2015, Rev., 4.00%, 11/1/2019	25,000	25,250

		75,317

Total Oklahoma		666,842

Pennsylvania — 2.8%
Education — 0.6%
Allegheny County Higher Education Building Authority, Duquesne University of the Holy Spirit Rev., 5.00%, 3/1/2020	35,000	35,851
Pennsylvania Higher Educational Facilities Authority Series 2015A, Rev., 5.00%, 11/1/2019	225,000	227,666
Pennsylvania State University
Series 2016A, Rev., 5.00%, 9/1/2019	35,000	35,303
Series B, Rev., VAR, 1.58%, 6/1/2020 (d)	250,000	250,285

		549,105

General Obligation — 0.3%
Avon Grove School District Chester County Series 2015, GO, 4.00%, 8/15/2019	20,000	20,092
Commonwealth of Pennsylvania Series 2004, GO, NATL-RE, 5.38%, 7/1/2019	20,000	20,060
County of Butler Series 2014, GO, 5.00%, 7/15/2019	50,000	50,202
County of Delaware GO, 5.00%, 10/1/2020	30,000	31,403
Donegal School District Series 2011, GO, 5.00%, 6/1/2019	40,000	40,000
Downingtown Area School District Series 2018B, GO, 4.00%, 8/1/2019	30,000	30,123
Middletown Area School District Series 2017, GO, 4.00%, 6/1/2019	35,000	35,000

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Parkland School District GO, 4.00%, 4/15/2021	30,000	31,349
Trinity Area School District GO, AGM, 4.00%, 11/1/2020 (b)	30,000	31,028

		289,257

Hospital — 0.3%
Beaver County Hospital Authority, Heritage Valley Health System, Inc. Rev., 5.00%, 5/15/2020	165,000	170,311
DuBois Hospital Authority, Penn Highlands Healthcare Series 2018, Rev., 5.00%, 7/15/2020	25,000	25,917
Montgomery County Industrial Development Authority, Jefferson Health System Series 2012A, Rev., 5.00%, 10/1/2019	30,000	30,339

		226,567

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2021	100,000	104,803
Series 2019, Rev., 4.00%, 12/1/2022	100,000	106,575
Series 2019, Rev., 4.00%, 12/1/2023	125,000	135,189
Pennsylvania Economic Development Financing Authority
Series A, Rev., 5.00%, 7/1/2019	20,000	20,050
Series 2015B, Rev., 5.00%, 3/15/2020	25,000	25,678
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021 (d)	100,000	101,890

		494,185

Other Revenue — 0.1%
Monroeville Finance Authority Rev., 5.00%, 2/15/2020	25,000	25,607
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020 (d)	85,000	85,254

		110,861

Prerefunded — 0.4%
County of Allegheny Series 2009C-62B, GO, 5.00%, 11/1/2019 (b)	20,000	20,287
County of Chester Series 2009C, GO, 4.25%, 7/15/2019 (b)	25,000	25,079

Investments	Principal Amount($)	Value($)
Delaware River Port Authority Series 2010D, Rev., 5.00%, 1/1/2020 (b)	25,000	25,505
Donegal School District Series 2011, GO, 5.00%, 6/1/2019 (b)	30,000	30,000
Pennsylvania Higher Educational Facilities Authority Series 2009C, Rev., 5.00%, 9/1/2019 (b)	30,000	30,256
Pennsylvania Turnpike Commission
Series 2009A, Rev., AGC, 5.00%, 6/1/2019 (b)	85,000	85,000
Series 2009B, Rev., 5.25%, 6/1/2019 (b)	20,000	20,000
Series 2009D, Rev., 5.50%, 12/1/2019 (b)	25,000	25,493
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Series B, Rev., 5.00%, 12/1/2021 (b)	50,000	54,305
South Fork Municipal Authority, Conemaugh Valley Memorial Hospital Series B, Rev., AGC, 5.38%, 7/1/2020 (b)	30,000	31,223
Washington County Industrial Development Authority, Washington Jefferson College Rev., 4.00%, 5/1/2020 (b)	25,000	25,570

		372,718

Transportation — 0.3%
Pennsylvania Turnpike Commission
Series 2009B, Rev., 4.00%, 6/1/2019	45,000	45,000
Rev., 5.00%, 6/1/2019	100,000	100,000
Series A, Rev., AGM, 5.25%, 7/15/2020	50,000	52,084
Philadelphia Airport Parking Authority Rev., 5.00%, 9/1/2019	40,000	40,346

		237,430

Utility — 0.2%
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/2019	55,000	55,297
Philadelphia Gas Works Co., 1998 General Ordinance Series 2016, Rev., 5.00%, 10/1/2019	95,000	96,053

		151,350

Water & Sewer — 0.1%
West Goshen Sewer Authority Rev., 3.00%, 5/1/2020	95,000	96,321

Total Pennsylvania		2,527,794

Rhode Island — 0.2%
Prerefunded — 0.1%
Rhode Island Commerce Corp. Series 2009A, Rev., AGC, 4.75%, 6/15/2019 (b)	50,000	50,051
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2009A, Rev., 5.00%, 10/1/2019(b)	20,000	20,233

		70,284

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation — 0.1%
Rhode Island Commerce Corp., Department of Transportation
Series 2016A, Rev., GRAN, 3.00%, 6/15/2019	40,000	40,018
Series 2016-A, Rev., GRAN, 5.00%, 6/15/2019	50,000	50,052

		90,070

Total Rhode Island		160,354

South Carolina — 0.2%
Education — 0.0% (c)
Charleston Educational Excellence Finance Corp., Installment Purchase Series 2013B, Rev., 5.00%, 12/1/2019	25,000	25,439

General Obligation — 0.1%
County of Richland Series 2019A, GO, BAN, 3.00%, 2/27/2020	25,000	25,280
Fort Mill School District No. 4 Series 2013D, GO, SCSDE, 5.00%, 3/1/2020	20,000	20,531
State of South Carolina, Highway Series A, GO, 5.00%, 10/1/2020	25,000	26,182

		71,993

Transportation — 0.1%
South Carolina Transportation Infrastructure Bank Series A, Rev., 4.00%, 10/1/2019	55,000	55,453

Water & Sewer — 0.0% (c)
Anderson Regional Joint Water System Series 2011A, Rev., 5.00%, 7/15/2020	25,000	25,957

Total South Carolina		178,842

South Dakota — 0.3%
General Obligation — 0.2%
Dell Rapids School District No. 49-3 Series 2010B, GO, 3.30%, 7/1/2019	185,000	185,194

Hospital — 0.0% (c)
South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.25%, 11/1/2019	50,000	50,769

Housing — 0.1%
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2013A, Rev., 5.00%, 4/1/2021	70,000	74,207

Total South Dakota		310,170

Investments	Principal Amount($)	Value($)
Tennessee — 3.4%
Education — 0.0% (c)
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Series 2009A, Rev., 4.00%, 10/1/2019	45,000	45,347

General Obligation — 0.1%
County of Hamilton Series 2011A, GO, 5.00%, 1/1/2020	25,000	25,510
County of Rutherford Series 2010, GO, 4.00%, 4/1/2020	20,000	20,429
County of Shelby Series A, GO, 4.00%, 3/1/2020	20,000	20,382
State of Tennessee Series A, GO, 5.00%, 9/1/2020	30,000	31,308

		97,629

Hospital — 0.1%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 5.00%, 7/1/2020	50,000	51,703

Housing — 1.3%
Memphis Health Educational & Housing Facility Board, Forum Flats Apartments Project Series 2017, Rev., 1.80%, 12/1/2019 (d)	200,000	200,100
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (d)	695,000	697,815
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multifamily Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (d)	250,000	251,292

		1,149,207

Other Revenue — 0.9%
Montgomery County Public Building Authority, Pooled Financing Series 2002, Rev., VRDO, LOC: Bank of America NA, 1.64%, 6/3/2019 (d)	800,000	800,000

Prerefunded — 1.0%
Johnson City Health and Educational Facilities Board, Mountain States Health Alliance Series 2010-A, Rev., 6.50%, 7/1/2020 (b)	850,000	895,390

Total Tennessee		3,039,276

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Texas — 5.9%
Education — 0.5%
Alamo Community College District, Financing System Senior lien Series 2012A, Rev., 5.00%, 11/1/2020	20,000	20,958
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	25,000	26,436
Clifton Higher Education Finance Corp., Baylor University Rev., 5.00%, 3/1/2020	45,000	46,160
Clifton Higher Education Finance Corp., Idea Public Schools Series 2014, Rev., PSF-GTD, 5.00%, 8/15/2020	60,000	62,395
Permanent University Fund - Texas A&M University System
Series 2011, Rev., 4.00%, 7/1/2019	25,000	25,048
Series A, Rev., 5.00%, 7/1/2020	35,000	36,349
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Series 2017, Rev., 5.00%, 11/15/2019	240,000	243,123
University of Texas (The), Board of Regents, Financing System Series A, Rev., 5.00%, 8/15/2020	20,000	20,851

		481,320

General Obligation — 3.1%
Austin Community College District Series 2016, GO, 3.00%, 8/1/2019	60,000	60,148
Austin Independent School District Series 2013A, GO, PSF-GTD, 4.00%, 8/1/2019	30,000	30,119
Carrollton-Farmers Branch Independent School District Series 2012, GO, PSF-GTD, 5.00%, 2/15/2020	20,000	20,493
City of Abilene Series 2015, GO, 4.00%, 2/15/2020	20,000	20,346
City of Baytown
Series 2014, GO, 4.00%, 2/1/2020	25,000	25,407
GO, 5.00%, 2/1/2020	40,000	40,913
City of Dallas GO, 5.00%, 2/15/2021	75,000	79,344
City of Denton
Series 2015, GO, 4.00%, 2/15/2020	30,000	30,525
Series 2017, GO, 4.00%, 2/15/2020	25,000	25,437

Investments	Principal Amount($)	Value($)
City of Fort Worth, Tarrant, Denton, Parker and Wise Counties GO, 3.50%, 3/1/2020	35,000	35,532
City of Frisco GO, 5.00%, 2/15/2021	25,000	26,472
City of Garland Series 2015, GO, 5.00%, 2/15/2020	25,000	25,617
City of Grand Prairie, Combination Tax Series 2013A, GO, 5.00%, 2/15/2021	65,000	68,823
City of Houston, Public Improvement Series 2010A, GO, 5.00%, 3/1/2020	20,000	20,523
City of Killeen Series 2013, GO, 4.00%, 8/1/2019	40,000	40,152
City of League City Series 2015, GO, 4.00%, 2/15/2020	20,000	20,351
City of Lewisville GO, 5.00%, 2/15/2021	25,000	26,481
City of Lubbock, Waterworks System GO, 5.00%, 2/15/2020	20,000	20,494
City of New Braunfels Series 2016, GO, 5.00%, 2/1/2020	20,000	20,466
City of Paris GO, 4.50%, 12/15/2020	30,000	31,374
City of San Antonio Series 2018, GO, 4.00%, 8/1/2019	50,000	50,203
City of Sugar Land Series 2019, GO, 4.00%, 2/15/2020	25,000	25,438
Counties of Collin and Denton, City of Frisco, Improvement Series 2015A, GO, 5.00%, 2/15/2020	25,000	25,612
County of Bell, Limited Tax GO, 4.00%, 2/15/2020	375,000	381,349
County of Bexar, Certificates of Obligation
Series B, GO, 5.00%, 6/15/2020	20,000	20,733
Series B, GO, 5.00%, 6/15/2021	20,000	21,431
County of Chambers GO, 3.00%, 3/1/2020	150,000	151,710
County of Webb, Limited Tax Series A, GO, 4.00%, 2/15/2020	50,000	50,835
Dallas County Utility and Reclamation District, Unlimited Tax GO, 5.00%, 2/15/2020	80,000	81,873
Fort Bend Independent School District Series 2009, GO, 5.00%, 2/15/2020	40,000	40,277

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 5.00%, 8/15/2019	30,000	30,209
Hays Consolidated Independent School District, School Building
Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (d)	100,000	103,512
Humble Independent School District
Series 2012B, GO, 5.00%, 2/15/2020	20,000	20,475
Keller Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 5.00%, 8/15/2021	20,000	21,521
Lewisville Independent School District
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2019	25,000	25,175
Northside Independent School District
Series 2013, GO, PSF-GTD, 5.00%, 2/15/2020	20,000	20,499
Richardson Independent School District
Series 2017, GO, PSF-GTD, 5.00%, 2/15/2020	30,000	30,742
State of Texas GO, VRDO, LIQ: State Street Bank & Trust, 2.00%, 6/11/2019 (d)	1,000,000	1,000,000
State of Texas, Water Financial Assistance Series 2010B, GO, 5.00%, 8/1/2021	20,000	20,114
Victoria County Junior College District Series 2013, GO, 4.00%, 8/15/2019	20,000	20,102

		2,810,827

Other Revenue — 0.3%
City of Corpus Christi, Utility System Rev., 5.00%, 7/15/2019	55,000	55,217
Harris County-Houston Sports Authority, Senior Lien Series 2014A, Rev., 5.00%, 11/15/2019	95,000	96,443
Lower Colorado River Authority
Series 2010B, Rev., 4.00%, 5/15/2020	25,000	25,598
Series A, Rev., 5.00%, 5/15/2020	35,000	36,164
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series 2010B, Rev., 5.00%, 5/15/2020	40,000	41,311
State of Texas, Public Finance Authority Series 2016-A, Rev., 4.00%, 12/1/2019	50,000	50,598

		305,331

Investments	Principal Amount($)	Value($)
Prerefunded — 0.8%
City of Annetta, Certificates of Obligation GO, 5.00%, 8/1/2020 (b)	295,000	306,797
City of Killeen Series 2011, GO, 5.00%, 8/1/2020 (b)	25,000	26,000
Conroe Independent School District, School Building Series 2012, GO, PSF-GTD, 5.00%, 2/15/2021 (b)	20,000	21,164
Tarrant County Cultural Education Facilities Finance Corp.
Rev., 5.00%, 8/15/2020 (b)	20,000	20,830
Rev., 5.25%, 8/15/2020 (b)	45,000	47,000
Travis County Health Facilities Development Corp. Rev., 7.13%, 11/1/2020 (b)	220,000	237,158
Waco Independent School District GO, AGC, 5.00%, 8/15/2019 (b)	35,000	35,242

		694,191

Transportation — 0.1%
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien Rev., 5.00%, 6/15/2021	25,000	26,691
Dallas Area Rapid Transit, Senior Lien Rev., 4.00%, 12/1/2020	20,000	20,740
Harris County, Toll Road, Senior Lien Series C, Rev., 5.00%, 8/15/2019	20,000	20,135
Texas Transportation Commission, State Highway Fund Series 2016A, Rev., 5.00%, 10/1/2019	25,000	25,289

		92,855

Utility — 0.4%
City of Corpus Christi, Utility System
Series 2016, Rev., 5.00%, 7/15/2019	20,000	20,079
City of San Antonio, Electric and Gas Systems
Series 2014, Rev., 5.00%, 2/1/2020	20,000	20,466
Texas Municipal Power Agency
Rev., 5.00%, 9/1/2019	50,000	50,415
Rev., 5.00%, 9/1/2020	255,000	265,654

		356,614

Water & Sewer — 0.7%
City of Dallas, Waterworks and Sewer System
Series 2016A, Rev., 5.00%, 10/1/2019	20,000	20,231

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
City of Garland, Water & Sewer System
Rev., 4.00%, 3/1/2020	25,000	25,460
Series 2018, Rev., 5.00%, 3/1/2020	45,000	46,157
City of Irving, Waterworks & Sewer System
Series 2013, Rev., 4.00%, 8/15/2019	25,000	25,126
Rev., 5.00%, 8/15/2019	50,000	50,350
County of El Paso, Water and Sewer Rev., 4.00%, 3/1/2020	50,000	50,922
North Harris County, Regional Water Authority, Senior Lien Series 2016, Rev., 5.00%, 12/15/2019	75,000	76,364
Nueces River Authority, Water Supply Facilities Series 2015, Rev., 5.00%, 7/15/2019	25,000	25,099
San Antonio Water System Series 2017A, Rev., 5.00%, 5/15/2021	20,000	21,341
San Antonio Water System, Junior Lien Series B, Rev., 5.00%, 5/15/2020	35,000	36,156
Trinity River Authority Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2019	20,000	20,112
Rev., 5.00%, 8/1/2021	60,000	64,480
Upper Trinity Regional Water District Rev., 5.00%, 8/1/2019	25,000	25,138
Upper Trinity Regional Water District, Wastewater Treatment System Rev., AGM, 3.00%, 8/1/2019	100,000	100,237

		587,173

Total Texas		5,328,311

Utah — 0.4%
Education — 0.3%
Utah Charter School Finance Authority, Utah Charter Academies Project Rev., 3.00%, 10/15/2019	195,000	195,762
Utah State Board of Regents, University of Utah (The) Series B, Rev., 5.00%, 8/1/2019	25,000	25,141

		220,903

Hospital — 0.1%
City of Riverton, Hospital Series 2009, Rev., 5.00%, 8/15/2019 (b)	65,000	65,434

Other Revenue — 0.0% (c)
Utah Transit Authority, Sales Tax Series A, Rev., 5.00%, 6/15/2020	25,000	25,905

Utility — 0.0% (c)
Intermountain Power Agency, Subordinated Power Supply Series A, Rev., 5.00%, 7/1/2019	25,000	25,065

Total Utah		337,307

Investments	Principal Amount($)	Value($)
Vermont — 0.2%
General Obligation — 0.1%
City of Burlington Series 2018D, GO, 5.00%, 11/1/2020	65,000	67,983

Utility — 0.1%
Vermont Public Power Supply Authority, Swanton Peaking Facility Project Series 2017A, Rev., 3.00%, 7/1/2019	100,000	100,090

Total Vermont		168,073

Virginia — 0.3%
Education — 0.1%
Virginia Public School Authority Series 2010C, Rev., 4.00%, 8/1/2019	30,000	30,124

General Obligation — 0.1%
City of Alexandria Series 2017C, GO, 5.00%, 7/1/2019	50,000	50,135
City of Norfolk, Capital Improvement Series 2016A, GO, 5.00%, 10/1/2019	35,000	35,410
City of Virginia Beach, Public Improvement Series 2013A, GO, 4.00%, 8/1/2019	25,000	25,103

		110,648

Hospital — 0.0% (c)
Albermarle County Economic Development Authority, Virginia Hospital Facilities Rev., 5.00%, 6/1/2019	45,000	45,000

Other Revenue — 0.1%
Virginia Public Building Authority, Public Facilities Series 2014C, Rev., 5.00%, 8/1/2019	50,000	50,286

Transportation — 0.0% (c)
Virginia Commonwealth Transportation Board Series 2013-A, Rev., GAN, 5.00%, 3/15/2020	25,000	25,700

Total Virginia		261,758

Washington — 4.4%
Certificate of Participation/Lease — 0.0% (c)
State of Washington, Local Ageny Real and Personal Property Series 2018C, COP, 5.00%, 7/1/2020	25,000	25,933

Education — 0.1%
Washington State University Rev., 5.00%, 10/1/2020	35,000	36,593

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
General Obligation — 1.0%
City of Bellevue Series 2013, GO, 5.00%, 12/1/2019	30,000	30,520
City of Richland Series 2013A, GO, 4.00%, 12/1/2021	40,000	42,366
City of Seattle, Limited Tax
GO, 5.00%, 9/1/2019	25,000	25,217
Series B, GO, 5.00%, 8/1/2020	35,000	36,439
City of Vancouver Series 2015B, GO, 4.00%, 12/1/2019	55,000	55,670
County of King, Limited Tax Series 2012A, GO, 5.00%, 7/1/2019	25,000	25,066
County of Skagit, Limited Tax GO, 5.00%, 12/1/2021	20,000	21,690
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2021	60,000	65,080
King County School District No. 405 Bellevue, Credit Enhancement Program GO, 5.00%, 12/1/2020	20,000	21,040
Skagit County Public Hospital District No. 2, Refunding and Improvement-Limited Tax GO, 4.00%, 12/1/2019	50,000	50,565
State of Washington Series R-2018B, GO, 5.00%, 8/1/2019	45,000	45,259
State of Washington, Motor Vehicle Fuel Tax
Series 2005C, GO, AMBAC, 6/1/2019	210,000	210,000
Series R-2015B, GO, 4.00%, 7/1/2019	25,000	25,048
Series 2010B, GO, 5.00%, 8/1/2019	30,000	30,172
Series B, GO, 5.00%, 8/1/2020	20,000	20,827
State of Washington, Various Purpose
Series 2015E, GO, 5.00%, 7/1/2019	100,000	100,272
Series R-2011B, GO, 5.00%, 7/1/2019	25,000	25,068
Series R-2017A, GO, 4.00%, 8/1/2019	20,000	20,084
Series 2013-A, GO, 5.00%, 8/1/2019	25,000	25,144

		875,527

Hospital — 0.0% (c)
Washington Health Care Facilities Authority, Providence Health and Service Series 2011B, Rev., 5.00%, 10/1/2019	25,000	25,274

Investments	Principal Amount($)	Value($)
Housing — 2.7%
Washington State Housing Finance Commission Rev., LIQ: State Street Bank & Trust, 1.72%, 6/11/2019 (d)	2,450,000	2,450,000

Prerefunded — 0.1%
County of King, Sewer
Rev., 5.00%, 1/1/2021 (b)	25,000	26,379
Series 2011C, Rev., 5.00%, 1/1/2021 (b)	25,000	26,378
Grant County Public Utility District No. 2, Electric System Series 2011-I, Rev., 5.00%, 1/1/2021 (b)	25,000	26,378
State of Washington Series 2010A, GO, 5.00%, 8/1/2019 (b)	20,000	20,113

		99,248

Transportation — 0.1%
Port of Seattle, Intermediate Lien Series 2010B, Rev., 5.00%, 6/1/2019	25,000	25,000
State of Washington, Federal Highway Grant
Series 2012F, Rev., 5.00%, 9/1/2019	80,000	80,685
Series 2012F, Rev., 5.00%, 9/1/2020	20,000	20,865

		126,550

Utility — 0.3%
Energy Northwest Series 2009C, Rev., 5.00%, 7/1/2020	105,000	105,283
Energy Northwest, Columbia Generating Station Series 2012A, Rev., 5.00%, 7/1/2019	90,000	90,220
Energy Northwest, Electric Series A, Rev., 5.00%, 7/1/2021	25,000	26,821
Grant County Public Utility District No. 2, Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2020	20,000	20,405
Public Utility District No. 1 of Cowlitz County Rev., 5.00%, 9/1/2019	45,000	45,372

		288,101

Water & Sewer — 0.1%
County of King, Sewer
Series 2012C, Rev., 4.00%, 1/1/2020	20,000	20,292
Series 2010, Rev., 5.00%, 1/1/2020	25,000	25,510
County of Pierce, Sewer Rev., 5.00%, 8/1/2019	20,000	20,109

		65,911

Total Washington		3,993,137

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
West Virginia — 0.4%
Education — 0.0% (c)
School Building Authority of West Virginia Series 2014A, Rev., 5.00%, 7/1/2019	30,000	30,078

Hospital — 0.2%
Monongalia County Building Commission, Monongalia Health System Obligated Group Rev., 5.00%, 7/1/2020	200,000	205,078

Transportation — 0.2%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2019	50,000	50,416
Series 2017A, Rev., 5.00%, 9/1/2020	75,000	78,145

		128,561

Total West Virginia		363,717

Wisconsin — 2.5%
Certificate of Participation/Lease — 0.0% (c)
State of Wisconsin Series 2015A, COP, 5.00%, 3/1/2020	35,000	35,874

Education — 0.6%
Milwaukee Redevelopment Authority, Milwaukee Public Schools
Series 2017, Rev., 5.00%, 11/15/2022	365,000	404,639
Series 2017, Rev., 5.00%, 11/15/2023	130,000	147,720

		552,359

General Obligation — 1.2%
City of Kenosha Series 2012, GO, 5.00%, 9/1/2019	40,000	40,338
City of Shawano, Promissory Notes Series 2019, GO, 3.00%, 4/1/2022	140,000	145,139
City of Waukesha
Series 2013A, GO, 4.00%, 10/1/2019	30,000	30,244
Series A, GO, 4.00%, 10/1/2020	20,000	20,649
City of West Allis, Corporate Purpose Series 2018A, GO, 4.00%, 4/1/2020	455,000	463,486
County of Milwaukee Series 2018D, GO, 3.00%, 8/1/2024	100,000	106,777
Ithaca School District, School Improvement Series 2014, GO, 3.00%, 3/1/2021	175,000	178,908
State of Wisconsin Series 3, GO, 5.00%, 11/1/2020	65,000	68,261
Village of Shorewood Series 2016A, GO, 4.00%, 8/1/2019	25,000	25,099

		1,078,901

Investments	Principal Amount($)	Value($)
Hospital — 0.4%
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-1, Rev., 5.00%, 1/26/2022 (d)	55,000	59,727
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group Series 2013B-3, Rev., 5.00%, 6/1/2020 (d)	80,000	82,784
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc. Series 2015A, Rev., 5.00%, 8/15/2019	100,000	100,654
Wisconsin Health and Educational Facilities Authority, Ministry Healthcare, Inc. Series 2010B, Rev., 4.25%, 8/15/2020 (b)	20,000	20,639
Wisconsin Health and Educational Facilities Authority, SSM Health Care Series 2010A, Rev., 4.00%, 6/1/2020 (b)	40,000	41,066
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2021	50,000	53,945

		358,815

Prerefunded — 0.1%
City of Waukesha Series 2009B, GO, 4.00%, 10/1/2019 (b)	20,000	20,163
State of Wisconsin Series 1, GO, 5.00%, 5/1/2020 (b)	20,000	20,633
Wisconsin Department of Transportation Series 2014 1, Rev., 5.00%, 7/1/2019 (b)	35,000	35,093

		75,889

Transportation — 0.0% (c)
Wisconsin Department of Transportation Series 2012 1, Rev., 5.00%, 7/1/2020	25,000	25,950

Utility — 0.1%
WPPI Energy, Power Supply System Series 2016A, Rev., 5.00%, 7/1/2019	125,000	125,315

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Water & Sewer — 0.1%
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Series 2, Rev., 5.00%, 6/1/2019 (b)	50,000	50,000

Total Wisconsin		2,303,103

TOTAL MUNICIPAL BONDS (Cost $91,658,712)		91,899,365

	Shares
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51% (f)(g) (Cost $553,702)	553,702	553,702

Total Investments — 102.0% (Cost $92,212,414)		92,453,067
Liabilities in Excess of Other Assets — (2.0%)		(1,829,616)

Net Assets — 100.0%		90,623,451

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.

GAN	Grant Anticipation Notes
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note.
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2019.
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

JPMorgan Ultra-Short Municipal Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$553,702	$91,899,365	$—	$92,453,067

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares 1.51%(a)(b)	$146,947	$44,507,158	$44,100,239	$(164)	$—	$553,702	553,702	$9,578	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 39.1%
U.S. Treasury Bonds
8.75%, 8/15/2020	3,737,000	4,028,223
7.88%, 2/15/2021	241,000	264,573
8.13%, 5/15/2021	29,000	32,379
8.13%, 8/15/2021	2,133,000	2,415,289
6.25%, 5/15/2030	1,138,000	1,590,444
4.50%, 5/15/2038	921,000	1,223,923
3.50%, 2/15/2039	590,000	692,743
4.25%, 5/15/2039	896,000	1,159,830
4.63%, 2/15/2040	39,000	53,023
3.00%, 5/15/2042	210,000	227,768
3.00%, 11/15/2044	81,000	87,758
3.00%, 5/15/2045	2,743,000	2,975,834
3.00%, 11/15/2045	66,000	71,636
2.25%, 8/15/2046	2,182,000	2,044,005
3.00%, 2/15/2047	1,073,000	1,166,636
3.00%, 5/15/2047	21,000	22,807
3.00%, 8/15/2048	39,000	42,384
3.38%, 11/15/2048	1,203,000	1,403,751
3.00%, 2/15/2049	179,000	194,886
U.S. Treasury Notes
2.63%, 8/15/2020	1,432,000	1,440,279
2.63%, 8/31/2020	1,458,000	1,466,543
1.38%, 9/15/2020	25,000	24,771
2.88%, 10/31/2020	32,000	32,349
2.00%, 1/15/2021	121,000	120,957
2.25%, 2/15/2021	29,000	29,116
1.25%, 3/31/2021	116,000	114,491
1.13%, 9/30/2021	3,074,000	3,020,565
1.50%, 1/31/2022	3,672,000	3,633,559
2.38%, 3/15/2022	3,691,000	3,739,877
1.88%, 3/31/2022	2,591,000	2,590,393
1.75%, 6/30/2022	4,307,000	4,290,008
2.25%, 12/31/2023	2,034,000	2,061,809
2.25%, 1/31/2024	797,000	808,114
2.50%, 1/31/2024	254,000	260,419
2.13%, 2/29/2024	490,000	494,192
2.38%, 2/29/2024	6,429,000	6,560,845
2.13%, 3/31/2024	1,357,000	1,368,821
2.00%, 4/30/2024	124,000	124,344
1.88%, 8/31/2024	3,662,000	3,648,840
2.00%, 8/15/2025	25,000	24,996
2.63%, 12/31/2025	2,470,000	2,562,335
2.25%, 3/31/2026	438,000	444,313
2.38%, 5/15/2027	1,278,000	1,306,805
2.75%, 2/15/2028	29,000	30,479
2.88%, 8/15/2028	55,000	58,440
3.13%, 11/15/2028	830,000	900,323
2.63%, 2/15/2029	1,686,000	1,757,721

TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,693,652)		62,613,596

Investments	Principal Amount($)	Value($)
MORTGAGE-BACKED SECURITIES — 27.5%
FHLMC Gold Pools, 15 Year
Pool # J10548, 4.00%, 8/1/2024	76,933	79,509
Pool # G14005, 4.00%, 10/1/2025	94,019	97,179
Pool # J15449, 4.00%, 5/1/2026	250,476	258,945
Pool # G15201, 4.00%, 5/1/2027	71,841	74,270
Pool # G15438, 4.00%, 9/1/2027	47,695	49,298
Pool # G15602, 2.50%, 11/1/2027	166,693	167,731
Pool # G18466, 2.00%, 5/1/2028	29,897	29,605
Pool # G16762, 3.50%, 12/1/2028	75,391	77,566
Pool # G16570, 4.00%, 7/1/2029	49,239	50,885
Pool # G18556, 2.50%, 6/1/2030	95,858	96,043
Pool # V60840, 3.00%, 6/1/2030	23,258	23,651
Pool # J32849, 3.50%, 9/1/2030	25,163	26,033
Pool # G16622, 3.00%, 11/1/2030	94,310	95,769
Pool # G16044, 2.50%, 1/1/2032	239,296	239,520
Pool # J36524, 3.00%, 3/1/2032	285,992	290,480
Pool # G18706, 3.00%, 9/1/2033	47,013	47,731
Pool # G18730, 3.50%, 4/1/2034	199,534	205,251
FHLMC Gold Pools, 20 Year
Pool # C91266, 4.00%, 9/1/2029	4,440	4,583
Pool # G31066, 4.00%, 11/1/2035	24,733	26,021
Pool # C91911, 2.50%, 1/1/2037	37,727	37,498
Pool # G31005, 4.00%, 5/1/2037	136,361	142,653
Pool # C91974, 4.00%, 11/1/2037	338,329	352,905

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FHLMC Gold Pools, 30 Year
Pool # A30892, 5.00%, 1/1/2035	79,676	85,435
Pool # A34212, 6.00%, 4/1/2035	24,620	26,732
Pool # A89760, 4.50%, 12/1/2039	60,038	64,212
Pool # G06856, 6.00%, 5/1/2040	23,997	26,925
Pool # G07794, 5.50%, 6/1/2041	23,513	25,793
Pool # G08477, 3.50%, 2/1/2042	37,731	38,807
Pool # C03858, 3.50%, 4/1/2042	206,824	213,357
Pool # Q08646, 3.50%, 6/1/2042	69,238	71,212
Pool # Q13477, 3.00%, 12/1/2042	255,522	258,085
Pool # Q14321, 3.00%, 12/1/2042	72,270	72,989
Pool # C04420, 3.00%, 1/1/2043	354,553	358,108
Pool # Q15020, 4.00%, 1/1/2043	50,574	52,992
Pool # C09031, 2.50%, 2/1/2043	223,649	221,188
Pool # Q17374, 4.00%, 4/1/2043	172,065	182,072
Pool # Q20542, 3.00%, 7/1/2043	98,998	99,990
Pool # C09044, 3.50%, 7/1/2043	44,445	45,696
Pool # G08599, 3.50%, 8/1/2044	167,822	172,161
Pool # G08606, 4.00%, 9/1/2044	24,434	25,380
Pool # Q31596, 3.50%, 2/1/2045	116,666	119,522
Pool # Q33006, 3.50%, 4/1/2045	97,868	100,263
Pool # G08659, 3.50%, 8/1/2045	134,845	138,145
Pool # Q35460, 3.50%, 8/1/2045	272,701	282,049
Pool # Q35223, 4.00%, 8/1/2045	41,976	43,514
Pool # G08666, 3.00%, 9/1/2045	66,923	67,594
Pool # G08677, 4.00%, 11/1/2045	142,541	147,927

Investments	Principal Amount($)	Value($)
Pool # G60480, 4.50%, 11/1/2045	209,164	221,983
Pool # G08680, 3.00%, 12/1/2045	86,940	87,812
Pool # G61796, 4.50%, 12/1/2045	191,030	204,172
Pool # G08700, 4.50%, 3/1/2046	62,851	66,122
Pool # Q39844, 3.50%, 4/1/2046	347,475	355,372
Pool # Q40780, 4.00%, 4/1/2046	129,671	134,386
Pool # G08710, 3.00%, 6/1/2046	40,920	41,319
Pool # Q42045, 3.50%, 7/1/2046	73,553	75,977
Pool # G08720, 4.50%, 8/1/2046	340,869	358,270
Pool # G08724, 2.50%, 9/1/2046	36,399	35,852
Pool # G61730, 3.00%, 9/1/2046	313,174	316,312
Pool # G61537, 3.50%, 9/1/2046	184,890	189,394
Pool # Q43892, 4.50%, 10/1/2046	331,841	356,779
Pool # G08736, 2.50%, 12/1/2046	29,459	29,016
Pool # Q46336, 4.00%, 1/1/2047	29,820	30,942
Pool # G08747, 3.00%, 2/1/2047	538,883	543,152
Pool # G08767, 4.00%, 6/1/2047	24,704	25,633
Pool # V83480, 3.50%, 10/1/2047	133,662	136,785
Pool # G08790, 4.50%, 11/1/2047	48,734	51,175
Pool # G08793, 4.00%, 12/1/2047	144,007	149,413
Pool # Q53751, 3.50%, 1/1/2048	550,557	563,362
Pool # G08799, 3.00%, 2/1/2048	444,281	446,597
Pool # G08800, 3.50%, 2/1/2048	236,740	242,216
Pool # G08812, 3.00%, 4/1/2048	117,029	117,655
Pool # G08823, 3.50%, 7/1/2048	425,342	434,524
Pool # Q57420, 4.50%, 7/1/2048	104,858	109,984

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G08835, 3.50%, 9/1/2048	47,561	48,563
Pool # Q58632, 3.50%, 9/1/2048	39,471	40,294
Pool # G08836, 4.00%, 9/1/2048	620,824	641,238
Pool # G08837, 4.50%, 9/1/2048	28,464	29,743
Pool # Q59812, 4.00%, 11/1/2048	51,538	53,248
Pool # G08853, 4.50%, 12/1/2048	117,113	122,793
Pool # G08858, 4.50%, 1/1/2049	97,017	101,605
Pool # G08862, 4.00%, 2/1/2049	364,300	376,965
Pool # G08875, 3.00%, 3/1/2049	139,136	139,868
Pool # G08872, 4.00%, 4/1/2049	89,623	92,614
Pool # G08876, 3.50%, 5/1/2049	52,793	53,900
Pool # G08878, 4.50%, 5/1/2049	50,000	52,246
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	47,405	49,785
Pool # 784660, 4.00%, 4/15/2043	48,569	50,942
Pool # AL2280, 3.00%, 3/15/2045	80,652	81,957
Pool # AL9314, 3.00%, 3/15/2045	139,449	141,705
Pool # AO0544, 3.00%, 8/15/2045	65,159	66,213
Pool # 627030, 3.00%, 12/15/2045	29,761	30,245
Pool # 784429, 3.00%, 8/15/2046	202,281	206,301
Pool # BE6231, 3.50%, 2/15/2048	99,144	102,130
Pool # BF1292, 4.00%, 3/15/2048	88,817	92,129
Pool # AF8266, 3.50%, 10/15/2048	99,971	103,189
GNMA II, 15 Year
Pool # MA4625, 3.50%, 8/20/2032	75,939	77,989
GNMA II, 30 Year
Pool # 3330, 4.50%, 12/20/2032	170	179
Pool # 3459, 5.50%, 10/20/2033	31,293	34,284

Investments	Principal Amount($)	Value($)
Pool # 4222, 6.00%, 8/20/2038	25,054	28,205
Pool # 709148, 4.50%, 2/20/2039	59,742	62,217
Pool # 4446, 4.50%, 5/20/2039	7,347	7,800
Pool # 4467, 4.00%, 6/20/2039	33,663	35,272
Pool # 4468, 4.50%, 6/20/2039	6,949	7,380
Pool # 4494, 4.00%, 7/20/2039	37,564	39,365
Pool # 4495, 4.50%, 7/20/2039	29,431	31,243
Pool # 4519, 4.50%, 8/20/2039	11,038	11,718
Pool # 4539, 4.00%, 9/20/2039	15,321	16,061
Pool # 4558, 4.50%, 10/20/2039	8,979	9,533
Pool # 4576, 4.00%, 11/20/2039	16,106	17,027
Pool # 4598, 4.50%, 12/20/2039	17,763	18,859
Pool # 4617, 4.50%, 1/20/2040	23,257	24,691
Pool # 4636, 4.50%, 2/20/2040	13,564	14,401
Pool # 4656, 4.00%, 3/20/2040	26,634	27,901
Pool # 4677, 4.00%, 4/20/2040	183,320	192,100
Pool # 4678, 4.50%, 4/20/2040	3,396	3,605
Pool # 4695, 4.00%, 5/20/2040	8,479	8,935
Pool # 4696, 4.50%, 5/20/2040	3,540	3,758
Pool # 4712, 4.00%, 6/20/2040	12,537	13,139
Pool # 4800, 4.00%, 9/20/2040	14,375	15,084
Pool # 4976, 3.50%, 3/20/2041	29,503	30,481
Pool # 4977, 4.00%, 3/20/2041	51,305	53,772
Pool # 5016, 4.00%, 4/20/2041	19,743	20,693
Pool # 5054, 4.00%, 5/20/2041	31,251	32,750
Pool # 5114, 4.00%, 7/20/2041	4,284	4,490

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # 5233, 4.00%, 11/20/2041	4,994	5,234
Pool # 5259, 4.00%, 12/20/2041	18,944	19,852
Pool # 5279, 3.50%, 1/20/2042	56,546	58,362
Pool # 5330, 3.00%, 3/20/2042	36,024	36,628
Pool # MA0220, 3.50%, 7/20/2042	24,327	25,087
Pool # 796468, 4.00%, 9/20/2042	58,360	60,517
Pool # MA0534, 3.50%, 11/20/2042	167,542	172,772
Pool # AA6040, 3.00%, 1/20/2043	146,305	148,689
Pool # AD1584, 3.00%, 1/20/2043	390,282	396,478
Pool # 783755, 3.00%, 4/20/2043	330,524	336,066
Pool # 783976, 3.50%, 4/20/2043	54,475	56,176
Pool # AG2675, 4.00%, 10/20/2043	74,328	77,117
Pool # MA1376, 4.00%, 10/20/2043	307,807	322,570
Pool # MA2223, 3.50%, 9/20/2044	186,078	191,715
Pool # AI4926, 3.50%, 11/20/2044	28,680	29,714
Pool # 784026, 3.50%, 12/20/2044	276,151	283,942
Pool # MA2678, 3.50%, 3/20/2045	484,030	498,380
Pool # MA2754, 3.50%, 4/20/2045	23,658	24,359
Pool # 626942, 3.00%, 5/20/2045	522,719	526,639
Pool # MA2829, 5.00%, 5/20/2045	66,324	70,949
Pool # AM9881, 3.00%, 6/20/2045	27,917	28,329
Pool # AN2972, 4.00%, 9/20/2045	188,339	194,983
Pool # 784623, 3.50%, 10/20/2045	143,953	148,163
Pool # AO8403, 3.50%, 10/20/2045	43,790	45,005
Pool # 784098, 3.00%, 12/20/2045	24,047	24,451
Pool # AQ6659, 3.50%, 12/20/2045	402,638	413,756

Investments	Principal Amount($)	Value($)
Pool # MA3456, 4.50%, 2/20/2046	33,388	35,265
Pool # AS2837, 3.50%, 3/20/2046	523,336	537,699
Pool # MA3523, 4.50%, 3/20/2046	33,211	34,923
Pool # MA3662, 3.00%, 5/20/2046	113,111	115,043
Pool # AS4942, 4.00%, 5/20/2046	40,334	42,199
Pool # MA3735, 3.00%, 6/20/2046	821,828	835,360
Pool # MA3736, 3.50%, 6/20/2046	332,733	342,599
Pool # AW0605, 4.50%, 9/20/2046	377,210	390,381
Pool # MA4002, 2.50%, 10/20/2046	142,761	142,073
Pool # AV8383, 3.00%, 10/20/2046	62,137	63,067
Pool # MA4072, 5.00%, 11/20/2046	67,607	72,320
Pool # MA4127, 3.50%, 12/20/2046	93,332	96,100
Pool # MA4654, 4.50%, 8/20/2047	171,825	179,938
Pool # BD6940, 3.50%, 12/20/2047	38,742	39,808
Pool # 784678, 4.00%, 1/20/2048	38,383	39,802
Pool # 784474, 3.50%, 2/20/2048	290,916	298,554
Pool # MA5019, 3.50%, 2/20/2048	505,660	519,956
Pool # MA5191, 3.50%, 5/20/2048	116,875	120,180
Pool # MA5264, 4.00%, 6/20/2048	173,112	179,290
Pool # MA5265, 4.50%, 6/20/2048	70,608	73,697
Pool # MA5331, 4.50%, 7/20/2048	265,519	276,855
Pool # MA5332, 5.00%, 7/20/2048	48,702	50,893
Pool # MA5528, 4.00%, 10/20/2048	113,647	117,704
Pool # MA5651, 4.00%, 12/20/2048	530,233	549,140
Pool # BK1663, 5.00%, 12/20/2048	140,118	146,484
Pool # MA5709, 3.50%, 1/20/2049	505,871	520,173

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA5711, 4.50%, 1/20/2049	128,408	133,876
Pool # BK3770, 5.50%, 1/20/2049	79,683	85,112
Pool # MA5762, 3.50%, 2/20/2049	643,110	661,292
Pool # MA5763, 4.00%, 2/20/2049	94,228	97,596
Pool # MA5876, 4.00%, 4/20/2049	59,871	61,982
Pool # MA5931, 4.00%, 5/20/2049	90,000	93,161
UMBS, 15 Year
Pool # AC3256, 4.50%, 9/1/2024	76,085	78,672
Pool # AC7007, 4.50%, 1/1/2025	103,418	106,729
Pool # AL9580, 4.00%, 3/1/2025	64,606	66,749
Pool # 932724, 4.00%, 4/1/2025	24,960	25,784
Pool # AK4047, 3.00%, 2/1/2027	124,149	126,432
Pool # AL1561, 3.50%, 4/1/2027	3,923	4,033
Pool # AL2605, 3.00%, 6/1/2027	89,872	91,525
Pool # AO4400, 2.50%, 7/1/2027	237,392	238,719
Pool # AB6811, 2.50%, 10/1/2027	39,008	39,226
Pool # AQ9442, 2.00%, 12/1/2027	71,516	70,772
Pool # AP6059, 2.00%, 6/1/2028	29,683	29,374
Pool # AS3345, 2.00%, 7/1/2029	27,349	27,065
Pool # AL7205, 3.50%, 12/1/2029	285,454	293,552
Pool # BM4202, 3.50%, 12/1/2029	237,870	244,603
Pool # AS5278, 2.50%, 6/1/2030	63,029	63,110
Pool # MA2684, 3.00%, 7/1/2031	282,456	286,691
Pool # BD1493, 2.50%, 9/1/2031	67,293	67,380
Pool # BD5647, 2.00%, 11/1/2031	37,261	36,550
Pool # BM5490, 3.50%, 11/1/2031	59,286	61,002
Pool # BM4993, 3.50%, 3/1/2032	142,699	146,877

Investments	Principal Amount($)	Value($)
Pool # BM4741, 3.00%, 4/1/2032	67,477	68,643
Pool # MA3188, 3.00%, 11/1/2032	75,027	76,158
Pool # BH7081, 2.50%, 12/1/2032	187,063	187,131
Pool # MA3547, 3.00%, 12/1/2033	34,986	35,500
Pool # BD9105, 4.00%, 1/1/2034	139,341	145,020
UMBS, 20 Year
Pool # AL6159, 4.50%, 1/1/2032	125,817	131,771
Pool # MA2079, 4.00%, 11/1/2034	39,546	41,585
Pool # MA2287, 3.00%, 6/1/2035	104,662	106,156
Pool # AL6970, 3.50%, 7/1/2035	78,129	80,417
Pool # MA2508, 4.00%, 1/1/2036	141,860	149,184
Pool # MA3519, 4.00%, 11/1/2038	69,143	72,163
UMBS, 30 Year
4.00%	30,000	30,979
4.50%	59,917	63,791
5.00%	60,057	63,520
Pool # 725232, 5.00%, 3/1/2034	23,743	25,500
Pool # 790003, 6.00%, 8/1/2034	24,732	27,652
Pool # 735503, 6.00%, 4/1/2035	81,852	91,790
Pool # BH7907, 6.50%, 12/1/2037	35,155	40,464
Pool # BC1637, 5.00%, 6/1/2039	98,250	105,771
Pool # 190399, 5.50%, 11/1/2039	192,326	209,134
Pool # AD0700, 5.50%, 1/1/2040	109,661	119,081
Pool # AB1143, 4.50%, 6/1/2040	178,410	191,984
Pool # AB1259, 5.00%, 7/1/2040	97,951	105,432
Pool # BM3090, 3.50%, 2/1/2041	514,121	528,397
Pool # AL0241, 4.00%, 4/1/2041	135,716	141,227
Pool # AK2386, 3.50%, 2/1/2042	90,117	92,622
Pool # AK7028, 4.00%, 4/1/2042	168,647	175,503

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AO4134, 3.50%, 6/1/2042	29,800	30,718
Pool # AO8694, 4.50%, 7/1/2042	39,776	41,599
Pool # AB6632, 3.50%, 10/1/2042	636,828	654,538
Pool # AB7580, 3.00%, 1/1/2043	371,312	374,786
Pool # AQ1104, 3.00%, 1/1/2043	70,057	70,712
Pool # AR4239, 3.00%, 2/1/2043	83,055	83,828
Pool # AR2315, 3.50%, 2/1/2043	232,798	240,619
Pool # AR6770, 4.00%, 3/1/2043	59,026	62,007
Pool # AT8912, 3.00%, 7/1/2043	289,884	292,597
Pool # AU3735, 3.00%, 8/1/2043	292,309	295,044
Pool # BM3704, 3.00%, 9/1/2043	88,336	88,856
Pool # BM4635, 2.50%, 10/1/2043	336,919	332,984
Pool # AL7696, 3.00%, 12/1/2043	137,375	138,660
Pool # AV4894, 4.50%, 12/1/2043	1,652	1,774
Pool # AS1557, 4.00%, 1/1/2044	126,907	132,886
Pool # BM5365, 4.00%, 3/1/2044	194,452	202,204
Pool # AL5853, 5.00%, 5/1/2044	1,793	1,926
Pool # AS2700, 4.00%, 6/1/2044	122,120	128,377
Pool # AS2947, 4.00%, 7/1/2044	118,261	123,785
Pool # AL9072, 5.00%, 7/1/2044	179,087	192,735
Pool # AL9569, 5.00%, 8/1/2044	399,338	433,943
Pool # AX2491, 4.00%, 10/1/2044	25,500	26,465
Pool # AS3710, 4.00%, 11/1/2044	78,456	82,152
Pool # AS4012, 3.50%, 12/1/2044	149,217	153,745
Pool # BM5171, 4.00%, 1/1/2045	128,779	133,977
Pool # AS4402, 3.50%, 2/1/2045	245,531	254,443

Investments	Principal Amount($)	Value($)
Pool # BM3398, 3.50%, 4/1/2045	30,029	30,938
Pool # AS5570, 3.50%, 8/1/2045	137,770	141,113
Pool # AS5778, 3.50%, 9/1/2045	58,361	59,749
Pool # AS5851, 4.50%, 9/1/2045	54,687	57,541
Pool # AS6196, 3.50%, 11/1/2045	77,076	78,849
Pool # AS6686, 4.50%, 1/1/2046	35,068	36,730
Pool # AS6654, 3.50%, 2/1/2046	51,649	52,866
Pool # AS6613, 4.00%, 2/1/2046	120,822	125,290
Pool # AL9128, 4.50%, 2/1/2046	77,430	82,772
Pool # AS6795, 4.00%, 3/1/2046	158,303	164,130
Pool # BC1863, 2.50%, 5/1/2046	32,151	31,646
Pool # AL8936, 4.50%, 5/1/2046	44,806	47,279
Pool # AS7376, 3.00%, 6/1/2046	700,111	706,483
Pool # BM5587, 4.00%, 6/1/2046	247,992	257,525
Pool # BD2357, 4.50%, 7/1/2046	199,939	209,877
Pool # MA2806, 3.00%, 11/1/2046	656,875	659,790
Pool # BM4990, 2.50%, 1/1/2047	25,203	24,902
Pool # AL9916, 4.00%, 2/1/2047	178,646	185,077
Pool # MA2920, 3.00%, 3/1/2047	22,156	22,350
Pool # AS8966, 4.00%, 3/1/2047	482,621	500,419
Pool # BM5220, 3.50%, 5/1/2047	115,161	117,789
Pool # BH7375, 3.50%, 8/1/2047	228,094	233,307
Pool # CA0553, 4.00%, 8/1/2047	303,737	314,896
Pool # CA0850, 3.00%, 9/1/2047	149,240	150,149
Pool # BH9394, 3.50%, 10/1/2047	289,169	296,149
Pool # MA3237, 3.00%, 1/1/2048	881,087	884,990

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # BM3475, 4.00%, 1/1/2048	89,196	93,907
Pool # BJ5910, 3.50%, 2/1/2048	296,295	306,900
Pool # MA3276, 3.50%, 2/1/2048	245,523	251,224
Pool # MA3305, 3.50%, 3/1/2048	27,123	27,749
Pool # CA2687, 3.00%, 5/1/2048	49,392	49,854
Pool # BM4054, 4.00%, 5/1/2048	238,858	250,419
Pool # MA3425, 3.00%, 6/1/2048	126,283	126,842
Pool # BM4757, 3.50%, 7/1/2048	194,422	198,948
Pool # MA3414, 3.50%, 7/1/2048	74,487	76,012
Pool # MA3472, 5.00%, 9/1/2048	86,788	91,656
Pool # MA3495, 4.00%, 10/1/2048	262,285	271,675
Pool # MA3521, 4.00%, 11/1/2048	232,219	239,591
Pool # MA3536, 4.00%, 12/1/2048	139,267	143,722
Pool # MA3603, 3.00%, 2/1/2049	40,818	40,998
Pool # MA3592, 4.00%, 2/1/2049	512,690	530,052
Pool # MA3593, 4.50%, 2/1/2049	396,729	414,622
Pool # MA3614, 3.50%, 3/1/2049	39,645	40,461
Pool # MA3637, 3.50%, 4/1/2049	159,966	163,244
Pool # MA3638, 4.00%, 4/1/2049	138,874	143,367
Pool # MA3639, 4.50%, 4/1/2049	29,794	31,110

TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,473,153)		44,158,277

CORPORATE BONDS — 25.2%
Aerospace & Defense — 0.7%
Boeing Co. (The)
1.65%, 10/30/2020	101,000	99,893
2.80%, 3/1/2023	26,000	26,153
2.80%, 3/1/2024	100,000	100,880
2.60%, 10/30/2025	47,000	46,539

Investments	Principal Amount($)	Value($)
3.25%, 3/1/2028	100,000	101,610
3.45%, 11/1/2028	50,000	51,484
3.55%, 3/1/2038	105,000	103,148
3.50%, 3/1/2039	128,000	124,766
5.88%, 2/15/2040	40,000	51,208
3.38%, 6/15/2046	52,000	47,940
3.83%, 3/1/2059	39,000	37,942
Hexcel Corp. 3.95%, 2/15/2027	125,000	126,592
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	50,000	49,585
4.60%, 6/15/2028	100,000	103,405

		1,071,145

Auto Components — 0.1%
Lear Corp. 5.25%, 1/15/2025	151,000	156,258

Banks — 3.3%
Bancolombia SA (Colombia) 5.95%, 6/3/2021	300,000	315,000
BankUnited, Inc. 4.88%, 11/17/2025	61,000	65,212
Canadian Imperial Bank of Commerce (Canada)
2.70%, 2/2/2021	100,000	100,366
2.55%, 6/16/2022	26,000	26,018
3.50%, 9/13/2023	292,000	302,737
3.10%, 4/2/2024	45,000	45,490
Comerica, Inc. 3.70%, 7/31/2023	208,000	216,134
Commonwealth Bank of Australia (Australia) 2.55%, 3/15/2021	250,000	250,371
Discover Bank
4.20%, 8/8/2023	250,000	262,671
4.65%, 9/13/2028	90,000	95,473
First Republic Bank 2.50%, 6/6/2022	100,000	99,766
Huntington Bancshares, Inc.
2.30%, 1/14/2022	136,000	135,014
4.00%, 5/15/2025	102,000	107,846
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 4/12/2021	145,000	146,550
1.75%, 9/15/2021	30,000	29,831
2.50%, 2/15/2022	25,000	25,337
2.13%, 3/7/2022	100,000	100,400
2.63%, 2/28/2024	82,000	84,211
2.00%, 5/2/2025	83,000	82,704
2.88%, 4/3/2028	74,000	77,414
Landesbank Baden-Wuerttemberg (Germany) 7.63%, 2/1/2023	25,000	29,581

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Landwirtschaftliche Rentenbank (Germany)
3.13%, 11/14/2023	31,000	32,473
2.00%, 1/13/2025	25,000	24,925
M&T Bank Corp. 3.55%, 7/26/2023	412,000	428,124
National Bank of Canada (Canada) 2.15%, 6/12/2020	250,000	249,093
Oesterreichische Kontrollbank AG (Austria) 3.13%, 11/7/2023	50,000	52,195
RBC USA Holdco Corp. 5.25%, 9/15/2020	25,000	25,861
Royal Bank of Canada (Canada)
2.50%, 1/19/2021	70,000	70,212
3.20%, 4/30/2021	50,000	50,742
2.75%, 2/1/2022	373,000	376,641
3.70%, 10/5/2023	100,000	104,324
Skandinaviska Enskilda Banken AB (Sweden) 2.63%, 3/15/2021	267,000	267,357
SunTrust Bank
2.45%, 8/1/2022	79,000	78,692
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (a)	121,000	123,209
3.20%, 4/1/2024	127,000	129,343
4.05%, 11/3/2025	113,000	120,377
SunTrust Banks, Inc.
2.90%, 3/3/2021	108,000	108,531
4.00%, 5/1/2025	200,000	211,815
SVB Financial Group 5.38%, 9/15/2020	185,000	191,509
Synovus Financial Corp. 3.13%, 11/1/2022	111,000	110,401

		5,353,950

Beverages — 0.1%
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	110,000	113,907
Diageo Investment Corp. (United Kingdom) 4.25%, 5/11/2042	64,000	69,713

		183,620

Biotechnology — 0.3%
Biogen, Inc.
2.90%, 9/15/2020	47,000	47,142
3.63%, 9/15/2022	215,000	219,868
4.05%, 9/15/2025	183,000	191,881
5.20%, 9/15/2045	86,000	95,687

		554,578

Building Products — 0.0% (b)
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,957

Investments	Principal Amount($)	Value($)
Capital Markets — 2.8%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	53,000	55,921
Ameriprise Financial, Inc.
3.00%, 3/22/2022	28,000	28,257
4.00%, 10/15/2023	55,000	57,855
3.70%, 10/15/2024	47,000	49,140
2.88%, 9/15/2026	188,000	185,475
Apollo Investment Corp. 5.25%, 3/3/2025	89,000	90,166
BGC Partners, Inc. 5.38%, 7/24/2023	89,000	92,467
BlackRock, Inc.
4.25%, 5/24/2021	89,000	92,391
3.38%, 6/1/2022	101,000	103,983
3.50%, 3/18/2024	120,000	125,610
3.20%, 3/15/2027	437,000	446,494
Brookfield Finance, Inc. (Canada)
4.25%, 6/2/2026	44,000	45,339
3.90%, 1/25/2028	53,000	52,911
4.70%, 9/20/2047	287,000	291,875
Cboe Global Markets, Inc. 3.65%, 1/12/2027	25,000	25,804
CME Group, Inc.
3.75%, 6/15/2028	141,000	150,959
5.30%, 9/15/2043	149,000	188,041
Eaton Vance Corp. 3.63%, 6/15/2023	77,000	79,853
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	156,000	156,083
2.35%, 9/15/2022	90,000	88,676
4.00%, 10/15/2023	125,000	131,675
3.10%, 9/15/2027	75,000	75,426
3.75%, 9/21/2028	50,000	52,428
4.25%, 9/21/2048	75,000	80,501
Janus Capital Group, Inc. (United Kingdom) 4.88%, 8/1/2025	25,000	26,813
Lazard Group LLC
3.75%, 2/13/2025	254,000	260,150
3.63%, 3/1/2027	170,000	168,736
4.50%, 9/19/2028	100,000	104,957
Nasdaq, Inc.
4.25%, 6/1/2024	143,000	152,018
3.85%, 6/30/2026	100,000	102,849
S&P Global, Inc.
3.30%, 8/14/2020	66,000	66,517
4.00%, 6/15/2025	51,000	54,792
2.95%, 1/22/2027	224,000	223,446
4.50%, 5/15/2048	94,000	105,045
Stifel Financial Corp.
3.50%, 12/1/2020	75,000	75,864
4.25%, 7/18/2024	26,000	26,956

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	103,000	104,188
3.75%, 4/1/2024	144,000	150,822
3.30%, 4/1/2027	52,000	52,923

		4,423,406

Chemicals — 1.0%
Ecolab, Inc.
4.35%, 12/8/2021	25,000	26,171
3.25%, 1/14/2023	27,000	27,566
5.50%, 12/8/2041	35,000	44,262
3.95%, 12/1/2047	291,000	306,190
LYB International Finance BV
4.00%, 7/15/2023	380,000	394,537
5.25%, 7/15/2043	75,000	78,568
4.88%, 3/15/2044	26,000	25,975
LYB International Finance II BV 3.50%, 3/2/2027	50,000	48,588
LyondellBasell Industries NV
6.00%, 11/15/2021	100,000	106,772
4.63%, 2/26/2055	43,000	39,865
Methanex Corp. (Canada) 5.65%, 12/1/2044	154,000	149,641
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,550
SASOL Financing USA LLC (South Africa) 6.50%, 9/27/2028	335,000	364,647

		1,664,332

Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom)
3.13%, 10/15/2022	35,000	35,421
3.50%, 3/16/2023	69,000	70,885
4.00%, 3/18/2029	63,000	65,313

		171,619

Communications Equipment — 0.2%
Motorola Solutions, Inc.
3.75%, 5/15/2022	42,000	43,174
3.50%, 3/1/2023	90,000	91,436
4.00%, 9/1/2024	95,000	98,267
4.60%, 2/23/2028	40,000	41,281
5.50%, 9/1/2044	87,000	87,997

		362,155

Consumer Finance — 1.7%
American Express Co.
3.38%, 5/17/2021	40,000	40,558
2.50%, 8/1/2022	40,000	39,815
3.40%, 2/27/2023	40,000	40,966
3.00%, 10/30/2024	28,000	28,152
4.05%, 12/3/2042	214,000	227,440
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	30,000	30,052
2.70%, 3/3/2022	95,000	95,405
3.30%, 5/3/2027	300,000	309,258

Investments	Principal Amount($)	Value($)
Capital One Financial Corp.
2.40%, 10/30/2020	334,000	333,308
4.75%, 7/15/2021	30,000	31,304
3.20%, 1/30/2023	220,000	222,605
3.75%, 4/24/2024	58,000	59,926
3.30%, 10/30/2024	57,000	57,411
3.80%, 1/31/2028	40,000	39,992
Discover Financial Services
3.85%, 11/21/2022	230,000	237,405
3.95%, 11/6/2024	57,000	58,984
3.75%, 3/4/2025	104,000	105,396
4.10%, 2/9/2027	35,000	35,418
Synchrony Financial
3.75%, 8/15/2021	526,000	534,581
4.25%, 8/15/2024	50,000	51,072
4.50%, 7/23/2025	25,000	25,584
3.70%, 8/4/2026	69,000	66,443
5.15%, 3/19/2029	100,000	103,772

		2,774,847

Containers & Packaging — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	65,000	74,470

Diversified Financial Services — 0.1%
Private Export Funding Corp. Series BB, 4.30%, 12/15/2021	84,000	88,501

Diversified Telecommunication Services — 0.7%
Bell Canada, Inc. (Canada) 4.46%, 4/1/2048	65,000	69,052
TELUS Corp. (Canada)
2.80%, 2/16/2027	50,000	48,339
4.60%, 11/16/2048	159,000	170,406
Verizon Communications, Inc.
3.13%, 3/16/2022	25,000	25,429
3.50%, 11/1/2024	159,000	164,774
3.38%, 2/15/2025	6,000	6,162
2.63%, 8/15/2026	25,000	24,270
4.33%, 9/21/2028	25,000	27,051
4.02%, 12/3/2029 (c)	163,000	172,228
7.75%, 12/1/2030	51,000	70,137
4.40%, 11/1/2034	91,000	96,787
6.40%, 2/15/2038	40,000	50,300
4.81%, 3/15/2039	25,000	27,285
3.85%, 11/1/2042	59,000	57,158
4.52%, 9/15/2048	28,000	29,505
5.01%, 4/15/2049	37,000	41,822
4.67%, 3/15/2055	47,000	50,344

		1,131,049

Electric Utilities — 1.1%
Arizona Public Service Co.
3.15%, 5/15/2025	53,000	54,256
2.95%, 9/15/2027	55,000	54,769

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
5.05%, 9/1/2041	25,000	28,662
4.50%, 4/1/2042	46,000	50,370
3.75%, 5/15/2046	39,000	38,514
4.20%, 8/15/2048	39,000	41,141
Baltimore Gas & Electric Co.
2.40%, 8/15/2026	91,000	87,397
3.50%, 8/15/2046	404,000	395,691
DTE Electric Co.
3.38%, 3/1/2025	25,000	25,839
4.30%, 7/1/2044	106,000	116,997
Enel Americas SA (Chile) 4.00%, 10/25/2026	112,000	111,720
Enel Chile SA (Chile) 4.88%, 6/12/2028	134,000	142,892
Exelon Corp.
5.15%, 12/1/2020	60,000	61,825
4.95%, 6/15/2035	62,000	68,622
Iberdrola International BV (Spain) 6.75%, 7/15/2036	148,000	188,189
NextEra Energy Capital Holdings, Inc.
Series H, 3.34%, 9/1/2020	25,000	25,232
2.80%, 1/15/2023	75,000	75,220
3.55%, 5/1/2027	38,000	39,064
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028	25,000	26,107
4.15%, 4/1/2047	27,000	28,413
Public Service Electric & Gas Co.
2.38%, 5/15/2023	70,000	69,896
3.65%, 9/1/2042	25,000	24,957
UIL Holdings Corp. 4.63%, 10/1/2020	27,000	27,579

		1,783,352

Electrical Equipment — 0.1%
Legrand France SA (France) 8.50%, 2/15/2025	29,000	36,412
Rockwell Automation, Inc.
3.50%, 3/1/2029	59,000	61,620
4.20%, 3/1/2049	66,000	72,459

		170,491

Electronic Equipment, Instruments & Components — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	70,000	67,994
Keysight Technologies, Inc. 4.60%, 4/6/2027	73,000	77,258

		145,252

Energy Equipment & Services — 0.0% (b)
Helmerich & Payne, Inc. 4.65%, 3/15/2025 (c)	30,000	31,657

Entertainment — 0.5%
Electronic Arts, Inc. 4.80%, 3/1/2026	110,000	120,852

Investments	Principal Amount($)	Value($)
TWDC Enterprises 18 Corp.
7.00%, 3/1/2032	25,000	35,119
3.70%, 12/1/2042	50,000	51,294
3.00%, 7/30/2046	417,000	377,659
Walt Disney Co. (The)
4.50%, 2/15/2021 (c)	235,000	243,077
3.00%, 9/15/2022 (c)	25,000	25,393

		853,394

Equity Real Estate Investment Trusts (REITs) — 0.0% (b)
Rayonier, Inc. 3.75%, 4/1/2022	25,000	25,347

Food & Staples Retailing — 0.5%
Ahold Finance USA LLC (Netherlands) 6.88%, 5/1/2029	30,000	36,819
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	127,000	145,453
Sysco Corp.
2.50%, 7/15/2021	46,000	45,978
3.55%, 3/15/2025	164,000	169,230
3.75%, 10/1/2025	25,000	26,061
3.30%, 7/15/2026	150,000	151,025
3.25%, 7/15/2027	143,000	143,438
5.38%, 9/21/2035	50,000	58,153

		776,157

Food Products — 0.1%
Flowers Foods, Inc. 3.50%, 10/1/2026	114,000	112,685
Ingredion, Inc. 3.20%, 10/1/2026	32,000	31,449

		144,134

Gas Utilities — 0.2%
National Fuel Gas Co.
4.90%, 12/1/2021	67,000	69,513
3.75%, 3/1/2023	72,000	73,108
5.20%, 7/15/2025	50,000	53,849
3.95%, 9/15/2027	40,000	39,631

		236,101

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.
1.70%, 8/15/2021	25,000	24,568
2.60%, 8/15/2026	143,000	139,720
3.50%, 8/15/2046	50,000	44,949
Edwards Lifesciences Corp. 4.30%, 6/15/2028	105,000	111,583
Koninklijke Philips NV (Netherlands)
6.88%, 3/11/2038	49,000	66,126
5.00%, 3/15/2042	134,000	153,448
Stryker Corp.
2.63%, 3/15/2021	27,000	26,976
3.38%, 5/15/2024	73,000	75,225
3.38%, 11/1/2025	32,000	33,200

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.50%, 3/15/2026	71,000	73,225
3.65%, 3/7/2028	334,000	346,945
4.38%, 5/15/2044	50,000	53,220
4.63%, 3/15/2046	53,000	58,427

		1,207,612

Hotels, Restaurants & Leisure — 0.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	29,000	31,076
Darden Restaurants, Inc.
3.85%, 5/1/2027	45,000	46,129
4.55%, 2/15/2048	75,000	74,479

		151,684

Household Durables — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	56,000	59,021
NVR, Inc. 3.95%, 9/15/2022	75,000	77,701

		136,722

Household Products — 0.2%
Church & Dwight Co., Inc.
2.45%, 8/1/2022	98,000	97,469
3.15%, 8/1/2027	49,000	48,746
3.95%, 8/1/2047	51,000	49,720
Clorox Co. (The)
3.05%, 9/15/2022	60,000	61,086
3.50%, 12/15/2024	62,000	64,490
3.10%, 10/1/2027	65,000	65,078

		386,589

Independent Power and Renewable Electricity Producers — 0.3%
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	25,000	25,638
Exelon Generation Co. LLC
3.40%, 3/15/2022	104,000	105,955
4.25%, 6/15/2022	75,000	78,129
PSEG Power LLC
3.00%, 6/15/2021	50,000	50,292
3.85%, 6/1/2023	25,000	25,818
8.63%, 4/15/2031	171,000	232,226

		518,058

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.
3.75%, 11/15/2022	86,000	87,889
3.50%, 12/1/2024	50,000	50,737
3.75%, 12/1/2027	50,000	49,933
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 2/21/2021	417,000	419,055

		607,614

Insurance — 0.1%
Loews Corp.
2.63%, 5/15/2023	107,000	107,120
3.75%, 4/1/2026	52,000	54,369
6.00%, 2/1/2035	30,000	37,006
4.13%, 5/15/2043	26,000	26,448

		224,943

Investments	Principal Amount($)	Value($)
Interactive Media & Services — 0.2%
Alphabet, Inc.
3.63%, 5/19/2021	95,000	97,584
3.38%, 2/25/2024	40,000	41,932
2.00%, 8/15/2026	205,000	196,329

		335,845

Internet & Direct Marketing Retail — 0.2%
Booking Holdings, Inc.
2.75%, 3/15/2023	100,000	100,140
3.65%, 3/15/2025	64,000	66,757
3.60%, 6/1/2026	59,000	61,160
3.55%, 3/15/2028	51,000	52,520

		280,577

IT Services — 0.3%
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	53,000	53,383
Mastercard, Inc.
2.00%, 11/21/2021	100,000	99,152
3.38%, 4/1/2024	35,000	36,432
3.50%, 2/26/2028	63,000	66,230
3.80%, 11/21/2046	116,000	120,564
3.95%, 2/26/2048	71,000	76,392

		452,153

Leisure Products — 0.1%
Hasbro, Inc.
3.15%, 5/15/2021	77,000	77,476
3.50%, 9/15/2027	55,000	54,975
6.35%, 3/15/2040	60,000	70,382

		202,833

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/2020	28,000	28,716
3.20%, 10/1/2022	118,000	119,254
3.88%, 7/15/2023	93,000	96,715
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	25,835

		270,520

Machinery — 0.2%
Crane Co.
4.45%, 12/15/2023	46,000	48,827
4.20%, 3/15/2048	25,000	24,404
Fortive Corp.
3.15%, 6/15/2026	112,000	110,940
4.30%, 6/15/2046	25,000	25,380
IDEX Corp. 4.50%, 12/15/2020	85,000	87,206

		296,757

Metals & Mining — 1.2%
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	117,000	109,980

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	50,000	67,689
6.13%, 12/15/2033	120,000	157,251
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	25,000	30,051
Rio Tinto Finance USA plc (Australia)
4.75%, 3/22/2042	90,000	102,471
4.13%, 8/21/2042	412,000	438,857
Teck Resources Ltd. (Canada)
6.00%, 8/15/2040	46,000	47,547
6.25%, 7/15/2041	206,000	215,865
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	253,000	275,137
Vale Overseas Ltd. (Brazil)
6.88%, 11/21/2036	141,000	157,920
6.88%, 11/10/2039	100,000	112,250
Vale SA (Brazil) 5.63%, 9/11/2042	273,000	273,683

		1,988,701

Multiline Retail — 0.2%
Dollar General Corp.
3.25%, 4/15/2023	46,000	46,617
4.15%, 11/1/2025	142,000	149,734
3.88%, 4/15/2027	40,000	40,969
4.13%, 5/1/2028	25,000	26,037
Nordstrom, Inc.
4.00%, 10/15/2021	52,000	53,358
6.95%, 3/15/2028	50,000	58,196

		374,911

Multi-Utilities — 0.2%
DTE Energy Co.
Series B, 3.30%, 6/15/2022	27,000	27,435
3.80%, 3/15/2027	25,000	25,801
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	55,000	54,206
2.65%, 11/15/2022	146,000	145,688

		253,130

Oil, Gas & Consumable Fuels — 3.6%
Boardwalk Pipelines LP
3.38%, 2/1/2023	93,000	92,887
4.95%, 12/15/2024	75,000	79,479
5.95%, 6/1/2026	66,000	72,366
4.45%, 7/15/2027	25,000	25,023
Burlington Resources LLC 5.95%, 10/15/2036	115,000	147,286
Cimarex Energy Co.
4.38%, 6/1/2024	50,000	52,314
3.90%, 5/15/2027	103,000	104,247
ConocoPhillips Co.
2.40%, 12/15/2022	190,000	189,962
4.30%, 11/15/2044	291,000	311,871
ConocoPhillips Holding Co. 6.95%, 4/15/2029	142,000	184,867

Investments	Principal Amount($)	Value($)
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	55,000	59,889
5.38%, 6/26/2026	20,000	21,304
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	27,000	33,583
EOG Resources, Inc.
2.63%, 3/15/2023	152,000	151,987
3.15%, 4/1/2025	29,000	29,416
4.15%, 1/15/2026	26,000	27,820
3.90%, 4/1/2035	242,000	250,173
Equinor ASA (Norway)
2.90%, 11/8/2020	35,000	35,216
3.63%, 9/10/2028	40,000	42,108
HollyFrontier Corp. 5.88%, 4/1/2026	131,000	141,226
Magellan Midstream Partners LP
4.25%, 2/1/2021	71,000	72,738
5.00%, 3/1/2026	220,000	240,538
5.15%, 10/15/2043	30,000	32,644
4.25%, 9/15/2046	36,000	35,634
Nexen, Inc. (China)
7.88%, 3/15/2032	60,000	85,647
5.88%, 3/10/2035	40,000	49,281
Petro-Canada (Canada) 6.80%, 5/15/2038	29,000	38,345
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	50,000	51,975
4.63%, 9/21/2023	50,000	49,685
6.63%, 6/15/2038	25,000	22,680
5.50%, 6/27/2044	55,000	44,359
Phillips 66
4.30%, 4/1/2022	100,000	104,537
3.90%, 3/15/2028	345,000	355,260
4.65%, 11/15/2034	228,000	245,614
5.88%, 5/1/2042	38,000	45,339
4.88%, 11/15/2044	157,000	171,456
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	41,000	51,218
6.50%, 6/15/2038	70,000	90,403
6.85%, 6/1/2039	90,000	119,976
4.00%, 11/15/2047	698,000	690,414
Valero Energy Corp.
3.65%, 3/15/2025	149,000	154,005
3.40%, 9/15/2026	30,000	29,721
4.35%, 6/1/2028	174,000	181,211
7.50%, 4/15/2032	25,000	32,998
6.63%, 6/15/2037	125,000	151,790
4.90%, 3/15/2045	100,000	104,081
Valero Energy Partners LP
4.38%, 12/15/2026	96,000	101,450
4.50%, 3/15/2028	45,000	47,633

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Western Midstream Operating LP
5.38%, 6/1/2021	301,000	310,183
4.00%, 7/1/2022	79,000	79,470

		5,843,309

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	35,000	35,789
6.00%, 5/15/2037	35,000	45,158
4.38%, 6/15/2045	51,000	57,228
4.15%, 3/15/2047	79,000	86,640

		224,815

Pharmaceuticals — 0.9%
Johnson & Johnson
2.63%, 1/15/2025	25,000	25,182
2.45%, 3/1/2026	29,000	28,598
5.95%, 8/15/2037	25,000	32,898
3.40%, 1/15/2038	107,000	106,628
4.50%, 9/1/2040	40,000	45,371
4.50%, 12/5/2043	25,000	29,013
3.70%, 3/1/2046	445,000	460,939
3.75%, 3/3/2047	56,000	58,421
Zoetis, Inc.
3.45%, 11/13/2020	38,000	38,446
3.25%, 8/20/2021	90,000	91,089
3.25%, 2/1/2023	176,000	178,722
4.50%, 11/13/2025	20,000	21,497
3.00%, 9/12/2027	100,000	98,308
3.90%, 8/20/2028	136,000	142,051
3.95%, 9/12/2047	25,000	25,122
4.45%, 8/20/2048	51,000	54,643

		1,436,928

Professional Services — 0.5%
Thomson Reuters Corp. (Canada)
4.30%, 11/23/2023	53,000	55,720
3.35%, 5/15/2026	50,000	49,375
5.85%, 4/15/2040	132,000	151,638
5.65%, 11/23/2043	282,000	313,600
Verisk Analytics, Inc. 5.80%, 5/1/2021	235,000	249,124

		819,457

Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc.
3.38%, 3/15/2023	58,000	58,914
3.45%, 6/15/2027	50,000	49,282
Micron Technology, Inc. 5.50%, 2/1/2025	280,000	286,972
Texas Instruments, Inc.
2.75%, 3/12/2021	119,000	120,008
2.90%, 11/3/2027	130,000	130,734
4.15%, 5/15/2048	99,000	108,220

		754,130

Software — 0.1%
Cadence Design Systems, Inc. 4.38%, 10/15/2024	96,000	100,511
Citrix Systems, Inc. 4.50%, 12/1/2027	116,000	118,304

		218,815

Investments	Principal Amount($)	Value($)
Specialty Retail — 0.3%
Best Buy Co., Inc.
5.50%, 3/15/2021	104,000	108,334
4.45%, 10/1/2028	48,000	49,459
TJX Cos., Inc. (The)
2.75%, 6/15/2021	85,000	85,656
2.50%, 5/15/2023	25,000	25,185
2.25%, 9/15/2026	137,000	133,314

		401,948

Technology Hardware, Storage & Peripherals — 0.3%
HP, Inc.
4.30%, 6/1/2021	130,000	134,107
4.38%, 9/15/2021	40,000	41,482
4.65%, 12/9/2021	25,000	26,180
4.05%, 9/15/2022	98,000	101,702
6.00%, 9/15/2041	161,000	174,133

		477,604

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
2.25%, 5/1/2023	33,000	32,919
3.63%, 5/1/2043	152,000	155,241
3.88%, 11/1/2045	56,000	58,446
3.38%, 11/1/2046	76,000	73,619
VF Corp.
3.50%, 9/1/2021	50,000	51,067
6.45%, 11/1/2037	27,000	35,910

		407,202

TOTAL CORPORATE BONDS (Cost $39,411,306)		40,473,629

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	30,000	31,161
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	20,000	22,377
BENCHMARK Mortgage Trust
Series 2018-B2, Class B, 4.20%, 2/15/2051 ‡(d)	20,000	21,550
Series 2018-B6, Class A2, 4.20%, 10/10/2051	50,000	53,448
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	20,000	20,676
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	10,000	10,866

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CFCRE Commercial Mortgage Trust Series 2016-C7, Class ASB, 3.64%, 12/10/2054	20,000	20,832
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AAB, 3.48%, 5/10/2047	20,000	20,503
Series 2014-GC23, Class B, 4.17%, 7/10/2047 ‡(d)	30,000	31,383
Series 2014-GC25, Class AAB, 3.37%, 10/10/2047	29,000	29,597
Series 2016-P4, Class A2, 2.45%, 7/10/2049	41,000	40,838
Series 2016-P5, Class A2, 2.40%, 10/10/2049	50,000	49,793
Commercial Mortgage Trust
Series 2013-CR9, Class A4, 4.23%, 7/10/2045 (d)	50,000	53,314
Series 2012-CR3, Class ASB, 2.37%, 10/15/2045	26,550	26,484
Series 2012-CR4, Class ASB, 2.44%, 10/15/2045	14,022	13,974
Series 2013-CR7, Class A4, 3.21%, 3/10/2046	74,432	76,114
Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (d)	40,000	42,341
Series 2014-CR20, Class A3, 3.33%, 11/10/2047	45,000	46,467
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A2, 3.16%, 11/15/2048	60,000	60,287
Series 2016-C5, Class A5, 3.76%, 11/15/2048	27,000	28,496
FHLMC Multifamily Structured Pass-Through Certificates
Series K009, Class A2, 3.81%, 8/25/2020	24,777	25,062
Series K019, Class A2, 2.27%, 3/25/2022	20,000	20,063
Series K023, Class A1, 1.58%, 4/25/2022	22,263	22,023
Series K027, Class A2, 2.64%, 1/25/2023	50,000	50,689
Series K029, Class A2, 3.32%, 2/25/2023	150,000	155,622
Series K036, Class A2, 3.53%, 10/25/2023 (d)	162,000	170,116
Series K725, Class AM, 3.10%, 2/25/2024	50,000	51,502
Series K728, Class A2, 3.06%, 8/25/2024 (d)	50,000	51,552
Series K040, Class A2, 3.24%, 9/25/2024	70,000	72,914

Investments	Principal Amount($)	Value($)
Series K048, Class A1, 2.69%, 12/25/2024	42,273	42,822
Series K731, Class A2, 3.60%, 2/25/2025 (d)	50,000	52,882
Series K051, Class A2, 3.31%, 9/25/2025	40,000	41,949
Series K063, Class A1, 3.05%, 8/25/2026	47,672	48,957
Series K156, Class A3, 3.70%, 6/25/2033 (d)	91,000	98,533
FNMA ACES
Series 2012-M1, Class A2, 2.73%, 10/25/2021	45,413	45,739
Series 2014-M1, Class A2, 3.22%, 7/25/2023 (d)	54,871	56,499
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	48,679	50,865
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (d)	48,055	50,294
Series 2017-M10, Class AV2, 2.56%, 7/25/2024 (d)	50,000	50,289
Series 2018-M10, Class A2, 3.39%, 7/25/2028 (d)	40,000	42,215
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (d)	35,000	37,482
Series 2018-M13, Class A1, 3.70%, 3/25/2030 (d)	34,884	37,795
GS Mortgage Securities Corp. II
Series 2013-GC10, Class AAB, 2.56%, 2/10/2046	14,687	14,699
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	25,000	25,902
GS Mortgage Securities Trust
Series 2011-GC5, Class A4, 3.71%, 8/10/2044	60,000	61,277
Series 2014-GC24, Class AAB, 3.65%, 9/10/2047	25,000	25,776
Series 2015-GC28, Class A4, 3.14%, 2/10/2048	40,000	40,868
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3, 2.83%, 10/15/2045	8,064	8,155
Series 2013-C16, Class ASB, 3.67%, 12/15/2046	21,461	22,019
Series 2013-C16, Class AS, 4.52%, 12/15/2046	50,000	53,440
Series 2012-LC9, Class A5, 2.84%, 12/15/2047	25,000	25,285
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A3, 3.67%, 4/15/2047	40,000	40,794

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015-C29, Class B, 4.12%, 5/15/2048 ‡(d)	40,000	41,819
Series 2015-C31, Class A2, 3.01%, 8/15/2048	30,000	30,091
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (d)	20,000	20,902
Series 2017-C5, Class B, 4.01%, 3/15/2050 ‡(d)	20,000	20,924
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A3, 3.67%, 2/15/2047	42,427	43,090
Series 2014-C18, Class ASB, 3.62%, 10/15/2047	20,000	20,641
Series 2015-C22, Class AS, 3.56%, 4/15/2048 ‡	40,000	41,177
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	50,000	51,423
Series 2015-C25, Class A5, 3.64%, 10/15/2048	40,000	41,981
Morgan Stanley Capital I Trust Series 2012-C4, Class A4, 3.24%, 3/15/2045	38,000	38,708
UBS Commercial Mortgage Trust
Series 2017-C1, Class A2, 2.98%, 6/15/2050	30,000	30,392
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	40,000	41,278
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	20,000	20,617
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/2045	81,041	82,209
Series 2015-C27, Class A4, 3.19%, 2/15/2048	46,995	48,288
Series 2018-C45, Class A3, 3.92%, 6/15/2051	45,000	48,394
Series 2015-NXS3, Class A2, 2.85%, 9/15/2057	70,000	70,113
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class AS, 3.39%, 11/15/2045	60,000	60,936
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	7,886	7,931
Series 2014-C22, Class A4, 3.49%, 9/15/2057	40,000	41,598
Series 2014-C22, Class A5, 3.75%, 9/15/2057	25,000	26,313

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,052,801)		3,123,405

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 1.7%
Canada Government Bond (Canada)
2.63%, 1/25/2022	65,000	66,091
2.00%, 11/15/2022	25,000	25,020
Export Development Canada (Canada)
2.00%, 5/17/2022	50,000	49,971
2.75%, 3/15/2023	25,000	25,675
Export-Import Bank of Korea (South Korea) 2.63%, 12/30/2020	200,000	200,386
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	70,000	80,105
Italy Government Bond (Italy) 5.38%, 6/15/2033	96,000	104,938
Japan Bank for International Cooperation (Japan) 1.75%, 5/28/2020	200,000	198,986
Province of Alberta (Canada) 2.95%, 1/23/2024	50,000	51,637
Province of British Columbia Canada (Canada) 2.65%, 9/22/2021	29,000	29,373
Province of Ontario (Canada) 3.40%, 10/17/2023	95,000	99,711
3.05%, 1/29/2024	55,000	57,036
Province of Quebec (Canada)
2.75%, 8/25/2021	50,000	50,717
2.38%, 1/31/2022	25,000	25,152
Republic of Chile (Chile) 3.88%, 8/5/2020	101,000	102,900
Republic of Colombia (Colombia) 10.38%, 1/28/2033	36,000	55,562
Republic of Hungary (Hungary) 6.38%, 3/29/2021	40,000	42,517
Republic of Panama (Panama) 6.70%, 1/26/2036	40,000	52,903
Republic of Peru (Peru) 6.55%, 3/14/2037	25,000	34,083
Republic of Philippines (Philippines)
9.50%, 10/21/2024	60,000	79,575
10.63%, 3/16/2025	28,000	39,726
9.50%, 2/2/2030	27,000	42,148
Republic of Poland (Poland)
5.13%, 4/21/2021	95,000	99,491
5.00%, 3/23/2022	37,000	39,389
3.00%, 3/17/2023	29,000	29,389
Republic of Uruguay (Uruguay)
8.00%, 11/18/2022	136,000	153,640
4.50%, 8/14/2024	29,000	30,493
Svensk Exportkredit AB (Sweden)
2.88%, 3/14/2023	201,000	206,809
Tunisia Government Bond (Tunisia) 1.42%, 8/5/2021	205,000	200,879

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
United Mexican States (Mexico)
8.00%, 9/24/2022	25,000	28,883
4.00%, 10/2/2023	100,000	103,252
6.75%, 9/27/2034	25,000	30,692
4.60%, 1/23/2046	200,000	194,277
5.75%, 10/12/2110	108,000	111,235
5.75%, 10/12/2110	26,000	26,779

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,717,405)		2,769,420

SUPRANATIONAL — 1.3%
Asian Development Bank (Supranational)
2.88%, 11/27/2020	117,000	118,375
1.88%, 2/18/2022	47,000	46,809
3.13%, 9/26/2028	80,000	85,848
Corp. Andina de Fomento (Supranational)
2.13%, 9/27/2021	30,000	29,591
3.75%, 11/23/2023	125,000	129,958
Council of Europe Development Bank (Supranational) 2.50%, 2/27/2024	25,000	25,471
European Bank for Reconstruction & Development (Supranational)
2.00%, 2/1/2021	25,000	24,967
1.50%, 11/2/2021	32,000	31,630
European Investment Bank (Supranational)
1.38%, 6/15/2020	25,000	24,791
1.63%, 8/14/2020	30,000	29,826
2.88%, 12/15/2021	30,000	30,653
2.63%, 5/20/2022	26,000	26,427
2.38%, 6/15/2022	67,000	67,664
2.00%, 12/15/2022	99,000	99,078
1.88%, 2/10/2025	200,000	198,250
2.38%, 5/24/2027	41,000	41,664
Inter-American Development Bank (Supranational)
3.00%, 2/21/2024	65,000	67,817
3.13%, 9/18/2028	109,000	117,147
3.20%, 8/7/2042	207,000	221,311
4.38%, 1/24/2044	82,000	105,170
International Bank for Reconstruction & Development (Supranational)
1.63%, 3/9/2021	89,000	88,384
1.38%, 5/24/2021	130,000	128,420
2.50%, 11/25/2024	50,000	51,149
2.50%, 7/29/2025	130,000	132,958
1.88%, 10/27/2026	89,000	87,156
International Finance Corp. (Supranational) 1.63%, 7/16/2020	100,000	99,427

TOTAL SUPRANATIONAL (Cost $2,046,646)		2,109,941

Investments	Principal Amount($)	Value($)
U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FFCB
1.75%, 10/26/2020	75,000	74,728
2.51%, 1/12/2021	69,000	69,012
2.55%, 3/11/2021	100,000	100,951
FHLB
1.38%, 2/18/2021	55,000	54,403
3.00%, 10/12/2021	30,000	30,728
1.88%, 11/29/2021	80,000	79,820
2.63%, 12/10/2021	110,000	111,802
3.38%, 12/8/2023	100,000	106,049
2.50%, 2/13/2024	30,000	30,695
3.25%, 11/16/2028	60,000	64,522
5.63%, 3/14/2036	50,000	68,573
FHLMC
1.63%, 9/29/2020	25,000	24,861
1.13%, 8/12/2021	60,000	58,900
2.38%, 1/13/2022	50,000	50,545
2.75%, 6/19/2023	66,000	67,952
6.25%, 7/15/2032	40,000	56,772
FNMA
1.50%, 7/30/2020	62,000	61,535
2.88%, 10/30/2020	50,000	50,577
2.50%, 4/13/2021	84,000	84,795
1.25%, 5/6/2021	34,000	33,545
1.25%, 8/17/2021	36,000	35,450
2.00%, 1/5/2022	55,000	55,071
2.38%, 1/19/2023	121,000	122,689
2.88%, 9/12/2023	50,000	51,804
2.50%, 2/5/2024	84,000	85,964
2.63%, 9/6/2024	25,000	25,732
2.13%, 4/24/2026	90,000	89,749
1.88%, 9/24/2026	50,000	49,004
Tennessee Valley Authority
1.88%, 8/15/2022	80,000	79,631
2.88%, 2/1/2027	23,000	23,843
3.50%, 12/15/2042	50,000	53,457
4.25%, 9/15/2065	10,000	12,463

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,919,443)		1,965,622

MUNICIPAL BONDS — 0.7%
California — 0.2%
General Obligation — 0.1%
State of California Series 2018, GO, 2.80%, 4/1/2021	35,000	35,346

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State of California, Various Purpose
GO, 5.70%, 11/1/2021	50,000	54,118
GO, 7.55%, 4/1/2039	80,000	125,398

		214,862

Transportation — 0.1%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series 2010S-1, Rev., 6.92%, 4/1/2040	40,000	57,467

Utility — 0.0% (b)
State of California Department of Water Resources Power Supply Series 2016P, Rev., 2.00%, 5/1/2022	35,000	34,887

Total California		307,216

Florida — 0.1%
Other Revenue — 0.1%
State Board of Administration Finance Corp.
Series 2013A, Rev., 3.00%, 7/1/2020	45,000	45,230
Series 2016A, Rev., 2.64%, 7/1/2021	100,000	100,821

		146,051

Total Florida		146,051

Illinois — 0.2%
General Obligation — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, Build America Bonds GO, 5.72%, 12/1/2038	55,000	71,324
State of Illinois, Taxable Pension Series 2003, GO, 4.95%, 6/1/2023	75,000	78,784

		150,108

Other Revenue — 0.1%
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	60,000	65,587

Transportation — 0.0% (b)
Chicago O’Hare International Airport, Senior Lien Rev., 4.47%, 1/1/2049	50,000	58,053

Total Illinois		273,748

Massachusetts — 0.0% (b)
General Obligation — 0.0% (b)
Commonwealth of Massachusetts, Consolidated Loan of 2010, Build America Bonds
Series 2010E, GO, 4.20%, 12/1/2021	40,000	41,289
Series A, GO, 4.91%, 5/1/2029	15,000	17,507

		58,796

Total Massachusetts		58,796

Investments	Principal Amount($)	Value($)
Missouri — 0.0% (b)
Hospital — 0.0% (b)
Health and Educational Facilities Authority of the State of Missouri, Educational Facilities, The Washington University Series 2017A, Rev., 3.65%, 8/15/2057	45,000	46,257

New Jersey — 0.1%
Other Revenue — 0.0% (b)
New Jersey Economic Development Authority, Pension Funding Series 1997B, Rev., AGM, 2/15/2023	40,000	36,101

Transportation — 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds Series C, Rev., 6.10%, 12/15/2028	90,000	93,900

Total New Jersey		130,001

New York — 0.1%
General Obligation — 0.0% (b)
City of New York, Fiscal Year 2010, Build America Bonds Subseries A-2, GO, 5.21%, 10/1/2031	25,000	30,028

Special Tax — 0.1%
New York State Urban Development Corp., State Personal Income Tax, Build America Bonds Series 2009E, Rev., 5.77%, 3/15/2039	25,000	30,295

Total New York		60,323

Oregon — 0.0% (b)
General Obligation — 0.0% (b)
State of Oregon GO, 5.76%, 6/1/2023	39,967	43,446

Texas — 0.0% (b)
General Obligation — 0.0% (b)
City of Houston GO, 3.96%, 3/1/2047	40,000	42,997

TOTAL MUNICIPAL BONDS (Cost $1,060,262)		1,108,835

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — 0.5%
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	30,000	30,248
Ally Master Owner Trust Series 2017-3, Class A2, 2.04%, 6/15/2022	100,000	99,631
American Express Credit Account Master Trust Series 2018-6, Class A, 3.06%, 2/15/2024	100,000	101,791
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A3, 3.07%, 12/19/2022	20,000	20,144
Series 2018-1, Class C, 3.50%, 1/18/2024	15,000	15,383
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8, 2.05%, 8/15/2023	20,000	19,951
Series 2016-A5, Class A5, 1.66%, 6/17/2024	20,000	19,781
Series 2017-A6, Class A6, 2.29%, 7/15/2025	10,000	10,033
CarMax Auto Owner Trust
Series 2016-4, Class A4, 1.60%, 6/15/2022	20,000	19,807
Series 2018-1, Class A4, 2.64%, 6/15/2023	25,000	25,229
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6, 3.21%, 12/7/2024	50,000	51,699
Discover Card Execution Note Trust
Series 2018-A4, Class A4, 3.11%, 1/16/2024	40,000	40,816
Series 2018-A1, Class A1, 3.03%, 8/15/2025	18,000	18,548
Drive Auto Receivables Trust Series 2018-1, Class D, 3.81%, 5/15/2024	46,000	46,704
Ford Credit Auto Owner Trust Series 2018-A, Class A3, 3.03%, 11/15/2022	50,000	50,479
Ford Credit Floorplan Master Owner Trust A Series 2018-1, Class A1, 2.95%, 5/15/2023	30,000	30,373
Honda Auto Receivables Owner Trust Series 2018-1, Class A3, 2.64%, 2/15/2022	20,000	20,067
Hyundai Auto Receivables Trust Series 2016-B, Class C, 2.19%, 11/15/2022	20,000	19,950

Investments	Principal Amount($)	Value($)
Santander Drive Auto Receivables Trust
Series 2018-3, Class C, 3.51%, 8/15/2023	25,000	25,434
Series 2019-1, Class C, 3.42%, 4/15/2025	20,000	20,401
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	50,000	52,130
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3, 3.02%, 12/15/2022	20,000	20,299

TOTAL ASSET-BACKED SECURITIES (Cost $749,773)		758,898

	Shares
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (e)(f) (Cost $404,958)	404,958	404,958

Total Investments — 99.5% (Cost $155,529,399)		159,486,581
Other Assets Less Liabilities — 0.5%		816,560

Net Assets — 100.0%		160,303,141

Percentages indicated are based on net assets.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$758,898	$—	$758,898
Commercial Mortgage-Backed Securities	—	2,966,552	156,853	3,123,405
Corporate Bonds	—	40,473,629	—	40,473,629
Foreign Government Securities	—	2,769,420	—	2,769,420
Mortgage-Backed Securities	—	44,158,277	—	44,158,277
Municipal Bonds	—	1,108,835	—	1,108,835
Supranational	—	2,109,941	—	2,109,941
U.S. Government Agency Securities	—	1,965,622	—	1,965,622
U.S. Treasury Obligations	—	62,613,596	—	62,613,596
Short-Term Investments Investment Companies	404,958	—	—	404,958

Total Investments in Securities	$404,958	$158,924,770	$156,853	$159,486,581

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27% (a)(b)	$337,456	$16,822,049	$16,754,547	$—	$—	$404,958	404,958	$4,721	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 57.0%
U.S. Treasury Notes
1.38%, 8/31/2020	3,109,000	3,080,217
2.25%, 4/30/2021	80,000	80,437
1.13%, 9/30/2021	4,225,000	4,151,558
2.00%, 12/31/2021	4,196,000	4,207,801
1.75%, 6/30/2022	200,000	199,211
1.75%, 1/31/2023	23,000	22,871
1.50%, 2/28/2023	705,000	694,563
1.50%, 3/31/2023	24,000	23,637
2.75%, 7/31/2023	140,000	144,616
2.75%, 2/15/2024	16,000	16,585
2.38%, 2/29/2024	2,627,000	2,680,874
2.13%, 3/31/2024	70,000	70,610
2.00%, 4/30/2024	480,000	481,331
2.25%, 4/30/2024	15,000	15,224

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,676,666)		15,869,535

CORPORATE BONDS — 25.6%
Aerospace & Defense — 0.4%
Boeing Co. (The) 8.75%, 8/15/2021	10,000	11,315
Embraer SA (Brazil) 5.15%, 6/15/2022	15,000	15,624
General Dynamics Corp. 2.25%, 11/15/2022	22,000	21,928
Northrop Grumman Corp. 2.55%, 10/15/2022	15,000	14,948
Rockwell Collins, Inc. 3.20%, 3/15/2024	15,000	15,187
United Technologies Corp. 2.30%, 5/4/2022	29,000	28,876

		107,878

Air Freight & Logistics — 0.1%
United Parcel Service of America, Inc. 8.38%, 4/1/2020	18,000	18,859

Airlines — 0.1%
Delta Air Lines, Inc. 3.63%, 3/15/2022	18,000	18,219

Auto Components — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	17,000	17,617

Automobiles — 0.1%
General Motors Co.
4.88%, 10/2/2023	15,000	15,630

Investments	Principal Amount($)	Value($)
Banks — 7.0%
Bank of America Corp.
5.88%, 1/5/2021	20,000	21,017
5.00%, 5/13/2021	145,000	151,616
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (a)	31,000	32,165
Bank of Nova Scotia (The) (Canada)
2.70%, 3/7/2022	15,000	15,100
3.40%, 2/11/2024	38,000	39,078
BB&T Corp.
3.20%, 9/3/2021	27,000	27,375
3.75%, 12/6/2023	10,000	10,435
BNP Paribas SA (France) 5.00%, 1/15/2021	25,000	25,942
Canadian Imperial Bank of Commerce (Canada) 2.55%, 6/16/2022	15,000	15,010
Citigroup, Inc.
2.70%, 3/30/2021	20,000	20,018
4.05%, 7/30/2022	15,000	15,530
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (a)	112,000	112,660
Citizens Financial Group, Inc. 2.38%, 7/28/2021	35,000	34,736
Comerica, Inc. 3.70%, 7/31/2023	15,000	15,587
Cooperatieve Rabobank UA (Netherlands) 4.50%, 1/11/2021	24,000	24,796
Fifth Third Bancorp
2.88%, 7/27/2020	20,000	20,078
3.50%, 3/15/2022	25,000	25,551
First Horizon National Corp. 3.50%, 12/15/2020	20,000	20,229
HSBC Holdings plc (United Kingdom)
5.10%, 4/5/2021	82,000	85,406
4.00%, 3/30/2022	10,000	10,362
Huntington Bancshares, Inc. 3.15%, 3/14/2021	22,000	22,201
KeyCorp 2.90%, 9/15/2020	20,000	20,092
Kreditanstalt fuer Wiederaufbau (Germany)
2.50%, 2/15/2022	16,000	16,215
2.00%, 10/4/2022	265,000	265,080
Landwirtschaftliche Rentenbank (Germany) 2.25%, 10/1/2021	10,000	10,058
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	35,000	35,392

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
M&T Bank Corp. 3.55%, 7/26/2023	22,000	22,861
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	40,000	40,395
3.22%, 3/7/2022	17,000	17,287
Oesterreichische Kontrollbank AG (Austria) 2.38%, 10/1/2021	33,000	33,251
People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	27,722
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	20,000	20,418
3.50%, 1/23/2024	31,000	32,119
Regions Financial Corp. 3.80%, 8/14/2023	15,000	15,576
Royal Bank of Canada (Canada)
2.30%, 3/22/2021	22,000	22,024
2.75%, 2/1/2022	15,000	15,146
3.70%, 10/5/2023	15,000	15,649
Royal Bank of Scotland Group plc (United Kingdom) 6.00%, 12/19/2023	82,000	87,498
Santander Holdings USA, Inc.
4.45%, 12/3/2021	38,000	39,275
3.40%, 1/18/2023	32,000	32,254
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	35,000	35,024
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 3/9/2021	53,000	53,329
2.78%, 7/12/2022	15,000	15,086
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (a)	20,000	20,365
3.20%, 4/1/2024	10,000	10,185
Toronto-Dominion Bank (The) (Canada)
2.50%, 12/14/2020	20,000	20,042
2.55%, 1/25/2021	17,000	17,046
US Bancorp 3.00%, 3/15/2022	50,000	50,691
Wells Fargo & Co.
2.50%, 3/4/2021	83,000	82,848
2.10%, 7/26/2021	55,000	54,417
Westpac Banking Corp. (Australia) 2.75%, 1/11/2023	80,000	80,288

		1,952,525

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.70%, 2/1/2024	15,000	15,599

Investments	Principal Amount($)	Value($)
Coca-Cola Co. (The)
3.30%, 9/1/2021	20,000	20,444
2.20%, 5/25/2022	15,000	14,984
Constellation Brands, Inc. 2.25%, 11/6/2020	15,000	14,925
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021 (b)	15,000	15,232

		81,184

Biotechnology — 0.5%
AbbVie, Inc. 3.75%, 11/14/2023	40,000	41,218
Amgen, Inc.
4.50%, 3/15/2020	15,000	15,257
3.63%, 5/22/2024	15,000	15,503
Biogen, Inc. 3.63%, 9/15/2022	15,000	15,340
Celgene Corp.
2.88%, 2/19/2021	24,000	24,162
3.63%, 5/15/2024	15,000	15,556
Gilead Sciences, Inc. 1.95%, 3/1/2022	23,000	22,663

		149,699

Building Products — 0.1%
Owens Corning 4.20%, 12/15/2022	18,000	18,621

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)
2.45%, 11/27/2020	20,000	20,018
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (a)	42,000	42,094
BlackRock, Inc.
4.25%, 5/24/2021	15,000	15,572
Deutsche Bank AG (Germany)
4.25%, 2/4/2021	47,000	47,175
Series D, 5.00%, 2/14/2022	20,000	20,419
Goldman Sachs Group, Inc. (The)
2.88%, 2/25/2021	25,000	25,105
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (a)	123,000	123,001
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	10,000	10,534
Morgan Stanley
2.80%, 6/16/2020	75,000	75,126
3.13%, 1/23/2023	32,000	32,285
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (a)	15,000	15,458
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	18,000	18,538
Northern Trust Corp. 2.38%, 8/2/2022	15,000	15,027
State Street Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (a)	23,000	23,079

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Stifel Financial Corp. 3.50%, 12/1/2020	13,000	13,150

		496,581

Chemicals — 0.5%
Dow Chemical Co. (The) 3.00%, 11/15/2022	20,000	20,171
LYB International Finance BV 4.00%, 7/15/2023	15,000	15,574
Nutrien Ltd. (Canada)
4.88%, 3/30/2020	10,000	10,171
3.63%, 3/15/2024	35,000	35,771
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	15,000	14,977
Syngenta Finance NV (Switzerland) 3.13%, 3/28/2022	57,000	56,844

		153,508

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 5.25%, 11/15/2021	15,000	15,942

Communications Equipment — 0.2%
Cisco Systems, Inc.
2.20%, 2/28/2021	10,000	9,965
2.20%, 9/20/2023	35,000	34,684
Motorola Solutions, Inc. 3.75%, 5/15/2022	6,000	6,168

		50,817

Consumer Finance — 1.6%
American Express Co.
3.00%, 2/22/2021	43,000	43,280
3.40%, 2/27/2023	26,000	26,628
American Honda Finance Corp.
2.60%, 11/16/2022	25,000	25,059
3.63%, 10/10/2023	33,000	34,399
Capital One Financial Corp.
3.45%, 4/30/2021	15,000	15,209
4.75%, 7/15/2021	33,000	34,435
Caterpillar Financial Services Corp. 2.90%, 3/15/2021	34,000	34,329
Discover Financial Services 3.85%, 11/21/2022	25,000	25,805
General Motors Financial Co., Inc.
3.45%, 1/14/2022	31,000	31,044
5.10%, 1/17/2024	55,000	57,424
John Deere Capital Corp.
2.88%, 3/12/2021	21,000	21,183
3.15%, 10/15/2021	18,000	18,322
Synchrony Financial 3.75%, 8/15/2021	26,000	26,424
Toyota Motor Credit Corp. 2.63%, 1/10/2023	33,000	33,156
2.25%, 10/18/2023	22,000	21,799

		448,496

Investments	Principal Amount($)	Value($)
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. 3.40%, 1/31/2022	37,000	38,147
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 2.91%), 4.67%, 4/30/2043 (a)	15,000	14,625
Private Export Funding Corp. Series EE, 2.80%, 5/15/2022	30,000	30,727
Shell International Finance BV (Netherlands)
4.38%, 3/25/2020	15,000	15,226
2.25%, 1/6/2023	15,000	14,862
3.40%, 8/12/2023	15,000	15,497

		129,084

Diversified Telecommunication Services — 0.4%
AT&T, Inc.
2.45%, 6/30/2020	20,000	19,949
2.80%, 2/17/2021	21,000	21,046
3.60%, 2/17/2023	15,000	15,386
Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	25,000	26,148
Verizon Communications, Inc. 5.15%, 9/15/2023	20,000	22,103

		104,632

Electric Utilities — 0.8%
Duke Energy Florida LLC 3.10%, 8/15/2021	27,000	27,315
Entergy Louisiana LLC 4.05%, 9/1/2023	15,000	15,873
Exelon Corp. 2.45%, 4/15/2021	17,000	16,890
Georgia Power Co. Series C, 2.00%, 9/8/2020	17,000	16,888
Hydro-Quebec (Canada) Series HY, 8.40%, 1/15/2022	17,000	19,572
NextEra Energy Capital Holdings, Inc.
Series H, 3.34%, 9/1/2020	13,000	13,120
3.15%, 4/1/2024	15,000	15,180
PPL Capital Funding, Inc. 3.50%, 12/1/2022	15,000	15,288
Public Service Co. of Colorado 2.25%, 9/15/2022	18,000	17,869
Public Service Co. of New Hampshire 3.50%, 11/1/2023	15,000	15,566
Public Service Electric & Gas Co. 2.38%, 5/15/2023	15,000	14,978
Southern California Edison Co. Series A, 2.90%, 3/1/2021	15,000	15,009
Southern Co. (The) 2.75%, 6/15/2020	15,000	15,017

		218,565

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electrical Equipment — 0.2%
ABB Finance USA, Inc. (Switzerland) 3.38%, 4/3/2023	45,000	46,297

Electronic Equipment, Instruments & Components — 0.0% (c)
Jabil, Inc. 5.63%, 12/15/2020	10,000	10,362

Energy Equipment & Services — 0.0% (c)
National Oilwell Varco, Inc. 2.60%, 12/1/2022	15,000	14,698

Entertainment — 0.3%
NBCUniversal Media LLC 5.15%, 4/30/2020	36,000	36,821
TWDC Enterprises 18 Corp. 2.45%, 3/4/2022	20,000	20,047
Viacom, Inc. 3.88%, 12/15/2021	12,000	12,276
Warner Media LLC 4.00%, 1/15/2022	10,000	10,328

		79,472

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Campus Communities Operating Partnership LP 3.35%, 10/1/2020	16,000	16,125
American Tower Corp. 2.80%, 6/1/2020	24,000	24,002
Boston Properties LP 3.85%, 2/1/2023	15,000	15,557
CC Holdings GS V LLC 3.85%, 4/15/2023	24,000	24,709
ERP Operating LP 4.63%, 12/15/2021	15,000	15,701
GLP Capital LP 4.88%, 11/1/2020	15,000	15,223
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	10,000	10,079
Hospitality Properties Trust 4.25%, 2/15/2021	5,000	5,065
Liberty Property LP 4.13%, 6/15/2022	15,000	15,554
Office Properties Income Trust 4.25%, 5/15/2024	15,000	14,941
Simon Property Group LP 3.75%, 2/1/2024	25,000	26,036
Ventas Realty LP 2.70%, 4/1/2020	15,000	15,005
VEREIT Operating Partnership LP 4.13%, 6/1/2021	15,000	15,334

Investments	Principal Amount($)	Value($)
Welltower, Inc. 5.25%, 1/15/2022	15,000	15,917

		229,248

Food & Staples Retailing — 0.3%
Kroger Co. (The) 2.95%, 11/1/2021	16,000	16,105
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	15,000	15,212
Walmart, Inc.
1.90%, 12/15/2020	21,000	20,895
3.13%, 6/23/2021	10,000	10,170
2.35%, 12/15/2022	10,000	9,994

		72,376

Food Products — 0.6%
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	8,000	8,081
4.35%, 3/15/2024	35,000	35,995
Campbell Soup Co. 3.30%, 3/15/2021	15,000	15,134
Conagra Brands, Inc. 3.20%, 1/25/2023	10,000	10,103
General Mills, Inc. 3.15%, 12/15/2021	15,000	15,177
Hershey Co. (The) 4.13%, 12/1/2020	10,000	10,264
Kellogg Co. 3.13%, 5/17/2022	10,000	10,138
Kraft Heinz Foods Co. 2.80%, 7/2/2020	20,000	20,005
Mondelez International, Inc. 3.63%, 5/7/2023	20,000	20,627
Tyson Foods, Inc. 2.25%, 8/23/2021	10,000	9,910

		155,434

Gas Utilities — 0.2%
Dominion Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	17,435
ONE Gas, Inc. 3.61%, 2/1/2024	15,000	15,630
Southern Natural Gas Co. LLC 4.40%, 6/15/2021	15,000	15,427

		48,492

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 2.55%, 3/15/2022	15,000	15,009
Becton Dickinson and Co. 2.89%, 6/6/2022	15,000	15,066
Danaher Corp. 2.40%, 9/15/2020	15,000	14,986
Medtronic, Inc.
3.15%, 3/15/2022	30,000	30,634
Zimmer Biomet Holdings, Inc. 3.15%, 4/1/2022	10,000	10,093

		85,788

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Health Care Providers & Services — 0.7%
Anthem, Inc. 4.35%, 8/15/2020	16,000	16,334
Cardinal Health, Inc. 2.62%, 6/15/2022	20,000	19,828
CVS Health Corp.
3.70%, 3/9/2023	21,000	21,465
4.00%, 12/5/2023	45,000	46,538
Express Scripts Holding Co. 2.60%, 11/30/2020	27,000	26,931
HCA, Inc. 4.75%, 5/1/2023	10,000	10,533
Humana, Inc. 3.15%, 12/1/2022	15,000	15,156
McKesson Corp. 2.70%, 12/15/2022	10,000	9,967
UnitedHealth Group, Inc. 3.35%, 7/15/2022	37,000	37,917

		204,669

Hotels, Restaurants & Leisure — 0.2%
Choice Hotels International, Inc. 5.75%, 7/1/2022	15,000	16,073
Marriott International, Inc. 3.60%, 4/15/2024	15,000	15,459
McDonald’s Corp. 2.63%, 1/15/2022	17,000	17,062
Starbucks Corp. 3.85%, 10/1/2023	15,000	15,733

		64,327

Household Durables — 0.1%
Whirlpool Corp. 4.00%, 3/1/2024	31,000	32,290

Household Products — 0.1%
Colgate-Palmolive Co. 2.10%, 5/1/2023	15,000	14,900
Procter & Gamble Co. (The) 3.10%, 8/15/2023	17,000	17,563

		32,463

Industrial Conglomerates — 0.2%
General Electric Co.
3.10%, 1/9/2023	32,000	31,985
3.45%, 5/15/2024	16,000	16,172
Honeywell International, Inc. 1.85%, 11/1/2021	15,000	14,813

		62,970

Insurance — 0.4%
AEGON Funding Co. LLC (Netherlands) 5.75%, 12/15/2020	18,000	18,876
American International Group, Inc. 6.40%, 12/15/2020	15,000	15,840

Investments	Principal Amount($)	Value($)
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	15,000	15,119
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	15,000	15,042
Prudential Financial, Inc.
5.38%, 6/21/2020	15,000	15,424
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (a)	19,000	19,285
Sompo International Holdings Ltd. (Bermuda) 4.70%, 10/15/2022	15,000	15,524

		115,110

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 1.90%, 8/21/2020	15,000	14,921
eBay, Inc. 3.80%, 3/9/2022	12,000	12,317

		27,238

IT Services — 0.3%
Fidelity National Information Services, Inc. 2.25%, 8/15/2021	15,000	14,887
Fiserv, Inc. 3.50%, 10/1/2022	15,000	15,386
Mastercard, Inc. 2.00%, 11/21/2021	15,000	14,873
Total System Services, Inc. 3.75%, 6/1/2023	15,000	15,396
Visa, Inc. 2.80%, 12/14/2022	20,000	20,310
Western Union Co. (The) 5.25%, 4/1/2020	16,000	16,337

		97,189

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.70%, 5/1/2020	23,000	23,416

Machinery — 0.0% (c)
CNH Industrial Capital LLC 3.88%, 10/15/2021	15,000	15,232

Media — 0.4%
Charter Communications Operating LLC 4.50%, 2/1/2024	29,000	30,296
Comcast Corp. 3.00%, 2/1/2024	18,000	18,241
Discovery Communications LLC 3.30%, 5/15/2022	13,000	13,169
Fox Corp. 3.67%, 1/25/2022 (b)	18,000	18,457
Interpublic Group of Cos., Inc. (The) 4.20%, 4/15/2024	21,000	22,182

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
WPP Finance 2010 (United Kingdom) 4.75%, 11/21/2021	20,000	20,863

		123,208

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg) 6.25%, 2/25/2022 (d)	15,000	16,128
BHP Billiton Finance USA Ltd. (Australia) 3.25%, 11/21/2021	25,000	25,546

		41,674

Multiline Retail — 0.0% (c)
Macy’s Retail Holdings, Inc. 3.45%, 1/15/2021	10,000	10,098

Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	15,000	15,669
CenterPoint Energy, Inc. 3.85%, 2/1/2024	15,000	15,653
DTE Energy Co. Series F, 3.85%, 12/1/2023	15,000	15,593

		46,915

Oil, Gas & Consumable Fuels — 1.8%
BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	43,000	45,216
Canadian Natural Resources Ltd. (Canada) 3.80%, 4/15/2024	15,000	15,439
Chevron Corp. 2.42%, 11/17/2020	32,000	32,075
ConocoPhillips Co. 2.40%, 12/15/2022	23,000	22,995
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	25,000	27,223
Enbridge Energy Partners LP 4.20%, 9/15/2021	15,000	15,366
Energy Transfer Operating LP 4.90%, 2/1/2024	27,000	28,684
Enterprise Products Operating LLC 3.50%, 2/1/2022	15,000	15,311
EOG Resources, Inc. 2.63%, 3/15/2023	25,000	24,998
EQM Midstream Partners LP 4.75%, 7/15/2023	30,000	30,594
EQT Corp. 4.88%, 11/15/2021	17,000	17,768
Equinor ASA (Norway) 7.75%, 6/15/2023	15,000	17,862
Exxon Mobil Corp. 3.18%, 3/15/2024	22,000	22,685

Investments	Principal Amount($)	Value($)
Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	21,000	21,852
Marathon Petroleum Corp. 5.13%, 3/1/2021	16,000	16,673
ONEOK Partners LP 5.00%, 9/15/2023	24,000	25,659
Petroleos Mexicanos (Mexico)
3.50%, 1/30/2023	40,000	38,464
4.88%, 1/18/2024	18,000	17,953
Plains All American Pipeline LP 3.85%, 10/15/2023	15,000	15,366
Total Capital SA (France) 4.45%, 6/24/2020	23,000	23,406
Williams Cos., Inc. (The) 3.60%, 3/15/2022	15,000	15,256

		490,845

Paper & Forest Products — 0.1%
Georgia-Pacific LLC 8.00%, 1/15/2024	15,000	18,464

Pharmaceuticals — 0.7%
Allergan Funding SCS 3.00%, 3/12/2020	15,000	15,017
AstraZeneca plc (United Kingdom) 3.50%, 8/17/2023	15,000	15,443
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	19,000	19,165
Johnson & Johnson 2.25%, 3/3/2022	20,000	20,054
Merck & Co., Inc. 2.40%, 9/15/2022	17,000	17,059
Mylan, Inc. 4.20%, 11/29/2023	15,000	14,921
Pfizer, Inc. 5.20%, 8/12/2020	20,000	20,691
Sanofi (France) 4.00%, 3/29/2021	15,000	15,419
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	33,000	32,704
Zoetis, Inc. 3.25%, 2/1/2023	20,000	20,309

		190,782

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC 3.00%, 3/15/2023	15,000	15,251
Norfolk Southern Corp. 3.85%, 1/15/2024	13,000	13,651
Ryder System, Inc. 3.75%, 6/9/2023	15,000	15,474
Union Pacific Corp. 4.16%, 7/15/2022	15,000	15,684

		60,060

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 1/12/2021	15,000	15,069
Broadcom Corp.
2.20%, 1/15/2021	25,000	24,701
3.63%, 1/15/2024	10,000	9,913
Intel Corp.
2.35%, 5/11/2022	16,000	15,994
2.70%, 12/15/2022	15,000	15,143
Lam Research Corp. 2.80%, 6/15/2021	10,000	10,040
NXP BV (Netherlands) 4.88%, 3/1/2024 (b)	17,000	17,922
QUALCOMM, Inc. 2.60%, 1/30/2023	30,000	29,753
Texas Instruments, Inc. 2.25%, 5/1/2023	5,000	5,007

		143,542

Software — 0.6%
CA, Inc. 3.60%, 8/15/2022	15,000	15,142
Microsoft Corp. 2.38%, 2/12/2022	58,000	58,219
Oracle Corp.
3.88%, 7/15/2020	20,000	20,346
2.80%, 7/8/2021	18,000	18,141
2.40%, 9/15/2023	30,000	29,773
VMware, Inc. 2.95%, 8/21/2022	15,000	14,997

		156,618

Specialty Retail — 0.3%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	15,000	15,609
Home Depot, Inc. (The)
3.25%, 3/1/2022	15,000	15,424
2.70%, 4/1/2023	15,000	15,148
Lowe’s Cos., Inc. 3.75%, 4/15/2021	15,000	15,332
TJX Cos., Inc. (The) 2.75%, 6/15/2021	15,000	15,116

		76,629

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
1.55%, 8/4/2021	53,000	52,210
2.10%, 9/12/2022	15,000	14,874
2.85%, 2/23/2023	15,000	15,204
3.45%, 5/6/2024	10,000	10,398
Dell International LLC 4.42%, 6/15/2021 (b)	27,000	27,669
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (d)	16,000	16,189
HP, Inc. 4.30%, 6/1/2021	15,000	15,474

Investments	Principal Amount($)	Value($)
Seagate HDD Cayman 4.25%, 3/1/2022	10,000	10,012

		162,030

Textiles, Apparel & Luxury Goods — 0.0% (c)
Cintas Corp. No. 2 3.25%, 6/1/2022	5,000	5,121

Tobacco — 0.2%
Altria Group, Inc. 4.75%, 5/5/2021	19,000	19,721
BAT Capital Corp. (United Kingdom) 2.76%, 8/15/2022	22,000	21,818
Philip Morris International, Inc. 2.13%, 5/10/2023	25,000	24,503

		66,042

Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 6/1/2021	15,000	15,142
2.75%, 1/15/2023	15,000	14,813
Aircastle Ltd. 5.50%, 2/15/2022	15,000	15,832
GATX Corp. 4.85%, 6/1/2021	15,000	15,545
International Lease Finance Corp. 5.88%, 8/15/2022	31,000	33,527

		94,859

Wireless Telecommunication Services — 0.1%
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	15,000	15,387

TOTAL CORPORATE BONDS (Cost $7,055,084)		7,117,202

MORTGAGE-BACKED SECURITIES — 7.1%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	28,026	28,555
Pool # G14783, 3.50%, 10/1/2026	25,788	26,526
Pool # J20134, 3.00%, 8/1/2027	15,592	15,888
Pool # G18452, 2.50%, 12/1/2027	63,926	64,325
Pool # J23906, 2.50%, 5/1/2028	66,146	66,559
Pool # J23582, 3.00%, 5/1/2028	23,623	24,023

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G15724, 4.00%, 1/1/2029	6,472	6,689
Pool # G16577, 4.00%, 1/1/2029	14,112	14,584
Pool # G18511, 2.50%, 5/1/2029	11,694	11,716
Pool # G18512, 3.00%, 5/1/2029	31,131	31,618
Pool # G15290, 3.50%, 2/1/2030	5,417	5,597
Pool # G18549, 2.50%, 4/1/2030	47,479	47,749
Pool # G16749, 2.00%, 7/1/2030	15,005	14,857
Pool # J33012, 3.00%, 10/1/2030	44,874	45,631
Pool # G15855, 3.50%, 1/1/2031	3,952	4,082
Pool # G18597, 3.50%, 4/1/2031	2,979	3,066
Pool # G18618, 2.00%, 11/1/2031	15,665	15,377
Pool # G18620, 3.00%, 11/1/2031	19,068	19,368
Pool # G18626, 2.50%, 1/1/2032	94,170	94,258
Pool # G18632, 3.00%, 2/1/2032	31,087	31,576
Pool # G16207, 3.50%, 7/1/2032	14,805	15,322
Pool # J38058, 3.00%, 11/1/2032	59,518	60,548
Pool # G18676, 2.50%, 2/1/2033	21,734	21,755
Pool # J39886, 4.00%, 11/1/2033	13,924	14,530
Pool # G18715, 3.00%, 12/1/2033	20,575	20,890
Pool # G18723, 3.50%, 2/1/2034	40,944	42,117
Pool # G18726, 3.50%, 3/1/2034	14,506	14,922
GNMA I, 30 Year
Pool # 794368, 3.00%, 2/15/2027	3,856	3,912
GNMA II, 15 Year
Pool # 796502, 3.00%, 4/20/2022	17,678	17,856
Pool # MA0756, 2.50%, 2/20/2028	5,894	5,947
Pool # MA4355, 2.50%, 4/20/2032	16,512	16,579

Investments	Principal Amount($)	Value($)
Pool # MA4559, 3.00%, 7/20/2032	21,036	21,365
Pool # MA4625, 3.50%, 8/20/2032	15,188	15,598
Pool # MA5236, 3.50%, 6/20/2033	9,853	10,119
UMBS, 15 Year
3.00%	8,000	8,118
3.50%	8,000	8,224
Pool # AC8868, 4.50%, 12/1/2024	4,833	4,973
Pool # AE0988, 4.00%, 9/1/2025	9,750	10,070
Pool # AH0563, 3.00%, 12/1/2025	4,940	5,031
Pool # AL1168, 3.50%, 1/1/2026	23,279	24,076
Pool # AH9695, 4.00%, 4/1/2026	10,682	11,035
Pool # AK3264, 3.00%, 2/1/2027	18,036	18,368
Pool # AL1746, 3.50%, 3/1/2027	18,585	19,190
Pool # BM4533, 4.00%, 8/1/2027	12,725	13,145
Pool # AQ1688, 2.00%, 12/1/2027	12,136	12,011
Pool # MA1277, 2.50%, 12/1/2027	106,805	107,401
Pool # AL3060, 3.00%, 2/1/2028	46,245	47,096
Pool # AT2769, 2.00%, 5/1/2028	20,590	20,376
Pool # AL4468, 3.50%, 11/1/2028	13,695	14,149
Pool # BM3954, 2.50%, 12/1/2028	81,866	82,322
Pool # AV8783, 3.00%, 1/1/2029	40,538	41,158
Pool # AV4793, 3.50%, 5/1/2029	21,670	22,278
Pool # AW8317, 2.50%, 9/1/2029	14,020	14,038
Pool # AX7696, 3.00%, 1/1/2030	49,567	50,311
Pool # AY6338, 2.50%, 3/1/2030	67,698	67,785
Pool # AS4678, 3.00%, 3/1/2030	61,280	62,204
Pool # BC2482, 3.00%, 3/1/2031	42,094	42,726
Pool # BM3754, 3.50%, 4/1/2031	6,793	7,019

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AS7606, 2.50%, 7/1/2031	7,740	7,750
Pool # AS7620, 2.50%, 7/1/2031	128,614	128,780
Pool # AL8804, 3.50%, 7/1/2031	7,215	7,447
Pool # MA2774, 2.00%, 10/1/2031	18,490	18,137
Pool # BM3174, 3.50%, 5/1/2032	8,503	8,789
Pool # MA3217, 2.50%, 12/1/2032	19,566	19,573
Pool # 890822, 3.00%, 12/1/2032	101,409	103,085
Pool # BJ9052, 3.50%, 2/1/2033	10,229	10,543
Pool # MA3437, 3.00%, 8/1/2033	21,771	22,091
Pool # BN4806, 4.00%, 1/1/2034	27,919	29,313
Pool # MA3588, 3.50%, 2/1/2034	48,218	49,570

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,948,618)		1,971,686

SUPRANATIONAL — 3.0%
African Development Bank (Supranational)
1.25%, 7/26/2021	26,000	25,552
3.00%, 9/20/2023	15,000	15,587
Asian Development Bank (Supranational)
1.63%, 8/26/2020	16,000	15,897
1.75%, 6/8/2021	57,000	56,687
1.88%, 2/18/2022	15,000	14,939
1.88%, 8/10/2022	29,000	28,845
Corp. Andina de Fomento (Supranational) 2.13%, 9/27/2021	33,000	32,550
European Bank for Reconstruction & Development (Supranational)
1.50%, 11/2/2021	10,000	9,884
2.13%, 3/7/2022	43,000	43,149
European Investment Bank (Supranational)
1.75%, 5/15/2020	19,000	18,921
2.25%, 8/15/2022	76,000	76,657
2.50%, 3/15/2023	145,000	147,533
2.63%, 3/15/2024	15,000	15,409
Inter-American Development Bank (Supranational)
2.63%, 4/19/2021	15,000	15,158
1.75%, 4/14/2022	70,000	69,558
1.75%, 9/14/2022	43,000	42,693

Investments	Principal Amount($)	Value($)
International Bank for Reconstruction & Development (Supranational)
1.88%, 4/21/2020	70,000	69,769
1.63%, 3/9/2021	100,000	99,308
International Finance Corp. (Supranational) 2.25%, 1/25/2021	25,000	25,079

TOTAL SUPRANATIONAL (Cost $812,706)		823,175

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,262
Commercial Mortgage Trust
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,970	26,194
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,236
Series 2013-CR11, Class ASB, 3.66%, 8/10/2050	18,584	19,055
FHLMC Multifamily Structured Pass-Through Certificates
Series K015, Class A2, 3.23%, 7/25/2021	95,000	96,760
Series K016, Class A2, 2.97%, 10/25/2021	29,453	29,892
Series K021, Class A1, 1.60%, 1/25/2022	19,233	19,008
Series K019, Class A2, 2.27%, 3/25/2022	16,000	16,050
FNMA ACES
Series 2011-M5, Class A2, 2.94%, 7/25/2021	29,207	29,540
Series 2014-M1, Class A2, 3.22%, 7/25/2023 (e)	16,461	16,950
GS Mortgage Securities Trust Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	31,810
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,454
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class ASB, 3.71%, 1/15/2047	18,037	18,601
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class ASB, 3.38%, 10/15/2048	40,000	41,138

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,643
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class A2, 2.68%, 4/15/2050	9,340	9,330
Series 2014-LC16, Class ASB, 3.48%, 8/15/2050	10,000	10,244
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class B, 3.74%, 12/15/2045	15,000	15,134
Series 2014-C20, Class A3, 3.64%, 5/15/2047	33,122	33,476

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $493,812)		499,777

FOREIGN GOVERNMENT SECURITIES — 1.8%
Canada Government Bond (Canada) 2.00%, 11/15/2022	20,000	20,016
Export Development Canada (Canada)
1.50%, 5/26/2021	15,000	14,835
2.00%, 5/17/2022	35,000	34,980
Export-Import Bank of Korea (South Korea) 5.13%, 6/29/2020	100,000	102,753
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	51,000	58,362
Italy Government Bond (Italy) 6.88%, 9/27/2023	15,000	16,721
Province of British Columbia Canada (Canada) 2.00%, 10/23/2022	15,000	14,963
Province of Ontario (Canada)
2.25%, 5/18/2022	40,000	40,080
2.45%, 6/29/2022	15,000	15,117
3.05%, 1/29/2024	16,000	16,592
Province of Quebec (Canada) 2.63%, 2/13/2023	27,000	27,406
Republic of Hungary (Hungary) 5.75%, 11/22/2023	20,000	22,309
Republic of Poland (Poland)
5.13%, 4/21/2021	22,000	23,040
4.00%, 1/22/2024	30,000	31,641
Republic of Uruguay (Uruguay) 8.00%, 11/18/2022	15,000	16,946
United Mexican States (Mexico)
3.50%, 1/21/2021	16,000	16,180
3.63%, 3/15/2022	24,000	24,419

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $490,944)		496,360

Investments	Principal Amount($)	Value($)
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FFCB 2.55%, 3/11/2021	48,000	48,457
FHLB
2.63%, 10/1/2020	45,000	45,335
1.13%, 7/14/2021	115,000	113,067
2.50%, 3/11/2022	70,000	71,045
FNMA
1.38%, 2/26/2021	42,000	41,543
2.75%, 6/22/2021	50,000	50,751
2.63%, 1/11/2022	50,000	50,848

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $417,148)		421,046

ASSET-BACKED SECURITIES — 1.2%
Ally Auto Receivables Trust Series 2018-3, Class A4, 3.12%, 7/17/2023	10,000	10,197
Ally Master Owner Trust Series 2018-4, Class A, 3.30%, 7/17/2023	10,000	10,187
American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,121
AmeriCredit Automobile Receivables Trust Series 2017-3, Class D, 3.18%, 7/18/2023	15,000	15,168
BA Credit Card Trust Series 2018-A3, Class A3, 3.10%, 12/15/2023	22,000	22,403
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	10,000	10,120
Capital Auto Receivables Asset Trust Series 2016-1, Class D, 4.03%, 8/21/2023	8,000	8,044
Capital One Multi-Asset Execution Trust Series 2018-A1, Class A1, 3.01%, 2/15/2024	27,000	27,380
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	17,000	17,280
Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	34,326

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Discover Card Execution Note Trust Series 2018-A4, Class A4, 3.11%, 1/16/2024	30,000	30,612
Ford Credit Auto Lease Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	10,000	10,109
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,440
GM Financial Automobile Leasing Trust Series 2018-3, Class A3, 3.18%, 6/21/2021	10,000	10,090
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	10,000	9,998
Honda Auto Receivables Owner Trust Series 2018-1, Class A3, 2.64%, 2/15/2022	15,000	15,051
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	15,000	14,967
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	10,000	10,201
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	15,000	15,639
World Omni Auto Receivables Trust Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,639

TOTAL ASSET-BACKED SECURITIES (Cost $328,860)		332,972

MUNICIPAL BONDS — 0.1%
Florida — 0.1%
Other Revenue — 0.1%
State Board of Administration Finance Corp. Series 2013A, Rev., 3.00%, 7/1/2020	20,000	20,102

Illinois — 0.0% (c)
General Obligation — 0.0% (c)
State of Illinois, Taxable Pension Series 2003, GO, 4.95%, 6/1/2023	15,000	15,757

TOTAL MUNICIPAL BONDS (Cost $35,441)		35,859

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (f)(g) (Cost $175,940)	175,940	175,940

Total Investments — 99.7% (Cost $27,435,219)		27,743,552
Other Assets Less Liabilities — 0.3%		83,202

Net Assets — 100.0%		27,826,754

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
BA	Bankers’ Acceptance Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$332,972	$—	$332,972
Commercial Mortgage-Backed Securities	—	479,323	20,454	499,777
Corporate Bonds	—	7,117,202	—	7,117,202
Foreign Government Securities	—	496,360	—	496,360
Mortgage-Backed Securities	—	1,971,686	—	1,971,686
Municipal Bonds	—	35,859	—	35,859
Supranational	—	823,175	—	823,175
U.S. Government Agency Securities	—	421,046	—	421,046
U.S. Treasury Obligations	—	15,869,535	—	15,869,535
Short-Term Investments
Investment Companies	175,940	—	—	175,940

Total Investments in Securities	$175,940	$27,547,158	$20,454	$27,743,552

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at March 12, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares 2.27%(a)(b)	$—	$665,344	$489,404	$—	$—	$175,940	175,940	$295	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.